UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Investment Grade Bond ETF Fidelity® Investment Grade Bond ETF : FIGB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•The fund also benefited from being overweight credit risk, which added value as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•An overweight in investment-grade corporate bonds, especially those of bank issuers, also added value, although our positioning among industrial and utility bonds were modestly offsetting detractors.
•Notable changes in positioning include reduced exposure to investment-grade corporate bonds, increased exposure to U.S. Treasury debt, and purchases of mortgage bonds during periods of wider credit spreads.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Investment Grade Bond ETF - NAV A	7.77%	-1.02%
Fidelity® Investment Grade Bond ETF - Market Price B	7.60%	-0.88%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-1.37%
A   From March 2, 2021

B   From March 4, 2021, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$122,028,691
Number of Holdings	384
Total Advisory Fee	$207,138
Portfolio Turnover	277%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	42.3
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	7.2
Ginnie Mae II Pool	3.7
Fannie Mae Mortgage pass-thru certificates	1.8
Bank of America Corp	1.3
JPMorgan Chase & Co	1.1
Wells Fargo & Co	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
Morgan Stanley	0.8
70.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913667.100    6353-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Low Duration Bond ETF Fidelity® Low Duration Bond ETF : FLDB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period February 22, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF A	$ 11	0.20%
A Expenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, an allocation to interest-earning cash was a modest drag on relative performance.
•At period end, corporates made up about 55% of fund assets, down from roughly 65% on March 1, 2024 (the fund's inception date is February 22, 2024). At the same time, we increased exposure to U.S. Treasurys from about 23% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 8% to approximately 16% of assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 22, 2024 through August 31, 2024.
Initial investment of $10,000.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$373,830,821
Number of Holdings	406
Total Advisory Fee	$289,923
Portfolio Turnover	15%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.8
US Treasury Bill	11.7
Bank of America Corp	1.8
JPMorgan Chase & Co	1.7
Lloyds Banking Group PLC	1.5
UBS Group AG	1.4
Citigroup Inc	1.4
Wells Fargo & Co	1.3
Volkswagen Group of America Finance LLC	1.2
HSBC Holdings PLC	1.2
37.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917137.100    7578-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Low Duration Bond Factor ETF Fidelity® Low Duration Bond Factor ETF : FLDR Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 16	0.15%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 330) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 12, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Low Duration Bond Factor ETF - NAV A	6.63%	2.52%	2.78%
Fidelity® Low Duration Bond Factor ETF - Market Price B	6.70%	2.54%	2.80%
Fidelity Low Duration Investment Grade Factor Index℠ A	6.80%	2.74%	3.00%
Bloomberg US Treasury Bill: 6-9 Months Index A	5.37%	1.99%	2.10%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-0.04%	1.73%
A   From June 12, 2018

B   From June 14, 2018, date initially listed on the Cboe BZX Exchange, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$539,541,864
Number of Holdings	274
Total Advisory Fee	$571,779
Portfolio Turnover	38%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
JPMorgan Chase & Co	3.6
Goldman Sachs Group Inc/The	3.3
National Australia Bank Ltd	2.9
Royal Bank of Canada	2.7
Caterpillar Financial Services Corp	2.3
John Deere Capital Corp	2.3
Bank of America Corp	2.3
Morgan Stanley	2.2
Westpac Banking Corp	2.1
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913657.100    3089-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Tactical Bond ETF Fidelity® Tactical Bond ETF : FTBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 58	0.55%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, relative to the benchmark Bloomberg U.S. Aggregate Bond Index, the fund benefited from favorable duration positioning, as the fund was more interest-rate sensitive than the index in a period of often-falling rates.
•Yield curve positioning, however, detracted a bit as the curve steepened.
•The fund also benefited from being overweight credit risk via high-yield corporate debt and leveraged loans, which added value as credit spreads approached all-time tight levels.
•Other notable contributors included the fund's allocation to securitized products, including outperforming stakes in commercial mortgage-backed securities and asset-backed securities
•Notable changes in positioning include reduced exposure to corporate bonds and increased exposure to U.S. Treasury debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 24, 2023 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Tactical Bond ETF - NAV A	8.46%	4.66%
Fidelity® Tactical Bond ETF - Market Price B	8.49%	4.73%
Bloomberg U.S. Aggregate Bond Index A	7.30%	3.39%
A   From January 24, 2023

B   From January 26, 2023, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$24,854,986
Number of Holdings	665
Total Advisory Fee	$82,617
Portfolio Turnover	37%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	47.9
US Treasury Bonds	7.4
Bank of Nova Scotia/The	1.6
Petroleos Mexicanos	1.4
DPL Inc	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	1.1
Dominican Republic	1.0
Millicom International Cellular SA	0.9
Ford Motor Credit Co LLC	0.9
Colombian Republic	0.9
64.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913701.100    7324-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Limited Term Bond ETF Fidelity® Limited Term Bond ETF : FLTB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the composite index. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed. An out-of-index allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted. Specifically, the fund was positioned further out on the yield curve than the composite index, which hurt relative performance.
•At period end, corporates made up about 72% of fund assets, up from roughly 66% a year ago and overweight versus the composite index average of about 68%. Exposure to U.S. Treasurys stood at 7% as of August 31, compared with an average of roughly 19% for the composite index and about 66% for the fund's Bloomberg 1-5 year benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 6, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Limited Term Bond ETF - NAV A	7.88%	1.76%	2.07%
Fidelity® Limited Term Bond ETF - Market Price B	7.96%	1.75%	2.03%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index A	6.67%	1.32%	1.68%
Fidelity Limited Term Composite Index℠ A	7.52%	1.75%	2.09%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-0.04%	1.67%
A   From October 6, 2014

B   From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$149,845,314
Number of Holdings	729
Total Advisory Fee	$383,186
Portfolio Turnover	60%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	6.4
JPMorgan Chase & Co	2.2
Bank of America Corp	2.0
Morgan Stanley	1.6
Wells Fargo & Co	1.4
Goldman Sachs Group Inc/The	1.4
Citigroup Inc	1.2
Ford Motor Credit Co LLC	1.1
HSBC Holdings PLC	1.0
Hyundai Capital America	0.9
19.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee	The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913647.100    2721-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Total Bond ETF Fidelity® Total Bond ETF : FBND Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans and emerging markets debt - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade securities, security selection and sector allocation also meaningfully contributed.
•In terms of sector allocation, investment choices and overweight positions in the asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 6, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Total Bond ETF - NAV A	8.24%	1.16%	2.43%
Fidelity® Total Bond ETF - Market Price B	8.17%	1.16%	2.38%
Bloomberg U.S. Universal Bond Index A	7.92%	0.34%	1.98%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-0.04%	1.67%
A   From October 6, 2014

B   From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$11,596,359,627
Number of Holdings	3,949
Total Advisory Fee	$28,022,712
Portfolio Turnover	313%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.6
US Treasury Bonds	10.7
Uniform Mortgage Backed Securities	6.9
Ginnie Mae II Pool	5.6
Fannie Mae Mortgage pass-thru certificates	5.1
Freddie Mac Gold Pool	2.8
JPMorgan Chase & Co	1.6
Bank of America Corp	1.5
Wells Fargo & Co	1.2
Morgan Stanley	1.2
59.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913648.100    2722-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond ETF Fidelity® Sustainable Low Duration Bond ETF : FSLD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 62% of fund assets, down from roughly 64% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 32% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 5% to approximately 9% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable Low Duration Bond ETF - NAV A	5.83%	4.32%
Fidelity® Sustainable Low Duration Bond ETF - Market Price B	5.86%	4.37%
Bloomberg US Treasury Bill: 6-9 Months Index A	5.37%	3.53%
Bloomberg U.S. Aggregate Bond Index A	7.30%	1.83%
A   From April 19, 2022

B   From April 21, 2022, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$3,758,355
Number of Holdings	195
Total Advisory Fee	$8,909
Portfolio Turnover	50%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.9
Bank of America Corp	2.2
Wells Fargo & Co	2.2
Goldman Sachs Group Inc/The	2.2
JPMorgan Chase & Co	2.1
Morgan Stanley	2.1
Equitable Financial Life Global Funding	2.0
Hyundai Capital America	1.9
Citigroup Inc	1.7
Truist Financial Corp	1.7
44.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913699.100    6564-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond ETF Fidelity® Sustainable Core Plus Bond ETF : FSBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 38	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities also made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable Core Plus Bond ETF - NAV A	8.31%	2.19%
Fidelity® Sustainable Core Plus Bond ETF - Market Price B	8.61%	2.33%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index A	7.26%	1.85%
Bloomberg U.S. Aggregate Bond Index A	7.30%	1.83%
A   From April 19, 2022

B   From April 21, 2022, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$11,895,859
Number of Holdings	481
Total Advisory Fee	$41,505
Portfolio Turnover	327%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.0
Uniform Mortgage Backed Securities	11.8
US Treasury Bonds	9.8
Ginnie Mae II Pool	5.5
Fannie Mae Mortgage pass-thru certificates	3.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	2.6
Cedar Funding Lt	2.1
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	2.1
Freddie Mac Gold Pool	1.7
Bank of America Corp	1.6
56.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913698.100    6563-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Corporate Bond ETF Fidelity® Corporate Bond ETF : FCOR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 38	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Security selection drove the fund's favorable performance versus the benchmark, while sector positioning slightly detracted overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts (REITs).
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 6, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Corporate Bond ETF - NAV A	10.00%	0.99%	2.77%
Fidelity® Corporate Bond ETF - Market Price B	10.03%	1.01%	2.72%
Bloomberg U.S. Credit Bond Index A	8.98%	0.59%	2.56%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-0.04%	1.67%
A   From October 6, 2014

B   From October 9, 2014, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$225,927,691
Number of Holdings	455
Total Advisory Fee	$731,560
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	8.7
Bank of America Corp	2.3
JPMorgan Chase & Co	2.1
Boeing Co	1.5
UBS Group AG	1.4
Centene Corp	1.4
Energy Transfer LP	1.3
Avolon Holdings Funding Ltd	1.2
Broadcom Inc	1.2
Societe Generale SA	1.2
22.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913646.100    2720-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Investment Grade Securitized ETF Fidelity® Investment Grade Securitized ETF : FSEC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•In contrast, an overweight in lower-coupon (2% and lower) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Investment Grade Securitized ETF - NAV A	8.30%	-1.38%
Fidelity® Investment Grade Securitized ETF - Market Price B	8.39%	-1.35%
Bloomberg U.S. Securitized Index A	7.55%	-1.34%
Bloomberg U.S. Aggregate Bond Index A	7.30%	-1.37%
A   From March 2, 2021

B   From March 4, 2021, date initially listed on the NYSE Arca, Inc. exchange

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$90,597,168
Number of Holdings	194
Total Advisory Fee	$15,584
Portfolio Turnover	358%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (18.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (18.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Uniform Mortgage Backed Securities	53.5
Ginnie Mae II Pool	25.3
Fannie Mae Mortgage pass-thru certificates	14.1
Freddie Mac Multiclass Mortgage participation certificates	5.4
Freddie Mac Gold Pool	3.1
US Treasury Notes	1.8
Ford Credit Floorplan Master Owner Trust A	1.5
BMO Mortgage Trust	1.2
Benchmark Mortgage Trust	1.1
US Treasury Bonds	0.9
107.9
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913668.100    6354-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$39,900	$-	$4,700	$900
Fidelity Sustainable Low Duration Bond ETF	$37,500	$-	$4,700	$800
Fidelity Tactical Bond ETF	$56,100	$-	$8,900	$1,300

August 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$38,800	$-	$4,700	$900
Fidelity Sustainable Low Duration Bond ETF	$36,300	$-	$4,700	$800
Fidelity Tactical Bond ETF	$49,100	$-	$8,400	$700

A Amounts may reflect rounding.

B Fidelity Tactical Bond ETF commenced operations on January 24, 2023.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$35,600	$-	$7,100	$1,300
Fidelity Investment Grade Bond ETF	$37,700	$-	$7,500	$1,400
Fidelity Investment Grade Securitized ETF	$38,600	$-	$7,800	$1,400
Fidelity Limited Term Bond ETF	$37,500	$-	$7,500	$1,400
Fidelity Low Duration Bond ETF	$33,200	$-	$7,900	$600
Fidelity Low Duration Bond Factor ETF	$37,700	$-	$7,600	$1,400
Fidelity Total Bond ETF	$40,600	$-	$8,000	$1,500

August 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$35,700	$-	$7,100	$1,300
Fidelity Investment Grade Bond ETF	$37,900	$-	$7,500	$1,400
Fidelity Investment Grade Securitized ETF	$38,800	$-	$7,800	$1,400
Fidelity Limited Term Bond ETF	$37,600	$-	$7,500	$1,400
Fidelity Low Duration Bond ETF	$-	$-	$-	$-
Fidelity Low Duration Bond Factor ETF	$37,900	$-	$7,600	$1,400
Fidelity Total Bond ETF	$40,600	$-	$8,000	$1,500

A Amounts may reflect rounding.
B Fidelity Low Duration Bond ETF commenced operations on February 22, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A,B
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

B May contain amounts billed prior to Fidelity Tactical Bond ETF’s commencement of operations

Services Billed by PwC

	August 31, 2024A,B	August 31, 2023A,B
Audit-Related Fees	$9,437,800	$8,379,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May contain amounts billed prior to Fidelity Low Duration Bond ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A,C	August 31, 2023A,B,C
Deloitte Entities	$ 4,969,800	$3,238,200
PwC	$15,070,800	$13,886,900

A Amounts may reflect rounding.

B May contain amounts billed prior to Fidelity Tactical Bond ETF’s commencement of operations.
C May contain amounts billed prior to Fidelity Low Duration Bond ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2024, the members of the Audit Committee were Elizabeth S. Acton, Laura M. Bishop, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Michael E. Kenneally, Mark A. Murray, Lester Owen, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Annual Report
August 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

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Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 88.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
3.55% 9/15/55	762,000	538,741
3.65% 9/15/59	775,000	546,639
4.3% 2/15/30	412,000	407,823
4.5% 5/15/35	293,000	279,702
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	274,445
3.7% 3/22/61	945,000	695,891
4.4% 11/1/34	412,000	395,467
		3,138,708
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	190,388
Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	395,070
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	144,664
3.85% 4/1/61	980,000	594,866
4.2% 3/15/28	1,498,000	1,449,720
5.375% 5/1/47	338,000	281,872
Comcast Corp. 2.937% 11/1/56	295,000	187,645
Discovery Communications LLC 4.125% 5/15/29	295,000	275,379
Fox Corp.:
3.5% 4/8/30	178,000	167,902
5.476% 1/25/39	78,000	77,706
Time Warner Cable LLC:
4.5% 9/15/42	273,000	206,902
5.875% 11/15/40	354,000	319,552
7.3% 7/1/38	498,000	520,821
Warnermedia Holdings, Inc.:
3.755% 3/15/27	252,000	241,427
4.054% 3/15/29	129,000	120,521
4.279% 3/15/32	1,347,000	1,177,481
5.05% 3/15/42	171,000	137,028
5.141% 3/15/52	426,000	324,015
5.391% 3/15/62	385,000	289,120
		6,911,691
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.:
3.8% 3/15/32	629,000	579,624
4.3% 2/15/48	100,000	82,218
4.55% 3/15/52	314,000	266,048
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	220,957
2.7% 3/15/32	2,030,000	1,761,201
Vodafone Group PLC 3.25% 6/4/81 (c)	210,000	200,817
		3,110,865
TOTAL COMMUNICATION SERVICES		13,351,652
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.5%
Ford Motor Co. 3.25% 2/12/32	810,000	689,898
General Motors Co.:
5.4% 4/1/48	500,000	467,397
5.95% 4/1/49	416,000	419,001
General Motors Financial Co., Inc.:
3.1% 1/12/32	400,000	348,615
3.6% 6/21/30	440,000	408,572
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (b)	930,000	929,522
		3,263,005
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	386,425
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	510,000	521,766
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	302,411
AutoNation, Inc.:
3.85% 3/1/32	1,580,000	1,444,816
4.75% 6/1/30	19,000	18,772
Lowe's Companies, Inc.:
4.25% 4/1/52	180,000	147,642
5.15% 7/1/33	1,200,000	1,235,146
5.625% 4/15/53	250,000	252,815
		3,401,602
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.:
3.05% 3/15/32	434,000	363,329
7% 11/27/26	70,000	72,204
7.35% 11/27/28	113,000	118,529
7.7% 11/27/30	400,000	425,922
7.85% 11/27/33	400,000	428,011
		1,407,995
TOTAL CONSUMER DISCRETIONARY		8,980,793
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Constellation Brands, Inc. 2.875% 5/1/30	363,000	331,484
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	229,000	210,075
Dollar Tree, Inc. 4.2% 5/15/28	220,000	215,920
		425,995
Food Products - 0.4%
McCormick & Co., Inc. 1.85% 2/15/31	261,000	220,337
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	118,779
Viterra Finance BV 4.9% 4/21/27 (b)	660,000	660,869
		999,985
Tobacco - 2.1%
BAT Capital Corp.:
2.726% 3/25/31	1,430,000	1,257,650
3.557% 8/15/27	192,000	187,293
5.834% 2/20/31	184,000	193,131
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)	670,000	653,033
6.125% 7/27/27 (b)	210,000	217,320
Philip Morris International, Inc. 5.75% 11/17/32	2,001,000	2,117,357
		4,625,784
TOTAL CONSUMER STAPLES		6,383,248
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	119,584
6.25% 3/15/38	450,000	479,487
Cenovus Energy, Inc.:
2.65% 1/15/32	539,000	459,874
3.75% 2/15/52	350,000	254,612
5.4% 6/15/47	172,000	165,016
6.75% 11/15/39	33,000	36,899
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	354,000	371,859
6.036% 11/15/33 (b)	64,000	67,573
6.497% 8/15/43 (b)	19,000	20,653
6.544% 11/15/53 (b)	34,000	37,707
DCP Midstream Operating LP 5.125% 5/15/29	715,000	726,722
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	296,000	220,906
Enbridge, Inc. 7.2% 6/27/54 (c)	350,000	360,787
Energy Transfer LP:
4% 10/1/27	1,112,000	1,091,875
5% 5/15/50	450,000	399,108
5.4% 10/1/47	316,000	295,458
5.8% 6/15/38	123,000	126,038
6% 6/15/48	257,000	259,518
6.55% 12/1/33	510,000	557,757
EnLink Midstream LLC 5.65% 9/1/34	716,000	728,488
Enterprise Products Operating LP 4.9% 5/15/46	183,000	171,277
EQT Corp. 5.75% 2/1/34	1,025,000	1,046,808
Hess Corp.:
4.3% 4/1/27	354,000	351,578
5.6% 2/15/41	410,000	419,256
5.8% 4/1/47	240,000	248,954
6% 1/15/40	405,000	430,005
MPLX LP:
2.65% 8/15/30	722,000	645,296
5% 3/1/33	440,000	435,413
5.65% 3/1/53	240,000	234,398
Occidental Petroleum Corp.:
5.2% 8/1/29	161,000	163,259
5.375% 1/1/32	204,000	207,012
5.55% 10/1/34	149,000	151,403
Ovintiv, Inc. 7.2% 11/1/31	270,000	299,810
Petroleos Mexicanos:
5.35% 2/12/28	394,000	359,206
6.49% 1/23/27	85,000	82,461
6.5% 3/13/27	280,000	269,290
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	280,000	263,691
5.7% 9/15/34	1,100,000	1,125,042
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	280,866
6.85% 6/1/39	166,000	185,500
Targa Resources Corp. 5.5% 2/15/35	686,000	696,497
The Williams Companies, Inc.:
4.65% 8/15/32	1,463,000	1,439,174
5.3% 8/15/52	57,000	54,576
5.75% 6/24/44	360,000	363,052
Western Midstream Operating LP 4.05% 2/1/30	1,554,000	1,487,490
		18,191,235
FINANCIALS - 33.3%
Banks - 17.5%
AIB Group PLC 5.871% 3/28/35 (b)(c)	500,000	517,212
Banco Santander SA 2.749% 12/3/30	600,000	522,238
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	452,397
2.884% 10/22/30 (c)	407,000	373,875
3.194% 7/23/30 (c)	495,000	463,442
3.705% 4/24/28 (c)	362,000	353,847
4.571% 4/27/33 (c)	2,500,000	2,445,783
5.015% 7/22/33 (c)	640,000	647,456
5.872% 9/15/34 (c)	210,000	223,192
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	402,000	411,461
Barclays PLC:
2.645% 6/24/31 (c)	550,000	486,602
2.894% 11/24/32 (c)	920,000	793,147
4.836% 5/9/28	415,000	411,605
5.088% 6/20/30 (c)	200,000	199,250
6.224% 5/9/34 (c)	550,000	584,308
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	870,000	801,802
2.591% 1/20/28 (b)(c)	510,000	485,203
2.824% 1/26/41 (b)	560,000	396,794
BPCE SA:
2.277% 1/20/32 (b)(c)	690,000	575,878
4.875% 4/1/26 (b)	350,000	347,815
6.508% 1/18/35 (b)(c)	500,000	519,418
CaixaBank SA:
5.673% 3/15/30 (b)(c)	550,000	566,208
6.037% 6/15/35 (b)(c)	550,000	572,954
Citigroup, Inc.:
2.572% 6/3/31 (c)	256,000	227,716
2.666% 1/29/31 (c)	307,000	276,537
4.3% 11/20/26	371,000	368,673
4.91% 5/24/33 (c)	295,000	293,424
6.174% 5/25/34 (c)	631,000	666,081
6.27% 11/17/33 (c)	550,000	595,848
Citizens Financial Group, Inc.:
2.638% 9/30/32	427,000	346,879
5.718% 7/23/32 (c)	304,000	310,297
6.645% 4/25/35 (c)	587,000	634,370
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	490,000	448,702
Cooperatieve Rabobank UA 3.75% 7/21/26	700,000	685,071
Credit Agricole SA 2.811% 1/11/41 (b)	408,000	290,082
Fifth Third Bancorp 8.25% 3/1/38	335,000	415,390
HSBC Holdings PLC:
2.357% 8/18/31 (c)	570,000	495,412
2.848% 6/4/31 (c)	1,000,000	897,638
4.041% 3/13/28 (c)	300,000	294,735
7.39% 11/3/28 (c)	300,000	322,908
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,548,000	1,235,820
6.208% 8/21/29 (c)	620,000	651,411
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	200,000	200,670
7.2% 11/28/33 (b)	400,000	447,271
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	409,199
2.956% 5/13/31 (c)	467,000	424,767
4.912% 7/25/33 (c)	890,000	894,900
4.95% 6/1/45	204,000	199,483
5.717% 9/14/33 (c)	2,240,000	2,343,078
6.254% 10/23/34 (c)	440,000	482,279
KBC Group NV 6.324% 9/21/34 (b)(c)	550,000	590,227
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	480,000	455,082
7.953% 11/15/33 (c)	350,000	404,968
PNC Financial Services Group, Inc.:
5.582% 6/12/29 (c)	400,000	413,140
6.875% 10/20/34 (c)	890,000	1,002,048
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,735,000	1,628,290
6.565% 6/12/29 (c)	60,000	62,799
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	309,603
3% 1/22/30 (b)	555,000	500,158
3.625% 3/1/41 (b)	750,000	534,323
6.221% 6/15/33 (b)(c)	1,055,000	1,083,594
Sumitomo Mitsui Financial Group, Inc. 3.544% 1/17/28	330,000	319,638
U.S. Bancorp 5.775% 6/12/29 (c)	600,000	623,003
UniCredit SpA 1.982% 6/3/27 (b)(c)	505,000	479,734
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	427,568
4.65% 11/4/44	1,464,000	1,305,526
5.389% 4/24/34 (c)	550,000	563,655
Westpac Banking Corp. 5.405% 8/10/33 (c)	400,000	405,625
Zions Bancorp. NA 3.25% 10/29/29	340,000	297,954
		39,417,463
Capital Markets - 4.7%
Ares Capital Corp.:
2.15% 7/15/26	335,000	315,916
3.875% 1/15/26	1,252,000	1,228,062
Ares Strategic Income Fund 6.35% 8/15/29 (b)	560,000	566,205
Athene Global Funding:
1.985% 8/19/28 (b)	380,000	341,136
2.5% 3/24/28 (b)	340,000	311,932
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	348,000	258,401
Deutsche Bank AG 4.5% 4/1/25	320,000	317,977
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	566,000	495,369
6.819% 11/20/29 (c)	560,000	595,885
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	276,000	272,190
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	761,000	787,919
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	361,191
2.239% 7/21/32 (c)	1,750,000	1,480,932
2.699% 1/22/31 (c)	286,000	258,931
4.431% 1/23/30 (c)	410,000	407,419
Nuveen LLC 5.55% 1/15/30 (b)	110,000	114,043
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	128,000	131,207
UBS Group AG:
3.091% 5/14/32 (b)(c)	725,000	641,826
3.126% 8/13/30 (b)(c)	500,000	463,065
3.869% 1/12/29 (b)(c)	230,000	222,888
4.194% 4/1/31 (b)(c)	580,000	560,455
9.016% 11/15/33 (b)(c)	300,000	373,147
		10,506,096
Consumer Finance - 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	142,963
3% 10/29/28	151,000	141,223
3.3% 1/30/32	161,000	143,109
3.4% 10/29/33	773,000	673,894
3.85% 10/29/41	470,000	385,800
Ally Financial, Inc.:
2.2% 11/2/28	254,000	227,797
5.75% 11/20/25	141,000	141,375
7.1% 11/15/27	1,810,000	1,922,176
Capital One Financial Corp.:
5.247% 7/26/30 (c)	321,000	324,290
5.468% 2/1/29 (c)	554,000	563,557
5.817% 2/1/34 (c)	238,000	243,203
6.312% 6/8/29 (c)	390,000	407,949
7.624% 10/30/31 (c)	170,000	191,904
Discover Financial Services:
4.5% 1/30/26	488,000	485,039
6.7% 11/29/32	35,000	38,145
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	600,792
4.95% 5/28/27	400,000	397,847
6.798% 11/7/28	440,000	463,732
		7,494,795
Financial Services - 3.3%
Aviation Capital Group LLC 6.75% 10/25/28 (b)	450,000	476,755
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	93,015
3.85% 4/5/29	623,000	601,468
3.9% 4/5/32	241,000	223,129
4.35% 4/5/42	25,000	21,509
4.4% 4/5/52	95,000	78,938
Equitable Holdings, Inc.:
4.35% 4/20/28	387,000	382,092
5% 4/20/48	296,000	276,129
Essent Group Ltd. 6.25% 7/1/29	500,000	517,917
Jackson Financial, Inc.:
3.125% 11/23/31	420,000	363,457
4% 11/23/51	485,000	353,917
5.17% 6/8/27	84,000	85,142
5.67% 6/8/32	90,000	92,907
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	1,000,000	949,448
3% 5/15/32	435,000	371,766
4.375% 2/2/52	405,000	318,105
5.5% 1/15/30	530,000	533,842
5.75% 4/1/33	340,000	348,044
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	327,803
Sixth Street Lending Partners 6.5% 3/11/29 (b)	688,000	702,705
Voya Financial, Inc. 4.7% 1/23/48 (c)	423,000	373,749
		7,491,837
Insurance - 4.5%
Allianz SE 5.6% 9/3/54 (b)(c)	400,000	399,219
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	552,973
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	250,000	196,450
Assurant, Inc. 2.65% 1/15/32	420,000	357,172
Athene Holding Ltd.:
3.45% 5/15/52	430,000	286,844
6.65% 2/1/33	1,300,000	1,415,897
Empower Finance 2020 LP 1.776% 3/17/31 (b)	293,000	239,893
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	17,955
4.85% 4/17/28	315,000	316,616
5.625% 8/16/32	740,000	754,765
6% 12/7/33 (b)	120,000	125,221
Five Corners Funding Trust II 2.85% 5/15/30 (b)	510,000	465,472
Intact Financial Corp. 5.459% 9/22/32 (b)	567,000	575,817
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	829,000	800,498
Marsh & McLennan Companies, Inc. 6.25% 11/1/52	330,000	377,228
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	192,450
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	296,455
Pine Street Trust III 6.223% 5/15/54 (b)	800,000	846,740
Reinsurance Group of America, Inc. 5.75% 9/15/34	600,000	623,205
Unum Group 4.125% 6/15/51	1,340,000	1,025,241
Willis Group North America, Inc. 5.35% 5/15/33	385,000	392,045
		10,258,156
TOTAL FINANCIALS		75,168,347
HEALTH CARE - 6.8%
Biotechnology - 0.9%
AbbVie, Inc. 4.55% 3/15/35	321,000	316,688
Amgen, Inc.:
5.25% 3/2/30	1,248,000	1,292,800
5.25% 3/2/33	88,000	90,436
5.65% 3/2/53	341,000	350,723
5.75% 3/2/63	75,000	76,922
		2,127,569
Health Care Providers & Services - 4.5%
Centene Corp.:
2.625% 8/1/31	1,200,000	1,017,908
3% 10/15/30	294,000	261,201
4.25% 12/15/27	160,000	156,432
4.625% 12/15/29	1,590,000	1,546,899
Cigna Group:
3.4% 3/15/50	397,000	283,014
4.8% 8/15/38	1,516,000	1,453,713
4.9% 12/15/48	400,000	367,472
CVS Health Corp.:
4.78% 3/25/38	926,000	850,654
4.875% 7/20/35	134,000	129,284
5% 1/30/29	65,000	65,922
5.25% 1/30/31	26,000	26,437
5.3% 6/1/33	450,000	451,922
5.875% 6/1/53	690,000	680,646
HCA Holdings, Inc.:
3.375% 3/15/29	330,000	311,927
3.625% 3/15/32	200,000	181,830
4.625% 3/15/52	370,000	313,071
Humana, Inc. 5.375% 4/15/31	135,000	138,251
ICON Investments Six Designated Activity:
5.849% 5/8/29	340,000	355,247
6% 5/8/34	397,000	418,055
Sabra Health Care LP 3.2% 12/1/31	615,000	533,422
UnitedHealth Group, Inc. 2% 5/15/30	330,000	290,889
Universal Health Services, Inc. 2.65% 1/15/32	275,000	234,653
		10,068,849
Pharmaceuticals - 1.4%
AstraZeneca PLC 6.45% 9/15/37	236,000	271,956
Bayer U.S. Finance II LLC 4.375% 12/15/28 (b)	410,000	401,140
Bayer U.S. Finance LLC 6.875% 11/21/53 (b)	600,000	653,136
Bristol-Myers Squibb Co.:
5.1% 2/22/31	213,000	220,212
5.2% 2/22/34	400,000	414,902
5.5% 2/22/44	81,000	83,586
5.55% 2/22/54	275,000	283,899
5.65% 2/22/64	400,000	412,299
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	372,000	385,215
		3,126,345
TOTAL HEALTH CARE		15,322,763
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.1%
BAE Systems PLC:
1.9% 2/15/31 (b)	425,000	357,880
5.3% 3/26/34 (b)	300,000	307,685
RTX Corp.:
6.1% 3/15/34	350,000	381,028
6.4% 3/15/54	350,000	401,704
The Boeing Co.:
3.625% 2/1/31	1,535,000	1,388,625
5.04% 5/1/27	558,000	558,739
5.15% 5/1/30	1,008,000	1,005,411
6.298% 5/1/29 (b)	61,000	63,706
6.388% 5/1/31 (b)	46,000	48,455
6.528% 5/1/34 (b)	49,000	51,896
6.858% 5/1/54 (b)	74,000	79,679
7.008% 5/1/64 (b)	70,000	75,391
		4,720,199
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	348,000	281,267
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	18,000	19,417
6.2% 3/15/54	11,000	12,472
		31,889
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	374,314
Machinery - 1.1%
AGCO Corp. 5.8% 3/21/34	469,000	482,364
Ingersoll Rand, Inc.:
5.314% 6/15/31	500,000	517,185
5.45% 6/15/34	500,000	520,013
5.7% 8/14/33	514,000	542,183
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	366,000	357,011
		2,418,756
Passenger Airlines - 0.4%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	308,396	302,544
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	134,120	126,533
American Airlines, Inc. 3.75% 4/15/27	104,249	101,928
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	175,284	154,967
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	121,351	114,775
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	66,114	65,180
		865,927
Professional Services - 0.1%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	298,000	315,460
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.875% 1/15/32	460,000	398,332
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	202,614
4.25% 4/15/26 (b)	1,445,000	1,422,590
5.5% 1/15/26 (b)	312,000	312,389
5.75% 3/1/29 (b)	600,000	614,454
6.375% 5/4/28 (b)	139,000	144,488
		2,696,535
TOTAL INDUSTRIALS		12,102,679
INFORMATION TECHNOLOGY - 4.7%
Electronic Equipment, Instruments & Components - 1.3%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	306,000	218,071
4.9% 10/1/26	1,726,000	1,735,037
Vontier Corp. 2.95% 4/1/31	1,182,000	1,022,333
		2,975,441
IT Services - 0.6%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	544,000	518,993
5.1% 3/1/30	217,000	218,003
5.55% 8/22/34	700,000	705,880
		1,442,876
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc.:
2.45% 2/15/31 (b)	175,000	152,694
2.6% 2/15/33 (b)	1,302,000	1,091,459
3.5% 2/15/41 (b)	363,000	290,034
5.05% 7/12/29	408,000	415,959
5.15% 11/15/31	650,000	664,016
Marvell Technology, Inc.:
2.95% 4/15/31	550,000	491,408
5.75% 2/15/29	260,000	270,942
5.95% 9/15/33	205,000	217,741
Micron Technology, Inc.:
2.703% 4/15/32	695,000	595,420
4.185% 2/15/27	321,000	317,804
5.3% 1/15/31	556,000	570,036
		5,077,513
Software - 0.5%
Oracle Corp.:
2.875% 3/25/31	170,000	152,123
3.95% 3/25/51	390,000	301,574
4.3% 7/8/34	287,000	271,370
Roper Technologies, Inc. 2.95% 9/15/29	389,000	361,990
		1,087,057
TOTAL INFORMATION TECHNOLOGY		10,582,887
MATERIALS - 2.1%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	1,060,000	1,093,782
6.35% 11/15/28	82,000	86,273
6.55% 11/15/30	204,000	218,770
6.7% 11/15/33	49,000	52,969
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	442,000	405,477
3.468% 12/1/50 (b)	832,000	576,494
LYB International Finance III LLC 2.25% 10/1/30	308,000	269,537
The Dow Chemical Co. 5.15% 2/15/34	750,000	758,058
		3,461,360
Containers & Packaging - 0.5%
Avery Dennison Corp. 4.875% 12/6/28	325,000	328,930
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	650,000	668,473
		997,403
Metals & Mining - 0.1%
Vale Overseas Ltd. 6.4% 6/28/54	190,000	193,800
TOTAL MATERIALS		4,652,563
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree LP:
4.8% 10/1/32	441,000	432,989
5.625% 6/15/34	500,000	515,716
American Homes 4 Rent LP 5.5% 7/15/34	217,000	221,360
Brixmor Operating Partnership LP:
4.05% 7/1/30	509,000	487,593
4.125% 5/15/29	365,000	354,043
Corporate Office Properties LP:
2% 1/15/29	278,000	244,501
2.75% 4/15/31	550,000	471,755
Crown Castle, Inc. 2.25% 1/15/31	323,000	275,764
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34	700,000	707,661
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	374,854
5.95% 2/15/28	355,000	317,082
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	326,140
4.15% 4/15/32	133,000	125,316
Kite Realty Group LP 5.5% 3/1/34	33,000	33,453
Kite Realty Group Trust 4.75% 9/15/30	257,000	254,540
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	333,375
3.625% 10/1/29	1,437,000	1,337,260
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	35,000	36,038
Piedmont Operating Partnership LP:
2.75% 4/1/32	53,000	41,645
6.875% 7/15/29	100,000	103,892
Realty Income Corp. 2.2% 6/15/28	27,000	24,846
Store Capital LLC:
2.7% 12/1/31	450,000	377,623
2.75% 11/18/30	67,000	57,934
Sun Communities Operating LP:
2.3% 11/1/28	1,120,000	1,012,971
2.7% 7/15/31	445,000	381,082
4.2% 4/15/32	280,000	259,683
5.7% 1/15/33	450,000	458,081
Ventas Realty LP 3% 1/15/30	1,247,000	1,141,229
VICI Properties LP:
4.75% 2/15/28	348,000	346,631
4.95% 2/15/30	540,000	538,062
5.125% 5/15/32	251,000	248,114
Vornado Realty LP:
2.15% 6/1/26	73,000	69,060
3.4% 6/1/31	225,000	191,055
		12,101,348
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
8.05% 3/15/28	133,000	141,522
8.875% 4/12/29	141,000	153,231
Tanger Properties LP:
2.75% 9/1/31	373,000	317,838
3.125% 9/1/26	410,000	394,326
		1,006,917
TOTAL REAL ESTATE		13,108,265
UTILITIES - 9.2%
Electric Utilities - 6.0%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,301,000	2,254,085
4.973% 5/1/46	356,000	309,723
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	215,227
Duke Energy Corp.:
4.5% 8/15/32	2,040,000	1,987,299
5% 8/15/52	550,000	504,610
Duke Energy Indiana LLC 4.9% 7/15/43	88,000	83,300
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	74,400
2.775% 1/7/32 (b)	297,000	251,106
3.616% 8/1/27 (b)	250,000	242,164
Edison International 5.45% 6/15/29	501,000	515,147
ENEL Finance International NV 5.5% 6/26/34 (b)	539,000	547,176
Exelon Corp.:
3.35% 3/15/32	1,888,000	1,720,041
4.05% 4/15/30	240,000	233,950
4.1% 3/15/52	213,000	172,275
FirstEnergy Corp.:
2.25% 9/1/30	639,000	555,956
2.65% 3/1/30	500,000	451,504
4.15% 7/15/27	416,000	408,079
FirstEnergy Transmission LLC 2.866% 9/15/28 (b)	440,000	412,186
Georgia Power Co. 5.25% 3/15/34	550,000	567,203
IPALCO Enterprises, Inc. 5.75% 4/1/34	235,000	241,849
ITC Holdings Corp. 5.65% 5/9/34 (b)	800,000	828,250
PPL Capital Funding, Inc. 5.25% 9/1/34	476,000	481,818
Southern Co.:
4.85% 6/15/28	100,000	101,472
5.7% 3/15/34	126,000	132,938
Virginia Electric & Power Co. 5.55% 8/15/54	158,000	160,538
		13,452,296
Gas Utilities - 0.5%
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	275,501
4.4% 5/30/47	204,000	172,671
5.75% 9/15/33	700,000	739,909
		1,188,081
Independent Power and Renewable Electricity Producers - 1.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	544,978
Emera U.S. Finance LP:
2.639% 6/15/31	330,000	283,553
3.55% 6/15/26	1,271,000	1,237,649
4.75% 6/15/46	426,000	367,279
The AES Corp.:
1.375% 1/15/26	392,000	373,381
2.45% 1/15/31	710,000	605,476
3.95% 7/15/30 (b)	322,000	304,001
		3,716,317
Multi-Utilities - 1.1%
Dominion Energy, Inc. 4.25% 6/1/28	523,000	516,995
NiSource, Inc.:
3.6% 5/1/30	430,000	407,755
3.95% 3/30/48	426,000	337,633
4.8% 2/15/44	268,000	244,705
Puget Energy, Inc.:
4.1% 6/15/30	624,000	594,652
4.224% 3/15/32	210,000	193,647
Sempra 3.8% 2/1/38	282,000	240,185
		2,535,572
TOTAL UTILITIES		20,892,266
TOTAL NONCONVERTIBLE BONDS (Cost $205,845,405)		198,736,698

U.S. Treasury Obligations - 8.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 5/15/53	2,100,000	1,884,996
4.125% 8/15/53	3,700,000	3,633,371
4.25% 2/15/54	8,544,000	8,577,364
4.25% 8/15/54	2,200,000	2,213,750
4.625% 5/15/54	3,080,000	3,291,750
U.S. Treasury Notes 4.5% 11/15/33	140,000	146,360
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,099,205)		19,747,591

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	122,228	120,564
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	144,000	150,466
Class A2I, 6.028% 7/30/54 (b)	276,000	283,177
Class A2II, 6.268% 7/30/54 (b)	164,000	170,013
TOTAL ASSET-BACKED SECURITIES (Cost $706,228)		724,220

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $399,629)	400,000	347,872

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	315,000	303,520
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(d)	265,000	227,499
4.875% (b)(c)(d)	570,000	545,063
		772,562
TOTAL PREFERRED SECURITIES (Cost $1,160,949)		1,076,082

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $4,386,597)	4,385,780	4,386,657

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $231,598,013)	225,019,120
NET OTHER ASSETS (LIABILITIES) - 0.4%	908,571
NET ASSETS - 100.0%	225,927,691

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,711,632 or 16.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,831,081	35,620,757	37,065,184	140,088	25	(22)	4,386,657	0.0%
Total	5,831,081	35,620,757	37,065,184	140,088	25	(22)	4,386,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	198,736,698	-	198,736,698	-

U.S. Government and Government Agency Obligations	19,747,591	-	19,747,591	-

Asset-Backed Securities	724,220	-	724,220	-

Bank Notes	347,872	-	347,872	-

Preferred Securities	1,076,082	-	1,076,082	-

Money Market Funds	4,386,657	4,386,657	-	-
Total Investments in Securities:	225,019,120	4,386,657	220,632,463	-
Fidelity® Corporate Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $227,211,416)	$220,632,463
Fidelity Central Funds (cost $4,386,597)	4,386,657

Total Investment in Securities (cost $231,598,013)		$225,019,120
Receivable for investments sold		397,347
Dividends receivable		3,104
Interest receivable		2,568,127
Distributions receivable from Fidelity Central Funds		12,831
Total assets		228,000,529
Liabilities
Payable for investments purchased	$1,203,063
Distributions payable	802,750
Accrued management fee	67,025
Total liabilities		2,072,838
Net Assets		$225,927,691
Net Assets consist of:
Paid in capital		$245,869,266
Total accumulated earnings (loss)		(19,941,575)
Net Assets		$225,927,691
Net Asset Value, offering price and redemption price per share ($225,927,691 ÷ 4,750,000 shares)		$47.56
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$58,011
Interest		9,208,872
Income from Fidelity Central Funds		140,088
Total income		9,406,971
Expenses
Management fee	$731,560
Independent trustees' fees and expenses	591
Total expenses before reductions	732,151
Expense reductions	(947)
Total expenses after reductions		731,204
Net Investment income (loss)		8,675,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,958,359)
Redemptions in-kind	(750,890)
Fidelity Central Funds	25
Total net realized gain (loss)		(4,709,224)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,071,927
Fidelity Central Funds	(22)
Total change in net unrealized appreciation (depreciation)		16,071,905
Net gain (loss)		11,362,681
Net increase (decrease) in net assets resulting from operations		$20,038,448
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,675,767	$5,679,926
Net realized gain (loss)	(4,709,224)	(7,263,643)
Change in net unrealized appreciation (depreciation)	16,071,905	3,041,236
Net increase (decrease) in net assets resulting from operations	20,038,448	1,457,519
Distributions to shareholders	(8,633,650)	(5,667,200)

Share transactions
Proceeds from sales of shares	52,183,444	43,194,326
Cost of shares redeemed	(9,007,516)	(27,127,792)

Net increase (decrease) in net assets resulting from share transactions	43,175,928	16,066,534
Total increase (decrease) in net assets	54,580,726	11,856,853

Net Assets
Beginning of period	171,346,965	159,490,112
End of period	$225,927,691	$171,346,965

Other Information
Shares
Sold	1,150,000	950,000
Redeemed	(200,000)	(600,000)
Net increase (decrease)	950,000	350,000

Financial Highlights
Fidelity® Corporate Bond ETF

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$45.09	$46.23	$56.09	$55.93	$53.26
Income from Investment Operations
Net investment income (loss) A,B	1.952	1.663	1.339	1.321	1.546
Net realized and unrealized gain (loss)	2.442	(1.142)	(9.824)	.387	2.655
Total from investment operations	4.394	.521	(8.485)	1.708	4.201
Distributions from net investment income	(1.924)	(1.661)	(1.375)	(1.308)	(1.531)
Distributions from net realized gain	-	-	-	(.244)	-
Total distributions	(1.924)	(1.661)	(1.375)	(1.552)	(1.531)
Net asset value, end of period	$47.56	$45.09	$46.23	$56.09	$55.93
Total Return C,D	10.00%	1.19%	(15.30)%	3.11%	8.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.27%	3.68%	2.60%	2.38%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$225,928	$171,347	$159,490	$294,461	$206,932
Portfolio turnover rate G,H	29%	28%	32%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Investment Grade Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 23.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	336,000	278,296
4.3% 2/15/30	310,000	306,857
Verizon Communications, Inc.:
2.355% 3/15/32	312,000	265,078
3.15% 3/22/30	228,000	212,722
4.78% 2/15/35 (b)	80,000	78,884
		1,141,837
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	186,000	167,571
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32	672,000	536,799
2.8% 4/1/31	465,000	394,412
5.05% 3/30/29	20,000	19,797
6.1% 6/1/29	45,000	46,493
6.55% 6/1/34	24,000	24,861
Time Warner Cable LLC 5.5% 9/1/41	60,000	51,921
Warnermedia Holdings, Inc.:
3.638% 3/15/25	3,000	2,971
3.755% 3/15/27	6,000	5,748
4.054% 3/15/29	2,000	1,869
4.279% 3/15/32	621,000	542,848
5.05% 3/15/42	3,000	2,404
5.141% 3/15/52	42,000	31,945
		1,662,068
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 4.5% 4/15/50	126,000	109,326
TOTAL COMMUNICATION SERVICES		3,080,802
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.0%
General Motors Financial Co., Inc.:
4% 1/15/25	36,000	35,806
5.85% 4/6/30	5,000	5,217
		41,023
Distributors - 0.2%
Genuine Parts Co. 4.95% 8/15/29	300,000	301,849
Leisure Products - 0.1%
Brunswick Corp. 5.85% 3/18/29	100,000	102,307
Specialty Retail - 0.6%
AutoZone, Inc. 6.25% 11/1/28	240,000	255,233
Lowe's Companies, Inc.:
3.35% 4/1/27	2,000	1,951
3.75% 4/1/32	434,000	407,804
4.25% 4/1/52	10,000	8,202
4.45% 4/1/62	10,000	8,163
		681,353
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
3.05% 3/15/32	18,000	15,069
7% 11/27/26	12,000	12,378
7.05% 11/27/25	4,000	4,074
7.35% 11/27/28	19,000	19,930
7.7% 11/27/30	19,000	20,231
7.85% 11/27/33	119,000	127,333
		199,015
TOTAL CONSUMER DISCRETIONARY		1,325,547
CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co. 5.5% 9/15/54	300,000	294,059
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	3,000	3,151
6.036% 11/15/33 (b)	10,000	10,558
6.497% 8/15/43 (b)	3,000	3,261
6.544% 11/15/53 (b)	5,000	5,545
6.714% 8/15/63 (b)	3,000	3,335
Energy Transfer LP:
4.95% 6/15/28	148,000	149,534
5.25% 7/1/29	23,000	23,541
5.6% 9/1/34	80,000	82,346
5.75% 2/15/33	364,000	378,527
Hess Corp.:
4.3% 4/1/27	155,000	153,939
5.6% 2/15/41	2,000	2,045
MPLX LP 4.8% 2/15/29	148,000	149,399
Occidental Petroleum Corp.:
5.2% 8/1/29	73,000	74,024
5.375% 1/1/32	93,000	94,373
7.5% 5/1/31	316,000	358,481
Petroleos Mexicanos:
5.95% 1/28/31	528,000	436,756
7.69% 1/23/50	559,000	414,890
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	288,000	271,096
The Williams Companies, Inc.:
4.65% 8/15/32	94,000	92,469
4.8% 11/15/29	148,000	149,091
5.3% 8/15/52	2,000	1,915
Western Midstream Operating LP 4.05% 2/1/30	424,000	405,853
		3,264,129
FINANCIALS - 10.1%
Banks - 4.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	5,000	4,256
4.183% 11/25/27	254,000	251,468
5.015% 7/22/33 (c)	372,000	376,334
5.819% 9/15/29 (c)	744,000	777,096
Barclays PLC 6.49% 9/13/29 (c)	560,000	593,217
Citigroup, Inc.:
4.45% 9/29/27	236,000	234,888
6.27% 11/17/33 (c)	460,000	498,346
Citizens Financial Group, Inc. 5.718% 7/23/32 (c)	135,000	137,796
JPMorgan Chase & Co.:
4.493% 3/24/31 (c)	544,000	542,250
4.912% 7/25/33 (c)	40,000	40,220
5.35% 6/1/34 (c)	768,000	792,342
NatWest Group PLC 3.073% 5/22/28 (c)	464,000	444,855
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	427,568
4.897% 7/25/33 (c)	40,000	39,805
6.303% 10/23/29 (c)	720,000	763,745
		5,924,186
Capital Markets - 2.3%
Ares Capital Corp. 3.875% 1/15/26	132,000	129,476
Athene Global Funding:
5.339% 1/15/27 (b)	62,000	62,745
5.583% 1/9/29 (b)	28,000	28,753
Blackstone Private Credit Fund 7.05% 9/29/25	8,000	8,126
Deutsche Bank AG New York Branch 4.1% 1/13/26	100,000	98,695
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	4,000	3,406
3.8% 3/15/30	590,000	568,856
Moody's Corp. 5% 8/5/34	320,000	323,534
Morgan Stanley:
4.431% 1/23/30 (c)	538,000	534,613
5.32% 7/19/35 (c)	400,000	408,599
6.342% 10/18/33 (c)	40,000	43,786
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	26,000	26,651
UBS Group AG 6.246% 9/22/29 (b)(c)	560,000	590,658
		2,827,898
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3% 10/29/28	432,000	404,027
6.1% 1/15/27	150,000	154,420
Ally Financial, Inc.:
2.2% 11/2/28	11,000	9,865
6.992% 6/13/29 (c)	192,000	203,636
7.1% 11/15/27	98,000	104,074
8% 11/1/31	45,000	51,359
Capital One Financial Corp.:
2.359% 7/29/32 (c)	16,000	12,839
3.8% 1/31/28	164,000	159,117
4.985% 7/24/26 (c)	6,000	5,987
5.247% 7/26/30 (c)	9,000	9,092
6.312% 6/8/29 (c)	240,000	251,045
7.624% 10/30/31 (c)	30,000	33,865
Discover Financial Services 6.7% 11/29/32	2,000	2,180
Ford Motor Credit Co. LLC 6.8% 5/12/28	456,000	478,397
		1,879,903
Financial Services - 1.1%
Corebridge Financial, Inc.:
3.9% 4/5/32	291,000	269,422
4.35% 4/5/42	2,000	1,721
4.4% 4/5/52	2,000	1,662
Corebridge Global Funding:
4.65% 8/20/27 (b)	104,000	104,458
5.2% 1/12/29 (b)	100,000	102,139
Equitable Holdings, Inc. 5% 4/20/48	34,000	31,718
Jackson Financial, Inc.:
3.125% 11/23/31	2,000	1,731
5.17% 6/8/27	4,000	4,054
5.67% 6/8/32	4,000	4,129
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
5.125% 2/1/28	5,000	5,025
5.5% 1/15/30	366,000	368,653
5.75% 4/1/33	478,000	489,309
		1,384,021
Insurance - 0.2%
Unum Group:
4% 6/15/29	56,000	54,423
6% 6/15/54	230,000	234,153
		288,576
TOTAL FINANCIALS		12,304,584
HEALTH CARE - 1.8%
Biotechnology - 0.4%
Amgen, Inc.:
5.15% 3/2/28	7,000	7,150
5.25% 3/2/30	135,000	139,846
5.25% 3/2/33	271,000	278,501
5.6% 3/2/43	7,000	7,154
5.65% 3/2/53	3,000	3,086
5.75% 3/2/63	6,000	6,154
		441,891
Health Care Providers & Services - 1.3%
Centene Corp.:
2.45% 7/15/28	13,000	11,894
2.5% 3/1/31	312,000	264,866
2.625% 8/1/31	5,000	4,241
4.625% 12/15/29	230,000	223,765
Cigna Group 4.8% 8/15/38	256,000	245,482
CVS Health Corp. 5.3% 6/1/33	504,000	506,153
HCA Holdings, Inc. 5.45% 4/1/31	300,000	307,795
Humana, Inc. 5.375% 4/15/31	31,000	31,747
Sabra Health Care LP 3.2% 12/1/31	12,000	10,408
		1,606,351
Pharmaceuticals - 0.1%
Viatris, Inc. 2.7% 6/22/30	179,000	157,576
TOTAL HEALTH CARE		2,205,818
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
The Boeing Co. 5.15% 5/1/30	348,000	347,106
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	4,000	4,315
6.2% 3/15/54	2,000	2,268
		6,583
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd. 6.375% 5/4/28 (b)	121,000	125,777
TOTAL INDUSTRIALS		479,466
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 6.2% 7/15/30	110,000	118,545
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
2.45% 2/15/31 (b)	488,000	425,797
5.15% 11/15/31	225,000	229,852
Marvell Technology, Inc. 2.95% 4/15/31	38,000	33,952
		689,601
Software - 0.0%
Oracle Corp. 3.6% 4/1/40	74,000	59,602
VMware, Inc. 1.4% 8/15/26	7,000	6,584
		66,186
TOTAL INFORMATION TECHNOLOGY		874,332
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	14,000	14,730
6.55% 11/15/30	117,000	125,471
6.7% 11/15/33	9,000	9,729
		149,930
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Agree LP 5.625% 6/15/34	160,000	165,029
American Homes 4 Rent LP:
2.375% 7/15/31	1,000	844
3.375% 7/15/51	2,000	1,374
3.625% 4/15/32	3,000	2,728
4.3% 4/15/52	2,000	1,612
5.5% 7/15/34	81,000	82,627
Brixmor Operating Partnership LP:
4.05% 7/1/30	56,000	53,645
5.75% 2/15/35	150,000	155,237
Corporate Office Properties LP 2.75% 4/15/31	506,000	434,015
Invitation Homes Operating Partnership LP 2% 8/15/31	518,000	427,697
Kite Realty Group Trust 4.75% 9/15/30	74,000	73,292
LXP Industrial Trust (REIT) 2.7% 9/15/30	66,000	57,869
NNN (REIT), Inc. 5.5% 6/15/34	121,000	123,751
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	453,000	383,296
3.375% 2/1/31	100,000	89,143
3.625% 10/1/29	74,000	68,864
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	11,000	11,326
Piedmont Operating Partnership LP 2.75% 4/1/32	2,000	1,572
Regency Centers LP 5.1% 1/15/35	52,000	52,164
Sun Communities Operating LP:
2.3% 11/1/28	2,000	1,809
2.7% 7/15/31	8,000	6,851
5.5% 1/15/29	80,000	81,767
UDR, Inc. 5.125% 9/1/34	45,000	44,828
VICI Properties LP:
4.375% 5/15/25	2,000	1,981
4.75% 2/15/28	7,000	6,972
4.95% 2/15/30	107,000	106,616
5.75% 4/1/34	6,000	6,180
Vornado Realty LP:
2.15% 6/1/26	1,000	946
3.4% 6/1/31	3,000	2,547
		2,446,582
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 8.05% 3/15/28	9,000	9,577
CBRE Group, Inc. 2.5% 4/1/31	8,000	6,895
Essex Portfolio LP 5.5% 4/1/34	300,000	307,924
Tanger Properties LP:
2.75% 9/1/31	6,000	5,113
3.875% 7/15/27	74,000	71,875
		401,384
TOTAL REAL ESTATE		2,847,966
UTILITIES - 1.2%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	60,000	58,777
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/34	160,000	166,878
Duke Energy Corp. 5.45% 6/15/34	230,000	236,971
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	74,000	64,019
2.775% 1/7/32 (b)	6,000	5,073
Exelon Corp. 5.3% 3/15/33	216,000	222,338
		754,056
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.:
2.45% 1/15/31	267,000	227,693
3.95% 7/15/30 (b)	170,000	160,497
		388,190
Multi-Utilities - 0.2%
NiSource, Inc. 3.6% 5/1/30	270,000	256,032
TOTAL UTILITIES		1,398,278
TOTAL NONCONVERTIBLE BONDS (Cost $27,761,865)		28,224,911

U.S. Treasury Obligations - 52.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41	22,600	17,179
2.375% 5/15/51	646,000	448,238
2.875% 5/15/52	113,000	87,328
3.625% 2/15/53	2,011,000	1,803,851
3.625% 5/15/53	300,000	269,285
4.125% 8/15/53	6,120,000	6,009,792
4.25% 2/15/54	2,220,000	2,228,672
4.625% 5/15/54	1,670,000	1,784,813
4.75% 11/15/53	270,000	294,131
U.S. Treasury Notes:
3.375% 5/15/33	400,000	384,906
3.5% 1/31/30	2,644,000	2,608,575
3.625% 3/31/30	100,000	99,230
3.75% 12/31/28	400,000	399,953
3.75% 6/30/30	133,000	132,745
3.75% 12/31/30	1,900,000	1,894,582
3.875% 11/30/29	1,000,000	1,005,273
3.875% 8/15/33	3,144,000	3,137,000
4% 2/28/30	490,000	495,474
4% 2/15/34	3,100,000	3,119,375
4.125% 7/31/28	260,000	263,392
4.125% 3/31/31	3,350,000	3,411,766
4.125% 7/31/31	2,400,000	2,444,417
4.25% 2/28/31	1,140,000	1,169,034
4.25% 6/30/31	9,000,000	9,236,250
4.375% 5/15/34	2,590,000	2,683,888
4.5% 11/15/33	1,289,000	1,347,559
4.625% 9/30/28	9,216,000	9,514,076
4.625% 9/30/30	5,460,000	5,704,207
4.625% 4/30/31	1,500,000	1,571,367
4.875% 10/31/30	810,000	857,841
TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,227,355)		64,424,199

U.S. Government Agency - Mortgage Securities - 17.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.8%
2% 6/1/35 to 4/1/52	711,174	604,539
2.5% 2/1/37 to 10/1/51	220,990	203,566
3% 10/1/51 to 5/1/52	452,169	402,686
3.5% 11/1/45 to 3/1/52	370,626	350,400
4% 1/1/51	23,030	22,085
5% 11/1/53	270,390	268,417
5.5% 10/1/52 to 6/1/54	116,637	117,718
6% 3/1/54 to 6/1/54	168,309	171,638
6.5% 6/1/54	17,351	17,877
TOTAL FANNIE MAE		2,158,926
Freddie Mac - 0.8%
1.5% 12/1/35 to 4/1/51	93,704	75,886
2% 4/1/42 to 10/1/51	180,430	154,109
2.5% 7/1/36 to 9/1/51	369,801	328,721
3% 2/1/50 to 6/1/52	139,626	125,135
3.5% 7/1/42 to 11/1/47	140,597	133,269
4.5% 1/1/54	120,941	117,731
5.5% 3/1/53	44,086	45,177
TOTAL FREDDIE MAC		980,028
Ginnie Mae - 4.6%
2% 10/20/50 to 2/20/52	813,754	684,880
2% 9/1/54 (d)	50,000	42,097
2% 9/1/54 (d)	100,000	84,195
2% 9/1/54 (d)	50,000	42,097
2% 9/1/54 (d)	100,000	84,195
2% 9/1/54 (d)	100,000	84,195
2% 9/1/54 (d)	50,000	42,097
2% 9/1/54 (d)	100,000	84,195
2% 10/1/54 (d)	100,000	84,288
2.5% 8/20/51 to 5/20/52	570,617	498,492
3% 9/1/54 (d)	75,000	67,824
3% 9/1/54 (d)	250,000	226,079
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	150,000	135,647
3% 10/1/54 (d)	50,000	45,251
3% 10/1/54 (d)	150,000	135,753
3.5% 9/1/54 (d)	100,000	93,063
3.5% 9/1/54 (d)	75,000	69,797
3.5% 9/1/54 (d)	50,000	46,531
3.5% 9/1/54 (d)	75,000	69,797
4% 10/20/52	47,793	45,643
4% 9/1/54 (d)	200,000	191,112
4.5% 4/20/53	48,198	47,195
5% 9/1/54 (d)	50,000	49,947
5% 9/1/54 (d)	100,000	99,893
5% 9/1/54 (d)	50,000	49,947
5% 9/1/54 (d)	25,000	24,973
5% 10/1/54 (d)	100,000	99,648
5% 10/1/54 (d)	100,000	99,648
5% 10/1/54 (d)	25,000	24,912
5.5% 9/1/54 (d)	100,000	100,640
5.5% 9/1/54 (d)	50,000	50,320
5.5% 9/1/54 (d)	50,000	50,320
5.5% 9/1/54 (d)	225,000	226,439
5.5% 10/1/54 (d)	225,000	226,387
6% 9/1/54 (d)	650,000	659,426
6% 10/1/54 (d)	250,000	253,518
6.5% 9/1/54 (d)	325,000	331,821
6.5% 9/1/54 (d)	100,000	102,099
6.5% 9/1/54 (d)	100,000	102,099
TOTAL GINNIE MAE		5,592,108
Uniform Mortgage Backed Securities - 10.4%
2% 9/1/39 (d)	300,000	271,289
2% 9/1/39 (d)	475,000	429,541
2% 10/1/39 (d)	450,000	407,496
2% 9/1/54 (d)	1,700,000	1,390,414
2% 9/1/54 (d)	250,000	204,473
2% 9/1/54 (d)	200,000	163,578
2% 9/1/54 (d)	250,000	204,473
2% 9/1/54 (d)	150,000	122,684
2% 9/1/54 (d)	625,000	511,182
2% 10/1/54 (d)	875,000	716,611
2% 10/1/54 (d)	1,150,000	941,832
2.5% 9/1/54 (d)	850,000	724,592
2.5% 9/1/54 (d)	250,000	213,115
2.5% 9/1/54 (d)	250,000	213,115
2.5% 9/1/54 (d)	400,000	340,984
2.5% 9/1/54 (d)	325,000	277,050
2.5% 10/1/54 (d)	1,100,000	938,824
3% 9/1/54 (d)	450,000	398,971
3% 9/1/54 (d)	325,000	288,146
3% 10/1/54 (d)	350,000	310,611
3.5% 9/1/54 (d)	400,000	368,172
4% 9/1/54 (d)	400,000	379,328
4% 9/1/54 (d)	50,000	47,416
4.5% 9/1/54 (d)	150,000	145,975
5% 9/1/39 (d)	50,000	50,350
5% 9/1/39 (d)	75,000	75,524
5% 9/1/39 (d)	75,000	75,524
5% 9/1/54 (d)	200,000	198,539
5.5% 9/1/54 (d)	525,000	528,589
5.5% 9/1/54 (d)	300,000	302,051
6% 9/1/54 (d)	250,000	254,600
6% 9/1/54 (d)	250,000	254,600
6% 9/1/54 (d)	150,000	152,760
6% 9/1/54 (d)	150,000	152,760
6% 9/1/54 (d)	125,000	127,300
6.5% 9/1/54 (d)	125,000	128,706
6.5% 9/1/54 (d)	400,000	411,859
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		12,723,034
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,122,363)		21,454,096

Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	246,892	255,034
Class A2, 6.261% 5/16/49 (b)	246,892	255,033
AASET Trust Series 2021-1A Class A, 2.95% 11/16/41 (b)	160,679	149,391
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(c)(e)	250,000	250,746
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(e)	250,000	250,085
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(e)	250,000	251,114
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(e)	250,000	250,964
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(c)(e)	250,000	249,996
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(c)(e)	250,000	250,375
Barings CLO Ltd. Series 2024-4A Class AR, 0% 10/20/37 (b)(c)	250,000	250,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(c)(e)	250,000	252,911
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	359,677	327,511
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(c)(d)(e)	250,000	250,085
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(c)(e)	250,000	250,012
Cedar Funding Ltd. Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(c)(e)	100,000	99,993
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	48,625	41,793
Dominos Pizza Master Issuer LLC:
Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	47,375	46,501
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	48,000	45,015
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(c)(e)	250,000	250,075
Dryden Senior Loan Fund:
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8158% 4/17/37 (b)(c)(e)	250,000	250,837
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(c)(e)	250,000	250,387
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(c)(e)	100,000	100,035
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(e)	250,000	251,232
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(c)(e)	250,000	250,951
Flatiron CLO Ltd. Series 2024-1A Class A1R, 0% 10/19/37 (b)(c)	250,000	250,000
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(e)	250,000	251,999
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(c)(e)	250,000	251,433
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(c)(e)	250,000	249,998
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(c)(e)	250,000	251,284
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(e)	250,000	250,256
Oak Hill Credit Partners:
Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(c)(e)	250,000	250,085
Series 2024-18A Class A1, 6.7917% 4/20/37 (b)(c)	250,000	250,719
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	48,875	46,747
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	49,000	51,200
Class A2I, 6.028% 7/30/54 (b)	94,000	96,444
Class A2II, 6.268% 7/30/54 (b)	56,000	58,053
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(c)(e)	250,000	249,537
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	142,569	131,168
Voya CLO Ltd./Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(c)(e)	250,000	250,014
TOTAL ASSET-BACKED SECURITIES (Cost $7,901,623)		7,969,013

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5064% 9/15/56 (c)	14,000	15,090
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(e)	100,000	99,500
BMP floater Series 2024-MF23 Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(c)(e)	100,000	99,251
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(e)	15,000	15,019
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(c)(e)	100,000	99,031
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(c)(e)	100,000	98,063
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(c)(e)	100,000	97,750
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(c)(e)	14,818	14,763
Series 2022-LP2 Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(c)(e)	104,015	102,390
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(c)(e)	82,555	82,762
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(e)	175,348	173,430
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(e)	228,238	227,525
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(c)(e)	98,496	97,880
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(c)(e)	95,898	95,060
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(c)(e)	95,898	94,820
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(e)	98,496	98,373
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(c)	104,055	103,860
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(e)	98,147	98,269
Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(c)(e)	7,409	7,391
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(e)	98,907	98,474
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(c)(e)	98,907	97,702
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	94,245	87,763
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	100,000	102,297
Extended Stay America Trust floater Series 2021-ESH:
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(c)(e)	89,961	89,175
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(c)(e)	89,961	89,175
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(c)(e)	89,961	89,512
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(e)	100,000	98,502
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(c)(e)	100,000	97,503
LIFE Mortgage Trust floater Series 2021-BMR Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(c)(e)	79,313	76,151
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(e)	89,859	90,645
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(c)(e)	89,859	90,195
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(c)(e)	59,954	58,961
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(c)(e)	10,000	9,887
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(e)	95,686	94,520
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(c)(e)	95,686	94,492
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(c)(e)	574,118	562,635
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,665,469)		3,647,816

Money Market Funds - 10.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $13,204,234)	13,201,594	13,204,234

TOTAL INVESTMENT IN SECURITIES - 113.8% (Cost $136,882,909)	138,924,269
NET OTHER ASSETS (LIABILITIES) - (13.8)%	(16,895,578)
NET ASSETS - 100.0%	122,028,691

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(100,000)	(84,196)
3% 9/1/54	(50,000)	(45,216)
3% 9/1/54	(150,000)	(135,647)
5% 9/1/54	(100,000)	(99,893)
5% 9/1/54	(100,000)	(99,893)
5% 9/1/54	(25,000)	(24,973)
5.5% 9/1/54	(225,000)	(226,439)
6% 9/1/54	(250,000)	(253,625)

TOTAL GINNIE MAE		(969,882)

Uniform Mortgage Backed Securities
2% 9/1/39	(450,000)	(406,934)
2% 9/1/54	(875,000)	(715,654)
2% 9/1/54	(625,000)	(511,182)
2% 9/1/54	(1,150,000)	(940,574)
2.5% 9/1/54	(1,100,000)	(937,707)
2.5% 9/1/54	(200,000)	(170,492)
3% 9/1/54	(350,000)	(310,311)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,992,854)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,912,233)		(4,962,736)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,376,389 or 11.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,456,667	38,237,335	28,489,754	396,573	(14)	-	13,204,234	0.0%
Total	3,456,667	38,237,335	28,489,754	396,573	(14)	-	13,204,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	28,224,911	-	28,224,911	-

U.S. Government and Government Agency Obligations	64,424,199	-	64,424,199	-

U.S. Government Agency - Mortgage Securities	21,454,096	-	21,454,096	-

Asset-Backed Securities	7,969,013	-	7,969,013	-

Commercial Mortgage Securities	3,647,816	-	3,647,816	-

Money Market Funds	13,204,234	13,204,234	-	-
Total Investments in Securities:	138,924,269	13,204,234	125,720,035	-
Other Financial Instruments:
TBA Sale Commitments	(4,962,736)	-	(4,962,736)	-
Total Other Financial Instruments:	(4,962,736)	-	(4,962,736)	-
Fidelity® Investment Grade Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $123,678,675)	$125,720,035
Fidelity Central Funds (cost $13,204,234)	13,204,234

Total Investment in Securities (cost $136,882,909)		$138,924,269
Cash		1,501
Receivable for TBA sale commitments		4,912,233
Interest receivable		1,110,214
Distributions receivable from Fidelity Central Funds		55,816
Other receivables		1
Total assets		145,004,034
Liabilities
Payable for investments purchased
Regular delivery	$500,000
Delayed delivery	17,054,506
TBA sale commitments, at value	4,962,736
Distributions payable	422,800
Accrued management fee	35,301
Total liabilities		22,975,343
Net Assets		$122,028,691
Net Assets consist of:
Paid in capital		$120,698,459
Total accumulated earnings (loss)		1,330,232
Net Assets		$122,028,691
Net Asset Value, offering price and redemption price per share ($122,028,691 ÷ 2,800,000 shares)		$43.58
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$2,405,963
Income from Fidelity Central Funds		396,573
Total income		2,802,536
Expenses
Management fee	$207,138
Independent trustees' fees and expenses	140
Miscellaneous	2,314
Total expenses before reductions	209,592
Expense reductions	(1,301)
Total expenses after reductions		208,291
Net Investment income (loss)		2,594,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(317,395)
Fidelity Central Funds	(14)
Total net realized gain (loss)		(317,409)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,222,923
TBA Sale commitments	(46,612)
Total change in net unrealized appreciation (depreciation)		3,176,311
Net gain (loss)		2,858,902
Net increase (decrease) in net assets resulting from operations		$5,453,147
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,594,245	$537,159
Net realized gain (loss)	(317,409)	(230,687)
Change in net unrealized appreciation (depreciation)	3,176,311	(416,133)
Net increase (decrease) in net assets resulting from operations	5,453,147	(109,661)
Distributions to shareholders	(2,541,750)	(532,050)

Share transactions
Proceeds from sales of shares	89,586,377	23,565,192

Net increase (decrease) in net assets resulting from share transactions	89,586,377	23,565,192
Total increase (decrease) in net assets	92,497,774	22,923,481

Net Assets
Beginning of period	29,530,917	6,607,436
End of period	$122,028,691	$29,530,917

Other Information
Shares
Sold	2,100,000	550,000
Net increase (decrease)	2,100,000	550,000

Financial Highlights
Fidelity® Investment Grade Bond ETF

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$42.19	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.890	1.615	.788	.287
Net realized and unrealized gain (loss)	1.293	(1.987)	(6.657)	.790
Total from investment operations	3.183	(.372)	(5.869)	1.077
Distributions from net investment income	(1.793)	(1.488)	(.841)	(.317)
Total distributions	(1.793)	(1.488)	(.841)	(.317)
Net asset value, end of period	$43.58	$42.19	$44.05	$50.76
Total Return D,E,F	7.77%	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36%	.36%	.36%	.36% I
Net investment income (loss)	4.48%	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$122,029	$29,531	$6,607	$10,151
Portfolio turnover rate J	277 % K	190% K	37% K	19% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Investment Grade Securitized ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 2.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	25,000	22,425
3.625% 5/15/53	26,000	23,338
4.25% 8/15/44	420,000	409,828
4.25% 2/15/54	23,000	23,090
4.25% 8/15/54	5,000	5,031
4.375% 8/15/43	33,000	33,325
4.625% 5/15/44	287,000	298,884
4.625% 5/15/54	14,000	14,963
U.S. Treasury Notes:
3.75% 8/15/27	150,000	149,836
4% 2/15/34	14,000	14,088
4.125% 7/31/31	15,000	15,278
4.25% 6/30/29	5,000	5,110
4.25% 2/28/31	1,000	1,025
4.25% 6/30/31	230,000	236,038
4.375% 5/15/34	1,057,000	1,095,316
4.5% 4/15/27	40,000	40,661
4.5% 5/15/27	33,000	33,559
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,433,625)		2,421,795

U.S. Government Agency - Mortgage Securities - 104.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 14.1%
1.5% 1/1/37 to 1/1/51	113,181	94,980
2% 11/1/40 to 8/1/42 (b)	4,678,075	4,033,848
2.5% 12/1/32 to 1/1/52	6,335,803	5,687,523
3% 11/1/34 to 3/1/52	2,678,052	2,393,534
3.5% 3/1/45 to 7/1/51 (b)	142,274	133,016
4% 5/1/40 to 6/1/52	60,338	58,227
4.5% 7/1/47 to 12/1/48	80,018	79,855
5% 10/1/52 to 12/1/52 (b)(c)	88,811	88,739
5.5% 4/1/54	47,898	48,275
6% 11/1/52 to 7/1/54	96,578	98,706
6.5% 9/1/53 to 7/1/54	48,444	50,685
TOTAL FANNIE MAE		12,767,388
Freddie Mac - 3.1%
1.5% 1/1/51 to 4/1/51 (b)	108,015	84,504
2% 6/1/35 to 11/1/51	2,696,402	2,248,812
2.5% 7/1/36 to 2/1/51 (b)	302,055	267,154
3% 9/1/34 to 6/1/52	40,088	37,022
3.5% 8/1/51	39,143	36,374
4% 3/1/49	48,564	46,617
4.5% 8/1/52	24,598	24,022
5.5% 3/1/53	44,086	45,177
TOTAL FREDDIE MAC		2,789,682
Ginnie Mae - 26.9%
2% 9/1/54 (d)	50,000	42,097
2% 9/1/54 (d)	100,000	84,195
2% 9/1/54 (d)	25,000	21,049
2% 9/1/54 (d)	100,000	84,195
2% 9/1/54 (d)	325,000	273,633
2% 9/1/54 (d)	900,000	757,753
2% 9/1/54 (d)	900,000	757,753
2% 9/1/54 (d)	1,900,000	1,599,700
2% 9/1/54 (d)	2,900,000	2,441,647
2% 10/1/54 (d)	1,050,000	885,029
2.5% 7/20/51 to 12/20/51	97,747	85,175
2.5% 9/1/54 (d)	100,000	87,385
2.5% 9/1/54 (d)	1,400,000	1,223,386
2.5% 9/1/54 (d)	2,400,000	2,097,234
3% 9/1/54 (d)	25,000	22,608
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	1,100,000	994,746
3% 10/1/54 (d)	150,000	135,753
3% 10/1/54 (d)	250,000	226,254
3.5% 9/1/54 (d)	50,000	46,531
3.5% 9/1/54 (d)	25,000	23,266
3.5% 9/1/54 (d)	3,900,000	3,629,446
4% 9/1/54 (d)	50,000	47,778
4.5% 4/20/53	23,865	23,368
4.5% 9/1/54 (d)	1,200,000	1,174,595
5% 9/1/54 (d)	50,000	49,947
5% 10/1/54 (d)	50,000	49,824
5.5% 9/1/54 (d)	50,000	50,320
5.5% 9/1/54 (d)	25,000	25,160
5.5% 9/1/54 (d)	500,000	503,198
5.5% 9/1/54 (d)	3,500,000	3,522,388
5.5% 10/1/54 (d)	50,000	50,308
6% 9/1/54 (d)	25,000	25,363
6% 9/1/54 (d)	50,000	50,725
6% 9/1/54 (d)	25,000	25,363
6% 9/1/54 (d)	600,000	608,701
6% 10/1/54 (d)	50,000	50,704
6.5% 9/1/54 (d)	25,000	25,525
6.5% 9/1/54 (d)	25,000	25,525
6.5% 9/1/54 (d)	2,400,000	2,450,370
TOTAL GINNIE MAE		24,368,429
Uniform Mortgage Backed Securities - 60.6%
2% 9/1/54 (d)	250,000	204,473
2% 9/1/54 (d)	50,000	40,895
2% 9/1/54 (d)	50,000	40,895
2% 9/1/54 (d)	25,000	20,447
2% 9/1/54 (d)	75,000	61,342
2% 9/1/54 (d)	600,000	490,734
2% 9/1/54 (d)	1,800,000	1,472,203
2% 9/1/54 (d)	1,600,000	1,308,625
2% 9/1/54 (d)	4,300,000	3,516,930
2% 9/1/54 (d)	6,200,000	5,070,922
2% 10/1/54 (d)	125,000	102,373
2% 10/1/54 (d)	100,000	81,898
2.5% 9/1/39 (d)	900,000	834,504
2.5% 9/1/54 (d)	50,000	42,623
2.5% 9/1/54 (d)	1,200,000	1,022,953
2.5% 9/1/54 (d)	700,000	596,723
2.5% 9/1/54 (d)	3,100,000	2,642,629
2.5% 9/1/54 (d)	4,300,000	3,665,582
3% 9/1/54 (d)	100,000	88,660
3% 9/1/54 (d)	25,000	22,165
3% 9/1/54 (d)	300,000	265,980
3% 9/1/54 (d)	700,000	620,621
3% 9/1/54 (d)	1,900,000	1,684,543
3% 9/1/54 (d)	2,400,000	2,127,844
3% 10/1/54 (d)	75,000	66,560
3.5% 9/1/54 (d)	600,000	552,258
3.5% 9/1/54 (d)	700,000	644,301
3.5% 9/1/54 (d)	1,800,000	1,656,773
4% 9/1/54 (d)	1,700,000	1,612,145
4% 9/1/54 (d)	2,000,000	1,896,641
4.5% 9/1/54 (d)	800,000	778,531
5% 9/1/39 (d)	1,400,000	1,409,789
5% 9/1/54 (d)	2,200,000	2,183,930
5.5% 9/1/54 (d)	25,000	25,171
5.5% 9/1/54 (d)	100,000	100,684
5.5% 9/1/54 (d)	800,000	805,469
5.5% 9/1/54 (d)	1,600,000	1,610,937
5.5% 9/1/54 (d)	3,300,000	3,322,558
5.5% 9/1/54 (d)	2,200,000	2,215,039
6% 9/1/54 (d)	75,000	76,380
6% 9/1/54 (d)	25,000	25,460
6% 9/1/54 (d)	600,000	611,039
6% 9/1/54 (d)	1,900,000	1,934,957
6% 9/1/54 (d)	1,800,000	1,833,117
6% 9/1/54 (d)	4,000,000	4,073,594
6% 9/1/54 (d)	700,000	712,879
6.5% 9/1/54 (d)	700,000	720,754
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		54,895,530
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $95,248,687)		94,821,029

Asset-Backed Securities - 4.3%
	Principal Amount (a)	Value ($)
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/29	243,000	247,408
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	10,000	9,996
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	3,502	3,503
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (e)(f)	3,804	3,749
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 Month Index + 0.880% 6.2223% 5/14/29 (f)(g)	670,000	677,388
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (e)	2,000	2,024
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	2,184	2,184
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	10,000	9,966
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (e)	414,000	419,398
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/36 (e)	700,000	720,643
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class A1, 5.29% 4/15/29 (e)	1,300,000	1,325,136
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	240	240
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,000	1,994
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (e)	404,094	405,512
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (e)	100,000	101,282
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,000	1,013
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	331	331
Class A3, 4.66% 5/15/28	2,000	1,998
TOTAL ASSET-BACKED SECURITIES (Cost $3,933,638)		3,933,765

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (e)	67,299	58,770
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (e)(f)	100,000	98,090
TOTAL PRIVATE SPONSOR		156,860
U.S. Government Agency - 0.1%
Fannie Mae sequential payer Series 2022-3 Class N, 2% 10/25/47	21,565	19,309
Freddie Mac sequential payer:
Series 2020-5000 Class MA, 2% 6/25/44	96,158	88,815
Series 2022-5198 Class BA, 2.5% 11/25/47	21,335	19,509
TOTAL U.S. GOVERNMENT AGENCY		127,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $289,429)		284,493

Commercial Mortgage Securities - 14.8%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2018-BN14 Class A4, 4.231% 9/15/60	20,000	19,618
Series 2020-BN26 Class ASB, 2.313% 3/15/63	620,000	580,291
Series 2021-BN35 Class ASB, 2.067% 6/15/64	400,000	360,121
BBCMS Mortgage Trust sequential payer Series 2022-C14 Class ASB, 2.901% 2/15/55	600,000	557,625
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	400,000	412,225
Benchmark Mortgage Trust sequential payer:
Series 2018-B7 Class A4, 4.51% 5/15/53	1,000,000	983,770
Series 2019-B10 Class A4, 3.717% 3/15/62	750,000	718,597
Series 2019-B15 Class AAB, 2.859% 12/15/72	500,000	477,943
Series 2023-V3 Class A3, 6.3629% 7/15/56	250,000	262,611
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	1,000,000	1,041,406
BX Commercial Mortgage Trust floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (e)(f)(g)	841,226	829,922
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (e)(f)(g)	100,000	99,031
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (e)(f)	650,818	649,598
Citigroup Commercial Mortgage Trust sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	15,626	14,448
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	18,705	18,437
Freddie Mac:
sequential payer:
Series 2016-K054 Class A2, 2.745% 1/25/26	7,562	7,385
Series 2017-K070 Class A2, 3.303% 11/25/27	100,000	97,617
Series 2018-K074 Class A2, 3.6% 1/25/28	100,000	98,287
Series 2020-K740 Class A2, 1.47% 9/25/27	100,000	92,344
Series 2022-K750 Class A2, 3% 9/25/29	25,000	23,770
Series K058 Class A2, 2.653% 8/25/26	25,000	24,218
Series 2017-K068 Class A2, 3.244% 8/25/27	2,400,000	2,340,496
Series 2018-K075 Class A2, 3.65% 2/25/28	120,000	118,013
Series 2022 K748 Class A2, 2.26% 1/25/29	2,025,000	1,873,684
Series K047 Class A2, 3.329% 5/25/25	12,201	12,051
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	6,914	6,844
GS Mortgage Securities Trust sequential payer:
Series 2018-GS10 Class A5, 4.155% 7/10/51	400,000	386,643
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	100,000	92,657
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	10,000	9,554
Morgan Stanley Capital I Trust sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	15,000	14,399
Series 2018-L1 Class A3, 4.139% 10/15/51	30,000	29,517
Wells Fargo Commercial Mortgage sequential payer Series 2018-C45 Class ASB, 4.147% 6/15/51	442,440	438,119
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (e)(f)(g)	100,000	97,452
sequential payer Series 2019-C54 Class ASB, 3.063% 12/15/52	500,000	480,859
Wells Fargo Commercial Mtg Trust 2019-C sequential payer Series 2019-C51 Class ASB, 3.16% 6/15/52	143,263	138,572
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,434,341)		13,408,124

Money Market Funds - 70.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $63,676,708)	63,663,975	63,676,708

Purchased Swaptions - 0.5%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.3%
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	100,000	3,383
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	5,500,000	221,080
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	10,000	143

TOTAL PUT OPTIONS			224,606
Call Options - 0.2%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	100,000	4,503
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	5,500,000	211,393
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	10,000	543

TOTAL CALL OPTIONS			216,439
TOTAL PURCHASED SWAPTIONS (Cost $442,826)			441,045

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $1,056,667.
TOTAL INVESTMENT IN SECURITIES - 197.6% (Cost $179,459,254)	178,986,959
NET OTHER ASSETS (LIABILITIES) - (97.6)%	(88,389,791)
NET ASSETS - 100.0%	90,597,168

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(1,050,000)	(884,046)
3% 9/1/54	(150,000)	(135,647)
3% 9/1/54	(250,000)	(226,079)
5% 9/1/54	(50,000)	(49,947)
5.5% 9/1/54	(50,000)	(50,320)
6% 9/1/54	(50,000)	(50,725)

TOTAL GINNIE MAE		(1,396,764)

Uniform Mortgage Backed Securities
2% 9/1/54	(125,000)	(102,236)
2% 9/1/54	(25,000)	(20,447)
2% 9/1/54	(25,000)	(20,447)
2% 9/1/54	(75,000)	(61,342)
2% 9/1/54	(100,000)	(81,789)
2% 9/1/54	(2,300,000)	(1,881,148)
2.5% 9/1/54	(25,000)	(21,312)
2.5% 9/1/54	(25,000)	(21,312)
2.5% 9/1/54	(2,400,000)	(2,045,906)
3% 9/1/54	(75,000)	(66,495)
3% 9/1/54	(25,000)	(22,165)
3% 9/1/54	(100,000)	(88,660)
3% 9/1/54	(2,100,000)	(1,861,863)
3.5% 9/1/54	(50,000)	(46,021)
5% 9/1/54	(25,000)	(24,817)
6% 9/1/54	(50,000)	(50,920)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,416,880)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,842,904)		(7,813,644)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	19	Dec 2024	2,157,688	(9,528)	(9,528)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	4	Dec 2024	830,188	(1,101)	(1,101)

TOTAL PURCHASED					(10,629)

Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	18	Dec 2024	1,969,172	5,461	5,461
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Dec 2024	246,250	4,871	4,871

TOTAL SOLD					10,332

TOTAL FUTURES CONTRACTS					(297)
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 2.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,008,563.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,000	148	(273)	(125)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	443	(861)	(418)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	5,000	738	(1,457)	(719)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	3,000	443	(730)	(287)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	4,000	590	(928)	(338)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	5,000	550	(809)	(259)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	22,011	(23,744)	(1,733)

TOTAL BUY PROTECTION							24,923	(28,802)	(3,879)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	50,000	(531)	497	(34)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	10,000	(106)	265	159
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	5,000	(74)	100	26
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	500,000	(7,409)	7,907	498
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	5,000	(74)	100	26
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	300,000	(5,986)	6,841	855
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	500,000	(9,976)	10,457	481
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	25,000	(499)	670	171

TOTAL SELL PROTECTION							(24,655)	26,837	2,182
TOTAL CREDIT DEFAULT SWAPS							268	(1,965)	(1,697)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	122,000	(1,431)	0	(1,431)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	3,832,000	2,713	0	2,713
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	101,000	(2,040)	0	(2,040)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	959,000	2,234	0	2,234
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	10,000	(308)	0	(308)
TOTAL INTEREST RATE SWAPS							1,168	0	1,168

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $899,000.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $298,643.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,024.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,810,607 or 5.3% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	115,924	65,394,068	1,833,291	58,214	7	-	63,676,708	0.1%
Total	115,924	65,394,068	1,833,291	58,214	7	-	63,676,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	2,421,795	-	2,421,795	-

U.S. Government Agency - Mortgage Securities	94,821,029	-	94,821,029	-

Asset-Backed Securities	3,933,765	-	3,933,765	-

Collateralized Mortgage Obligations	284,493	-	284,493	-

Commercial Mortgage Securities	13,408,124	-	13,408,124	-

Money Market Funds	63,676,708	63,676,708	-	-

Purchased Swaptions	441,045	-	441,045	-
Total Investments in Securities:	178,986,959	63,676,708	115,310,251	-
Derivative Instruments: Assets
Futures Contracts	10,332	10,332	-	-
Swaps	29,870	-	29,870	-
Total Assets	40,202	10,332	29,870	-
Liabilities
Futures Contracts	(10,629)	(10,629)	-	-
Swaps	(28,434)	-	(28,434)	-
Total Liabilities	(39,063)	(10,629)	(28,434)	-
Total Derivative Instruments:	1,139	(297)	1,436	-
Other Financial Instruments:
TBA Sale Commitments	(7,813,644)	-	(7,813,644)	-
Total Other Financial Instruments:	(7,813,644)	-	(7,813,644)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	24,923	(24,655)
Total Credit Risk	24,923	(24,655)
Interest Rate Risk
Futures Contracts (b)	10,332	(10,629)
Purchased Swaptions (c)	441,045	0
Swaps (d)	4,947	(3,779)
Total Interest Rate Risk	456,324	(14,408)
Total Value of Derivatives	481,247	(39,063)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Investment Grade Securitized ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $115,782,546)	$115,310,251
Fidelity Central Funds (cost $63,676,708)	63,676,708

Total Investment in Securities (cost $179,459,254)		$178,986,959
Cash		720,842
Receivable for TBA sale commitments		7,842,904
Receivable for fund shares sold		2,185,221
Interest receivable		82,775
Distributions receivable from Fidelity Central Funds		50,685
Receivable for daily variation margin on centrally cleared swaps		6,567
Bi-lateral OTC swaps, at value		24,923
Other receivables		579
Total assets		189,901,455
Liabilities
Payable for investments purchased
Regular delivery	$12,026,113
Delayed delivery	79,417,383
TBA sale commitments, at value	7,813,644
Distributions payable	15,525
Bi-lateral OTC swaps, at value	24,655
Accrued management fee	5,310
Payable for daily variation margin on futures contracts	1,657
Total liabilities		99,304,287
Net Assets		$90,597,168
Net Assets consist of:
Paid in capital		$91,643,939
Total accumulated earnings (loss)		(1,046,771)
Net Assets		$90,597,168
Net Asset Value, offering price and redemption price per share ($90,597,168 ÷ 2,075,000 shares)		$43.66
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$134,053
Income from Fidelity Central Funds		58,214
Total income		192,267
Expenses
Management fee	$15,584
Independent trustees' fees and expenses	9
Miscellaneous	130
Total expenses before reductions	15,723
Expense reductions	(700)
Total expenses after reductions		15,023
Net Investment income (loss)		177,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,311)
Fidelity Central Funds	7
Futures contracts	(6,469)
Swaps	(10,212)
Written options	188
Total net realized gain (loss)		(45,797)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(251,379)
Futures contracts	7,650
Swaps	3,681
TBA Sale commitments	35,151
Total change in net unrealized appreciation (depreciation)		(204,897)
Net gain (loss)		(250,694)
Net increase (decrease) in net assets resulting from operations		$(73,450)
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,244	$102,386
Net realized gain (loss)	(45,797)	(141,914)
Change in net unrealized appreciation (depreciation)	(204,897)	(29,804)
Net increase (decrease) in net assets resulting from operations	(73,450)	(69,332)
Distributions to shareholders	(119,175)	(103,575)

Share transactions
Proceeds from sales of shares	87,663,467	-

Net increase (decrease) in net assets resulting from share transactions	87,663,467	-
Total increase (decrease) in net assets	87,470,842	(172,907)

Net Assets
Beginning of period	3,126,326	3,299,233
End of period	$90,597,168	$3,126,326

Other Information
Shares
Sold	2,000,000	-
Net increase (decrease)	2,000,000	-

Financial Highlights
Fidelity® Investment Grade Securitized ETF

Years ended August 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$41.68	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.587	1.365	.301	.023
Net realized and unrealized gain (loss)	1.784 D	(2.294)	(5.501)	.160
Total from investment operations	3.371	(.929)	(5.200)	.183
Distributions from net investment income	(1.391)	(1.381)	(.300)	(.078) E
Distributions from net realized gain	-	-	-	(.027) E
Distributions from tax return of capital	-	-	(.440)	(.145)
Total distributions	(1.391)	(1.381)	(.740)	(.250)
Net asset value, end of period	$43.66	$41.68	$43.99	$49.93
Total Return F,G,H	8.30%	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.36%	.37%	.36%	.36% K
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% K
Expenses net of all reductions	.34%	.36%	.36%	.36% K
Net investment income (loss)	4.04%	3.22%	.63%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$90,597	$3,126	$3,299	$9,986
Portfolio turnover rate L	358%	865%	141%	65% M

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 72.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	11,010
Leisure Products - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	5,000	6,528
TOTAL CONSUMER DISCRETIONARY		17,538

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,085
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
BlackLine, Inc. 1% 6/1/29 (b)	5,000	4,933
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	33,000	28,050
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	17,000	12,876
TOTAL CONVERTIBLE BONDS		72,482
Nonconvertible Bonds - 72.1%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.6%
Altice France SA 5.125% 7/15/29 (b)	35,000	24,419
Cogent Communications Group, Inc. 7% 6/15/27 (b)	50,000	50,604
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	40,000	39,697
Consolidated Communications, Inc. 5% 10/1/28 (b)	50,000	43,649
Frontier Communications Holdings LLC 5% 5/1/28 (b)	65,000	63,119
Level 3 Financing, Inc. 3.875% 10/15/30 (b)	25,000	17,012
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	25,000	15,545
NTT Finance Corp.:
1.162% 4/3/26(b)	142,000	134,689
1.591% 4/3/28(b)	450,000	407,635
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	50,000	43,642
		840,011
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	100,000	97,413
Media - 1.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	50,000	46,878
Altice Financing SA 5% 1/15/28 (b)	100,000	80,313
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	200,000	196,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	300,000	286,972
6.15% 11/10/26	270,000	276,611
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(b)	10,000	8,432
9% 9/15/28(b)	50,000	53,148
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	50,000	28,681
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	150,000	143,390
Univision Communications, Inc. 8% 8/15/28 (b)	50,000	50,587
Warnermedia Holdings, Inc.:
3.638% 3/15/25	132,000	130,744
3.755% 3/15/27	1,071,000	1,026,065
		2,327,837
Wireless Telecommunication Services - 1.3%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	200,000	196,892
Rogers Communications, Inc.:
2.95% 3/15/25	467,000	461,437
3.2% 3/15/27	480,000	464,365
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	350,000	339,124
3.5% 4/15/25	113,000	111,789
4.95% 3/15/28	370,000	375,591
		1,949,198
TOTAL COMMUNICATION SERVICES		5,214,459

CONSUMER DISCRETIONARY - 6.2%
Automobile Components - 0.2%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	90,000	92,532
Hertz Corp. 4.625% 12/1/26 (b)	15,000	11,774
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	100,000	106,272
Phinia, Inc. 6.75% 4/15/29 (b)	10,000	10,262
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	40,000	39,078
		259,918
Automobiles - 2.8%
BMW U.S. Capital LLC 4.65% 8/13/26 (b)	276,000	277,116
General Motors Financial Co., Inc.:
1.25% 1/8/26	106,000	101,140
2.35% 2/26/27	260,000	246,117
5.8% 6/23/28	460,000	475,241
6% 1/9/28	370,000	384,199
Hyundai Capital America:
1% 9/17/24(b)	213,000	212,612
5.45% 6/24/26(b)	230,000	232,798
5.6% 3/30/28(b)	440,000	451,441
5.8% 6/26/25(b)	340,000	341,921
McLaren Finance PLC 7.5% 8/1/26 (b)	20,000	17,570
Mercedes-Benz Finance North America LLC:
1.45% 3/2/26(b)	187,000	178,663
4.8% 3/30/28(b)	370,000	374,551
Volkswagen Group of America Finance LLC:
1.25% 11/24/25(b)	110,000	105,325
3.95% 6/6/25(b)	275,000	272,455
4.35% 6/8/27(b)	380,000	376,838
5.7% 9/12/26(b)	210,000	213,746
		4,261,733
Distributors - 0.6%
Genuine Parts Co.:
1.75% 2/1/25	440,000	433,433
4.95% 8/15/29	500,000	503,082
		936,515
Diversified Consumer Services - 0.2%
Sotheby's 7.375% 10/15/27 (b)	40,000	38,198
TKC Holdings, Inc. 10.5% 5/15/29 (b)	100,000	99,748
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	100,000	99,541
		237,487
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)	50,000	47,747
5.75% 4/15/25(b)	50,000	49,915
Affinity Interactive 6.875% 12/15/27 (b)	100,000	85,721
Aramark Services, Inc. 5% 4/1/25 (b)	50,000	49,900
Boyd Gaming Corp. 4.75% 12/1/27	50,000	49,063
Carnival Corp. 7.625% 3/1/26 (b)	200,000	202,026
Churchill Downs, Inc. 6.75% 5/1/31 (b)	50,000	51,381
International Game Technology PLC 4.125% 4/15/26 (b)	50,000	49,068
Las Vegas Sands Corp. 3.5% 8/18/26	50,000	48,565
Life Time, Inc. 5.75% 1/15/26 (b)	50,000	50,008
Light & Wonder International, Inc. 7% 5/15/28 (b)	50,000	50,564
MGM Resorts International 4.625% 9/1/26	70,000	69,053
NCL Corp. Ltd. 5.875% 3/15/26 (b)	50,000	49,973
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28(b)	100,000	100,772
7.25% 1/15/30(b)	50,000	52,858
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	50,000	49,644
Station Casinos LLC 6.625% 3/15/32 (b)	25,000	25,502
Viking Cruises Ltd. 9.125% 7/15/31 (b)	50,000	54,853
		1,136,613
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	10,000	10,180
Landsea Homes Corp. 8.875% 4/1/29 (b)	15,000	15,526
Newell Brands, Inc. 5.7% 4/1/26	50,000	49,823
Tempur Sealy International, Inc. 4% 4/15/29 (b)	50,000	46,365
		121,894
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	307,000	314,083
Mattel, Inc. 5.875% 12/15/27 (b)	50,000	50,535
		364,618
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.95% 3/9/28	239,000	241,835
Arko Corp. 5.125% 11/15/29 (b)	20,000	17,764
AutoNation, Inc. 1.95% 8/1/28	540,000	483,518
AutoZone, Inc.:
3.625% 4/15/25	228,000	225,868
6.25% 11/1/28	239,000	254,169
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	15,000	15,260
Hudson Automotive Group 8% 5/15/32 (b)	10,000	10,547
O'Reilly Automotive, Inc. 5.75% 11/20/26	120,000	122,918
Ross Stores, Inc. 0.875% 4/15/26	473,000	445,380
Staples, Inc.:
10.75% 9/1/29(b)	30,000	28,257
12.75% 1/15/30(b)	20,000	15,458
		1,860,974
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	50,000	49,653
Tapestry, Inc. 7% 11/27/26	63,000	64,984
		114,637
TOTAL CONSUMER DISCRETIONARY		9,294,389

CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Constellation Brands, Inc. 3.6% 2/15/28	470,000	455,447
Keurig Dr. Pepper, Inc. 4.597% 5/25/28	450,000	452,033
Molson Coors Beverage Co. 3% 7/15/26	223,000	216,900
		1,124,380
Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc.:
0.95% 2/10/26(b)	297,000	281,607
1.3% 2/10/28(b)	181,000	162,018
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)	100,000	96,607
6.5% 2/15/28(b)	50,000	50,644
Dollar General Corp. 4.625% 11/1/27	432,000	429,097
Dollar Tree, Inc.:
4% 5/15/25	77,000	76,373
4.2% 5/15/28	460,000	451,468
KeHE Distributor / Nextwave 9% 2/15/29 (b)	50,000	52,164
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	186,000	185,478
Performance Food Group, Inc. 5.5% 10/15/27 (b)	50,000	49,715
Sigma Holdco BV 7.875% 5/15/26 (b)	10,000	9,864
Walgreens Boots Alliance, Inc. 8.125% 8/15/29	10,000	10,011
		1,855,046
Food Products - 0.6%
Campbell Soup Co. 5.3% 3/20/26	75,000	75,879
JDE Peet's BV:
0.8% 9/24/24(b)	149,000	148,573
1.375% 1/15/27(b)	344,000	318,577
McCormick & Co., Inc. 0.9% 2/15/26	390,000	369,395
Post Holdings, Inc. 6.375% 3/1/33 (b)	15,000	15,110
		927,534
Household Products - 0.0%
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)	15,000	15,435
10.75% 6/30/32(b)	15,000	14,954
Resideo Funding, Inc. 6.5% 7/15/32 (b)	25,000	25,452
		55,841
Personal Care Products - 0.1%
Coty, Inc. 5% 4/15/26 (b)	100,000	99,541
Tobacco - 1.9%
Altria Group, Inc. 2.35% 5/6/25	128,000	125,738
BAT Capital Corp. 4.7% 4/2/27	440,000	441,353
BAT International Finance PLC:
1.668% 3/25/26	46,000	43,905
3.95% 6/15/25(b)	186,000	184,103
5.931% 2/2/29	590,000	619,054
Imperial Brands Finance PLC:
5.5% 2/1/30(b)	400,000	408,414
6.125% 7/27/27(b)	440,000	455,338
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	278,943
4.875% 2/13/29	200,000	203,341
		2,760,189
TOTAL CONSUMER STAPLES		6,822,531

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	15,000	15,187
Baker Hughes Co. 2.061% 12/15/26	133,000	126,418
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	50,000	51,782
Nabors Industries, Inc. 8.875% 8/15/31 (b)	20,000	20,040
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	50,000	52,779
Star Holding LLC 8.75% 8/1/31 (b)	15,000	14,695
Transocean Aquila Ltd. 8% 9/30/28 (b)	100,000	102,836
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	20,000	20,543
		404,280
Oil, Gas & Consumable Fuels - 5.4%
6297782 LLC 4.911% 9/1/27 (b)	79,000	79,166
Baytex Energy Corp. 7.375% 3/15/32 (b)	20,000	20,714
Buckeye Partners LP:
4.125% 3/1/25(b)	34,000	33,746
4.125% 12/1/27	100,000	95,916
California Resources Corp. 8.25% 6/15/29 (b)	55,000	56,728
Canacol Energy Ltd. 5.75% 11/24/28 (b)	30,000	17,288
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	139,356
Cheniere Energy, Inc. 4.625% 10/15/28	50,000	49,432
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	50,000	50,281
Comstock Resources, Inc. 6.75% 3/1/29 (b)	10,000	9,836
CVR Energy, Inc. 8.5% 1/15/29 (b)	50,000	50,940
DCP Midstream Operating LP 5.625% 7/15/27	440,000	451,427
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	50,000	52,574
Diamondback Energy, Inc. 5.2% 4/18/27	352,000	357,931
EG Global Finance PLC 12% 11/30/28 (b)	100,000	109,082
Enbridge, Inc.:
1.6% 10/4/26	320,000	301,516
2.5% 2/14/25	116,000	114,613
5.3% 4/5/29	136,000	139,781
5.9% 11/15/26	167,000	171,678
Energy Transfer LP:
2.9% 5/15/25	373,000	366,959
5.5% 6/1/27	440,000	448,652
EnLink Midstream Partners LP 4.85% 7/15/26	50,000	49,848
EQM Midstream Partners LP 7.5% 6/1/27 (b)	50,000	51,528
Equinor ASA:
1.75% 1/22/26	83,000	80,027
2.875% 4/6/25	305,000	301,566
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	5,000	5,130
8% 1/15/27	100,000	102,392
Harvest Midstream I LP 7.5% 5/15/32 (b)	30,000	31,538
Hess Corp. 4.3% 4/1/27	480,000	476,716
Hess Midstream Operations LP 5.625% 2/15/26 (b)	50,000	49,863
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	15,000	15,529
Kinder Morgan, Inc. 4.3% 3/1/28	250,000	248,694
Kinetik Holdings LP 6.625% 12/15/28 (b)	50,000	51,519
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	10,000	10,306
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	50,000	49,771
Matador Resources Co. 6.5% 4/15/32 (b)	25,000	25,372
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	10,000	10,086
MPLX LP:
1.75% 3/1/26	159,000	152,015
4.25% 12/1/27	460,000	454,465
New Fortress Energy, Inc.:
6.5% 9/30/26(b)	80,000	69,250
6.75% 9/15/25(b)	20,000	19,503
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	50,000	51,136
Occidental Petroleum Corp.:
5% 8/1/27	233,000	234,933
5.2% 8/1/29	97,000	98,361
Parkland Corp. 6.625% 8/15/32 (b)	40,000	40,419
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	50,000	51,993
Petroleos Mexicanos:
6.49% 1/23/27	420,000	407,456
6.5% 3/13/27	600,000	577,050
Phillips 66 Co.:
1.3% 2/15/26	296,000	282,135
3.85% 4/9/25	77,000	76,343
Range Resources Corp. 4.875% 5/15/25	50,000	49,732
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	50,000	52,661
SM Energy Co. 6.625% 1/15/27	25,000	25,037
Southwestern Energy Co. 5.7% 1/23/25 (c)	50,000	49,901
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)	10,000	10,379
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	50,000	50,072
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	50,000	49,859
The Williams Companies, Inc.:
4.8% 11/15/29	169,000	170,246
5.4% 3/2/26	101,000	101,975
Valero Energy Corp. 2.85% 4/15/25	99,000	97,483
Venture Global LNG, Inc. 7% 1/15/30 (b)	155,000	158,464
Western Midstream Operating LP 6.35% 1/15/29	58,000	61,150
		8,069,519
TOTAL ENERGY		8,473,799

FINANCIALS - 31.7%
Banks - 18.4%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(d)	186,000	175,340
Banco Santander SA:
1.722% 9/14/27(d)	400,000	375,353
5.365% 7/15/28(d)	200,000	203,281
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27(d)	700,000	702,998
1.197% 10/24/26(d)	386,000	370,321
1.319% 6/19/26(d)	454,000	440,598
1.734% 7/22/27(d)	330,000	313,054
2.015% 2/13/26(d)	192,000	189,189
4.271% 7/23/29(d)	250,000	247,340
5.202% 4/25/29(d)	300,000	306,463
5.819% 9/15/29(d)	320,000	334,235
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(d)	242,000	247,695
Bank of Montreal 5.266% 12/11/26	400,000	407,176
Bank of Nova Scotia 5.35% 12/7/26	420,000	428,323
Barclays PLC:
2.279% 11/24/27(d)	340,000	321,782
2.852% 5/7/26(d)	260,000	255,578
4.972% 5/16/29(d)	300,000	300,933
5.69% 3/12/30(d)	200,000	206,189
BNP Paribas SA 1.323% 1/13/27 (b)(d)(e)	333,000	317,004
BPCE SA:
1.652% 10/6/26(b)(d)	198,000	190,621
2.045% 10/19/27(b)(d)	378,000	355,409
6.714% 10/19/29(b)(d)	300,000	317,711
Canadian Imperial Bank of Commerce 5.926% 10/2/26	500,000	514,045
Capital One NA 2.28% 1/28/26 (d)	177,000	174,617
Citibank NA 4.929% 8/6/26	375,000	378,176
Citigroup, Inc.:
1.122% 1/28/27(d)	375,000	356,117
2.014% 1/25/26(d)	350,000	345,200
3.106% 4/8/26(d)	393,000	387,824
3.887% 1/10/28(d)	420,000	413,223
4.075% 4/23/29(d)	340,000	334,407
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(d)	375,000	352,769
Danske Bank A/S:
6.259% 9/22/26(b)(d)	376,000	381,062
6.466% 1/9/26(b)(d)	150,000	150,545
DNB Bank ASA:
1.535% 5/25/27(b)(d)	381,000	361,775
1.605% 3/30/28(b)(d)	469,000	433,921
HSBC Holdings PLC:
4.041% 3/13/28(d)	420,000	412,628
4.292% 9/12/26(d)	420,000	416,831
5.21% 8/11/28(d)	342,000	346,819
6.161% 3/9/29(d)	300,000	313,659
Huntington Bancshares, Inc. 4.443% 8/4/28 (d)	314,000	313,081
Huntington National Bank 5.699% 11/18/25 (d)	148,000	147,969
ING Groep NV:
1.726% 4/1/27(d)	181,000	172,556
5.335% 3/19/30(d)	201,000	205,499
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	357,000	358,197
JPMorgan Chase & Co.:
1.04% 2/4/27(d)	500,000	475,123
1.045% 11/19/26(d)	198,000	189,163
1.47% 9/22/27(d)	265,000	248,929
3.54% 5/1/28(d)	500,000	487,599
4.323% 4/26/28(d)	670,000	666,931
5.04% 1/23/28(d)	500,000	506,007
5.571% 4/22/28(d)	222,000	227,589
6.07% 10/22/27(d)	400,000	413,028
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5954% 5/23/25 (d)(e)	173,000	173,464
Lloyds Banking Group PLC:
2.438% 2/5/26(d)	200,000	197,512
5.871% 3/6/29(d)	320,000	331,503
5.985% 8/7/27(d)	230,000	235,151
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27(d)	300,000	283,144
1.64% 10/13/27(d)	160,000	150,436
5.354% 9/13/28(d)	300,000	306,358
Mizuho Financial Group, Inc.:
1.234% 5/22/27(d)	80,000	75,465
1.554% 7/9/27(d)	100,000	94,401
5.667% 5/27/29(d)	250,000	258,384
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	320,000	329,740
NatWest Group PLC:
3.073% 5/22/28(d)	290,000	278,035
5.847% 3/2/27(d)	415,000	421,008
NatWest Markets PLC 5.416% 5/17/27 (b)	300,000	305,856
PNC Financial Services Group, Inc.:
5.102% 7/23/27(d)	450,000	453,798
5.354% 12/2/28(d)	90,000	92,467
Regions Financial Corp. 2.25% 5/18/25	166,000	162,491
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28(d)	218,000	204,592
3.45% 6/2/25	545,000	537,462
5.807% 9/9/26(d)	250,000	250,984
Societe Generale:
1.488% 12/14/26(b)(d)	168,000	160,041
1.792% 6/9/27(b)(d)	336,000	316,674
2.625% 10/16/24(b)	200,000	199,284
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/26	325,000	304,836
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29(d)	300,000	325,970
1.887% 6/7/29(d)	250,000	225,903
5.9% 10/28/26(d)	390,000	393,909
U.S. Bancorp 4.653% 2/1/29 (d)	500,000	500,561
Wells Fargo & Co.:
2.164% 2/11/26(d)	104,000	102,578
2.406% 10/30/25(d)	316,000	314,341
3.526% 3/24/28(d)	320,000	311,592
4.3% 7/22/27	171,000	170,334
5.707% 4/22/28(d)	800,000	821,687
6.303% 10/23/29(d)	420,000	445,518
Western Alliance Bancorp. 3% 6/15/31 (d)	50,000	45,215
Westpac Banking Corp. 4.11% 7/24/34 (d)	245,000	234,935
		27,507,511
Capital Markets - 5.6%
Ares Capital Corp. 3.25% 7/15/25	250,000	245,755
Athene Global Funding:
1.73% 10/2/26(b)	360,000	338,612
5.339% 1/15/27(b)	250,000	253,005
5.516% 3/25/27(b)	350,000	356,799
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	149,181
Deutsche Bank AG New York Branch:
2.129% 11/24/26(d)	388,000	373,737
2.311% 11/16/27(d)	217,000	204,660
6.72% 1/18/29(d)	300,000	315,835
Goldman Sachs Group, Inc.:
2.64% 2/24/28(d)	1,390,000	1,326,349
3.272% 9/29/25(d)	266,000	265,459
4.223% 5/1/29(d)	500,000	493,097
Intercontinental Exchange, Inc.:
3.625% 9/1/28(b)	400,000	386,694
3.65% 5/23/25	181,000	179,312
4% 9/15/27	282,000	279,251
Morgan Stanley:
2.475% 1/21/28(d)	270,000	256,987
3.591% 7/22/28(d)	440,000	427,709
3.772% 1/24/29(d)	420,000	409,841
5.042% 7/19/30(d)	500,000	508,524
5.164% 4/20/29(d)	727,000	740,691
Nomura Holdings, Inc. 1.653% 7/14/26	100,000	94,319
Nuveen LLC 5.55% 1/15/30 (b)	67,000	69,463
State Street Corp. 2.901% 3/30/26 (d)	16,000	15,786
UBS AG London Branch:
1.25% 6/1/26	100,000	94,534
1.375% 1/13/25(b)	15,000	14,786
UBS Group AG:
1.305% 2/2/27(b)(d)	100,000	94,933
2.593% 9/11/25(b)(d)	220,000	219,856
6.246% 9/22/29(b)(d)	250,000	263,687
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	20,000	20,748
		8,399,610
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	162,000	160,957
1.75% 1/30/26	145,000	138,814
2.45% 10/29/26	151,000	143,916
6.1% 1/15/27	450,000	463,260
Ally Financial, Inc.:
4.75% 6/9/27	530,000	528,098
5.125% 9/30/24	207,000	206,855
6.848% 1/3/30(d)	300,000	317,278
American Express Co. 5.389% 7/28/27 (d)	390,000	396,636
Capital One Financial Corp.:
1.878% 11/2/27(d)	420,000	395,400
4.985% 7/24/26(d)	228,000	227,503
7.149% 10/29/27(d)	325,000	340,650
Capstone Borrower, Inc. 8% 6/15/30 (b)	10,000	10,533
Ford Motor Credit Co. LLC:
2.3% 2/10/25	420,000	413,982
5.85% 5/17/27	500,000	508,500
6.95% 6/10/26	700,000	719,263
Navient Corp. 6.75% 6/15/26	35,000	35,604
OneMain Finance Corp.:
3.5% 1/15/27	65,000	61,618
7.5% 5/15/31	90,000	93,110
PRA Group, Inc. 8.875% 1/31/30 (b)	10,000	10,336
Toyota Motor Credit Corp. 4.55% 8/7/26	249,000	249,959
		5,422,272
Financial Services - 1.8%
Block, Inc. 6.5% 5/15/32 (b)	30,000	31,110
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	73,229
3.65% 4/5/27	105,000	102,806
Corebridge Global Funding:
0.9% 9/22/25(b)	100,000	96,044
4.65% 8/20/27(b)	116,000	116,511
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	40,000	40,170
GGAM Finance Ltd. 7.75% 5/15/26 (b)	100,000	102,609
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	15,000	15,150
Gn Bondco LLC 9.5% 10/15/31 (b)	50,000	50,894
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	150,000	144,563
Jackson Financial, Inc. 5.17% 6/8/27	228,000	231,100
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 2.5% 1/15/27	1,080,000	1,025,403
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	25,000	25,200
Nationwide Building Society 6.557% 10/18/27 (b)(d)	400,000	414,751
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	20,000	20,633
The Western Union Co. 1.35% 3/15/26	280,000	265,351
		2,755,524
Insurance - 2.2%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	15,000	15,439
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	234,197
Equitable Financial Life Global Funding:
1.4% 8/27/27(b)	344,000	314,355
1.7% 11/12/26(b)	451,000	423,709
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	272,000	261,983
Guardian Life Global Funding 1.4% 7/6/27 (b)	438,000	403,908
Jackson National Life Global Funding 5.55% 7/2/27 (b)	219,000	223,705
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	5,000	5,434
New York Life Global Funding 5.45% 9/18/26 (b)	550,000	561,515
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	25,000	26,040
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	116,802
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	155,289
RGA Global Funding:
2% 11/30/26(b)	273,000	257,446
5.448% 5/24/29(b)	193,000	199,062
Willis Group North America, Inc. 4.65% 6/15/27	100,000	100,164
		3,299,048
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)	10,000	9,952
Starwood Property Trust, Inc. 4.75% 3/15/25	100,000	99,344
		109,296
TOTAL FINANCIALS		47,493,261

HEALTH CARE - 4.1%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	501,536
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	192,718
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	30,000	30,925
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	15,000	15,688
		239,331
Health Care Providers & Services - 1.9%
Centene Corp. 2.45% 7/15/28	170,000	155,541
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	200,000	193,549
Cigna Group 3.4% 3/1/27	400,000	389,890
CVS Health Corp.:
4.3% 3/25/28	460,000	454,459
5% 2/20/26	350,000	351,012
HCA Holdings, Inc.:
3.125% 3/15/27	300,000	289,389
5.875% 2/15/26	50,000	50,411
Humana, Inc. 5.75% 12/1/28	500,000	522,349
ICON Investments Six Designated Activity 5.809% 5/8/27	318,000	326,170
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	20,000	21,006
Tenet Healthcare Corp. 5.125% 11/1/27	150,000	148,695
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	5,000	5,115
		2,907,586
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	100,000	99,277
Life Sciences Tools & Services - 0.1%
Revvity, Inc. 0.85% 9/15/24	170,000	169,691
Pharmaceuticals - 1.5%
1375209 BC Ltd. 9% 1/30/28 (b)	50,000	48,592
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)	115,000	110,701
11% 9/30/28(b)	50,000	45,750
Bayer U.S. Finance II LLC:
4.25% 12/15/25(b)	180,000	177,928
4.375% 12/15/28(b)	470,000	459,844
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	299,237
Haleon UK Capital PLC 3.125% 3/24/25	160,000	158,232
Jazz Securities DAC 4.375% 1/15/29 (b)	35,000	33,308
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	50,000	47,801
Viatris, Inc.:
1.65% 6/22/25	353,000	342,896
2.3% 6/22/27	620,000	579,559
		2,303,848
TOTAL HEALTH CARE		6,221,269

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.8%
BAE Systems PLC:
5% 3/26/27(b)	200,000	202,169
5.125% 3/26/29(b)	200,000	204,153
Bombardier, Inc. 7% 6/1/32 (b)	30,000	31,230
L3Harris Technologies, Inc. 5.4% 1/15/27	550,000	561,460
Rolls-Royce PLC 5.75% 10/15/27 (b)	50,000	51,265
RTX Corp. 5.75% 1/15/29	85,000	89,271
The Boeing Co.:
3.2% 3/1/29	540,000	497,946
4.875% 5/1/25	156,000	155,352
5.04% 5/1/27	440,000	440,583
6.259% 5/1/27(b)	29,000	29,835
TransDigm, Inc.:
5.5% 11/15/27	250,000	247,813
6.375% 3/1/29(b)	200,000	206,112
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	35,000	32,849
		2,750,038
Building Products - 0.0%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	50,000	53,194
Commercial Services & Supplies - 0.6%
APX Group, Inc. 6.75% 2/15/27 (b)	100,000	100,187
Artera Services LLC 8.5% 2/15/31 (b)	50,000	50,057
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	50,000	54,479
CoreCivic, Inc. 8.25% 4/15/29	15,000	15,824
Garda World Security Corp. 8.25% 8/1/32 (b)	15,000	15,245
GFL Environmental, Inc. 4% 8/1/28 (b)	105,000	100,091
Madison IAQ LLC 4.125% 6/30/28 (b)	50,000	47,575
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	50,000	49,938
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	50,000	50,094
Republic Services, Inc. 0.875% 11/15/25	361,000	345,205
The GEO Group, Inc.:
8.625% 4/15/29	15,000	15,561
10.25% 4/15/31	30,000	31,694
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	15,000	15,487
		891,437
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27	50,000	50,047
Arcosa, Inc. 6.875% 8/15/32 (b)	10,000	10,424
		60,471
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	146,273
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	25,000	25,552
Uber Technologies, Inc. 7.5% 9/15/27 (b)	50,000	50,998
XPO, Inc. 6.25% 6/1/28 (b)	50,000	51,011
		273,834
Machinery - 0.8%
Daimler Trucks Finance North America LLC:
2% 12/14/26(b)	350,000	330,929
5.125% 9/25/27(b)	150,000	152,477
ESAB Corp. 6.25% 4/15/29 (b)	25,000	25,682
Ingersoll Rand, Inc.:
5.176% 6/15/29	300,000	307,752
5.197% 6/15/27	300,000	305,258
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	100,000	98,446
		1,220,544
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	50,000	47,625
Passenger Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	206,602	194,915
American Airlines, Inc. 7.25% 2/15/28 (b)	50,000	50,311
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	87,500	87,047
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	304,340
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	147,011	139,044
United Airlines, Inc. 4.375% 4/15/26 (b)	100,000	97,587
		873,244
Professional Services - 0.1%
CoreLogic, Inc. 4.5% 5/1/28 (b)	50,000	46,791
TriNet Group, Inc. 7.125% 8/15/31 (b)	50,000	51,855
		98,646
Trading Companies & Distributors - 0.3%
Air Lease Corp. 2.2% 1/15/27	270,000	255,277
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	50,000	53,659
United Rentals North America, Inc.:
3.875% 11/15/27	50,000	48,256
6.125% 3/15/34(b)	40,000	40,859
		398,051
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)	95,000	93,762
5.5% 1/15/26(b)	202,000	202,252
		296,014
TOTAL INDUSTRIALS		6,963,098

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 5.25% 8/1/26	50,000	41,794
ViaSat, Inc. 5.625% 9/15/25 (b)	50,000	49,502
		91,296
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. 5.05% 4/5/29	82,000	84,280
CPI CG, Inc. 10% 7/15/29 (b)	10,000	10,517
Dell International LLC/EMC Corp. 5.25% 2/1/28	366,000	375,232
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	10,000	10,351
Lightning Power LLC 7.25% 8/15/32 (b)	15,000	15,499
Sensata Technologies, Inc. 6.625% 7/15/32 (b)	200,000	206,943
		702,822
IT Services - 0.2%
Acuris Finance U.S.:
5% 5/1/28(b)	100,000	89,517
9% 8/1/29(b)	15,000	15,000
Amentum Escrow Corp. 7.25% 8/1/32 (b)	20,000	20,912
Camelot Finance SA 4.5% 11/1/26 (b)	50,000	48,890
CDW LLC/CDW Finance Corp. 5.1% 3/1/30	130,000	130,601
		304,920
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.:
1.95% 2/15/28(b)	310,000	284,980
5.05% 7/12/27	500,000	507,656
5.05% 7/12/29	246,000	250,799
Entegris, Inc. 4.75% 4/15/29 (b)	90,000	88,318
Micron Technology, Inc. 4.185% 2/15/27	116,000	114,845
		1,246,598
Software - 1.1%
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	50,000	51,625
McAfee Corp. 7.375% 2/15/30 (b)	15,000	14,389
Open Text Corp. 3.875% 2/15/28 (b)	100,000	94,812
Oracle Corp.:
1.65% 3/25/26	230,000	219,597
4.5% 5/6/28	450,000	452,254
Roper Technologies, Inc.:
2.35% 9/15/24	180,000	179,752
4.5% 10/15/29	114,000	113,795
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	150,000	149,845
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	50,000	45,706
VMware, Inc. 1.4% 8/15/26	325,000	305,707
		1,627,482
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	55,000	54,503
TOTAL INFORMATION TECHNOLOGY		4,027,621

MATERIALS - 2.2%
Chemicals - 1.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	50,000	52,951
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	425,166
LSB Industries, Inc. 6.25% 10/15/28 (b)	15,000	14,700
LYB International Finance III LLC 1.25% 10/1/25	204,000	196,271
Methanex Corp. 5.125% 10/15/27	50,000	49,216
NOVA Chemicals Corp.:
5% 5/1/25(b)	100,000	99,396
5.25% 6/1/27(b)	50,000	49,357
Nutrien Ltd. 4.9% 3/27/28	600,000	608,068
Olympus Water U.S. Holding Corp. 7.25% 6/15/31 (b)	30,000	31,008
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	65,000	62,203
SPCM SA 3.125% 3/15/27 (b)	50,000	46,711
The Chemours Co. LLC 5.375% 5/15/27	100,000	97,167
The Mosaic Co. 5.375% 11/15/28	500,000	513,367
Tronox, Inc. 4.625% 3/15/29 (b)	50,000	45,566
		2,291,147
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	20,000	20,257
VM Consolidated, Inc. 5.5% 4/15/29 (b)	50,000	48,661
		68,918
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	65,000	56,059
Berry Global, Inc. 4.875% 7/15/26 (b)	24,000	23,747
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	30,000	30,673
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	50,000	51,697
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	50,000	50,594
Sealed Air Corp. 5% 4/15/29 (b)	150,000	147,122
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	50,000	49,935
		409,827
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	5,000	5,258
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	35,000	35,149
Glencore Funding LLC 5.338% 4/4/27 (b)	350,000	355,942
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	50,000	49,309
Mineral Resources Ltd. 9.25% 10/1/28 (b)	70,000	73,951
Novelis Corp. 3.25% 11/15/26 (b)	50,000	48,122
		567,731
TOTAL MATERIALS		3,337,623

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp. 1.3% 9/15/25	129,000	124,136
Boston Properties, Inc. 3.2% 1/15/25	295,000	292,268
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	162,081
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	88,000	87,785
Crown Castle, Inc.:
1.35% 7/15/25	27,000	26,183
5% 1/11/28	450,000	454,059
Healthcare Realty Holdings LP 3.5% 8/1/26	450,000	439,655
Iron Mountain, Inc. 4.875% 9/15/27 (b)	50,000	49,093
Kite Realty Group Trust 4% 3/15/25	150,000	148,470
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	100,000	94,065
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	10,000	10,250
Realty Income Corp.:
2.1% 3/15/28	359,000	330,656
2.2% 6/15/28	24,000	22,085
SBA Communications Corp. 3.875% 2/15/27	100,000	96,739
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	55,000	42,107
Ventas Realty LP:
2.65% 1/15/25	199,000	196,795
3% 1/15/30	426,000	389,867
Vornado Realty LP 2.15% 6/1/26	80,000	75,682
		3,041,976
UTILITIES - 4.8%
Electric Utilities - 2.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	230,000	225,311
Duke Energy Corp. 4.3% 3/15/28	755,000	750,700
Edison International 5.45% 6/15/29	301,000	309,499
ENEL Finance International NV 5.125% 6/26/29 (b)	360,000	365,432
Eversource Energy 5.45% 3/1/28	360,000	369,067
Exelon Corp. 2.75% 3/15/27	54,000	51,869
FirstEnergy Corp.:
1.6% 1/15/26	29,000	27,742
2.05% 3/1/25	138,000	135,512
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	189,000	189,680
Georgia Power Co. 4.65% 5/16/28	264,000	266,688
NextEra Energy Partners LP 7.25% 1/15/29 (b)	50,000	52,348
PG&E Corp. 5% 7/1/28	50,000	48,972
Southern Co. 5.5% 3/15/29	226,000	235,257
Vistra Operations Co. LLC:
5% 7/31/27(b)	320,000	316,735
7.75% 10/15/31(b)	50,000	53,201
		3,398,013
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	440,000	449,478
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp. 5.125% 3/15/28 (b)	50,000	48,790
Sunnova Energy Corp. 5.875% 9/1/26 (b)	50,000	46,973
The AES Corp.:
3.3% 7/15/25(b)	96,000	94,114
5.45% 6/1/28	360,000	366,658
		556,535
Multi-Utilities - 1.8%
Dominion Energy, Inc. 1.45% 4/15/26	390,000	370,441
DTE Energy Co.:
4.22% 11/1/24	140,000	139,684
4.875% 6/1/28	450,000	454,972
4.95% 7/1/27	105,000	106,139
NiSource, Inc.:
0.95% 8/15/25	274,000	263,811
2.95% 9/1/29	477,000	441,896
5.25% 3/30/28	440,000	449,817
Sempra:
3.3% 4/1/25	181,000	178,794
3.4% 2/1/28	196,000	188,834
WEC Energy Group, Inc. 5% 9/27/25	188,000	188,458
		2,782,846
TOTAL UTILITIES		7,186,872

TOTAL NONCONVERTIBLE BONDS		108,076,898
TOTAL CORPORATE BONDS (Cost $108,171,711)		108,149,380

U.S. Treasury Obligations - 6.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.5% 5/15/27 (f)	7,308,000	7,431,884
4.625% 4/30/29	2,136,300	2,216,077
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,488,325)		9,647,961

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $207,259)	194,657	193,405

Asset-Backed Securities - 10.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	128,419	122,487
Series 2021-1A Class A, 2.95% 11/16/41 (b)	161,965	150,586
Series 2021-2A Class A, 2.798% 1/15/47 (b)	314,961	285,495
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4558% 1/17/32 (b)(d)(e)	483,095	483,585
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(d)(e)	250,000	250,049
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	275,300	277,658
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/33 (b)	100,000	102,257
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	375,503	341,921
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	75,000	76,643
Cascade Funding Mortgage Trust Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(d)	10,652	10,498
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	167,300	160,730
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(d)(e)	250,000	250,046
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(d)(e)	798,000	798,804
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(d)(e)	83,281	83,308
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	42,236	41,442
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	536,000	553,449
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	78,665	79,805
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	93,014	93,929
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	72,000	72,879
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	209,000	212,069
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	972,500	911,261
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	193,000	195,899
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	19,000	19,393
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	117,000	117,291
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	50,000	51,205
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (b)	206,000	208,686
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	114,876	117,016
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/29 (b)	51,989	51,726
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)	171,884	168,721
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(d)(e)	359,000	360,288
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(d)(e)	250,000	250,199
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class B, 5.48% 4/15/29 (b)	192,000	195,492
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	425,000	430,710
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	360,000	366,650
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	100,000	101,971
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(d)(e)	311,000	311,194
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	80,819	81,102
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	100,000	101,282
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(d)(e)	364,000	364,182
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/32 (b)(d)(e)	1,070,000	1,070,983
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	113,000	114,409
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(d)(e)	250,000	250,059
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3514% 4/15/30 (b)(d)(e)	296,132	296,172
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	250,000	254,787
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	168,000	169,912
Prpm 2021-5, LLC Series 2021-5 Class A1, 4.793% 6/25/26 (b)(d)	459,939	453,631
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(d)(e)	250,000	250,012
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	135,604
1.884% 7/15/50 (b)	86,000	82,302
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,284,162	1,161,850
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	10,569	10,569
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(d)(e)	791,000	791,740
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.493% 7/15/30 (b)(d)(e)	493,429	493,904
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	184,000	187,162
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	169,841	171,395
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	10,383	10,360
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	153,312	152,926
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(d)	273,148	270,345
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(d)(e)	250,000	250,000
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	357,660	360,112
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	100,000	100,425
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/29	194,000	194,043
TOTAL ASSET-BACKED SECURITIES (Cost $16,279,074)		16,084,610

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.6%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	362,460	321,511
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	21,480	21,262
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(d)	100,000	98,090
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(d)	89,178	85,283
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	538,665	539,625
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	187,153	168,906
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(d)	427,310	424,530
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	47,868	44,841
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (b)	144,079	140,008
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(d)	350,328	343,970
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	58,453	53,124
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(d)	79,340	71,935
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	39,295	38,848
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	2,764	2,757
TOTAL PRIVATE SPONSOR		2,354,690
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	29,936	27,961
Series 2019-33 Class N, 3% 3/25/48	230,617	218,535
Series 2019-59 Class AB, 2.5% 10/25/39	79,606	73,134
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	112,432	105,252
TOTAL U.S. GOVERNMENT AGENCY		424,882
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,904,046)		2,779,572

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(d)(e)	174,000	171,528
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	128,340
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	101,683	100,540
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	417,687	410,291
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	40,996	40,417
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(d)(e)	352,000	342,303
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(d)(e)	100,000	99,594
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(d)(e)	566,000	566,708
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(d)(e)	323,000	319,871
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(d)(e)	216,285	213,987
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(d)(e)	337,101	333,940
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(d)	160,813	160,511
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(d)(e)	299,455	296,554
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(d)(e)	129,554	129,716
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(d)(e)	193,859	193,008
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	466,116
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	316,826
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	33,077	32,643
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	540,355
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	54,100	51,561
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(d)(e)	442,485	436,677
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(d)	406,000	413,455
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(d)(e)	190,000	187,154
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(d)(e)	47,002	44,188
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(d)(e)	230,802	226,561
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	104,141
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	289,208
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(d)(e)	91,656	92,458
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(d)(e)	286,102	282,615
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(d)(e)	400,000	400,066
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	85,501	84,599
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	61,027	60,522
Series 2017-RC1 Class ASB, 3.453% 1/15/60	110,040	108,391
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,896,737)		7,644,844

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,372)	200,000	181,500

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (d)(e)(g)	5,000	4,990
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 1/31/29 (d)(e)(g)	159,186	154,211
TOTAL COMMUNICATION SERVICES		159,201
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(e)(g)	9,974	9,575
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8905% 6/3/28 (d)(e)(g)	54,717	52,073
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (d)(e)(g)	109,437	109,391
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(g)	54,717	46,318
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (d)(e)(g)	60,000	59,700
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(g)	35,000	31,815
		91,515
Leisure Products - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8612% 5/28/28 (d)(e)(g)	54,718	54,718
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (d)(e)(g)	54,718	39,514
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (d)(e)(g)	54,859	53,182
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 4/16/28 (d)(e)(g)	54,718	54,786
		147,482
TOTAL CONSUMER DISCRETIONARY		511,072
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.4426% 8/2/28 (d)(e)(g)	25,674	24,390
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6919% 8/2/28 (d)(e)(g)	54,722	32,833
Dm Escrow Corp. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.5% 9/3/24 (d)(e)(g)	3,065	2,912
		60,135
FINANCIALS - 0.2%
Capital Markets - 0.1%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (d)(e)(g)	54,719	54,787
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (d)(e)(g)	25,000	24,755
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 11/6/30 (d)(e)(g)	54,862	55,009
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3467% 8/19/28 (d)(e)(g)	54,722	54,164
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 11/23/29 (d)(e)(g)	54,725	54,705
		163,878
TOTAL FINANCIALS		243,420
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/23/28 (d)(e)(g)	106,533	106,742
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (d)(e)(g)	55,000	55,092
		161,834
Health Care Providers & Services - 0.1%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 4/7/31 (d)(e)(g)	54,856	54,925
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (d)(e)(g)	54,721	54,252
TOTAL HEALTH CARE		271,011
INDUSTRIALS - 0.2%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(g)	19,808	14,868
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (d)(e)(g)	54,722	54,243
		69,111
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/21/28 (d)(e)(g)	54,721	54,846
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0967% 5/14/28 (d)(e)(g)	109,437	108,745
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (d)(e)(g)	5,000	5,011
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6112% 6/28/28 (d)(e)(g)	54,719	52,531
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (d)(e)(g)	54,723	52,295
		273,428
TOTAL INDUSTRIALS		342,539
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 12/10/28 (d)(e)(g)	54,719	54,591
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3346% 3/29/29 (d)(e)(g)	119,700	119,585
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(g)(h)	30,000	29,706
		203,882
MATERIALS - 0.3%
Chemicals - 0.3%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(g)	39,897	31,439
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (d)(e)(g)	54,720	54,614
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (d)(e)(g)	54,719	54,138
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (d)(e)(g)	54,863	50,839
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(e)(g)	54,725	54,667
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(g)	54,581	54,260
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8474% 6/23/31 (d)(e)(g)	50,745	50,865
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4967% 9/22/28 (d)(e)(g)	54,719	54,829
		405,651
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.4217% 4/13/29 (d)(e)(g)	95,829	95,639
TOTAL MATERIALS		501,290
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (d)(e)(g)	55,000	55,032
TOTAL BANK LOAN OBLIGATIONS (Cost $2,375,360)		2,347,582

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (d) (Cost $185,000)	185,000	184,505

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.1%
Banks - 0.0%
Citigroup, Inc. 7.125% (d)(i)	30,000	31,250
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (d)(i)	60,000	50,083
TOTAL PREFERRED SECURITIES (Cost $77,513)		81,333

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j) (Cost $1,106,746)	1,106,525	1,106,746

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $148,891,143)	148,401,438
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,443,876
NET ASSETS - 100.0%	149,845,314

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	18	Dec 2024	3,735,844	(4,953)	(4,953)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	161	Dec 2024	17,613,148	(69,397)	(69,397)

TOTAL FUTURES CONTRACTS					(74,350)
The notional amount of futures purchased as a percentage of Net Assets is 14.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $20,254,555.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,558,318 or 36.4% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $288,410.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	The coupon rate will be determined upon settlement of the loan after period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,892,593	58,735,194	60,520,987	110,000	(54)	-	1,106,746	0.0%
Total	2,892,593	58,735,194	60,520,987	110,000	(54)	-	1,106,746

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	108,149,380	-	108,149,380	-

U.S. Government and Government Agency Obligations	9,647,961	-	9,647,961	-

U.S. Government Agency - Mortgage Securities	193,405	-	193,405	-

Asset-Backed Securities	16,084,610	-	16,084,610	-

Collateralized Mortgage Obligations	2,779,572	-	2,779,572	-

Commercial Mortgage Securities	7,644,844	-	7,644,844	-

Foreign Government and Government Agency Obligations	181,500	-	181,500	-

Bank Loan Obligations	2,347,582	-	2,347,582	-

Bank Notes	184,505	-	184,505	-

Preferred Securities	81,333	-	81,333	-

Money Market Funds	1,106,746	1,106,746	-	-
Total Investments in Securities:	148,401,438	1,106,746	147,294,692	-
Derivative Instruments: Liabilities
Futures Contracts	(74,350)	(74,350)	-	-
Total Liabilities	(74,350)	(74,350)	-	-
Total Derivative Instruments:	(74,350)	(74,350)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(74,350)
Total Interest Rate Risk	0	(74,350)
Total Value of Derivatives	0	(74,350)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Limited Term Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $147,784,397)	$147,294,692
Fidelity Central Funds (cost $1,106,746)	1,106,746

Total Investment in Securities (cost $148,891,143)		$148,401,438
Cash		16,692
Receivable for investments sold		770,657
Interest receivable		1,530,505
Distributions receivable from Fidelity Central Funds		6,808
Other receivables		2
Total assets		150,726,102
Liabilities
Payable for investments purchased	$296,573
Distributions payable	519,000
Accrued management fee	30,813
Payable for daily variation margin on futures contracts	34,402
Total liabilities		880,788
Net Assets		$149,845,314
Net Assets consist of:
Paid in capital		$158,029,872
Total accumulated earnings (loss)		(8,184,558)
Net Assets		$149,845,314
Net Asset Value, offering price and redemption price per share ($149,845,314 ÷ 3,000,000 shares)		$49.95
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$1,410
Interest		6,175,867
Income from Fidelity Central Funds		110,000
Total income		6,287,277
Expenses
Management fee	$383,186
Independent trustees' fees and expenses	483
Total expenses before reductions	383,669
Expense reductions	(2,167)
Total expenses after reductions		381,502
Net Investment income (loss)		5,905,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,119,260)
Redemptions in-kind	(524,711)
Fidelity Central Funds	(54)
Futures contracts	386,926
Total net realized gain (loss)		(1,257,099)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,094,264
Futures contracts	(187,939)
Total change in net unrealized appreciation (depreciation)		6,906,325
Net gain (loss)		5,649,226
Net increase (decrease) in net assets resulting from operations		$11,555,001
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,905,775	$6,098,797
Net realized gain (loss)	(1,257,099)	(8,143,543)
Change in net unrealized appreciation (depreciation)	6,906,325	7,912,100
Net increase (decrease) in net assets resulting from operations	11,555,001	5,867,354
Distributions to shareholders	(5,946,050)	(6,097,800)

Share transactions
Proceeds from sales of shares	4,973,559	102,725,889
Cost of shares redeemed	(36,469,557)	(167,087,505)

Net increase (decrease) in net assets resulting from share transactions	(31,495,998)	(64,361,616)
Total increase (decrease) in net assets	(25,887,047)	(64,592,062)

Net Assets
Beginning of period	175,732,361	240,324,423
End of period	$149,845,314	$175,732,361

Other Information
Shares
Sold	100,000	2,150,000
Redeemed	(750,000)	(3,450,000)
Net increase (decrease)	(650,000)	(1,300,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$48.15	$48.55	$52.44	$52.52	$51.07
Income from Investment Operations
Net investment income (loss) A,B	1.881	1.315	.539	.470	1.039
Net realized and unrealized gain (loss)	1.831	(.351)	(3.868)	(.044)	1.495
Total from investment operations	3.712	.964	(3.329)	.426	2.534
Distributions from net investment income	(1.912)	(1.364)	(.561)	(.486) C	(1.084)
Distributions from net realized gain	-	-	-	(.020) C	-
Total distributions	(1.912)	(1.364)	(.561)	(.506)	(1.084)
Net asset value, end of period	$49.95	$48.15	$48.55	$52.44	$52.52
Total Return D,E	7.88%	2.02%	(6.38)%	.83%	5.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.32%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.25%	.32%	.36%	.36%	.36%
Expenses net of all reductions	.25%	.32%	.36%	.36%	.36%
Net investment income (loss)	3.85%	2.73%	1.07%	.90%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$149,845	$175,732	$240,324	$283,197	$181,184
Portfolio turnover rate H,I	60%	59%	38%	75%	102%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Low Duration Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 55.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
AT&T, Inc. 5.539% 2/20/26	30,000	30,006
Verizon Communications, Inc. 3.5% 11/1/24	25,000	24,918
		54,924
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	1,184,000	1,180,095
COX Communications, Inc. 3.85% 2/1/25 (b)	800,000	794,508
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,000,000	990,486
3.788% 3/15/25	30,000	29,725
		2,994,814
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25	30,000	29,643
Sprint Corp. 7.625% 2/15/25	775,000	777,692
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,180,000	1,167,355
		1,974,690
TOTAL COMMUNICATION SERVICES		5,024,428
CONSUMER DISCRETIONARY - 5.6%
Automobiles - 4.9%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1505% 10/3/25 (c)(d)	1,100,000	1,104,829
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 6/13/25 (c)(d)	1,100,000	1,100,579
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0678% 1/9/26 (c)(d)	1,100,000	1,102,444
1.5% 1/13/25	25,000	24,674
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9595% 8/11/25 (b)(c)(d)	1,100,000	1,101,284
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 6.1387% 8/13/26 (b)(c)(d)	1,100,000	1,105,951
3.25% 4/1/25 (b)	30,000	29,705
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (c)(d)	25,000	25,008
1.2% 10/15/24	750,000	746,136
3.5% 11/7/24	1,100,000	1,095,584
3.8% 4/7/25	1,020,000	1,011,003
4% 1/15/25	270,000	268,549
4.35% 4/9/25	750,000	746,036
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6643% 11/3/25 (b)(c)(d)	30,000	30,195
2.65% 2/10/25 (b)	1,200,000	1,185,961
5.45% 6/24/26 (b)	661,000	669,041
5.8% 6/26/25 (b)	1,100,000	1,106,216
5.875% 4/7/25 (b)	25,000	25,069
Mercedes-Benz Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9778% 7/31/26 (b)(c)(d)	1,500,000	1,502,271
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1936% 3/20/26 (b)(c)(d)	1,500,000	1,500,428
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.395% 8/14/26 (b)(c)(d)	1,091,000	1,096,568
2.85% 9/26/24 (b)	1,100,000	1,098,171
3.35% 5/13/25 (b)	800,000	790,504
		18,466,206
Specialty Retail - 0.4%
AutoZone, Inc. 3.625% 4/15/25	630,000	624,108
Lowe's Companies, Inc. 3.125% 9/15/24	25,000	24,975
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (c)(d)	860,000	860,875
		1,509,958
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 7.05% 11/27/25	1,030,000	1,049,093
TOTAL CONSUMER DISCRETIONARY		21,025,257
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Constellation Brands, Inc. 4.75% 11/15/24	30,000	29,936
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp. 4.25% 9/20/24	1,125,000	1,124,124
Dollar Tree, Inc. 4% 5/15/25	1,180,000	1,170,396
		2,294,520
Food Products - 0.2%
Campbell Soup Co.:
3.95% 3/15/25	750,000	745,118
5.3% 3/20/26	3,000	3,035
		748,153
Tobacco - 0.6%
Altria Group, Inc. 2.35% 5/6/25	1,000,000	982,324
BAT Capital Corp. 2.789% 9/6/24	25,000	24,994
BAT International Finance PLC 3.95% 6/15/25 (b)	25,000	24,745
Philip Morris International, Inc. 5.125% 11/15/24	30,000	29,975
Reynolds American, Inc. 4.45% 6/12/25	1,080,000	1,074,400
		2,136,438
TOTAL CONSUMER STAPLES		5,209,047
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	800,000	779,616
3.9% 2/1/25	1,875,000	1,863,755
Columbia Pipeline Group, Inc. 4.5% 6/1/25	1,176,000	1,169,371
DCP Midstream Operating LP 5.375% 7/15/25	1,000,000	999,646
Enbridge, Inc.:
2.5% 1/15/25	800,000	791,603
2.5% 2/14/25	817,000	807,229
Energy Transfer LP:
2.9% 5/15/25	1,450,000	1,426,515
4.05% 3/15/25	500,000	496,600
5.625% 5/1/27 (b)	30,000	30,072
Enterprise Products Operating LP 3.75% 2/15/25	25,000	24,848
MPLX LP:
4% 2/15/25	1,350,000	1,341,315
4.875% 12/1/24	375,000	374,396
4.875% 6/1/25	1,000,000	998,070
Phillips 66 Co. 3.85% 4/9/25	1,175,000	1,164,968
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	250,000	249,133
Spectra Energy Partners LP 3.5% 3/15/25	25,000	24,764
The Williams Companies, Inc. 3.9% 1/15/25	775,000	770,793
Western Midstream Operating LP 3.1% 2/1/25	1,100,000	1,086,863
		14,399,557
FINANCIALS - 34.0%
Banks - 21.9%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.1437% 9/18/27 (b)(c)(d)	1,100,000	1,116,945
Banco Santander SA 2.746% 5/28/25	750,000	737,054
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.6904% 4/2/26 (c)(d)	30,000	30,179
0.981% 9/25/25 (c)	30,000	29,910
1.197% 10/24/26 (c)	750,000	719,536
1.319% 6/19/26 (c)	1,000,000	970,481
1.53% 12/6/25 (c)	1,000,000	989,686
2.456% 10/22/25 (c)	1,000,000	995,713
3.366% 1/23/26 (c)	1,030,000	1,021,542
3.384% 4/2/26 (c)	2,000,000	1,978,121
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4261% 6/7/25 (c)(d)	1,125,000	1,130,689
1.5% 1/10/25	425,000	419,361
1.85% 5/1/25	1,275,000	1,249,662
3.7% 6/7/25	750,000	743,171
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.9133% 3/2/26 (c)(d)	30,000	29,988
1.45% 1/10/25	1,000,000	986,958
2.2% 2/3/25	1,500,000	1,481,280
3.45% 4/11/25	750,000	743,072
Barclays PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.2441% 9/13/27 (c)(d)	1,100,000	1,117,945
2.852% 5/7/26 (c)	1,200,000	1,179,591
4.375% 1/12/26	1,200,000	1,192,906
5.829% 5/9/27 (c)	750,000	760,561
BNP Paribas SA:
2.219% 6/9/26 (b)(c)	1,050,000	1,025,736
3.375% 1/9/25 (b)	550,000	545,921
BPCE SA 2.375% 1/14/25 (b)	1,800,000	1,779,820
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2984% 4/7/25 (c)(d)	30,000	30,095
2.25% 1/28/25	780,000	770,925
3.3% 4/7/25	1,000,000	989,109
5.144% 4/28/25	30,000	30,026
Citibank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0513% 8/6/26 (c)(d)	750,000	751,103
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0334% 10/30/24 (c)(d)	1,500,000	1,500,795
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.045% 1/25/26 (c)(d)	25,000	25,020
1.281% 11/3/25 (c)	1,000,000	992,654
3.106% 4/8/26 (c)	1,750,000	1,726,953
3.29% 3/17/26 (c)	1,000,000	989,682
Cooperatieve Rabobank UA 1.339% 6/24/26 (b)(c)	1,200,000	1,163,596
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	1,000,000	1,000,058
Credit Agricole SA 1.907% 6/16/26 (b)(c)	350,000	341,123
Danske Bank A/S:
3.244% 12/20/25 (b)(c)	1,000,000	993,264
6.466% 1/9/26 (b)(c)	900,000	903,268
DNB Bank ASA 1.127% 9/16/26 (b)(c)	600,000	576,733
Fifth Third Bancorp 2.375% 1/28/25	300,000	296,465
HSBC Holdings PLC:
1.645% 4/18/26 (c)	1,000,000	977,123
2.099% 6/4/26 (c)	1,200,000	1,171,811
2.633% 11/7/25 (c)	1,450,000	1,442,414
2.999% 3/10/26 (c)	763,000	753,881
Huntington Bancshares, Inc. 4% 5/15/25	1,000,000	991,555
Huntington National Bank 5.699% 11/18/25 (c)	500,000	499,897
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9254% 9/11/27 (c)(d)	1,100,000	1,114,929
1.4% 7/1/26 (b)(c)	1,200,000	1,164,165
3.869% 3/28/26 (c)	1,000,000	992,523
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	250,000	249,650
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2563% 2/24/26 (c)(d)	25,000	25,046
1.561% 12/10/25 (c)	780,000	771,633
2.005% 3/13/26 (c)	1,000,000	982,751
2.083% 4/22/26 (c)	1,500,000	1,471,481
2.301% 10/15/25 (c)	1,130,000	1,125,508
2.595% 2/24/26 (c)	1,000,000	987,340
5.546% 12/15/25 (c)	1,000,000	1,000,189
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5954% 5/23/25 (c)(d)	1,100,000	1,102,950
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.9038% 8/7/27 (c)(d)	1,100,000	1,113,912
2.438% 2/5/26 (c)	1,350,000	1,333,208
3.511% 3/18/26 (c)	1,550,000	1,535,653
4.45% 5/8/25	1,650,000	1,643,793
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	1,000,000	970,577
2.193% 2/25/25	750,000	739,989
3.777% 3/2/25	422,000	419,394
3.837% 4/17/26 (c)	800,000	793,225
5.063% 9/12/25 (c)	1,100,000	1,099,704
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (c)	1,000,000	979,423
2.555% 9/13/25 (c)	1,100,000	1,099,134
PNC Bank NA 3.25% 6/1/25	650,000	641,746
PNC Financial Services Group, Inc.:
5.102% 7/23/27 (c)	1,200,000	1,210,127
5.671% 10/28/25 (c)	1,530,000	1,530,180
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.92% 4/27/26 (c)(d)	1,100,000	1,098,988
1.15% 6/10/25	30,000	29,167
4.95% 4/25/25	30,000	30,003
5.069% 7/23/27 (c)	1,500,000	1,517,064
Santander Holdings U.S.A., Inc.:
3.45% 6/2/25	1,200,000	1,183,403
4.5% 7/17/25	950,000	943,549
Societe Generale:
2.226% 1/21/26 (b)(c)	1,000,000	987,300
2.625% 10/16/24 (b)	550,000	548,032
2.625% 1/22/25 (b)	750,000	741,516
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3865% 6/6/25 (c)(d)	25,000	25,123
1.45% 1/10/25	30,000	29,602
3.766% 6/6/25	30,000	29,757
Truist Financial Corp.:
4% 5/1/25	750,000	744,354
4.26% 7/28/26 (c)	25,000	24,774
U.S. Bancorp:
1.45% 5/12/25	30,000	29,317
5.727% 10/21/26 (c)	20,000	20,203
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,200,000	1,183,587
2.188% 4/30/26 (c)	1,150,000	1,127,199
2.406% 10/30/25 (c)	1,000,000	994,750
3% 2/19/25	30,000	29,717
3.908% 4/25/26 (c)	1,430,000	1,417,656
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0667% 1/15/26 (c)(d)	1,100,000	1,102,237
		81,828,906
Capital Markets - 6.4%
Athene Global Funding:
1.716% 1/7/25 (b)	300,000	296,092
2.5% 1/14/25 (b)	1,030,000	1,018,716
4.86% 8/27/26 (b)	750,000	751,176
Bank of New York Mellon Corp.:
1.6% 4/24/25	30,000	29,386
4.414% 7/24/26 (c)	30,000	29,862
Bank of New York, New York 5.224% 11/21/25 (c)	750,000	749,723
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,000,000	963,241
3.961% 11/26/25 (c)	1,000,000	995,944
6.119% 7/14/26 (c)	800,000	804,818
GA Global Funding Trust 3.85% 4/11/25 (b)	250,000	247,825
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.5497% 5/15/26 (c)(d)	1,000,000	1,004,737
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8431% 10/21/24 (c)(d)	25,000	25,002
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.4045% 8/10/26 (c)(d)	1,500,000	1,503,346
0.855% 2/12/26 (c)	1,030,000	1,009,375
3.272% 9/29/25 (c)	690,000	688,598
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2844% 2/18/26 (c)(d)	30,000	30,059
0.864% 10/21/25 (c)	450,000	447,037
1.164% 10/21/25 (c)	1,500,000	1,490,972
2.188% 4/28/26 (c)	1,200,000	1,176,485
4.679% 7/17/26 (c)	1,100,000	1,095,224
NASDAQ, Inc. 5.65% 6/28/25	750,000	753,292
State Street Corp.:
2.354% 11/1/25 (c)	1,530,000	1,522,085
2.901% 3/30/26 (c)	1,030,000	1,016,210
5.104% 5/18/26 (c)	1,000,000	1,001,426
UBS Group AG:
1.364% 1/30/27 (b)(c)	1,200,000	1,141,293
2.193% 6/5/26 (b)(c)	1,200,000	1,173,461
2.593% 9/11/25 (b)(c)	1,000,000	999,346
3.75% 3/26/25	1,000,000	992,110
6.373% 7/15/26 (b)(c)	1,000,000	1,010,404
		23,967,245
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,000,000	993,562
3.5% 1/15/25	900,000	893,571
6.5% 7/15/25	900,000	908,669
Ally Financial, Inc.:
4.625% 3/30/25	450,000	447,920
5.8% 5/1/25	1,000,000	1,002,001
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2985% 3/4/25 (c)(d)	25,000	25,047
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.32% 7/28/27 (c)(d)	1,500,000	1,507,111
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6992% 10/30/26 (c)(d)	1,100,000	1,108,916
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0987% 2/13/26 (c)(d)	1,100,000	1,104,163
2.25% 3/4/25	30,000	29,586
3.95% 8/1/25	30,000	29,761
4.99% 5/1/26 (c)	500,000	499,465
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,675,000	1,651,389
3.2% 2/5/25	1,025,000	1,015,648
Discover Financial Services:
3.75% 3/4/25	1,750,000	1,736,321
3.95% 11/6/24	1,000,000	996,772
Ford Motor Credit Co. LLC:
4.389% 1/8/26	435,000	429,779
5.125% 6/16/25	750,000	747,990
John Deere Capital Corp. 2.05% 1/9/25	25,000	24,730
Toyota Motor Credit Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.2233% 5/18/26 (c)(d)	25,000	25,161
		15,177,562
Financial Services - 1.1%
CNH Industrial Capital LLC 3.95% 5/23/25	750,000	743,230
Corebridge Financial, Inc. 3.5% 4/4/25	1,025,000	1,014,324
DH Europe Finance II SARL 2.2% 11/15/24	30,000	29,808
Fiserv, Inc. 3.85% 6/1/25	1,200,000	1,188,936
The Western Union Co. 2.85% 1/10/25	1,330,000	1,317,914
		4,294,212
Insurance - 0.5%
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	525,000	520,530
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,200,000	1,184,296
Marsh & McLennan Companies, Inc. 3.5% 3/10/25	25,000	24,793
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9885% 6/4/26 (b)(c)(d)	25,000	25,017
Principal Life Global Funding II % (b)	30,000	29,607
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	30,000	29,926
		1,814,169
TOTAL FINANCIALS		127,082,094
HEALTH CARE - 2.3%
Biotechnology - 0.2%
AbbVie, Inc. 2.6% 11/21/24	30,000	29,818
Amgen, Inc. 5.25% 3/2/25	500,000	500,151
		529,969
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 1.9% 6/1/25	400,000	391,457
Health Care Providers & Services - 1.4%
CVS Health Corp. 4.1% 3/25/25	1,100,000	1,094,081
Elevance Health, Inc.:
2.375% 1/15/25	600,000	593,556
3.35% 12/1/24	30,000	29,842
HCA Holdings, Inc.:
5.25% 4/15/25	1,450,000	1,449,204
5.375% 2/1/25	2,030,000	2,027,233
5.875% 2/15/26	25,000	25,206
Humana, Inc. 3.85% 10/1/24	25,000	24,965
		5,244,087
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8213% 2/20/26 (c)(d)	30,000	30,117
Haleon UK Capital PLC 3.125% 3/24/25	1,050,000	1,038,396
Viatris, Inc. 1.65% 6/22/25	1,225,000	1,189,935
		2,258,448
TOTAL HEALTH CARE		8,423,961
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	675,000	673,835
The Boeing Co. 4.875% 5/1/25	1,441,000	1,435,014
		2,108,849
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	1,000,000	985,302
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	30,000	29,701
Machinery - 0.2%
Caterpillar Financial Services Corp. 2.15% 11/8/24	30,000	29,829
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	750,000	741,765
Parker Hannifin Corp. 3.3% 11/21/24	30,000	29,891
		801,485
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.3% 2/1/25	1,250,000	1,233,561
3.25% 3/1/25	775,000	766,959
4.25% 9/15/24	25,000	24,975
		2,025,495
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.125% 2/21/26 (b)	1,000,000	956,232
TOTAL INDUSTRIALS		6,907,064
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	1,000,000	984,080
Software - 0.5%
Oracle Corp.:
2.5% 4/1/25	1,025,000	1,009,254
2.95% 5/15/25	750,000	739,255
		1,748,509
TOTAL INFORMATION TECHNOLOGY		2,732,589
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	1,175,000	1,179,230
Nutrien Ltd. 5.9% 11/7/24	30,000	30,021
		1,209,251
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.:
2.4% 3/15/25	25,000	24,603
2.95% 1/15/25	750,000	743,219
4% 6/1/25	1,450,000	1,437,627
Boston Properties, Inc. 3.2% 1/15/25	380,000	376,481
Kimco Realty OP, LLC 3.3% 2/1/25	1,000,000	991,175
Kite Realty Group Trust 4% 3/15/25	1,100,000	1,088,778
Ventas Realty LP 2.65% 1/15/25	25,000	24,723
		4,686,606
Real Estate Management & Development - 0.4%
Essex Portfolio LP 3.5% 4/1/25	1,500,000	1,486,062
TOTAL REAL ESTATE		6,172,668
UTILITIES - 2.0%
Electric Utilities - 0.7%
Edison International 3.55% 11/15/24	20,000	19,917
Eversource Energy 3.15% 1/15/25	1,500,000	1,487,175
Pacific Gas & Electric Co. 4.95% 6/8/25	1,300,000	1,296,128
		2,803,220
Gas Utilities - 0.5%
Eastern Energy Gas Holdings LLC 3.6% 12/15/24	1,100,000	1,093,978
The East Ohio Gas Co. 1.3% 6/15/25 (b)	800,000	776,008
		1,869,986
Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation, LLC 3.25% 6/1/25	950,000	936,716
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	20,000	19,834
DTE Energy Co.:
1.05% 6/1/25	1,250,000	1,213,118
2.529% 10/1/24	25,000	24,936
Sempra 3.3% 4/1/25	550,000	543,297
		1,801,185
TOTAL UTILITIES		7,411,107
TOTAL NONCONVERTIBLE BONDS (Cost $204,686,701)		205,597,023

U.S. Treasury Obligations - 25.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.25% to 5.31% 10/3/24 to 1/2/25	44,315,700	43,795,895
U.S. Treasury Notes:
4.125% 1/31/25	20,000,000	19,933,984
4.25% 1/31/26	9,400,000	9,412,117
4.75% 7/31/25	22,000,000	22,058,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,000,417)		95,200,090

Asset-Backed Securities - 15.6%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	106,091	106,377
Ally Auto Receivables Trust:
Series 2022-2 Class A3, 4.76% 5/17/27	830,174	828,440
Series 2024-1 Class A2, 5.32% 1/15/27	20,000	20,001
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(d)	347,000	347,067
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	100,000	100,928
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/27	1,510,000	1,494,268
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7488% 7/27/26 (c)(d)	22,936	22,943
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	579,000	581,066
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	25,000	24,779
CarMax Auto Owner Trust:
Series 2022-2 Class A3, 3.49% 2/16/27	706,881	699,802
Series 2022-3 Class A2A, 3.97% 4/15/27	1,220,603	1,211,659
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	1,035,808	1,036,265
Series 2024-2:
Class A2A, 5.65% 5/17/27	911,000	915,388
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.9335% 5/17/27 (c)(d)	1,500,000	1,501,540
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	723,513	726,213
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A2A, 5.21% 9/15/27	791,000	795,069
Carmax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/27	56,000	56,232
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/27 (b)	896,000	899,749
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (b)	488,000	490,564
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	1,500,000	1,488,605
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,027,366	1,042,249
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	877,875	878,271
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	1,500,000	1,502,990
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/28 (b)	1,500,000	1,504,597
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	25,000	24,949
Series 2022-A2 Class A, 3.32% 5/15/27	1,500,000	1,482,390
DLLAD Series 2024-1A Class A2, 5.5% 8/20/27 (b)	375,000	377,456
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (b)	171,000	172,592
Enterprise Fleet Financing 202 Series 2024-3 Class A2, 5.31% 4/20/27 (b)	663,000	667,560
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(c)(d)	1,038,000	1,041,725
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	1,200,000	1,190,632
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	1,000,000	985,476
Class B, 2.29% 8/15/31 (b)	1,000,000	985,657
Series 2020-2:
Class A, 1.06% 4/15/33 (b)	1,200,000	1,150,178
Class B, 1.49% 4/15/33 (b)	900,000	864,398
Series 2023-A Class A3, 4.65% 2/15/28	1,157,000	1,155,722
Ford Credit Floorplan Master Owner Trust Series 2020-2 Class A, 1.06% 9/15/27	25,000	24,061
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	765,000	769,337
GM Financial Automobile Leasing Trust:
Series 2023-1 Class A3, 5.16% 4/20/26	21,987	21,974
Series 2024-2 Class A2A, 5.43% 9/21/26	942,000	946,811
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2 Class C, 1.28% 1/19/27	25,000	24,239
Series 2021-4 Class A3, 0.68% 9/16/26	950,373	932,989
Series 2022-2 Class A3, 3.1% 2/16/27	16,237	16,038
Series 2022-4 Class A3, 4.82% 8/16/27	34,555	34,513
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	1,451,108	1,451,797
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	883,000	887,137
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/31 (b)	534,000	537,023
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	1,000,000	1,000,099
Series 2024-B Class A2A, 5.51% 10/15/26 (b)	881,000	885,099
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	18,445	18,291
Series 2024-A Class A2A, 5.29% 4/15/27	12,000	12,016
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	20,000	20,030
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/36 (b)(c)(d)	1,419,000	1,419,559
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/27 (b)	330,000	332,725
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(c)(d)	892,000	892,557
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	80,819	81,102
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	1,104,000	1,110,217
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A3, 5.21% 8/16/27	1,011,837	1,013,934
Series 2023-1 Class A3, 4.51% 11/15/27	800,000	797,534
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(c)(d)	1,500,000	1,500,750
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(c)(d)	578,000	578,136
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	814,000	816,626
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (b)	662,000	664,269
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)	18,292	18,294
Series 2024-2A Class A2, 5.71% 10/20/27 (b)	928,000	931,789
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	984	984
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	25,000	25,221
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	25,000	25,086
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	783,294	784,207
Toyota Auto Receivables 2024-B Series 2024-B Class A2A, 5.41% 3/15/27	1,014,000	1,016,461
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	294,814	292,441
Series 2023-A Class A3, 4.63% 9/15/27	715,000	713,910
Toyota Lease Owner Trust Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,000,000	998,673
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,500,000	1,516,710
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/28 (c)	25,000	24,714
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	724,799	725,721
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8208% 12/21/26 (c)(d)	1,500,000	1,501,278
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(c)(d)	696,000	696,000
Wheels Fleet Lease Funding 1 L:
Series 2024-1A Class A2, 6.1716% 2/18/39 (b)(c)	1,038,000	1,039,325
Series 2024-2A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 5.77% 6/21/39 (b)(c)(d)	459,000	459,413
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/27	798,000	801,266
World Omni Automobile Lease Se Series 2024-A:
Class A2A, 5.32% 2/16/27	11,000	11,047
Class A2B, 5.7835% 2/16/27 (c)	744,000	744,385
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	839,000	842,091
TOTAL ASSET-BACKED SECURITIES (Cost $58,094,007)		58,331,676

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c) (Cost $127,654)	133,768	127,925

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	92,146	90,022
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class ASB, 3.7802% 2/15/51	152,655	150,191
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(d)	135,000	134,325
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(c)(d)	211,000	210,143
BX Commercial Mortgage Trust:
floater:
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(c)(d)	1,366,624	1,353,812
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(c)(d)	87,508	87,727
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(d)	1,139,759	1,127,293
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(d)	703,893	701,694
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(d)	306,322	305,939
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(c)	467,302	466,427
BX Trust:
floater Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(d)	467,832	465,780
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(c)(d)	30,169	29,924
CD Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	63,134	61,937
Citigroup Commercial Mortgage Trust sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	20,896	20,555
COMM Mortgage Trust sequential payer:
Series 2015-CR22 Class ASB, 3.144% 3/10/48	9,753	9,733
Series 2015-CR27 Class ASB, 3.404% 10/10/48	49,907	49,403
Series 2015-LC21 Class ASB, 3.421% 7/10/48	56,778	56,484
CSAIL Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class ASB, 3.3143% 11/15/49	55,212	54,604
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	58,187	57,153
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	111,258	108,816
DBJPM Trust sequential payer Series 2016-C1 Class ASB, 3.038% 5/10/49	170,089	167,444
GS Mortgage Securities Trust sequential payer:
Series 2015-GC32 Class AAB, 3.513% 7/10/48	14,326	14,225
Series 2017-GS7 Class AAB, 3.203% 8/10/50	573,929	562,322
Series 2017-GS8 Class AAB, 3.313% 11/10/50	70,171	68,709
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C28 Class ASB, 3.042% 10/15/48	86,073	85,646
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	32,409	31,668
Morgan Stanley BAML Trust:
sequential payer Series 2015-C23 Class ASB, 3.398% 7/15/50	35,115	34,923
Series 2015-C21 Class ASB, 3.15% 3/15/48	10,289	10,238
Series 2015-C22 Class ASB, 3.04% 4/15/48	8,045	8,045
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	160,021	156,589
Morgan Stanley Capital I Trust sequential payer Series 2015-UBS8 Class ASB, 3.626% 12/15/48	112,469	111,449
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(d)	89,859	90,645
SREIT Trust floater Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(c)(d)	700,000	692,071
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	118,382	115,992
UBS Commercial Mortgage Trust sequential payer:
Series 2017-C5 Class ASB, 3.345% 11/15/50	15,680	15,321
Series 2017-C7 Class ASB, 3.586% 12/15/50	268,760	263,441
Wells Fargo Commercial Mortgage Trust:
floater Series 2016-C32 Class A3FL, CME Term SOFR 1 Month Index + 1.530% 6.8731% 1/15/59 (c)(d)	598,629	600,933
sequential payer:
Series 2015-C28 Class A3, 3.29% 5/15/48	438,846	433,053
Series 2015-C29 Class ASB, 3.4% 6/15/48	38,408	38,183
Series 2015-C30 Class ASB, 3.412% 9/15/58	11,758	11,675
Series 2015-LC22 Class ASB, 3.571% 9/15/58	726,098	720,091
Series 2016-BNK1 Class ASB, 2.514% 8/15/49	204,902	201,260
Series 2016-C32 Class ASB, 3.324% 1/15/59	115,436	114,464
Series 2016-LC24 Class ASB, 2.825% 10/15/49	58,311	57,219
Series 2016-LC25 Class ASB, 3.486% 12/15/59	177,564	175,149
Series 2017-C38 Class ASB, 3.261% 7/15/50	53,275	52,333
Series 2017-C42 Class ASB, 3.488% 12/15/50	58,293	57,323
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,419,026)		10,432,373

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.15% 12/6/24 (Cost $990,938)	1,000,000	991,852

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $1,031,485)	1,031,279	1,031,485

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $370,350,228)	371,712,424
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,118,397
NET ASSETS - 100.0%	373,830,821

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,370,555 or 18.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	171,272,104	170,240,646	667,264	27	-	1,031,485	0.0%
Total	-	171,272,104	170,240,646	667,264	27	-	1,031,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	205,597,023	-	205,597,023	-

U.S. Government and Government Agency Obligations	95,200,090	-	95,200,090	-

Asset-Backed Securities	58,331,676	-	58,331,676	-

Collateralized Mortgage Obligations	127,925	-	127,925	-

Commercial Mortgage Securities	10,432,373	-	10,432,373	-

Bank Notes	991,852	-	991,852	-

Money Market Funds	1,031,485	1,031,485	-	-
Total Investments in Securities:	371,712,424	1,031,485	370,680,939	-
Fidelity® Low Duration Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $369,318,743)	$370,680,939
Fidelity Central Funds (cost $1,031,485)	1,031,485

Total Investment in Securities (cost $370,350,228)		$371,712,424
Cash		15,105
Receivable for investments sold		2,243,542
Interest receivable		2,184,288
Distributions receivable from Fidelity Central Funds		7,955
Total assets		376,163,314
Liabilities
Payable for investments purchased	$695,999
Distributions payable	1,574,100
Accrued management fee	62,394
Total liabilities		2,332,493
Net Assets		$373,830,821
Net Assets consist of:
Paid in capital		$372,200,440
Total accumulated earnings (loss)		1,630,381
Net Assets		$373,830,821
Net Asset Value, offering price and redemption price per share ($373,830,821 ÷ 7,425,000 shares)		$50.35
Statement of Operations
For the period February 22, 2024 (commencement of operations) through August 31, 2024
Investment Income
Interest		$6,939,305
Income from Fidelity Central Funds		667,264
Total income		7,606,569
Expenses
Management fee	$289,923
Independent trustees' fees and expenses	272
Total expenses before reductions	290,195
Expense reductions	(661)
Total expenses after reductions		289,534
Net Investment income (loss)		7,317,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31,698
Fidelity Central Funds	27
Total net realized gain (loss)		31,725
Change in net unrealized appreciation (depreciation) on investment securities		1,362,196
Net gain (loss)		1,393,921
Net increase (decrease) in net assets resulting from operations		$8,710,956
Statement of Changes in Net Assets

For the period February 22, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,317,035
Net realized gain (loss)	31,725
Change in net unrealized appreciation (depreciation)	1,362,196
Net increase (decrease) in net assets resulting from operations	8,710,956
Distributions to shareholders	(7,080,575)

Share transactions
Proceeds from sales of shares	372,200,440

Net increase (decrease) in net assets resulting from share transactions	372,200,440
Total increase (decrease) in net assets	373,830,821

Net Assets
Beginning of period	-
End of period	$373,830,821

Other Information
Shares
Sold	7,425,000
Net increase (decrease)	7,425,000

Financial Highlights
Fidelity® Low Duration Bond ETF

Years ended August 31,	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.305
Net realized and unrealized gain (loss)	.190
Total from investment operations	1.495
Distributions from net investment income	(1.145)
Total distributions	(1.145)
Net asset value, end of period	$50.35
Total Return D,E,F	3.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I
Expenses net of fee waivers, if any	.20 % I
Expenses net of all reductions	.20% I
Net investment income (loss)	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$373,831
Portfolio turnover rate J,K	15 % I

AFor the period February 22, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 86.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.:
CME Term SOFR 3 Month Index + 1.360% 6.4797% 5/15/25 (b)(c)	2,713,000	2,726,971
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1536% 3/20/26 (b)(c)	1,380,000	1,385,341
		4,112,312
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 7.9%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.780% 6.1326% 4/23/25 (b)(c)	800,000	802,182
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1505% 10/3/25 (b)(c)	1,800,000	1,807,903
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0676% 7/9/27 (b)(c)	1,400,000	1,398,138
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0678% 1/9/26 (b)(c)	900,000	901,999
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1344% 3/12/27 (b)(c)	1,600,000	1,601,867
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2769% 1/12/26 (b)(c)	900,000	905,479
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9595% 8/11/25 (b)(c)(d)	700,000	700,817
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 6.1387% 8/13/26 (b)(c)(d)	3,500,000	3,518,935
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.2017% 4/1/25 (b)(c)(d)	6,900,000	6,915,798
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6584% 4/7/25 (b)(c)	1,580,000	1,586,952
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6901% 5/8/27 (b)(c)	1,400,000	1,410,454
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (b)(c)	620,000	620,206
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3763% 2/26/27 (b)(c)	2,200,000	2,199,804
Hyundai Capital America:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.4026% 6/24/27 (b)(c)(d)	900,000	902,088
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.4036% 3/19/27 (b)(c)(d)	1,300,000	1,303,407
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6643% 11/3/25 (b)(c)(d)	5,500,000	5,535,811
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 6.8601% 1/8/27 (b)(c)(d)	900,000	911,365
Mercedes-Benz Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9173% 8/1/25 (b)(c)(d)	1,300,000	1,300,854
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9778% 7/31/26 (b)(c)(d)	2,600,000	2,603,936
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0288% 1/9/26 (b)(c)(d)	1,500,000	1,500,406
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2907% 3/30/25 (b)(c)(d)	300,000	301,120
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1936% 3/20/26 (b)(c)(d)	1,900,000	1,900,542
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2944% 9/12/25 (b)(c)(d)	600,000	601,860
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.395% 8/14/26 (b)(c)(d)	1,491,000	1,498,610
		42,730,533
CONSUMER STAPLES - 0.8%
Beverages - 0.8%
Keurig Dr. Pepper, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.880% 6.2438% 3/15/27 (b)(c)	1,000,000	1,005,261
PepsiCo Singapore Financing I Pte. Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8939% 2/16/27 (b)(c)	800,000	802,082
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7387% 2/13/26 (b)(c)	2,400,000	2,406,829
		4,214,172
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
TransCanada PipeLines Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.520% 6.8858% 3/9/26 (b)(c)	1,000,000	1,000,394
FINANCIALS - 70.8%
Banks - 47.0%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.1437% 9/18/27 (b)(c)(d)	1,500,000	1,523,107
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9334% 2/18/25 (b)(c)(d)	700,000	700,872
Australia & New Zealand Banking Group Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 6.0005% 10/3/25 (b)(c)(d)	1,900,000	1,904,844
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0362% 7/16/27 (b)(c)(d)	3,100,000	3,101,956
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1105% 7/3/25 (b)(c)(d)	1,000,000	1,003,778
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1645% 1/18/27 (b)(c)(d)	4,900,000	4,919,749
Banco Santander SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4758% 7/15/28 (b)(c)	2,000,000	2,000,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7439% 3/14/28 (b)(c)	1,800,000	1,810,085
Bank of America Corp.:
CME Term SOFR 3 Month Index + 1.020% 6.3608% 9/15/26 (b)(c)	2,000,000	2,013,197
CME Term SOFR 3 Month Index + 1.030% 6.2737% 2/5/26 (b)(c)	3,521,000	3,528,017
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3223% 7/22/27 (b)(c)	1,000,000	1,004,708
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3943% 2/4/28 (b)(c)	300,000	301,640
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 6.6904% 4/2/26 (b)(c)	3,000,000	3,017,879
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.7152% 9/15/27 (b)(c)	2,400,000	2,428,452
Bank of America NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1144% 8/18/25 (b)(c)	600,000	601,364
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3534% 8/18/26 (b)(c)	1,900,000	1,915,175
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8226% 1/10/25 (b)(c)	720,000	720,423
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 5.9838% 9/15/26 (b)(c)	1,220,000	1,218,117
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0744% 12/12/24 (b)(c)	1,400,000	1,401,650
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.760% 6.1285% 6/4/27 (b)(c)	2,400,000	2,400,000
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.3124% 9/25/25 (b)(c)	120,000	120,684
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4261% 6/7/25 (b)(c)	2,300,000	2,311,631
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.330% 6.6971% 6/5/26 (b)(c)	900,000	910,220
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.16% 1/27/27 (b)(c)(d)	350,000	350,481
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 5.9133% 3/2/26 (b)(c)	2,559,000	2,557,938
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.2575% 4/11/25 (b)(c)	1,100,000	1,103,836
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.1456% 8/1/29 (b)(c)	1,500,000	1,501,889
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.090% 6.4544% 6/12/25 (b)(c)	600,000	603,850
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.8176% 1/10/25 (b)(c)	1,000,000	1,000,361
Banque Federative du Credit Mutuel SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.070% 6.4039% 2/16/28 (b)(c)(d)	1,800,000	1,802,896
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.400% 6.7567% 7/13/26 (b)(c)(d)	800,000	809,942
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.130% 6.4826% 1/23/27 (b)(c)(d)	1,000,000	1,002,495
Barclays PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.490% 6.8544% 3/12/28 (b)(c)	3,100,000	3,123,228
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.880% 7.2441% 9/13/27 (b)(c)	800,000	813,051
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.980% 7.3338% 10/19/27 (b)(c)(d)	900,000	914,130
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3219% 9/25/25 (b)(c)(d)	3,000,000	3,009,395
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7744% 10/18/24 (b)(c)	1,390,000	1,390,368
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2984% 4/7/25 (b)(c)	4,240,000	4,253,460
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.3022% 6/28/27 (b)(c)	1,800,000	1,803,740
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.220% 6.5813% 10/2/26 (b)(c)	500,000	504,816
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9392% 4/30/26 (b)(c)	3,000,000	3,001,122
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.4285% 12/4/26 (b)(c)	600,000	606,717
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1672% 9/29/25 (b)(c)	5,900,000	5,921,889
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 1.510% 6.8432% 7/1/26 (b)(c)	1,790,000	1,802,586
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.045% 1/25/26 (b)(c)	3,340,000	3,342,671
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1358% 6/9/27 (b)(c)	3,600,000	3,600,140
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.280% 6.6184% 2/24/28 (b)(c)	1,200,000	1,209,313
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 6.8932% 3/17/26 (b)(c)	1,100,000	1,105,190
Commonwealth Bank of Australia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7584% 7/7/25 (b)(c)(d)	2,700,000	2,701,840
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8838% 6/15/26 (b)(c)(d)	2,310,000	2,307,519
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9879% 1/10/25 (b)(c)(d)	1,000,000	1,001,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9944% 9/12/25 (b)(c)(d)	1,000,000	1,002,310
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.1039% 3/14/25 (b)(c)(d)	1,300,000	1,303,524
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.1141% 3/13/26 (b)(c)(d)	1,200,000	1,204,605
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3339% 3/14/27 (b)(c)(d)	800,000	807,028
Cooperatieve Rabobank UA/NY:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.7376% 1/10/25 (b)(c)	930,000	930,340
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0544% 7/18/25 (b)(c)	2,500,000	2,507,550
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0678% 1/9/26 (b)(c)	2,800,000	2,809,645
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0771% 3/5/27 (b)(c)	2,200,000	2,205,148
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.900% 6.259% 10/5/26 (b)(c)	1,900,000	1,908,265
Credit Agricole SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2354% 3/11/27 (b)(c)(d)	1,500,000	1,503,286
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.649% 7/5/26 (b)(c)(d)	2,000,000	2,022,480
HSBC Holdings PLC:
CME Term SOFR 3 Month Index + 1.640% 6.9848% 9/12/26 (b)(c)	500,000	504,920
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7943% 3/10/26 (b)(c)	1,900,000	1,907,399
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.570% 6.9062% 8/14/27 (b)(c)	1,800,000	1,827,342
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3279% 3/4/27 (b)(c)	3,500,000	3,513,079
ING Groep NV:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.010% 6.3708% 4/1/27 (b)(c)	200,000	200,210
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 7.0022% 3/28/26 (b)(c)	1,600,000	1,609,809
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.560% 6.9254% 9/11/27 (b)(c)	2,500,000	2,533,929
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.9658% 12/10/25 (b)(c)	1,950,000	1,951,114
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1276% 9/22/27 (b)(c)	1,400,000	1,402,618
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2381% 4/22/27 (b)(c)	1,000,000	1,004,003
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2563% 2/24/26 (b)(c)	5,300,000	5,309,646
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2731% 4/22/28 (b)(c)	1,800,000	1,803,107
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2831% 7/22/28 (b)(c)	2,400,000	2,403,859
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.180% 6.5163% 2/24/28 (b)(c)	700,000	705,559
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5526% 1/23/28 (b)(c)	2,600,000	2,619,871
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6705% 4/26/26 (b)(c)	1,900,000	1,909,554
JPMorgan Chase Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3658% 12/8/26 (b)(c)	1,700,000	1,723,986
Lloyds Banking Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.9038% 8/7/27 (b)(c)	1,500,000	1,518,971
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.580% 6.94% 1/5/28 (b)(c)	900,000	911,568
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2698% 2/20/26 (b)(c)	1,600,000	1,602,897
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7494% 9/12/25 (b)(c)	3,100,000	3,100,874
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.440% 6.7953% 4/17/26 (b)(c)	1,100,000	1,106,427
Mizuho Financial Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2871% 5/22/26 (b)(c)	2,200,000	2,207,331
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 6.1356% 7/16/25 (b)(c)	1,800,000	1,806,064
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2931% 7/14/28 (b)(c)	3,800,000	3,807,566
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4367% 1/14/28 (b)(c)	1,800,000	1,809,842
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.5155% 10/30/26 (b)(c)	600,000	607,436
National Australia Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9854% 6/11/27 (b)(c)(d)	6,900,000	6,895,792
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 6.0071% 1/12/27 (b)(c)(d)	900,000	900,561
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 6.0158% 12/10/25 (b)(c)(d)	2,500,000	2,506,475
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0987% 5/13/25 (b)(c)(d)	4,900,000	4,914,700
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.2258% 6/9/25 (b)(c)(d)	400,000	401,395
NatWest Group PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6172% 3/1/28 (b)(c)	1,300,000	1,302,723
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.635% 11/15/28 (b)(c)	2,000,000	2,009,800
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1222% 9/29/26 (b)(c)(d)	650,000	649,502
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2334% 5/17/27 (b)(c)(d)	1,600,000	1,602,095
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.140% 6.4734% 5/17/29 (b)(c)(d)	1,000,000	1,001,681
Nordea Bank Abp:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.1036% 3/19/27 (b)(c)(d)	1,500,000	1,503,200
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3265% 6/6/25 (b)(c)(d)	200,000	200,822
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6984% 10/7/24 (b)(c)	1,180,000	1,180,164
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8781% 1/20/26 (b)(c)	2,492,000	2,493,457
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 5.92% 4/27/26 (b)(c)	400,000	399,632
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 5.9363% 11/2/26 (b)(c)	830,000	830,025
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0631% 1/21/27 (b)(c)	1,900,000	1,902,997
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1967% 4/14/25 (b)(c)	3,500,000	3,509,681
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.950% 6.3038% 1/19/27 (b)(c)	1,500,000	1,506,788
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.080% 6.4371% 1/12/26 (b)(c)	400,000	402,799
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.790% 6.1426% 7/23/27 (b)(c)	2,300,000	2,302,105
Skandinaviska Enskilda Banken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 6.2571% 3/5/27 (b)(c)(d)	1,500,000	1,503,165
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.4031% 1/21/26 (b)(c)(d)	2,330,000	2,332,300
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2637% 11/23/25 (b)(c)(d)	1,000,000	998,935
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.170% 6.506% 5/14/28 (b)(c)(d)	1,500,000	1,505,308
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 7.1022% 3/30/26 (b)(c)(d)	970,000	974,811
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.930% 7.2884% 7/6/27 (b)(c)(d)	1,000,000	1,016,272
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.030% 7.3701% 2/8/28 (b)(c)(d)	1,600,000	1,634,553
Sumitomo Mitsui Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2358% 1/14/27 (b)(c)	870,000	874,486
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.170% 6.5288% 7/9/29 (b)(c)	1,900,000	1,913,546
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6563% 7/13/26 (b)(c)	1,000,000	1,013,340
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 6.7858% 1/13/26 (b)(c)	2,200,000	2,229,082
Sumitomo Mitsui Trust Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.8026% 9/16/24 (b)(c)(d)	800,000	800,056
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4854% 3/9/26 (b)(c)(d)	1,600,000	1,611,005
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 6.5137% 9/14/26 (b)(c)(d)	1,300,000	1,312,930
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2754% 6/10/25 (b)(c)(d)	900,000	903,420
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6138% 6/15/26 (b)(c)(d)	500,000	506,540
Swedbank AB:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.269% 4/4/25 (b)(c)(d)	900,000	902,133
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.380% 6.7438% 6/15/26 (b)(c)(d)	1,000,000	1,014,180
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 5.9558% 9/10/26 (b)(c)	1,100,000	1,098,344
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.0884% 4/5/27 (b)(c)	2,200,000	2,201,592
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3865% 6/6/25 (b)(c)	1,400,000	1,406,903
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.080% 6.4349% 7/17/26 (b)(c)	1,100,000	1,110,729
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.4231% 4/22/28 (b)(c)	3,400,000	3,411,655
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.671% 4/25/26 (b)(c)	3,340,000	3,356,595
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1456% 8/1/25 (b)(c)	1,200,000	1,204,324
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.4% 8/7/26 (b)(c)	2,200,000	2,219,521
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.070% 6.4354% 12/11/26 (b)(c)	600,000	606,073
Westpac Banking Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6334% 11/18/24 (b)(c)	200,000	200,039
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.420% 5.7765% 4/16/26 (b)(c)	1,600,000	1,599,008
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8883% 6/3/26 (b)(c)	860,000	860,023
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 6.0534% 11/17/25 (b)(c)	4,200,000	4,218,063
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1662% 4/16/29 (b)(c)	3,200,000	3,192,322
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3399% 8/26/25 (b)(c)	1,500,000	1,509,680
		253,274,000
Capital Markets - 12.8%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.850% 6.1901% 5/8/26 (b)(c)(d)	3,000,000	2,993,836
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.551% 10/25/24 (b)(c)	450,000	450,016
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.971% 4/25/25 (b)(c)	2,000,000	2,003,168
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1831% 7/21/28 (b)(c)	900,000	900,672
Bank of New York, New York U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 3/13/26 (b)(c)	5,695,000	5,697,062
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 5.8587% 5/13/26 (b)(c)	1,860,000	1,854,870
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.4183% 3/3/27 (b)(c)	1,200,000	1,211,203
Deutsche Bank AG New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 6.5529% 11/16/27 (b)(c)	900,000	897,757
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 6.7175% 4/11/25 (b)(c)(d)	500,000	502,275
Goldman Sachs Group, Inc.:
CME Term SOFR 3 Month Index + 1.430% 6.5497% 5/15/26 (b)(c)	2,500,000	2,511,842
CME Term SOFR 3 Month Index + 2.010% 7.2752% 10/28/27 (b)(c)	360,000	368,269
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.790% 6.1558% 12/9/26 (b)(c)	4,700,000	4,698,496
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 6.1758% 3/9/27 (b)(c)	50,000	49,944
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.820% 6.1858% 9/10/27 (b)(c)	1,800,000	1,795,894
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2731% 10/21/27 (b)(c)	2,200,000	2,199,574
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.4045% 8/10/26 (b)(c)	2,700,000	2,706,023
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.120% 6.4563% 2/24/28 (b)(c)	500,000	503,625
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.2138% 3/15/28 (b)(c)	2,900,000	2,958,845
Macquarie Bank Ltd.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.920% 6.2816% 7/2/27 (b)(c)(d)	3,800,000	3,819,904
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.5661% 12/7/26 (b)(c)(d)	600,000	607,282
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 6.6042% 6/15/26 (b)(c)(d)	500,000	504,978
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6732% 3/21/25 (b)(c)(d)	1,400,000	1,405,709
Macquarie Group Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0667% 10/14/25 (b)(c)(d)	3,560,000	3,561,403
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2844% 2/18/26 (b)(c)	7,660,000	7,675,137
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.020% 6.3767% 4/13/28 (b)(c)	4,400,000	4,412,804
Nomura Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.6105% 7/2/27 (b)(c)	1,700,000	1,713,000
State Street Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1883% 8/3/26 (b)(c)	800,000	802,677
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8267% 1/13/25 (b)(c)(d)	800,000	800,210
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2954% 9/11/25 (b)(c)	8,800,000	8,849,309
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.9195% 5/12/26 (b)(c)(d)	700,000	704,993
		69,160,777
Consumer Finance - 6.1%
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9943% 11/4/26 (b)(c)	2,550,000	2,551,214
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2985% 3/4/25 (b)(c)	1,560,000	1,562,911
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.970% 6.32% 7/28/27 (b)(c)	1,400,000	1,406,637
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.000% 6.3339% 2/16/28 (b)(c)	600,000	602,371
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.350% 6.6992% 10/30/26 (b)(c)	560,000	564,539
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.0987% 2/13/26 (b)(c)	700,000	702,649
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2805% 7/26/28 (b)(c)	1,800,000	1,804,501
John Deere Capital Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 6.1554% 6/8/26 (b)(c)	3,800,000	3,818,614
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5566% 10/11/24 (b)(c)	1,810,000	1,810,079
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.8061% 3/6/26 (b)(c)	2,400,000	2,402,448
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8331% 10/22/25 (b)(c)	2,000,000	2,002,315
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9372% 3/3/26 (b)(c)	2,400,000	2,404,187
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.890% 6.2233% 5/18/26 (b)(c)	1,360,000	1,368,755
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.6541% 9/13/24 (b)(c)	1,920,000	1,920,058
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.6767% 1/13/25 (b)(c)	1,190,000	1,189,891
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.785% 5/15/26 (b)(c)	3,300,000	3,299,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9176% 1/10/25 (b)(c)	600,000	600,439
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 6.0136% 3/19/27 (b)(c)	2,300,000	2,298,097
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 6.0154% 9/11/25 (b)(c)	700,000	701,811
		33,010,781
Financial Services - 0.7%
Corebridge Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.6624% 9/25/26 (b)(c)(d)	1,300,000	1,309,933
National Rural Utilities Cooperative Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6845% 10/18/24 (b)(c)	760,000	760,098
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1443% 2/5/27 (b)(c)	800,000	805,485
Nationwide Building Society U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 6.6239% 2/16/28 (b)(c)(d)	700,000	706,279
		3,581,795
Insurance - 4.2%
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6231% 10/21/24 (b)(c)(d)	600,000	600,070
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.0978% 4/9/27 (b)(c)(d)	1,500,000	1,498,716
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.12% 1/29/27 (b)(c)(d)	1,200,000	1,203,288
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.870% 6.2332% 3/21/25 (b)(c)(d)	1,200,000	1,203,718
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3376% 7/10/26 (b)(c)(d)	200,000	201,412
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2732% 3/21/25 (b)(c)(d)	400,000	401,033
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.610% 5.9631% 4/21/25 (b)(c)(d)	600,000	601,370
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2913% 4/2/26 (b)(c)(d)	600,000	605,117
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8458% 6/9/26 (b)(c)(d)	1,800,000	1,804,138
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.9963% 5/2/25 (b)(c)(d)	1,700,000	1,703,451
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0313% 4/2/27 (b)(c)(d)	3,000,000	3,004,479
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0641% 6/13/25 (b)(c)(d)	1,400,000	1,403,430
Pacific Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.860% 6.2238% 6/16/25 (b)(c)(d)	1,000,000	1,003,404
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 6.4% 7/28/26 (b)(c)(d)	1,400,000	1,411,449
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9885% 6/4/26 (b)(c)(d)	3,560,000	3,562,462
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 6.1943% 2/5/27 (b)(c)(d)	400,000	400,467
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.900% 6.2475% 8/28/25 (b)(c)(d)	1,100,000	1,105,740
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3422% 3/28/25 (b)(c)(d)	200,000	200,733
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.4144% 12/11/24 (b)(c)(d)	800,000	801,760
		22,716,237
TOTAL FINANCIALS		381,743,590
HEALTH CARE - 1.4%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.851% 7/15/26 (b)(c)	2,200,000	2,206,692
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8213% 2/20/26 (b)(c)	3,525,000	3,538,700
Roche Holdings, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9258% 3/10/25 (b)(c)(d)	1,400,000	1,402,669
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 6.079% 11/13/26 (b)(c)(d)	500,000	502,765
		5,444,134
TOTAL HEALTH CARE		7,650,826
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.5%
General Electric Co. CME Term SOFR 3 Month Index + 0.640% 5.8837% 5/5/26 (b)(c)	2,780,000	2,784,288
Machinery - 2.7%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7945% 8/11/25 (b)(c)	1,600,000	1,603,049
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7999% 2/27/26 (b)(c)	500,000	500,760
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.856% 5/14/27 (b)(c)	1,400,000	1,402,188
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8841% 6/13/25 (b)(c)	6,960,000	6,976,021
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0239% 10/16/26 (b)(c)	2,000,000	2,009,670
Daimler Trucks Finance North America LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.3219% 9/25/27 (b)(c)(d)	2,000,000	2,001,695
		14,493,383
TOTAL INDUSTRIALS		17,277,671
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.6117% 10/1/24 (b)(c)	600,000	600,000
MATERIALS - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 6.419% 4/4/27 (b)(c)(d)	1,200,000	1,201,188
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage Operating Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.600% 5.951% 7/25/25 (b)(c)	900,000	901,621
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0562% 4/16/27 (b)(c)	2,500,000	2,510,245
		3,411,866
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.760% 6.11% 1/29/26 (b)(c)	2,600,000	2,611,071
TOTAL NONCONVERTIBLE BONDS (Cost $465,558,845)		466,553,623

U.S. Treasury Obligations - 12.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
1.375% 11/15/31	3,690,000	3,124,104
1.875% 2/15/32	8,100,000	7,072,304
2.75% 8/15/32	5,350,000	4,947,705
2.875% 5/15/32	6,300,000	5,893,945
3.375% 5/15/33	7,060,000	6,793,595
3.5% 2/15/33	1,100,000	1,070,094
3.875% 8/15/33	4,840,000	4,829,223
3.875% 8/15/34	1,900,000	1,892,871
4% 2/15/34	9,100,000	9,156,873
4.125% 11/15/32	6,500,000	6,621,621
4.375% 5/15/34	5,500,000	5,699,375
4.5% 11/15/33	7,600,000	7,945,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,875,741)		65,046,976

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $15,538,540)	15,535,433	15,538,540

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $544,973,126)	547,139,139
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,597,275)
NET ASSETS - 100.0%	539,541,864

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,726,073 or 27.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,007,431	299,526,184	295,995,117	589,701	42	-	15,538,540	0.0%
Total	12,007,431	299,526,184	295,995,117	589,701	42	-	15,538,540

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	466,553,623	-	466,553,623	-

U.S. Government and Government Agency Obligations	65,046,976	-	65,046,976	-

Money Market Funds	15,538,540	15,538,540	-	-
Total Investments in Securities:	547,139,139	15,538,540	531,600,599	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $529,434,586)	$531,600,599
Fidelity Central Funds (cost $15,538,540)	15,538,540

Total Investment in Securities (cost $544,973,126)		$547,139,139
Cash		37,067
Foreign currency held at value (cost $12)		12
Receivable for investments sold		21,628,984
Receivable for fund shares sold		1,252,511
Interest receivable		4,520,452
Distributions receivable from Fidelity Central Funds		27,550
Total assets		574,605,715
Liabilities
Payable for investments purchased	$32,419,560
Distributions payable	2,578,700
Accrued management fee	65,591
Total liabilities		35,063,851
Net Assets		$539,541,864
Net Assets consist of:
Paid in capital		$542,023,260
Total accumulated earnings (loss)		(2,481,396)
Net Assets		$539,541,864
Net Asset Value, offering price and redemption price per share ($539,541,864 ÷ 10,775,000 shares)		$50.07
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$21,973,847
Income from Fidelity Central Funds		589,701
Total income		22,563,548
Expenses
Management fee	$571,779
Independent trustees' fees and expenses	1,027
Miscellaneous	7,097
Total expenses before reductions	579,903
Expense reductions	(4,819)
Total expenses after reductions		575,084
Net Investment income (loss)		21,988,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,655,967)
Fidelity Central Funds	42
Foreign currency transactions	(1)
Total net realized gain (loss)		(1,655,926)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,378,730
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		4,378,731
Net gain (loss)		2,722,805
Net increase (decrease) in net assets resulting from operations		$24,711,269
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,988,464	$9,876,592
Net realized gain (loss)	(1,655,926)	(1,462,909)
Change in net unrealized appreciation (depreciation)	4,378,731	1,524,108
Net increase (decrease) in net assets resulting from operations	24,711,269	9,937,791
Distributions to shareholders	(21,969,275)	(9,884,875)

Share transactions
Proceeds from sales of shares	313,301,417	34,828,301
Cost of shares redeemed	(11,215,717)	(7,418,736)

Net increase (decrease) in net assets resulting from share transactions	302,085,700	27,409,565
Total increase (decrease) in net assets	304,827,694	27,462,481

Net Assets
Beginning of period	234,714,170	207,251,689
End of period	$539,541,864	$234,714,170

Other Information
Shares
Sold	6,275,000	700,000
Redeemed	(225,000)	(150,000)
Net increase (decrease)	6,050,000	550,000

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.67	$49.64	$50.91	$50.99	$50.71
Income from Investment Operations
Net investment income (loss) A,B	2.861	2.344	.495	.275	.913
Net realized and unrealized gain (loss)	.350	.015	(1.278)	(.085)	.325
Total from investment operations	3.211	2.359	(.783)	.190	1.238
Distributions from net investment income	(2.811)	(2.329)	(.487)	(.270)	(.958)
Total distributions	(2.811)	(2.329)	(.487)	(.270)	(.958)
Net asset value, end of period	$50.07	$49.67	$49.64	$50.91	$50.99
Total Return C,D	6.63%	4.87%	(1.53)%	.36%	2.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	5.75%	4.72%	.99%	.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$539,542	$234,714	$207,252	$235,442	$191,216
Portfolio turnover rate G	38 % H	47%	45%	40%	43% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Tactical Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 27.3%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		21,000	13,074
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		3,000	3,089
Wolfspeed, Inc. 1.875% 12/1/29		15,000	5,718
			8,807
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		3,000	2,550
Redfin Corp. 0.5% 4/1/27		10,000	6,850
			9,400
UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,201
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,768
Sunnova Energy International, Inc.:
0.25% 12/1/26		7,000	5,302
2.625% 2/15/28		1,000	646
			8,716
TOTAL UTILITIES			11,917

TOTAL CONVERTIBLE BONDS			43,198
Nonconvertible Bonds - 27.1%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.3%
Altice France SA:
5.125% 7/15/29(b)		27,000	18,838
5.5% 1/15/28(b)		9,000	6,404
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		4,000	3,970
Consolidated Communications, Inc. 5% 10/1/28 (b)		2,000	1,746
Frontier Communications Holdings LLC:
5.875% 11/1/29		5,000	4,599
6% 1/15/30(b)		3,000	2,767
IHS Holding Ltd.:
5.625% 11/29/26(b)		5,000	4,856
6.25% 11/29/28(b)		1,000	919
Iliad Holding SAS:
7% 10/15/28(b)		1,000	1,015
8.5% 4/15/31(b)		2,000	2,119
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		1,000	623
3.875% 10/15/30(b)		5,000	3,402
4% 4/15/31(b)		3,000	2,010
4.875% 6/15/29(b)		1,000	778
10.5% 5/15/30(b)		11,000	11,786
11% 11/15/29(b)		358	392
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		7,000	4,352
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		5,000	4,745
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,000	4,881
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		6,000	5,237
			85,439
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		3,000	2,764
Media - 2.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		10,000	9,376
Altice Financing SA 5.75% 8/15/29 (b)		19,000	14,636
Altice France Holding SA 6% 2/15/28 (b)		4,000	1,288
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30(b)		12,000	10,702
4.75% 2/1/32(b)		30,000	26,140
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51		380,000	241,107
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		14,000	13,677
7.5% 6/1/29(b)		8,000	6,746
7.875% 4/1/30(b)		5,000	5,224
CSC Holdings LLC:
3.375% 2/15/31(b)		10,000	6,430
4.625% 12/1/30(b)		12,000	4,692
5.5% 4/15/27(b)		16,000	13,054
DISH DBS Corp.:
5.75% 12/1/28(b)		6,000	4,616
5.875% 11/15/24		1,000	971
DISH Network Corp. 11.75% 11/15/27 (b)		10,000	10,168
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		4,000	3,230
6.75% 10/15/27(b)		6,000	5,486
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,314
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)		90,000	80,782
Univision Communications, Inc.:
4.5% 5/1/29(b)		12,000	10,531
8% 8/15/28(b)		6,000	6,070
8.5% 7/31/31(b)		6,000	5,988
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		17,000	15,013
VTR Finance BV 6.375% 7/15/28 (b)		2,000	1,830
Warnermedia Holdings, Inc. 5.141% 3/15/52		20,000	15,212
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,986
			523,269
Wireless Telecommunication Services - 1.0%
AXIAN Telecom 7.375% 2/16/27 (b)		3,000	2,993
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		15,000	14,767
Millicom International Cellular SA:
4.5% 4/27/31(b)		205,000	182,323
7.375% 4/2/32(b)		40,000	40,376
			240,459
TOTAL COMMUNICATION SERVICES			851,931

CONSUMER DISCRETIONARY - 2.4%
Automobile Components - 0.6%
Dana, Inc. 4.25% 9/1/30		2,000	1,801
Macquarie AirFinance Holdings:
6.5% 3/26/31(b)		5,000	5,272
8.125% 3/30/29(b)		6,000	6,376
8.375% 5/1/28(b)		5,000	5,298
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	104,277
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		6,000	5,947
6.75% 4/23/30(b)		5,000	5,140
6.875% 4/23/32(b)		5,000	5,195
7.125% 4/14/30(b)		5,000	5,240
			144,546
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		5,000	5,092
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,514
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)		6,000	6,000
			14,606
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		2,000	1,981
Match Group Holdings II LLC 3.625% 10/1/31 (b)		5,000	4,440
			6,421
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)		5,000	5,129
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		4,000	4,285
			9,414
Diversified Consumer Services - 0.2%
Service Corp. International 5.125% 6/1/29		6,000	5,929
Sotheby's 7.375% 10/15/27 (b)		5,000	4,775
StoneMor, Inc. 8.5% 5/15/29 (b)		2,000	1,780
TKC Holdings, Inc.:
6.875% 5/15/28(b)		6,000	5,961
10.5% 5/15/29(b)		7,000	6,982
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		10,000	9,954
			35,381
Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(b)		18,000	16,488
6.125% 6/15/29(b)		5,000	5,106
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,962
Boyd Gaming Corp. 4.75% 6/15/31 (b)		12,000	11,291
Caesars Entertainment, Inc.:
6.5% 2/15/32(b)		5,000	5,138
8.125% 7/1/27(b)		16,000	16,340
Carnival Corp. 10.5% 6/1/30 (b)		32,000	34,731
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		6,000	5,580
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		2,000	1,871
6.75% 1/15/30(b)		11,000	9,889
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		4,000	3,585
5.875% 4/1/29(b)		5,000	5,095
6.125% 4/1/32(b)		5,000	5,126
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		5,000	5,060
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		4,000	3,816
Life Time, Inc.:
5.75% 1/15/26(b)		7,000	7,001
8% 4/15/26(b)		3,000	3,045
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		1,000	994
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		7,000	6,599
Melco Resorts Finance Ltd. 5.375% 12/4/29 (b)		7,000	6,381
Merlin Entertainments Group 7.375% 2/15/31 (b)		2,000	1,993
MGM Resorts International 6.5% 4/15/32		5,000	5,036
NCL Corp. Ltd. 3.625% 12/15/24 (b)		3,000	2,979
Royal Caribbean Cruises Ltd.:
6% 2/1/33(b)		5,000	5,122
6.25% 3/15/32(b)		2,000	2,065
7.25% 1/15/30(b)		5,000	5,286
Station Casinos LLC:
4.5% 2/15/28(b)		4,000	3,839
6.625% 3/15/32(b)		5,000	5,100
Viking Cruises Ltd. 9.125% 7/15/31 (b)		5,000	5,485
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		16,000	15,894
Yum! Brands, Inc.:
3.625% 3/15/31		4,000	3,671
4.625% 1/31/32		5,000	4,739
			216,307
Household Durables - 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)		3,000	2,823
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	5,090
Landsea Homes Corp. 8.875% 4/1/29 (b)		3,000	3,105
LGI Homes, Inc.:
4% 7/15/29(b)		2,000	1,816
8.75% 12/15/28(b)		4,000	4,262
Newell Brands, Inc. 6.875% 4/1/36 (c)(f)		5,000	4,755
Tempur Sealy International, Inc. 4% 4/15/29 (b)		5,000	4,636
TopBuild Corp. 4.125% 2/15/32 (b)		2,000	1,820
			28,307
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		8,000	8,130
Specialty Retail - 0.3%
Arko Corp. 5.125% 11/15/29 (b)		2,000	1,776
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		5,000	5,062
Carvana Co.:
4.875% 9/1/29(b)		1,000	841
5.625% 10/1/25(b)		8,000	7,820
12% 12/1/28 pay-in-kind(b)(d)		1,117	1,159
14% 6/1/31 pay-in-kind(b)(d)		17,072	19,443
Champions Financing, Inc. 8.75% 2/15/29 (b)		4,000	4,103
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		5,000	5,087
Hudson Automotive Group 8% 5/15/32 (b)		5,000	5,274
LBM Acquisition LLC 6.25% 1/15/29 (b)		7,000	6,328
LCM Investments Holdings 8.25% 8/1/31 (b)		5,000	5,316
Sally Holdings LLC 6.75% 3/1/32 (c)		5,000	5,100
Staples, Inc.:
10.75% 9/1/29(b)		5,000	4,710
12.75% 1/15/30(b)		6,150	4,753
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		5,000	5,238
			82,010
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		6,000	5,393
Tapestry, Inc.:
3.05% 3/15/32		10,000	8,372
7% 11/27/26		4,000	4,126
7.35% 11/27/28		7,000	7,342
7.7% 11/27/30		14,000	14,907
7.85% 11/27/33		14,000	14,980
Wolverine World Wide, Inc. 4% 8/15/29 (b)		4,000	3,406
			58,526
TOTAL CONSUMER DISCRETIONARY			603,648

CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		7,000	6,922
Consumer Staples Distribution & Retail - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		17,000	15,745
4.875% 2/15/30(b)		3,000	2,932
C&S Group Enterprises LLC 5% 12/15/28 (b)		7,000	5,288
KeHE Distributor / Nextwave 9% 2/15/29 (b)		7,000	7,303
Performance Food Group, Inc. 5.5% 10/15/27 (b)		6,000	5,966
Sigma Holdco BV 7.875% 5/15/26 (b)		10,000	9,864
U.S. Foods, Inc. 6.875% 9/15/28 (b)		5,000	5,201
United Natural Foods, Inc. 6.75% 10/15/28 (b)		2,000	1,878
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		5,000	5,006
			59,183
Food Products - 0.2%
Darling Ingredients, Inc. 6% 6/15/30 (b)		3,000	3,037
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)		5,000	5,260
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		5,000	4,606
Post Holdings, Inc.:
4.625% 4/15/30(b)		17,000	16,157
6.25% 2/15/32(b)		5,000	5,128
6.375% 3/1/33(b)		5,000	5,037
			39,225
Household Products - 0.1%
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)		5,000	5,145
10.75% 6/30/32(b)		5,000	4,985
Resideo Funding, Inc. 6.5% 7/15/32 (b)		3,000	3,054
			13,184
TOTAL CONSUMER STAPLES			118,514

ENERGY - 5.0%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		4,000	4,050
Nabors Industries, Inc.:
8.875% 8/15/31(b)		5,000	5,010
9.125% 1/31/30(b)		5,000	5,358
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		5,000	5,278
Star Holding LLC 8.75% 8/1/31 (b)		1,000	980
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,200	1,201
Transocean, Inc.:
8% 2/1/27(b)		9,000	8,999
8.25% 5/15/29(b)		5,000	5,062
8.5% 5/15/31(b)		5,000	5,074
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		5,000	5,136
Valaris Ltd. 8.375% 4/30/30 (b)		5,000	5,216
Vallourec SA 7.5% 4/15/32 (b)		7,000	7,371
Viridien 8.75% 4/1/27 (b)		9,000	8,622
Yinson Boronia Production BV 8.947% 7/31/42 (b)		3,000	3,144
			70,501
Oil, Gas & Consumable Fuels - 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)		4,000	3,952
Baytex Energy Corp. 7.375% 3/15/32 (b)		5,000	5,178
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		5,000	5,201
7.25% 7/15/32(b)		1,000	1,048
California Resources Corp. 8.25% 6/15/29 (b)		11,000	11,346
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		5,000	4,916
Canacol Energy Ltd. 5.75% 11/24/28 (b)		11,000	6,339
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		5,000	5,177
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		6,000	6,034
8.375% 1/15/29(b)		5,000	5,194
CNX Midstream Partners LP 4.75% 4/15/30 (b)		12,000	11,192
CNX Resources Corp. 7.25% 3/1/32 (b)		5,000	5,235
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		2,000	2,101
6.036% 11/15/33(b)		6,000	6,335
6.497% 8/15/43(b)		2,000	2,174
6.544% 11/15/53(b)		2,000	2,218
6.714% 8/15/63(b)		2,000	2,224
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,000	945
6.75% 3/1/29(b)		12,000	11,804
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		10,000	10,804
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		2,000	2,062
CVR Energy, Inc.:
5.75% 2/15/28(b)		12,000	11,317
8.5% 1/15/29(b)		5,000	5,094
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		9,000	9,070
8.625% 3/15/29(b)		11,000	11,566
EG Global Finance PLC 12% 11/30/28 (b)		8,000	8,727
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)		1,000	903
Energean PLC 6.5% 4/30/27 (b)		4,000	3,949
EnLink Midstream LLC 6.5% 9/1/30 (b)		4,000	4,276
EQM Midstream Partners LP 6.5% 7/1/27 (b)		5,000	5,125
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		18,000	18,129
8.25% 1/15/32(b)		5,000	5,198
Golar LNG Ltd. 7% 10/20/25 (b)		7,000	6,995
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		5,000	4,859
Harbour Energy PLC 5.5% 10/15/26 (b)		2,000	1,985
Harvest Midstream I LP:
7.5% 9/1/28(b)		10,000	10,234
7.5% 5/15/32(b)		5,000	5,256
Hess Midstream Operations LP:
4.25% 2/15/30(b)		17,000	16,067
6.5% 6/1/29(b)		5,000	5,159
HF Sinclair Corp. 5% 2/1/28 (b)		5,000	4,928
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)		5,000	5,176
Kinder Morgan, Inc. 3.6% 2/15/51		200,000	142,659
Kinetik Holdings LP:
5.875% 6/15/30(b)		5,000	5,016
6.625% 12/15/28(b)		5,000	5,152
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		2,000	1,938
7.75% 5/1/27(b)		1,000	989
Matador Resources Co. 6.5% 4/15/32 (b)		5,000	5,074
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)		4,000	4,034
MPLX LP:
5% 3/1/33		50,000	49,479
5.65% 3/1/53		50,000	48,833
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		23,000	19,909
6.75% 9/15/25(b)		9,000	8,776
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)		5,000	5,341
Parkland Corp.:
4.5% 10/1/29(b)		2,000	1,888
4.625% 5/1/30(b)		10,000	9,353
6.625% 8/15/32(b)		5,000	5,052
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		4,000	3,961
7.875% 9/15/30(b)		9,000	9,359
Permian Resources Operating LLC:
5.875% 7/1/29(b)		1,000	1,000
6.25% 2/1/33(b)		5,000	5,127
7% 1/15/32(b)		5,000	5,245
Petroleos Mexicanos:
6.5% 3/13/27		5,000	4,809
7.69% 1/23/50		450,000	333,990
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		2,000	2,106
SM Energy Co.:
6.75% 8/1/29(b)		5,000	5,078
7% 8/1/32(b)		5,000	5,122
Southwestern Energy Co. 4.75% 2/1/32		5,000	4,739
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		5,000	5,208
7.25% 5/1/32(b)		5,000	5,288
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		17,000	16,322
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30(b)		10,000	9,537
6% 9/1/31(b)		20,000	18,954
Talos Production, Inc. 9% 2/1/29 (b)		3,000	3,187
Targa Resources Corp. 4.2% 2/1/33		160,000	148,810
Teine Energy Ltd. 6.875% 4/15/29 (b)		1,000	996
Tullow Oil PLC:
7% 3/1/25(b)		4,000	3,898
10.25% 5/15/26(b)		5,000	4,839
Venture Global LNG, Inc. 7% 1/15/30 (b)		5,000	5,112
Viper Energy, Inc. 7.375% 11/1/31 (b)		5,000	5,309
			1,176,981
TOTAL ENERGY			1,247,482

FINANCIALS - 5.7%
Banks - 2.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (d)	EUR	100,000	108,355
Bank of America Corp. 2.299% 7/21/32 (d)		90,000	76,610
BNP Paribas SA 0.5% 1/19/30 (Reg. S) (d)	EUR	100,000	96,801
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		4,000	3,832
8% 6/15/27(b)		5,000	5,239
HSBC Holdings PLC 3% 7/22/28 (d)	GBP	100,000	124,038
ING Groep NV 4.75% 5/23/34 (Reg. S) (d)	EUR	100,000	118,605
UniCredit SpA:
5.459% 6/30/35(b)(d)		3,000	2,928
5.861% 6/19/32(b)(d)		4,000	3,991
Western Alliance Bancorp. 3% 6/15/31 (d)		10,000	9,043
			549,442
Capital Markets - 0.6%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	5,100
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	4,120
Hightower Holding LLC:
6.75% 4/15/29(b)		2,000	1,909
9.125% 1/31/30(b)		5,000	5,178
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		2,000	1,909
7.125% 4/30/31(b)		5,000	5,251
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		1,000	950
StoneX Group, Inc. 7.875% 3/1/31 (b)		5,000	5,258
UBS Group AG 2.125% 11/15/29 (Reg. S) (d)	GBP	100,000	116,886
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		5,000	5,187
			151,748
Consumer Finance - 1.2%
Ally Financial, Inc.:
5.75% 11/20/25(c)		3,000	3,008
6.7% 2/14/33(c)		2,000	2,059
Capital One Financial Corp.:
5.468% 2/1/29(d)		9,000	9,155
5.817% 2/1/34(d)		15,000	15,328
7.624% 10/30/31(d)		11,000	12,417
Capstone Borrower, Inc. 8% 6/15/30 (b)		2,000	2,107
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		11,000	11,511
9.25% 4/1/29(b)		3,000	3,194
Ford Motor Credit Co. LLC:
3.375% 11/13/25		200,000	195,380
5.8% 3/8/29		20,000	20,382
Navient Corp.:
4.875% 3/15/28		1,000	952
5% 3/15/27		1,000	981
5.625% 8/1/33		1,000	863
OneMain Finance Corp.:
3.5% 1/15/27		5,000	4,740
7.125% 11/15/31		10,000	10,104
7.5% 5/15/31		5,000	5,173
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	5,168
SLM Corp. 4.2% 10/29/25		3,000	2,965
			305,487
Financial Services - 0.9%
Block, Inc.:
3.5% 6/1/31		10,000	9,027
6.5% 5/15/32(b)		10,000	10,370
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		5,000	5,331
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	100,000	115,964
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,160
7.75% 5/15/26(b)		10,000	10,261
8% 2/15/27(b)		8,000	8,340
8% 6/15/28(b)		2,000	2,138
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		5,000	5,050
Gn Bondco LLC 9.5% 10/15/31 (b)		4,000	4,071
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		19,000	18,311
9% 6/15/30(b)		5,000	5,059
9.75% 1/15/29(b)		5,000	5,251
NCR Atleos Corp. 9.5% 4/1/29 (b)		3,000	3,305
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		5,000	5,158
			212,796
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(b)		18,000	17,190
7.5% 11/6/30(b)		5,000	5,132
8.25% 2/1/29(b)		5,000	5,146
8.5% 6/15/29(b)		5,000	5,192
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		6,000	5,783
6.75% 10/15/27(b)		12,000	11,942
AmWINS Group, Inc. 6.375% 2/15/29 (b)		5,000	5,127
Argentum Netherlands BV for Zurich Insurance Co. Ltd. 2.75% 2/19/49 (Reg. S) (d)	EUR	100,000	105,910
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)		5,000	5,434
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		5,000	5,208
USI, Inc. 7.5% 1/15/32 (b)		5,000	5,238
			177,302
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.:
6.25% 10/15/25(b)		1,000	998
8% 4/1/29(b)		5,000	4,976
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		1,000	962
3.75% 12/31/24(b)		6,000	5,946
4.75% 3/15/25		1,000	993
7.25% 4/1/29(b)		10,000	10,409
			24,284
TOTAL FINANCIALS			1,421,059

HEALTH CARE - 1.4%
Biotechnology - 0.1%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		13,000	9,652
Grifols SA % (b)		1,000	950
			10,602
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		8,000	7,315
Avantor Funding, Inc. 4.625% 7/15/28 (b)		4,000	3,893
Embecta Corp. 5% 2/15/30 (b)		1,000	902
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		15,000	15,462
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		5,000	5,229
			32,801
Health Care Providers & Services - 1.0%
Akumin, Inc. 8% 8/1/28 (b)		2,000	1,660
AMN Healthcare 4% 4/15/29 (b)(c)		3,000	2,798
Centene Corp.:
2.625% 8/1/31		20,000	16,965
4.625% 12/15/29		80,000	77,831
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	39,235
5.25% 5/15/30(b)		5,000	4,483
6.125% 4/1/30(b)		21,000	16,630
10.875% 1/15/32(b)		2,000	2,165
DaVita, Inc.:
4.625% 6/1/30(b)		18,000	16,972
6.875% 9/1/32(b)		5,000	5,115
LifePoint Health, Inc.:
5.375% 1/15/29(b)		4,000	3,734
10% 6/1/32(b)		5,000	5,427
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,431
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		4,000	3,678
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		6,000	5,738
Prime Healthcare Services 9.375% 9/1/29 (b)		5,000	5,040
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		11,397	10,955
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		7,000	7,352
Toledo Hospital 5.325% 11/15/28		25,000	24,563
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		6,000	6,138
			257,910
Health Care Technology - 0.0%
IQVIA, Inc. 5% 10/15/26 (b)		1,000	993
Pharmaceuticals - 0.2%
1375209 BC Ltd. 9% 1/30/28 (b)		6,000	5,831
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		5,000	3,735
5.25% 1/30/30(b)		4,000	2,000
5.5% 11/1/25(b)		14,000	13,477
11% 9/30/28(b)		4,000	3,660
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		11,000	10,516
5.125% 4/30/31(b)		5,000	4,683
6.75% 5/15/34(b)		4,000	4,145
			48,047
TOTAL HEALTH CARE			350,353

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.9%
Bombardier, Inc.:
7% 6/1/32(b)		5,000	5,205
7.25% 7/1/31(b)		5,000	5,248
8.75% 11/15/30(b)		5,000	5,453
Moog, Inc. 4.25% 12/15/27 (b)		5,000	4,816
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		5,000	5,596
The Boeing Co.:
6.259% 5/1/27(b)		2,000	2,058
6.298% 5/1/29(b)		3,000	3,133
6.388% 5/1/31(b)		2,000	2,107
6.528% 5/1/34(b)		3,000	3,177
6.858% 5/1/54(b)		124,000	133,515
7.008% 5/1/64(b)		4,000	4,308
TransDigm, Inc.:
6.375% 3/1/29(b)		5,000	5,153
7.125% 12/1/31(b)		15,000	15,840
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		11,000	9,020
7.875% 5/1/27(b)		4,000	3,754
9.5% 6/1/28(b)		3,000	2,806
			211,189
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		5,000	4,984
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		4,000	3,820
Rand Parent LLC 8.5% 2/15/30 (b)(c)		16,000	16,000
			24,804
Building Products - 0.2%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		11,000	11,181
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		5,000	5,319
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	5,133
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30(b)		12,000	12,288
6.75% 7/15/31(b)		5,000	5,152
MasterBrand, Inc. 7% 7/15/32 (b)		3,000	3,090
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		5,000	5,138
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		5,000	4,695
			51,996
Commercial Services & Supplies - 0.5%
ADT Corp. 4.125% 8/1/29 (b)		17,000	16,144
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		9,000	9,138
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		13,000	13,031
APX Group, Inc. 6.75% 2/15/27 (b)		7,000	7,013
Artera Services LLC 8.5% 2/15/31 (b)		21,000	21,024
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		10,000	10,896
Cimpress PLC 7% 6/15/26		3,000	2,990
Clean Harbors, Inc. 6.375% 2/1/31 (b)		2,000	2,044
CoreCivic, Inc. 8.25% 4/15/29		5,000	5,275
Garda World Security Corp. 8.25% 8/1/32 (b)		5,000	5,082
GFL Environmental, Inc. 6.75% 1/15/31 (b)		5,000	5,223
Madison IAQ LLC 4.125% 6/30/28 (b)		1,000	952
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,000	999
Reworld Holding Corp. 4.875% 12/1/29 (b)		7,000	6,495
The GEO Group, Inc.:
8.625% 4/15/29		4,000	4,149
10.25% 4/15/31		4,000	4,226
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		5,000	5,162
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		5,000	5,162
			125,005
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		6,000	5,740
Pike Corp.:
5.5% 9/1/28(b)		7,000	6,819
8.625% 1/31/31(b)		5,000	5,398
Railworks Holdings LP 8.25% 11/15/28 (b)		7,000	7,152
			25,109
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	4,012
Sensata Technologies BV 4% 4/15/29 (b)		5,000	4,708
			8,720
Ground Transportation - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		5,000	4,885
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		10,000	10,221
Mobico Group PLC 2.375% 11/20/28 (Reg. S)	GBP	100,000	115,287
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	16,672
XPO, Inc. 6.25% 6/1/28 (b)		5,000	5,101
			152,166
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25% 10/1/25(b)		1,000	996
7% 7/15/31(b)		5,000	5,199
			6,195
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (b)		5,000	4,727
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		5,000	5,007
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		4,000	3,938
			13,672
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		6,000	5,715
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)(c)		5,000	5,031
8.5% 5/15/29(b)		5,000	5,198
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		5,475	5,572
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		5,000	4,942
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		4,000	2,498
			23,241
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		5,000	4,679
TriNet Group, Inc. 7.125% 8/15/31 (b)		5,000	5,185
			9,864
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,135
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	994
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)		5,000	5,231
7.875% 12/1/30(b)		5,000	5,366
Foundation Building Materials, Inc. 6% 3/1/29 (b)		2,000	1,794
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	5,107
			23,627
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd. 5.75% 11/15/29 (b)		5,000	5,119
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	100,000	132,374
			137,493
TOTAL INDUSTRIALS			818,796

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
CommScope, Inc. 4.75% 9/1/29 (b)		14,000	11,270
HTA Group Ltd. 7.5% 6/4/29 (b)		18,000	18,116
IHS Netherlands Holdco BV 8% 9/18/27 (b)		4,000	3,988
ViaSat, Inc. 5.625% 9/15/25 (b)		6,000	5,940
			39,314
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		6,000	5,802
CPI CG, Inc. 10% 7/15/29 (b)		5,000	5,259
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,176
Lightning Power LLC 7.25% 8/15/32 (b)		5,000	5,166
TTM Technologies, Inc. 4% 3/1/29 (b)		5,000	4,719
			26,122
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28(b)		9,000	8,057
9% 8/1/29(b)		3,000	3,000
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		3,000	2,878
Amentum Escrow Corp. 7.25% 8/1/32 (b)		5,000	5,228
ASGN, Inc. 4.625% 5/15/28 (b)		11,000	10,628
Cogent Communications Group, Inc. 7% 6/15/27 (b)		5,000	5,058
Unisys Corp. 6.875% 11/1/27 (b)		1,000	936
Virtusa Corp. 7.125% 12/15/28 (b)		2,000	1,882
			37,667
Semiconductors & Semiconductor Equipment - 0.1%
Entegris, Inc. 4.375% 4/15/28 (b)		17,000	16,329
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		8,000	7,886
8.25% 6/30/32(b)		5,000	5,235
9% 9/30/29(b)		15,000	15,097
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		3,000	3,097
Elastic NV 4.125% 7/15/29 (b)		3,000	2,795
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		4,000	4,165
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		5,000	4,706
McAfee Corp. 7.375% 2/15/30 (b)		3,000	2,878
MicroStrategy, Inc. 6.125% 6/15/28 (b)		3,000	2,924
Open Text Corp. 3.875% 12/1/29 (b)		14,000	12,907
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,172
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		3,000	2,742
			69,604
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
5.75% 12/1/34		5,000	5,003
8.25% 12/15/29		5,000	5,420
Western Digital Corp.:
2.85% 2/1/29		6,000	5,383
3.1% 2/1/32		2,000	1,683
4.75% 2/15/26		1,000	991
			18,480
TOTAL INFORMATION TECHNOLOGY			207,516

MATERIALS - 1.4%
Chemicals - 0.7%
Consolidated Energy Finance SA 12% 2/15/31 (b)		6,000	5,905
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		4,000	3,883
Herens HoldCo Sarl 4.75% 5/15/28 (b)		2,000	1,744
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		2,000	2,157
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		7,562	6,201
LSB Industries, Inc. 6.25% 10/15/28 (b)		5,000	4,900
Methanex Corp.:
5.125% 10/15/27		16,000	15,749
5.65% 12/1/44		4,000	3,573
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		10,000	9,121
5.25% 6/1/27(b)		5,000	4,936
8.5% 11/15/28(b)		5,000	5,331
9% 2/15/30(b)		5,000	5,371
Nufarm Australia Ltd. 5% 1/27/30 (b)		6,000	5,561
Olin Corp. 5% 2/1/30		16,000	15,466
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		18,000	16,906
6.25% 10/1/29(b)		6,000	5,636
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		2,000	1,906
6.625% 5/1/29(b)		6,000	5,742
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		5,000	4,927
The Chemours Co. LLC:
5.375% 5/15/27		1,000	972
5.75% 11/15/28(b)		19,000	17,805
Tronox, Inc. 4.625% 3/15/29 (b)		10,000	9,113
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		8,000	7,823
7.375% 3/1/31(b)		5,000	5,193
			165,921
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		11,000	11,141
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		5,000	5,367
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		5,000	5,256
			21,764
Containers & Packaging - 0.2%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		3,000	691
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		7,000	6,032
6% 6/15/27(b)		2,000	1,994
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		1,000	862
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		5,000	4,993
6.875% 1/15/30(b)		5,000	5,018
8.75% 4/15/30(b)		6,000	5,987
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		1,000	991
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		2,000	1,977
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		5,000	5,112
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)		5,000	5,170
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		5,000	5,023
Sealed Air Corp. 6.5% 7/15/32 (b)		5,000	5,115
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		5,000	5,254
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		6,000	5,924
8.5% 8/15/27(b)		5,000	4,994
			65,137
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		9,000	9,465
ATI, Inc. 7.25% 8/15/30		5,000	5,310
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		10,000	10,043
Eldorado Gold Corp. 6.25% 9/1/29 (b)		3,000	2,963
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,719
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		18,000	17,803
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		3,000	2,959
Kaiser Aluminum Corp. 4.5% 6/1/31 (b)		5,000	4,493
Mineral Resources Ltd.:
8% 11/1/27(b)		9,000	9,142
9.25% 10/1/28(b)		5,000	5,282
Novelis Corp. 3.875% 8/15/31 (b)		3,000	2,690
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(d)		5,000	4,661
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		5,000	4,561
			90,091
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		5,000	4,699
LABL, Inc. 6.75% 7/15/26 (b)		1,000	995
Mercer International, Inc. 5.125% 2/1/29		3,000	2,452
			8,146
TOTAL MATERIALS			351,059

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		2,000	1,995
Highwoods Realty LP 7.65% 2/1/34		31,000	34,818
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		42,000	28,688
5.25% 8/1/26		6,000	5,644
Omega Healthcare Investors, Inc. 3.25% 4/15/33		8,000	6,769
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,125
Piedmont Operating Partnership LP:
6.875% 7/15/29		25,000	25,973
9.25% 7/20/28		15,000	16,584
Safehold Operating Partnership LP:
2.8% 6/15/31		7,000	6,077
2.85% 1/15/32		4,000	3,429
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		22,000	16,117
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		19,000	16,706
10.5% 2/15/28(b)		2,000	2,052
10.5% 2/15/28(b)		2,000	2,052
VICI Properties LP 6.125% 4/1/54		3,000	3,060
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)		3,000	2,826
			177,915
Real Estate Management & Development - 0.5%
Blackstone Property Partners Europe LP 1% 5/4/28 (Reg. S)	EUR	100,000	99,387
Brandywine Operating Partnership LP 8.875% 4/12/29		7,000	7,607
Greystar Real Estate Partners 7.75% 9/1/30 (b)		5,000	5,320
Howard Hughes Corp. 4.375% 2/1/31 (b)		1,000	896
Kennedy-Wilson, Inc. 4.75% 2/1/30		5,000	4,412
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		2,000	1,394
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		2,000	1,976
			120,992
TOTAL REAL ESTATE			298,907

UTILITIES - 1.9%
Electric Utilities - 1.7%
DPL, Inc.:
4.125% 7/1/25		4,000	3,927
4.35% 4/15/29		300,000	280,484
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	100,000	98,549
NextEra Energy Partners LP:
4.5% 9/15/27(b)		2,000	1,932
7.25% 1/15/29(b)(c)		5,000	5,235
NRG Energy, Inc. 5.25% 6/15/29 (b)		7,000	6,920
PG&E Corp. 5% 7/1/28		8,000	7,835
Vistra Operations Co. LLC:
5% 7/31/27(b)		16,000	15,837
6.875% 4/15/32(b)		5,000	5,193
7.75% 10/15/31(b)		5,000	5,320
			431,232
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
4.625% 2/1/29(b)		2,000	1,908
5.125% 3/15/28(b)		3,000	2,927
Sunnova Energy Corp. 5.875% 9/1/26 (b)		8,000	7,516
			12,351
Water Utilities - 0.1%
Anglian Water Services Financing PLC 6.293% 7/30/30 (Reg. S)	GBP	25,000	34,278
TOTAL UTILITIES			477,861

TOTAL NONCONVERTIBLE BONDS			6,747,126
TOTAL CORPORATE BONDS (Cost $6,597,753)			6,790,324

U.S. Treasury Obligations - 55.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	1,574,000	1,411,866
4.125% 8/15/53	370,000	363,337
4.375% 2/15/38	70,000	72,830
U.S. Treasury Notes:
3.5% 1/31/30	560,000	552,497
3.5% 2/15/33	200,000	194,563
3.625% 3/31/30	590,000	585,460
3.75% 5/31/30	5,000	4,992
4% 1/31/31	100,000	101,098
4% 2/15/34	79,000	79,494
4.125% 7/31/31	1,490,000	1,517,575
4.125% 11/15/32	2,010,000	2,047,609
4.375% 5/15/34	6,210,000	6,435,112
4.5% 11/15/33	220,000	229,995
4.625% 4/30/29	30,000	31,120
4.875% 10/31/28 (g)	115,000	119,892
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,929,049)		13,747,440

Asset-Backed Securities - 1.9%
	Principal Amount (a)	Value ($)
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	84,593	60,653
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	116,875	113,451
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	147,253	136,209
Subway Funding LLC Issuer Series 2024-1A Class A2I, 6.028% 7/30/54 (b)	25,000	25,650
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	143,810	129,429
TOTAL ASSET-BACKED SECURITIES (Cost $449,123)		465,392

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2022-LP2 Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(d)(e)	75,924	74,737
BX Trust floater Series 2022-IND Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(d)(e)	88,907	88,741
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(d)(e)	89,859	90,645
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(d)(e)	89,859	90,195
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	81,746
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $423,365)		426,064

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25 (Cost $149,827)	160,000	151,610

Foreign Government and Government Agency Obligations - 4.2%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		200,000	173,822
10% 1/1/27	BRL	400,000	68,302
10% 1/1/33	BRL	400,000	63,542
Colombian Republic 8% 11/14/35		200,000	212,200
Dominican Republic 4.875% 9/23/32 (b)		260,000	244,725
Japan Government 0.1% 12/20/24	JPY	21,700,000	148,409
United Mexican States:
7.75% 5/29/31	MXN	1,405,000	64,693
7.75% 11/13/42	MXN	1,492,000	61,404
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,036,422)			1,037,097

Common Stocks - 0.0%
	Shares	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (h)	444	4,924
Cano Health, Inc. warrants (h)(i)	14	51
TOTAL COMMON STOCKS (Cost $8,740)		4,975

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4423% 5/25/26 (d)(e)(j)	4,000	3,643
CONSUMER DISCRETIONARY - 0.3%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(e)(j)	2,992	2,873
Diversified Consumer Services - 0.1%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(j)	12,865	10,890
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(j)	3,275	2,710
		13,600
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (d)(e)(j)	5,000	4,958
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (d)(e)(j)	10,878	10,824
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(j)	2,156	2,158
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(j)	7,948	7,225
		25,165
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(j)	5,000	4,997
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (d)(e)(j)	14,898	14,443
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (d)(e)(j)	5,000	4,550
		18,993
TOTAL CONSUMER DISCRETIONARY		65,628
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(j)	20,847	20,778
FINANCIALS - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (d)(e)(j)	5,000	4,951
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (d)(e)(h)(j)	2,608	2,601
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (d)(e)(j)	5,000	4,869
		7,470
INDUSTRIALS - 0.0%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(j)	4,898	3,677
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(e)(j)	1,000	991
Professional Services - 0.0%
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (d)(e)(j)	997	984
TOTAL INDUSTRIALS		5,652
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (d)(e)(j)	5,000	4,788
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(j)	114	114
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(j)	4,861	4,861
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(j)(k)	4,000	3,961
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (e)(j)(k)	5,000	4,892
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (d)(e)(j)	3,000	2,950
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (d)(e)(j)	1,000	992
		22,558
MATERIALS - 0.1%
Chemicals - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(j)	995	784
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(j)	6,967	6,926
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (d)(e)(j)	1,000	896
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (d)(e)(j)	5,000	4,688
		13,294
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(h)(j)	4,903	4,633
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (d)(e)(j)	2,000	1,868
		6,501
TOTAL BANK LOAN OBLIGATIONS (Cost $150,444)		150,475

Preferred Securities - 2.8%
	Principal Amount (a)	Value ($)
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge, Inc. 5.75% 7/15/80 (d)	220,000	211,982
Energy Transfer LP 6.625% (d)(l)	2,000	1,951
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (d)(e)(l)	7,000	7,129
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (d)(e)(l)	9,000	8,995
		230,057
FINANCIALS - 1.8%
Banks - 1.7%
Bank of America Corp. 5.875% (d)(l)	5,000	5,101
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2137% (d)(e)(l)	250,000	248,488
4.9% (d)(l)	150,000	149,440
Citigroup, Inc. 7.125% (d)(l)	5,000	5,208
JPMorgan Chase & Co. 4.6% (d)(l)	5,000	4,993
M&T Bank Corp.:
3.5% (d)(l)	2,000	1,769
5.125% (d)(l)	1,000	990
Wells Fargo & Co. 6.85% (d)(l)	5,000	5,175
		421,164
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (d)(l)	12,000	10,932
4.7% (d)(l)	3,000	2,504
		13,436
TOTAL FINANCIALS		434,600
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	7,000	7,152
Air Lease Corp. 4.125% (d)(l)	6,000	5,524
Aircastle Ltd. 5.25% (b)(d)(l)	7,000	7,047
		19,723
TOTAL PREFERRED SECURITIES (Cost $668,514)		684,380

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m)	1,217,524	1,217,768
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	45,198	45,202
TOTAL MONEY MARKET FUNDS (Cost $1,262,970)		1,262,970

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $24,676,207)	24,720,727
NET OTHER ASSETS (LIABILITIES) - 0.5%	134,259
NET ASSETS - 100.0%	24,854,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	1	Dec 2024	91,315	(929)	(929)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec 2024	207,547	(275)	(275)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Dec 2024	218,797	(941)	(941)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2024	123,125	(2,447)	(2,447)

TOTAL TREASURY CONTRACTS					(3,663)

TOTAL PURCHASED					(4,592)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	1	Dec 2024	129,623	881	881

TOTAL FUTURES CONTRACTS					(3,711)
The notional amount of futures purchased as a percentage of Net Assets is 2.6%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,464	CAD	2,000	Bank of America, N.A.	10/03/24	(21)
USD	883,258	EUR	799,000	Bank of America, N.A.	10/03/24	(1,130)
USD	545,479	GBP	421,000	State Street Bank and Trust Co	10/03/24	(7,570)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(8,721)
Unrealized Appreciation						0
Unrealized Depreciation						(8,721)

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
MXN	-	Mexican peso
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,373,551 or 17.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,176.
(h)	Level 3 security
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,113,145	2,781,987	2,677,367	18,878	3	-	1,217,768	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	78,176	32,974	21	-	-	45,202	0.0%
Total	1,113,145	2,860,163	2,710,341	18,899	3	-	1,262,970

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	4,975	-	-	4,975

Corporate Bonds	6,790,324	-	6,790,324	-

U.S. Government and Government Agency Obligations	13,747,440	-	13,747,440	-

Asset-Backed Securities	465,392	-	465,392	-

Commercial Mortgage Securities	426,064	-	426,064	-

Municipal Securities	151,610	-	151,610	-

Foreign Government and Government Agency Obligations	1,037,097	-	1,037,097	-

Bank Loan Obligations	150,475	-	138,266	12,209

Preferred Securities	684,380	-	684,380	-

Money Market Funds	1,262,970	1,262,970	-	-
Total Investments in Securities:	24,720,727	1,262,970	23,440,573	17,184
Derivative Instruments: Assets
Futures Contracts	881	881	-	-
Total Assets	881	881	-	-
Liabilities
Futures Contracts	(4,592)	(4,592)	-	-
Forward Foreign Currency Contracts	(8,721)	-	(8,721)	-
Total Liabilities	(13,313)	(4,592)	(8,721)	-
Total Derivative Instruments:	(12,432)	(3,711)	(8,721)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	0	(8,721)
Total Foreign Exchange Risk	0	(8,721)
Interest Rate Risk
Futures Contracts (b)	881	(4,592)
Total Interest Rate Risk	881	(4,592)
Total Value of Derivatives	881	(13,313)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Tactical Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $43,456) - See accompanying schedule:
Unaffiliated issuers (cost $23,413,237)	$23,457,757
Fidelity Central Funds (cost $1,262,970)	1,262,970

Total Investment in Securities (cost $24,676,207)		$24,720,727
Cash		1,269
Foreign currency held at value (cost $38,127)		38,127
Receivable for investments sold		25,659
Dividends receivable		779
Interest receivable		250,687
Distributions receivable from Fidelity Central Funds		3,355
Other receivables		221
Total assets		25,040,824
Liabilities
Payable for investments purchased	$38,054
Unrealized depreciation on forward foreign currency contracts	8,721
Distributions payable	81,000
Accrued management fee	9,730
Payable for daily variation margin on futures contracts	2,957
Other payables and accrued expenses	173
Collateral on securities loaned	45,203
Total liabilities		185,838
Net Assets		$24,854,986
Net Assets consist of:
Paid in capital		$24,991,378
Total accumulated earnings (loss)		(136,392)
Net Assets		$24,854,986
Net Asset Value, offering price and redemption price per share ($24,854,986 ÷ 500,000 shares)		$49.71
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$12,962
Interest		811,308
Income from Fidelity Central Funds (including $21 from security lending)		18,899
Total income		843,169
Expenses
Management fee	$82,617
Independent trustees' fees and expenses	44
Miscellaneous	537
Total expenses before reductions	83,198
Expense reductions	(1,509)
Total expenses after reductions		81,689
Net Investment income (loss)		761,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(51,630)
Fidelity Central Funds	3
Forward foreign currency contracts	3,006
Foreign currency transactions	11
Futures contracts	4,545
Total net realized gain (loss)		(44,065)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	521,585
Forward foreign currency contracts	(25,186)
Assets and liabilities in foreign currencies	693
Futures contracts	(4,061)
Total change in net unrealized appreciation (depreciation)		493,031
Net gain (loss)		448,966
Net increase (decrease) in net assets resulting from operations		$1,210,446
Statement of Changes in Net Assets

	Year ended August 31, 2024	For the period January 24, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$761,480	$411,778
Net realized gain (loss)	(44,065)	(117,655)
Change in net unrealized appreciation (depreciation)	493,031	(460,761)
Net increase (decrease) in net assets resulting from operations	1,210,446	(166,638)
Distributions to shareholders	(771,900)	(408,300)

Share transactions
Proceeds from sales of shares	9,947,616	15,043,762

Net increase (decrease) in net assets resulting from share transactions	9,947,616	15,043,762
Total increase (decrease) in net assets	10,386,162	14,468,824

Net Assets
Beginning of period	14,468,824	-
End of period	$24,854,986	$14,468,824

Other Information
Shares
Sold	200,000	300,000
Net increase (decrease)	200,000	300,000

Financial Highlights
Fidelity® Tactical Bond ETF

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.439	1.373
Net realized and unrealized gain (loss)	1.506	(1.782)
Total from investment operations	3.945	(.409)
Distributions from net investment income	(2.465)	(1.361)
Total distributions	(2.465)	(1.361)
Net asset value, end of period	$49.71	$48.23
Total Return D,E,F	8.46%	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55%	.55% I
Expenses net of fee waivers, if any	.55%	.55% I
Expenses net of all reductions	.54%	.54% I
Net investment income (loss)	5.06%	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,855	$14,469
Portfolio turnover rate J	37 % K	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Total Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 30.8%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		2,486,000	1,547,755
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Itron, Inc. 1.375% 7/15/30 (b)		200,000	204,600
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		552,000	568,284
Wolfspeed, Inc. 1.875% 12/1/29		3,035,000	1,156,952
			1,725,236
TOTAL INFORMATION TECHNOLOGY			1,929,836

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		438,000	372,300
Redfin Corp. 0.5% 4/1/27		2,103,000	1,440,555
			1,812,855
UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		400,000	426,800
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		1,114,000	1,027,736
Sunnova Energy International, Inc.:
0.25% 12/1/26		1,206,000	913,442
2.625% 2/15/28		249,000	160,730
			2,101,908
TOTAL UTILITIES			2,528,708

TOTAL CONVERTIBLE BONDS			7,819,154
Nonconvertible Bonds - 30.7%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 1/15/29(b)		1,465,000	1,017,090
5.125% 7/15/29(b)		3,425,000	2,389,579
5.5% 1/15/28(b)		2,690,000	1,914,200
5.5% 10/15/29(b)		500,000	346,920
AT&T, Inc.:
2.55% 12/1/33		14,059,000	11,644,534
3.8% 12/1/57		3,772,000	2,764,716
4.3% 2/15/30		315,000	311,807
4.5% 3/9/48		10,000	8,623
5.15% 11/15/46		500,000	479,135
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		374,000	350,995
5.625% 9/15/28(b)		670,000	607,443
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		633,000	628,206
Consolidated Communications, Inc. 5% 10/1/28 (b)		350,000	305,540
Frontier Communications Holdings LLC:
5% 5/1/28(b)		2,006,000	1,947,936
5.875% 10/15/27(b)		393,000	391,458
6.75% 5/1/29(b)		890,000	858,494
8.75% 5/15/30(b)		843,000	887,848
IHS Holding Ltd.:
5.625% 11/29/26(b)		1,005,000	976,106
6.25% 11/29/28(b)		130,000	119,519
Iliad Holding SAS:
7% 10/15/28(b)		70,000	71,046
8.5% 4/15/31(b)		1,377,000	1,459,161
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	400,000	444,147
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		110,000	68,475
3.875% 10/15/30(b)		395,000	268,785
4% 4/15/31(b)		330,000	221,097
4.5% 4/1/30(b)		935,000	685,384
4.875% 6/15/29(b)		70,000	54,429
10.5% 5/15/30(b)		1,846,000	1,977,934
11% 11/15/29(b)		351,548	385,405
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,240,000	1,392,787
Optics Bidco SpA 7.2% 7/18/36 (b)		974,000	1,022,990
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		350,000	312,266
Sable International Finance Ltd. 5.75% 9/7/27 (b)		1,300,000	1,280,903
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		1,773,000	1,682,577
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		235,000	233,091
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		200,000	193,250
Telstra Group Ltd. 3.5% 9/3/36 (Reg. S)	EUR	1,200,000	1,323,018
Verizon Communications, Inc.:
2.355% 3/15/32		2,100,000	1,784,182
2.55% 3/21/31		37,892,000	33,331,038
2.987% 10/30/56		1,624,000	1,043,445
3.75% 2/28/36	EUR	425,000	470,799
4.78% 2/15/35(b)		1,373,000	1,353,844
4.862% 8/21/46		875,000	826,895
5.012% 4/15/49		38,000	37,693
Virgin Media Finance PLC 5% 7/15/30 (b)		405,000	350,947
Windstream Escrow LLC 7.75% 8/15/28 (b)		1,940,000	1,893,646
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)		1,085,000	947,025
			83,066,408
Entertainment - 0.0%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (b)		400,000	156,000
Roblox Corp. 3.875% 5/1/30 (b)		1,717,000	1,581,782
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	895,000	1,024,729
			2,762,511
Interactive Media & Services - 0.0%
Baidu, Inc. 2.375% 10/9/30		744,000	656,379
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		350,000	336,830
2.39% 6/3/30(b)		600,000	534,938
			1,528,147
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,462,000	1,370,714
Altice Financing SA:
5% 1/15/28(b)		50,000	40,157
5.75% 8/15/29(b)		4,020,000	3,096,625
Altice France Holding SA 6% 2/15/28 (b)		840,000	270,544
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		960,000	774,154
4.5% 5/1/32		2,008,000	1,714,540
4.5% 6/1/33(b)		2,302,000	1,924,473
4.75% 3/1/30(b)		3,439,000	3,134,748
5% 2/1/28(b)		1,000,000	963,601
5.375% 6/1/29(b)		2,704,000	2,564,914
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29		6,859,000	6,061,194
4.4% 4/1/33		58,444,000	53,120,577
5.25% 4/1/53		21,467,000	17,578,824
5.375% 5/1/47		5,606,000	4,675,071
5.5% 4/1/63		2,937,000	2,354,693
5.75% 4/1/48		1,936,000	1,680,768
6.1% 6/1/29		5,156,000	5,327,064
6.484% 10/23/45		2,711,000	2,591,263
6.55% 6/1/34		3,012,000	3,120,092
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)(c)		1,200,000	1,172,295
7.5% 6/1/29(b)		620,000	522,798
7.875% 4/1/30(b)		1,506,000	1,573,555
9% 9/15/28(b)		155,000	164,760
Comcast Corp.:
3.9% 3/1/38		71,000	62,919
4.65% 7/15/42		162,000	150,912
CSC Holdings LLC:
3.375% 2/15/31(b)		1,010,000	649,473
4.125% 12/1/30(b)		325,000	214,324
4.625% 12/1/30(b)		1,645,000	643,185
5.375% 2/1/28(b)		1,430,000	1,099,513
5.5% 4/15/27(b)		600,000	489,532
Discovery Communications LLC 3.625% 5/15/30		5,580,000	4,952,861
DISH DBS Corp.:
5.75% 12/1/28(b)		1,194,000	918,673
5.875% 11/15/24		260,000	252,376
DISH Network Corp. 11.75% 11/15/27 (b)		4,442,000	4,516,470
Fox Corp.:
4.709% 1/25/29		145,000	146,016
5.476% 1/25/39		143,000	142,461
5.576% 1/25/49		95,000	91,917
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		1,170,000	944,885
6.75% 10/15/27(b)		1,568,000	1,433,609
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		1,260,000	1,339,245
Sirius XM Radio, Inc.:
3.875% 9/1/31(b)(c)		2,100,000	1,802,001
4.125% 7/1/30(b)		635,000	569,965
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		965,000	877,552
Time Warner Cable LLC:
5.5% 9/1/41		16,000	13,846
5.875% 11/15/40		1,356,000	1,224,047
6.55% 5/1/37		157,000	154,897
6.75% 6/15/39		674,000	670,159
7.3% 7/1/38		211,000	220,669
Univision Communications, Inc.:
4.5% 5/1/29(b)		1,500,000	1,316,354
6.625% 6/1/27(b)		471,000	466,206
7.375% 6/30/30(b)		799,000	766,912
8% 8/15/28(b)		285,000	288,344
8.5% 7/31/31(b)		920,000	918,173
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,185,000	1,046,476
VTR Finance BV 6.375% 7/15/28 (b)		360,000	329,400
Warnermedia Holdings, Inc.:
3.755% 3/15/27		1,175,000	1,125,702
4.054% 3/15/29		1,858,000	1,735,873
4.279% 3/15/32		49,724,000	43,466,279
4.693% 5/17/33 (Reg. S)	EUR	850,000	928,043
5.05% 3/15/42		1,219,000	976,827
5.141% 3/15/52		14,969,000	11,385,400
Ziggo Bond Co. BV 6% 1/15/27 (b)		450,000	448,705
Ziggo BV 4.875% 1/15/30 (b)		774,000	721,614
			205,299,239
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		685,000	683,502
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		2,893,000	2,848,039
CT Trust 5.125% 2/3/32 (b)		500,000	448,125
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		1,775,000	1,704,352
Millicom International Cellular SA:
4.5% 4/27/31(b)		1,258,000	1,118,840
6.25% 3/25/29(b)		630,000	620,865
7.375% 4/2/32(b)		677,000	683,364
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		8,412,000	7,138,785
3.875% 4/15/30		35,005,000	33,678,176
4.375% 4/15/40		207,000	186,561
4.5% 4/15/50		407,000	353,140
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,740,000	1,512,657
Vodafone Group PLC 4.875% 10/3/78 (Reg. S) (d)	GBP	385,000	499,947
VTR Comunicaciones SpA 5.125% 1/15/28 (b)		775,000	710,822
			52,187,175
TOTAL COMMUNICATION SERVICES			344,843,480

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
Dana, Inc. 4.25% 9/1/30		298,000	268,376
Hertz Corp. 12.625% 7/15/29 (b)		65,000	69,236
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		1,579,000	1,643,283
6.5% 3/26/31(b)		650,000	685,330
8.125% 3/30/29(b)		1,318,000	1,400,668
8.375% 5/1/28(b)		495,000	524,469
Metalsa SA de CV 3.75% 5/4/31 (b)		325,000	272,188
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	600,000	688,075
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	1,200,000	1,355,900
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	600,000	641,685
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	700,000	729,942
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		655,000	649,248
6.75% 4/23/30(b)		1,603,000	1,647,830
6.875% 4/14/28(b)		365,000	377,096
6.875% 4/23/32(b)		455,000	472,756
			11,426,082
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		760,000	773,968
General Motors Financial Co., Inc.:
2.25% 9/6/24 (Reg. S)	GBP	350,000	459,556
4.35% 4/9/25		3,810,000	3,789,865
McLaren Finance PLC 7.5% 8/1/26 (b)		786,000	690,498
RCI Banque SA 5.5% 10/9/34 (Reg. S) (d)	EUR	500,000	563,127
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(d)(e)		4,121,000	4,121,334
			10,398,348
Broadline Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	171,638
JD.com, Inc. 3.375% 1/14/30		355,000	334,335
John Lewis PLC 6.125% 1/21/25	GBP	1,515,000	1,992,307
Kohl's Corp. 4.25% 7/17/25		40,000	39,619
Match Group Holdings II LLC:
3.625% 10/1/31(b)(c)		296,000	262,837
4.125% 8/1/30(b)		785,000	723,093
Nordstrom, Inc. 4.375% 4/1/30 (c)		1,320,000	1,212,211
Prosus NV:
3.061% 7/13/31(b)		590,000	506,109
3.68% 1/21/30(b)		200,000	184,250
4.193% 1/19/32(b)		600,000	544,500
			5,970,899
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)		650,000	666,734
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		585,000	626,633
			1,293,367
Diversified Consumer Services - 0.1%
Service Corp. International:
4% 5/15/31		330,000	302,828
5.125% 6/1/29		615,000	607,745
Sotheby's 7.375% 10/15/27 (b)		851,000	812,660
StoneMor, Inc. 8.5% 5/15/29 (b)		285,000	253,596
TKC Holdings, Inc.:
6.875% 5/15/28(b)		1,085,000	1,077,973
10.5% 5/15/29(b)		1,290,000	1,286,752
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		2,159,000	2,149,083
			6,490,637
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		576,000	550,044
4% 10/15/30(b)		1,855,000	1,699,145
4.375% 1/15/28(b)		600,000	580,041
5.75% 4/15/25(b)		130,000	129,780
6.125% 6/15/29(b)		1,280,000	1,307,232
Aramark Services, Inc.:
5% 4/1/25(b)		275,000	274,451
5% 2/1/28(b)		1,496,000	1,467,332
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		700,000	710,500
6.4% 1/15/34(b)		200,000	218,625
Boyd Gaming Corp. 4.75% 6/15/31 (b)(c)		400,000	376,354
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)(c)		600,000	567,545
6.5% 2/15/32(b)		1,280,000	1,315,368
7% 2/15/30(b)		900,000	932,011
8.125% 7/1/27(b)		1,190,000	1,215,276
Carnival Corp.:
5.75% 3/1/27(b)		80,000	80,265
6% 5/1/29(b)		1,220,000	1,225,455
7.625% 3/1/26(b)		1,955,000	1,974,804
10.5% 6/1/30(b)		1,870,000	2,029,605
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		150,000	139,500
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(b)		900,000	841,953
6.75% 1/15/30(b)		1,990,000	1,788,927
Garden SpinCo Corp. 8.625% 7/20/30 (b)		90,000	98,209
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		750,000	670,547
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		2,348,000	2,104,590
4% 5/1/31(b)		450,000	415,829
5.875% 4/1/29(b)		495,000	504,440
6.125% 4/1/32(b)		800,000	820,214
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)		1,312,000	1,327,812
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		620,000	591,482
Life Time, Inc.:
5.75% 1/15/26(b)		715,000	715,117
8% 4/15/26(b)		1,755,000	1,781,446
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		69,000	68,561
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		1,468,000	1,383,973
McDonald's Corp.:
3.5% 7/1/27		269,000	263,232
4.2% 4/1/50		1,792,000	1,500,794
Meituan:
2.125% 10/28/25(b)		400,000	386,044
3.05% 10/28/30(b)		800,000	716,512
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		200,000	182,321
5.75% 7/21/28(b)		220,000	209,458
Merlin Entertainments Group 7.375% 2/15/31 (b)		258,000	257,046
MGM Resorts International 6.5% 4/15/32		778,000	783,562
NCL Corp. Ltd.:
3.625% 12/15/24(b)		770,000	764,664
7.75% 2/15/29(b)		1,362,000	1,453,507
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		15,000	15,460
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		101,000	99,219
5.375% 7/15/27(b)		530,000	530,906
5.5% 8/31/26(b)		1,600,000	1,602,267
6% 2/1/33(b)		1,275,000	1,306,095
6.25% 3/15/32(b)		1,884,000	1,945,641
7.25% 1/15/30(b)		200,000	211,432
Station Casinos LLC:
4.5% 2/15/28(b)		610,000	585,460
6.625% 3/15/32(b)		840,000	856,862
Viking Cruises Ltd.:
6.25% 5/15/25(b)		500,000	499,887
9.125% 7/15/31(b)		275,000	301,691
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	100,000	121,417
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		340,000	337,739
Wynn Macau Ltd.:
4.875% 10/1/24(b)		325,000	324,110
5.5% 10/1/27(b)		100,000	96,684
Yum! Brands, Inc.:
3.625% 3/15/31		400,000	367,141
4.625% 1/31/32		1,741,000	1,650,064
			47,275,648
Household Durables - 0.0%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)		370,000	348,228
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		565,000	575,177
Landsea Homes Corp. 8.875% 4/1/29 (b)		505,000	522,697
LGI Homes, Inc.:
4% 7/15/29(b)		512,000	464,861
8.75% 12/15/28(b)		210,000	223,745
Newell Brands, Inc.:
5.7% 4/1/26		635,000	632,757
6.875% 4/1/36(f)		460,000	437,424
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,755,000	1,835,154
TopBuild Corp. 4.125% 2/15/32 (b)		892,000	811,885
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		295,000	296,802
			6,148,730
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		1,560,000	1,585,328
Specialty Retail - 0.4%
Arko Corp. 5.125% 11/15/29 (b)		595,000	528,467
AutoNation, Inc. 4.75% 6/1/30		127,000	125,474
AutoZone, Inc. 4% 4/15/30		4,155,000	4,036,281
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		1,000,000	1,012,493
Carvana Co.:
4.875% 9/1/29(b)		785,000	660,226
5.625% 10/1/25(b)		1,370,000	1,339,189
5.875% 10/1/28(b)		650,000	584,225
12% 12/1/28 pay-in-kind(b)(d)		1,232,144	1,278,921
13% 6/1/30 pay-in-kind(b)(d)		154,425	164,857
14% 6/1/31 pay-in-kind(b)(d)		1,128,157	1,284,817
Champions Financing, Inc. 8.75% 2/15/29 (b)		1,742,000	1,786,694
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		135,000	137,337
Hudson Automotive Group 8% 5/15/32 (b)		335,000	353,341
LBM Acquisition LLC 6.25% 1/15/29 (b)		1,670,000	1,509,619
LCM Investments Holdings 8.25% 8/1/31 (b)		421,000	447,629
Lowe's Companies, Inc.:
3.35% 4/1/27		191,000	186,281
3.75% 4/1/32		20,021,000	18,812,542
4.25% 4/1/52		2,401,000	1,969,377
4.45% 4/1/62		3,945,000	3,220,362
4.5% 4/15/30		176,000	176,309
5.625% 4/15/53		21,000	21,236
Michaels Companies, Inc.:
5.25% 5/1/28(b)		553,000	434,184
7.875% 5/1/29(b)		140,000	81,959
O'Reilly Automotive, Inc. 4.2% 4/1/30		188,000	184,623
Sally Holdings LLC 6.75% 3/1/32 (c)		845,000	861,961
Staples, Inc.:
10.75% 9/1/29(b)		1,740,000	1,638,914
12.75% 1/15/30(b)		863,699	667,531
TJX Companies, Inc. 3.875% 4/15/30		4,000	3,909
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)		1,050,000	1,100,012
			44,608,770
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)		600,000	539,293
Tapestry, Inc.:
7% 11/27/26		1,959,000	2,020,693
7.05% 11/27/25		726,000	739,457
7.35% 11/27/28		3,039,000	3,187,690
7.7% 11/27/30		5,803,000	6,179,060
7.85% 11/27/33		4,539,000	4,856,855
Wolverine World Wide, Inc. 4% 8/15/29 (b)		740,000	630,153
			18,153,201
TOTAL CONSUMER DISCRETIONARY			153,351,010

CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		624,000	575,551
4.5% 6/1/50		6,964,000	6,495,282
4.75% 4/15/58		653,000	610,618
5.45% 1/23/39		377,000	396,709
5.55% 1/23/49		2,806,000	2,940,527
5.8% 1/23/59 (Reg. S)		5,802,000	6,369,409
Central American Bottling Corp. 5.25% 4/27/29 (b)		595,000	573,617
Molson Coors Beverage Co. 3% 7/15/26		4,389,000	4,268,935
The Coca-Cola Co.:
3.375% 3/25/27		1,134,000	1,116,110
3.45% 3/25/30		562,000	541,251
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		1,363,000	1,347,899
			25,235,908
Consumer Staples Distribution & Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(b)		420,000	388,983
4.875% 2/15/30(b)		1,939,000	1,895,106
6.5% 2/15/28(b)		445,000	450,732
C&S Group Enterprises LLC 5% 12/15/28 (b)		1,387,000	1,047,745
Dollar Tree, Inc. 4% 5/15/25		2,307,000	2,288,224
KeHE Distributor / Nextwave 9% 2/15/29 (b)		1,267,000	1,321,831
Kroger Co.:
4.65% 9/15/29		4,860,000	4,859,754
4.9% 9/15/31		4,860,000	4,856,363
5% 9/15/34		4,860,000	4,844,895
Minerva Luxembourg SA 8.875% 9/13/33 (b)		300,000	323,830
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		310,000	310,871
Performance Food Group, Inc. 5.5% 10/15/27 (b)		1,099,000	1,092,737
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	1,000,000	1,173,748
Sigma Holdco BV 7.875% 5/15/26 (b)		1,385,000	1,366,192
Sysco Corp.:
5.95% 4/1/30		948,000	1,011,795
6.6% 4/1/50		530,000	609,156
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	920,000	1,084,034
U.S. Foods, Inc.:
4.75% 2/15/29(b)		1,400,000	1,365,065
6.875% 9/15/28(b)		437,000	454,579
United Natural Foods, Inc. 6.75% 10/15/28 (b)		205,000	192,534
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		440,000	440,495
			31,378,669
Food Products - 0.1%
Adecoagro SA 6% 9/21/27 (b)		130,000	128,497
Camposol SA 6% 2/3/27 (b)		408,000	368,045
Darling Ingredients, Inc. 6% 6/15/30 (b)(c)		1,012,000	1,024,387
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)		847,000	891,045
JBS U.S.A. Food Co. 3.625% 1/15/32 (b)		80,000	71,887
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		1,970,000	1,814,619
MARB BondCo PLC 3.95% 1/29/31 (b)		615,000	520,290
Post Holdings, Inc.:
4.5% 9/15/31(b)		51,000	47,456
4.625% 4/15/30(b)		180,000	171,074
5.5% 12/15/29(b)		1,238,000	1,216,731
5.625% 1/15/28(b)		49,000	48,873
6.25% 2/15/32(b)		1,130,000	1,158,827
6.375% 3/1/33(b)		645,000	649,709
			8,111,440
Household Products - 0.0%
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31(b)		295,000	303,546
10.75% 6/30/32(b)		295,000	294,087
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	885,000	993,295
Resideo Funding, Inc. 6.5% 7/15/32 (b)		470,000	478,490
			2,069,418
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		320,000	332,346
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46		703,000	537,758
4.25% 8/9/42		448,000	376,457
4.5% 5/2/43		289,000	249,136
4.8% 2/14/29		86,000	86,494
5.95% 2/14/49		300,000	309,149
BAT Capital Corp.:
4.7% 4/2/27		3,039,000	3,048,344
4.906% 4/2/30		23,185,000	23,314,273
5.282% 4/2/50		1,336,000	1,218,260
5.834% 2/20/31		1,000,000	1,049,623
6.421% 8/2/33		532,000	576,859
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	1,200,000	1,330,496
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	2,010,000	2,364,321
Imperial Brands Finance PLC 6.125% 7/27/27 (b)		3,927,000	4,063,891
Reynolds American, Inc.:
4.45% 6/12/25		33,000	32,829
5.7% 8/15/35		28,000	28,669
5.85% 8/15/45		180,000	176,306
			38,762,865
TOTAL CONSUMER STAPLES			105,890,646

ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)		680,000	688,481
Guara Norte SARL 5.198% 6/15/34 (b)		248,445	235,193
Halliburton Co.:
3.8% 11/15/25		2,000	1,978
4.85% 11/15/35		55,000	54,295
Nabors Industries, Inc.:
8.875% 8/15/31(b)		380,000	380,765
9.125% 1/31/30(b)		95,000	101,801
Oleoducto Central SA 4% 7/14/27 (b)		299,000	285,452
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		389,000	410,620
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,530,000	1,555,819
Star Holding LLC 8.75% 8/1/31 (b)		245,000	240,014
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		900,000	936,281
Transocean Aquila Ltd. 8% 9/30/28 (b)		376,000	386,662
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		540,000	540,392
Transocean, Inc.:
8% 2/1/27(b)		1,158,000	1,157,881
8.25% 5/15/29(b)		450,000	455,571
8.5% 5/15/31(b)		580,000	588,531
8.75% 2/15/30(b)		335,750	354,665
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)		545,000	559,804
Valaris Ltd. 8.375% 4/30/30 (b)		1,202,000	1,253,967
Vallourec SA 7.5% 4/15/32 (b)		1,355,000	1,426,848
Viridien 8.75% 4/1/27 (b)		1,637,000	1,568,294
Yinson Boronia Production BV 8.947% 7/31/42 (b)		934,000	978,879
			14,162,193
Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(b)		496,000	490,062
5.75% 3/1/27(b)		338,000	336,687
Baytex Energy Corp. 7.375% 3/15/32 (b)		773,000	800,585
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		195,000	202,831
7.25% 7/15/32(b)		640,000	671,029
California Resources Corp.:
7.125% 2/1/26(b)		88,000	88,342
8.25% 6/15/29(b)		2,083,000	2,148,463
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		392,000	385,417
Canacol Energy Ltd. 5.75% 11/24/28 (b)		1,560,000	898,950
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,600,000	5,457,310
3.85% 6/1/27		2,800,000	2,746,034
5.85% 2/1/35		1,246,000	1,293,017
6.25% 3/15/38		800,000	852,420
Cenovus Energy, Inc.:
2.65% 1/15/32		2,134,000	1,820,726
3.75% 2/15/52		210,000	152,767
5.25% 6/15/37		1,285,000	1,263,256
5.4% 6/15/47		168,000	161,179
6.75% 11/15/39		257,000	287,368
Cheniere Energy Partners LP 5.75% 8/15/34 (b)		640,000	662,621
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		1,046,000	1,051,886
7% 6/15/25(b)		651,000	651,393
8.375% 1/15/29(b)		1,565,000	1,625,583
CNX Midstream Partners LP 4.75% 4/15/30 (b)		935,000	872,061
CNX Resources Corp.:
6% 1/15/29(b)		248,000	248,685
7.25% 3/1/32(b)		1,160,000	1,214,608
7.375% 1/15/31(b)(c)		480,000	501,603
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		5,985,000	6,286,944
6.036% 11/15/33(b)		2,478,000	2,616,335
6.497% 8/15/43(b)		423,000	459,792
6.544% 11/15/53(b)		762,000	845,084
6.714% 8/15/63(b)		456,000	506,960
Comstock Resources, Inc.:
5.875% 1/15/30(b)		1,995,000	1,886,117
6.75% 3/1/29(b)(c)		990,000	973,804
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		1,500,000	1,620,669
Crescent Energy Finance LLC 7.625% 4/1/32 (b)		240,000	247,479
CVR Energy, Inc.:
5.75% 2/15/28(b)		2,017,000	1,902,117
8.5% 1/15/29(b)		1,819,000	1,853,197
DCP Midstream Operating LP 5.125% 5/15/29		1,190,000	1,209,510
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28(b)		1,925,000	1,939,926
8.625% 3/15/29(b)		1,074,000	1,129,286
DT Midstream, Inc. 4.125% 6/15/29 (b)		1,030,000	978,489
Ecopetrol SA:
4.625% 11/2/31		610,000	515,877
8.375% 1/19/36		240,000	243,077
8.875% 1/13/33		1,030,000	1,092,830
EG Global Finance PLC 12% 11/30/28 (b)		4,247,000	4,632,725
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		1,315,000	1,151,858
Empresa Nacional de Petroleo:
5.95% 7/30/34(b)		200,000	207,500
6.15% 5/10/33(b)		300,000	313,500
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		650,000	618,069
5.375% 3/30/28 (Reg. S)(b)		475,000	429,068
Energean PLC 6.5% 4/30/27 (b)		1,120,000	1,105,597
Energy Transfer LP:
3.75% 5/15/30		53,877,000	50,963,295
4.95% 6/15/28		291,000	294,016
5% 5/15/50		1,080,000	957,860
5.25% 4/15/29		3,592,000	3,672,207
5.4% 10/1/47		6,100,000	5,703,455
5.8% 6/15/38		154,000	157,804
6% 6/15/48		1,886,000	1,904,476
6.25% 4/15/49		109,000	113,413
7.375% 2/1/31(b)		2,262,000	2,408,286
EnLink Midstream LLC:
5.625% 1/15/28(b)		1,018,000	1,036,750
6.5% 9/1/30(b)		1,111,000	1,187,777
Enterprise Products Operating LP 3.7% 2/15/26		5,310,000	5,255,223
EQM Midstream Partners LP:
4.75% 1/15/31(b)(c)		434,000	416,986
6.5% 7/1/27(b)		195,000	199,873
7.5% 6/1/27(b)		425,000	437,989
Exxon Mobil Corp. 3.482% 3/19/30		2,903,000	2,795,622
FEL Energy VI SARL 5.75% 12/1/40 (b)		263,004	248,374
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		93,196	82,042
2.625% 3/31/36(b)		1,340,000	1,133,975
GeoPark Ltd. 5.5% 1/17/27 (b)		300,000	282,939
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,725,000	1,737,336
7% 8/1/27		787,000	793,752
8.25% 1/15/32(b)		200,000	207,914
Golar LNG Ltd. 7% 10/20/25 (b)		855,000	854,376
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		1,290,000	1,253,719
Harbour Energy PLC 5.5% 10/15/26 (b)		190,000	188,602
Harvest Midstream I LP:
7.5% 9/1/28(b)		1,290,000	1,320,191
7.5% 5/15/32(b)		320,000	336,402
Hess Corp.:
5.6% 2/15/41		7,867,000	8,044,599
5.8% 4/1/47		360,000	373,432
7.125% 3/15/33		110,000	125,304
7.3% 8/15/31		4,272,000	4,874,443
7.875% 10/1/29		303,000	346,069
Hess Midstream Operations LP:
4.25% 2/15/30(b)		836,000	790,121
5.125% 6/15/28(b)		1,735,000	1,715,174
5.625% 2/15/26(b)		505,000	503,616
6.5% 6/1/29(b)		550,000	567,487
HF Sinclair Corp.:
5% 2/1/28(b)		600,000	591,394
6.375% 4/15/27(b)		180,000	181,390
Howard Midstream Energy Partners LLC:
7.375% 7/15/32(b)		405,000	419,281
8.875% 7/15/28(b)		1,370,000	1,460,484
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		585,000	498,531
5.375% 4/24/30(b)		85,000	84,044
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		287,000	276,764
6.55% 9/15/40		13,000	13,918
Kinder Morgan, Inc.:
5.05% 2/15/46		34,000	30,870
5.55% 6/1/45		193,000	187,221
Kinetik Holdings LP:
5.875% 6/15/30(b)		775,000	777,489
6.625% 12/15/28(b)		1,056,000	1,088,083
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		1,145,000	1,136,058
7.5% 3/1/28(b)		514,000	497,938
7.75% 5/1/27(b)		110,000	108,797
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		595,000	585,138
Matador Resources Co. 6.5% 4/15/32 (b)		970,000	984,438
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		935,795	844,262
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		330,000	330,116
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		434,000	459,226
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		293,000	296,388
Mesquite Energy, Inc. 7.25% (b)(g)(h)		269,000	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)		691,000	696,946
MPLX LP:
2.65% 8/15/30		9,468,000	8,462,132
4.8% 2/15/29		83,000	83,784
4.875% 12/1/24		160,000	159,742
4.95% 9/1/32		6,361,000	6,296,460
5.5% 2/15/49		249,000	238,763
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		817,000	739,191
NAK Naftogaz Ukraine 7.65% (Reg. S)		395,167	341,819
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		5,041,000	4,363,623
6.75% 9/15/25(b)		2,204,000	2,149,204
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		910,000	930,433
8.75% 6/15/31(b)		395,000	421,909
Occidental Petroleum Corp.:
4.2% 3/15/48		146,000	113,031
4.4% 4/15/46		800,000	656,365
5.55% 3/15/26		1,088,000	1,096,954
6.2% 3/15/40		150,000	156,764
6.45% 9/15/36		1,268,000	1,374,217
6.6% 3/15/46		216,000	233,236
7.5% 5/1/31		36,732,500	41,670,560
7.875% 9/15/31		65,000	75,043
Ovintiv, Inc.:
5.15% 11/15/41		1,386,000	1,208,354
6.625% 8/15/37		1,341,000	1,431,951
7.375% 11/1/31		290,000	324,025
8.125% 9/15/30		652,000	753,324
Parkland Corp.:
4.5% 10/1/29(b)		569,000	537,122
4.625% 5/1/30(b)		1,730,000	1,618,040
6.625% 8/15/32(b)		200,000	202,095
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28(c)		300,000	297,054
7.875% 9/15/30(b)		1,518,000	1,578,512
Permian Resources Operating LLC:
5.875% 7/1/29(b)		2,071,000	2,071,000
6.25% 2/1/33(b)		295,000	302,494
7% 1/15/32(b)		275,000	288,478
Petroleos de Venezuela SA:
5.375%(g)		1,100,000	112,255
9.75%(b)(g)		970,000	112,035
Petroleos Mexicanos:
4.5% 1/23/26		1,357,000	1,304,840
5.95% 1/28/31		66,380,000	54,908,872
6.35% 2/12/48		11,201,000	7,394,004
6.49% 1/23/27		435,000	422,008
6.5% 3/13/27		1,434,000	1,379,150
6.625% 6/15/35		2,300,000	1,787,100
6.7% 2/16/32		10,168,000	8,729,228
6.75% 9/21/47		6,090,000	4,143,575
6.95% 1/28/60		5,285,000	3,599,772
7.69% 1/23/50		26,963,000	20,011,939
Petronas Capital Ltd.:
3.404% 4/28/61(b)		355,000	251,230
3.5% 4/21/30(b)		200,000	189,550
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		300,000	297,938
Phillips 66 Co. 3.85% 4/9/25		98,000	97,163
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,880,000	4,593,573
3.6% 11/1/24		139,000	138,518
Prairie Acquiror LP 9% 8/1/29 (b)		135,000	141,202
PT Adaro Indonesia 4.25% 10/31/24 (b)		300,000	298,452
PT Pertamina Persero 4.175% 1/21/50 (b)		125,000	102,219
QatarEnergy:
1.375% 9/12/26(b)		400,000	377,376
2.25% 7/12/31(b)		1,750,000	1,526,875
3.125% 7/12/41(b)		1,090,000	861,100
3.3% 7/12/51(b)		1,384,000	1,027,274
Rockies Express Pipeline LLC 4.95% 7/15/29 (b)		1,460,000	1,395,398
Sabine Pass Liquefaction LLC 4.5% 5/15/30		2,431,000	2,405,596
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		2,445,000	2,131,734
3.25% 11/24/50(b)		695,000	487,369
3.5% 4/16/29(b)		455,000	434,952
3.5% 11/24/70(b)		809,000	546,075
4.25% 4/16/39(b)		1,165,000	1,057,412
4.375% 4/16/49(b)		95,000	81,641
5.875% 7/17/64(b)		200,000	202,570
Seplat Energy PLC 7.75% 4/1/26 (b)		105,000	104,508
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)		511,000	538,197
SM Energy Co.:
6.75% 8/1/29(b)		918,000	932,326
7% 8/1/32(b)		145,000	148,548
Southwestern Energy Co. 4.75% 2/1/32		1,272,000	1,205,579
Sunoco Logistics Partners, LP:
7% 5/1/29(b)		245,000	255,213
7.25% 5/1/32(b)		370,000	391,332
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		1,156,000	1,109,882
5.875% 3/15/28		610,000	610,595
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		1,382,000	1,333,457
6% 12/31/30(b)		4,843,000	4,618,544
Talos Production, Inc. 9.375% 2/1/31 (b)		625,000	667,466
Teine Energy Ltd. 6.875% 4/15/29 (b)		149,000	148,339
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		675,000	576,707
The Williams Companies, Inc.:
3.5% 11/15/30		51,855,000	48,586,620
3.9% 1/15/25		521,000	518,172
4% 9/15/25		180,000	178,331
4.65% 8/15/32		3,093,000	3,042,628
5.3% 8/15/52		406,000	388,732
5.4% 3/2/26		1,365,000	1,378,178
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		1,722,000	1,598,762
3.95% 5/15/50		542,000	426,618
Tullow Oil PLC:
7% 3/1/25(b)		655,000	638,219
10.25% 5/15/26(b)		1,471,000	1,423,487
Venture Global Calcasieu Pass LLC:
3.875% 11/1/33(b)		400,000	355,824
4.125% 8/15/31(b)		684,000	634,058
6.25% 1/15/30(b)		1,960,000	2,037,839
Venture Global LNG, Inc. 7% 1/15/30 (b)		70,000	71,564
Viper Energy, Inc. 7.375% 11/1/31 (b)		125,000	132,732
Western Midstream Operating LP:
4.05% 2/1/30		8,071,000	7,725,565
4.5% 3/1/28		300,000	295,865
4.65% 7/1/26		96,000	95,507
4.75% 8/15/28		80,000	79,618
5.3% 3/1/48		495,000	447,410
			461,906,464
TOTAL ENERGY			476,068,657

FINANCIALS - 12.6%
Banks - 6.2%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	1,100,000	1,234,508
Access Bank PLC 6.125% 9/21/26 (b)		225,000	213,680
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(d)	EUR	1,375,000	1,475,383
5.25% 10/23/31 (Reg. S)(d)	EUR	1,460,000	1,751,561
6.608% 9/13/29(b)(d)		335,000	355,163
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (d)		1,200,000	1,248,575
Banco Do Brasil SA 6% 3/18/31 (b)		465,000	471,371
Bancolombia SA 8.625% 12/24/34 (d)		270,000	282,909
Bank of America Corp.:
2.299% 7/21/32(d)		4,641,000	3,950,516
2.592% 4/29/31(d)		24,881,000	22,319,588
3.419% 12/20/28(d)		112,475,000	108,448,665
4.25% 10/22/26		2,667,000	2,653,232
5.015% 7/22/33(d)		19,574,000	19,802,026
Bank of Ireland Group PLC:
4.625% 11/13/29 (Reg. S)(d)	EUR	400,000	461,201
5.601% 3/20/30(b)(d)		1,050,000	1,074,712
Barclays PLC:
2.279% 11/24/27(d)		8,400,000	7,949,907
2.645% 6/24/31(d)		5,000,000	4,423,655
5.262% 1/29/34 (Reg. S)(d)	EUR	2,755,000	3,315,557
5.69% 3/12/30(d)		11,590,000	11,948,629
5.829% 5/9/27(d)		3,236,000	3,281,568
6.224% 5/9/34(d)		4,701,000	4,994,242
6.49% 9/13/29(d)		12,895,000	13,659,880
7.437% 11/2/33(d)		1,355,000	1,543,974
8.407% 11/14/32 (Reg. S)(d)	GBP	200,000	279,284
BNP Paribas SA:
2.159% 9/15/29(b)(d)		1,350,000	1,217,406
2.219% 6/9/26(b)(d)		4,250,000	4,151,788
2.5% 3/31/32 (Reg. S)(d)	EUR	1,800,000	1,914,260
4.125% 5/24/33 (Reg. S)	EUR	600,000	697,797
BPCE SA:
5.716% 1/18/30(b)(d)		500,000	512,227
7.003% 10/19/34(b)(d)		425,000	470,304
Citigroup, Inc.:
3.875% 3/26/25		2,657,000	2,636,672
4.3% 11/20/26		5,255,000	5,222,035
4.4% 6/10/25		556,000	552,941
4.412% 3/31/31(d)		23,018,000	22,641,135
4.45% 9/29/27		728,000	724,571
4.658% 5/24/28(d)		70,933,000	71,199,435
4.91% 5/24/33(d)		7,000,000	6,962,594
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	700,000	992,708
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		297,000	277,104
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	200,000	225,974
4% 1/10/30 (Reg. S)	EUR	900,000	1,028,381
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	1,585,000	1,948,037
3.875% 1/9/32 (Reg. S)(d)	EUR	1,700,000	1,902,658
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (d)	EUR	400,000	397,409
First Citizens Bank & Trust Co. 6.125% 3/9/28		174,000	180,271
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		590,000	565,193
8% 6/15/27(b)		675,000	707,255
HSBC Holdings PLC:
2.804% 5/24/32(d)		514,000	446,413
4.856% 5/23/33 (Reg. S)(d)	EUR	775,000	918,815
6.254% 3/9/34(d)		500,000	537,657
6.8% 9/14/31(d)	GBP	1,800,000	2,557,062
7.39% 11/3/28(d)		200,000	215,272
8.201% 11/16/34 (Reg. S)(d)	GBP	400,000	577,484
ING Groep NV:
4.5% 5/23/29 (Reg. S)(d)	EUR	1,300,000	1,488,491
4.75% 5/23/34 (Reg. S)(d)	EUR	1,900,000	2,253,503
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(d)		263,000	230,095
5.71% 1/15/26(b)		4,470,000	4,484,985
6.625% 6/20/33(b)		785,000	841,835
JPMorgan Chase & Co.:
2.739% 10/15/30(d)		4,783,000	4,379,443
2.956% 5/13/31(d)		2,101,000	1,910,995
3.761% 3/21/34 (Reg. S)(d)	EUR	650,000	725,885
3.875% 9/10/24		190,000	189,928
4.452% 12/5/29(d)		97,938,000	97,552,950
4.493% 3/24/31(d)		39,988,000	39,859,386
4.586% 4/26/33(d)		5,759,000	5,684,768
4.912% 7/25/33(d)		8,706,000	8,753,930
5.299% 7/24/29(d)		7,973,000	8,181,157
5.717% 9/14/33(d)		9,408,000	9,840,929
Jyske Bank A/S:
5% 10/26/28(d)	EUR	535,000	615,535
5.125% 5/1/35 (Reg. S)(d)	EUR	271,000	312,769
KBC Group NV 6.324% 9/21/34 (b)(d)		1,675,000	1,797,509
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	140,000	170,896
4.5% 1/11/29 (Reg. S)(d)	EUR	625,000	717,376
4.75% 9/21/31 (Reg. S)(d)	EUR	2,480,000	2,906,983
Magyar Export-Import Bank 6.125% 12/4/27 (b)		200,000	203,688
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	1,185,000	1,450,380
3.073% 5/22/28(d)		2,615,000	2,507,105
4.771% 2/16/29 (Reg. S)(d)	EUR	1,760,000	2,027,752
5.847% 3/2/27(d)		5,629,000	5,710,489
7.416% 6/6/33 (Reg. S)(d)	GBP	380,000	524,007
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	1,150,000	1,310,371
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (d)		200,000	210,750
Santander UK Group Holdings PLC 3.625% 1/14/26 (Reg. S)	GBP	358,000	462,809
Societe Generale:
1.488% 12/14/26(b)(d)		11,855,000	11,293,358
4.75% 11/24/25(b)		200,000	197,945
6.691% 1/10/34(b)(d)		1,900,000	2,036,421
Synchrony Bank:
5.4% 8/22/25		1,668,000	1,669,140
5.625% 8/23/27		1,510,000	1,531,420
UniCredit SpA:
5.459% 6/30/35(b)(d)		1,037,000	1,012,122
5.861% 6/19/32(b)(d)		190,000	189,571
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (d)	GBP	1,135,000	1,619,704
Wells Fargo & Co.:
3.526% 3/24/28(d)		78,741,000	76,671,990
4.478% 4/4/31(d)		30,657,000	30,342,501
4.897% 7/25/33(d)		12,817,000	12,754,580
5.013% 4/4/51(d)		2,888,000	2,767,274
5.499% 1/23/35(d)		902,000	930,824
5.574% 7/25/29(d)		4,958,000	5,119,803
6.303% 10/23/29(d)		5,374,000	5,700,504
Western Alliance Bancorp. 3% 6/15/31 (d)		1,697,000	1,534,597
Westpac Banking Corp. 4.11% 7/24/34 (d)		405,000	388,362
			712,587,459
Capital Markets - 3.2%
Ares Capital Corp.:
2.15% 7/15/26		7,000,000	6,601,233
3.875% 1/15/26		2,302,000	2,257,986
AssuredPartners, Inc.:
5.625% 1/15/29(b)		860,000	821,872
7.5% 2/15/32(b)		530,000	540,650
Athene Global Funding:
5.339% 1/15/27(b)		8,388,000	8,488,819
5.583% 1/9/29(b)		11,348,000	11,653,343
Blackstone Private Credit Fund:
4.7% 3/24/25		6,807,000	6,769,815
4.875% 4/14/26	GBP	905,000	1,164,837
7.05% 9/29/25		6,813,000	6,920,505
Coinbase Global, Inc. 3.625% 10/1/31 (b)		990,000	815,816
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(d)	EUR	600,000	659,047
4.5% 4/1/25		2,787,000	2,769,381
4.5% 7/12/35 (Reg. S)(d)	EUR	500,000	563,874
6.125% 12/12/30 (Reg. S)(d)	GBP	1,200,000	1,618,490
Deutsche Bank AG New York Branch:
3.729% 1/14/32(d)		3,000,000	2,652,853
5.882% 7/8/31(d)		5,000,000	5,065,132
6.72% 1/18/29(d)		2,411,000	2,538,262
6.819% 11/20/29(d)		5,293,000	5,632,177
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		16,686,000	14,207,549
3.102% 2/24/33(d)		5,872,000	5,194,108
3.691% 6/5/28(d)		80,410,000	78,507,885
3.75% 5/22/25		200,000	198,080
3.8% 3/15/30		3,355,000	3,234,765
3.814% 4/23/29(d)		6,641,000	6,453,898
4.25% 10/21/25		554,000	550,004
6.75% 10/1/37		6,606,000	7,445,708
Hightower Holding LLC:
6.75% 4/15/29(b)		411,000	392,390
9.125% 1/31/30(b)		1,260,000	1,304,734
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29(b)		548,000	523,035
7.125% 4/30/31(b)		780,000	819,187
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		159,000	151,093
Moody's Corp.:
3.25% 1/15/28		108,000	104,617
3.75% 3/24/25		822,000	816,399
Morgan Stanley:
2.699% 1/22/31(d)		2,000,000	1,810,703
3.622% 4/1/31(d)		22,606,000	21,449,147
3.955% 3/21/35 (Reg. S)(d)	EUR	650,000	727,457
4.35% 9/8/26		2,767,000	2,752,407
4.431% 1/23/30(d)		85,724,000	85,184,385
4.656% 3/2/29(d)	EUR	200,000	230,708
4.889% 7/20/33(d)		10,578,000	10,552,445
5.449% 7/20/29(d)		3,984,000	4,106,297
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29		3,599,000	3,689,160
StoneX Group, Inc. 7.875% 3/1/31 (b)		300,000	315,452
UBS Group AG:
1.494% 8/10/27(b)(d)		4,044,000	3,791,405
2.125% 11/15/29 (Reg. S)(d)	GBP	335,000	391,569
2.193% 6/5/26(b)(d)		3,100,000	3,031,440
2.593% 9/11/25(b)(d)		1,207,000	1,206,210
3.75% 3/26/25		250,000	248,027
3.869% 1/12/29(b)(d)		2,511,000	2,433,351
4.125% 9/24/25(b)		200,000	198,192
4.125% 6/9/33 (Reg. S)(d)	EUR	2,170,000	2,454,922
4.194% 4/1/31(b)(d)		8,283,000	8,003,880
4.55% 4/17/26		250,000	249,179
4.75% 3/17/32 (Reg. S)(d)	EUR	1,900,000	2,232,068
5.428% 2/8/30(b)(d)		17,100,000	17,519,883
6.537% 8/12/33(b)(d)		8,087,000	8,771,187
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		685,000	710,624
			369,497,642
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		684,000	679,596
2.45% 10/29/26		954,000	909,242
3% 10/29/28		1,019,000	953,018
3.3% 1/30/32		8,561,000	7,609,675
4.45% 4/3/26		276,000	273,954
5.1% 1/19/29		7,200,000	7,299,319
5.75% 6/6/28		12,100,000	12,514,079
6.45% 4/15/27		2,392,000	2,488,942
6.5% 7/15/25		603,000	608,809
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,491,028
5.75% 11/20/25		4,974,000	4,987,220
5.8% 5/1/25		832,000	833,664
6.7% 2/14/33(c)		1,928,000	1,984,702
7.1% 11/15/27		23,666,000	25,132,715
8% 11/1/31		9,128,000	10,417,818
Capital One Financial Corp.:
2.636% 3/3/26(d)		1,228,000	1,210,690
3.273% 3/1/30(d)		5,471,000	5,097,540
3.65% 5/11/27		5,794,000	5,652,501
3.8% 1/31/28		744,000	721,846
4.927% 5/10/28(d)		2,886,000	2,900,175
4.985% 7/24/26(d)		1,758,000	1,754,171
5.247% 7/26/30(d)		35,590,000	35,954,802
7.624% 10/30/31(d)		13,756,000	15,528,418
Capstone Borrower, Inc. 8% 6/15/30 (b)		305,000	321,252
Discover Financial Services:
3.75% 3/4/25		586,000	581,420
4.1% 2/9/27		197,000	193,605
4.5% 1/30/26		5,267,000	5,235,043
6.7% 11/29/32		500,000	544,923
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		1,240,000	1,297,565
9.25% 4/1/29(b)		710,000	755,796
Ford Motor Credit Co. LLC:
4.063% 11/1/24		2,533,000	2,525,401
4.445% 2/14/30	EUR	500,000	558,817
5.113% 5/3/29		2,400,000	2,375,822
6.05% 3/5/31		2,630,000	2,703,013
6.86% 6/5/26	GBP	370,000	496,584
7.122% 11/7/33		16,500,000	17,824,541
Navient Corp.:
4.875% 3/15/28		130,000	123,720
5% 3/15/27		130,000	127,480
5.625% 8/1/33		190,000	163,884
OneMain Finance Corp.:
3.875% 9/15/28		1,350,000	1,243,196
4% 9/15/30		900,000	796,543
7.125% 3/15/26		666,000	678,609
7.125% 11/15/31		65,000	65,678
7.5% 5/15/31		95,000	98,283
9% 1/15/29		1,897,000	2,015,534
PRA Group, Inc. 8.875% 1/31/30 (b)		440,000	454,782
Shriram Finance Ltd.:
4.15% 7/18/25(b)		300,000	294,564
6.625% 4/22/27(b)		700,000	706,566
SLM Corp. 4.2% 10/29/25		454,000	448,730
Synchrony Financial:
3.95% 12/1/27		1,916,000	1,846,155
5.15% 3/19/29		2,608,000	2,597,546
			195,078,976
Financial Services - 1.2%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		210,000	221,420
Block, Inc.:
3.5% 6/1/31		2,384,000	2,151,974
6.5% 5/15/32(b)		2,368,000	2,455,647
Boost Newco Borrower LLC 7.5% 1/15/31 (b)		1,745,000	1,860,606
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	630,000	730,572
Corebridge Financial, Inc.:
3.5% 4/4/25		575,000	569,011
3.65% 4/5/27		1,926,000	1,885,756
3.85% 4/5/29		31,300,000	30,218,213
3.9% 4/5/32		10,300,000	9,536,230
4.35% 4/5/42		218,000	187,560
4.4% 4/5/52		644,000	535,118
Cosan Luxembourg SA 7.25% 6/27/31 (b)		450,000	466,313
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28		200,000	204,000
Equitable Holdings, Inc.:
4.35% 4/20/28		5,256,000	5,189,337
4.572% 2/15/29(b)		132,000	130,789
GACI First Investment 5.25% 10/13/32 (Reg. S)		400,000	411,625
GGAM Finance Ltd.:
6.875% 4/15/29(b)		115,000	118,674
7.75% 5/15/26(b)		670,000	687,480
8% 2/15/27(b)		1,370,000	1,428,191
8% 6/15/28(b)		2,154,000	2,302,497
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		750,000	757,507
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		992,000	1,009,729
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		3,360,000	2,947,759
5.25% 5/15/27		220,000	212,025
6.25% 5/15/26		2,699,000	2,683,516
9% 6/15/30(b)		170,000	172,006
Jackson Financial, Inc.:
3.125% 11/23/31		1,658,000	1,434,790
5.17% 6/8/27		818,000	829,123
5.67% 6/8/32		1,733,000	1,788,972
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		2,610,000	2,478,058
3% 5/15/32		2,415,000	2,063,945
5.125% 2/1/28		1,285,000	1,291,480
5.5% 1/15/30		47,475,000	47,819,146
5.75% 4/1/33		2,984,000	3,054,598
KfW 0% 12/15/27 (Reg. S)	EUR	1,200,000	1,223,009
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,095,000	1,069,463
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		300,000	322,688
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		850,000	790,577
4.375% 11/22/33(b)		200,000	194,750
5.084% 5/22/53(b)		650,000	642,688
5.5% 4/28/33(b)		200,000	211,188
NCR Atleos Corp. 9.5% 4/1/29 (b)		590,000	649,899
Pine Street Trust II 5.568% 2/15/49 (b)		800,000	772,356
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		180,000	127,382
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		480,000	511,032
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		745,000	768,590
			137,117,289
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		600,000	561,205
6% 8/1/29(b)		600,000	573,010
7.5% 11/6/30(b)		290,000	297,657
8.25% 2/1/29(b)		220,000	226,433
8.5% 6/15/29(b)		290,000	301,158
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	975,000	1,442,136
AIA Group Ltd. 3.2% 9/16/40 (b)		625,000	479,163
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(b)		420,000	404,791
6.75% 10/15/27(b)		1,795,000	1,786,250
6.75% 4/15/28(b)		260,000	264,812
7% 1/15/31(b)		440,000	454,762
American International Group, Inc. 3.4% 6/30/30		2,180,000	2,033,660
AmWINS Group, Inc.:
4.875% 6/30/29(b)		2,162,000	2,060,962
6.375% 2/15/29(b)		500,000	512,661
Argentum Netherlands BV 5.625% 8/15/52 (Reg. S) (d)		2,430,000	2,428,047
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		340,000	339,575
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	300,000	323,734
Five Corners Funding Trust II 2.85% 5/15/30 (b)		5,993,000	5,469,747
Hartford Financial Services Group, Inc. 4.3% 4/15/43		604,000	532,405
HUB International Ltd. 7.25% 6/15/30 (b)		713,000	744,548
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)		150,000	163,031
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		130,000	129,387
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		2,310,000	2,318,571
4.75% 3/15/39		1,134,000	1,101,594
Pacific LifeCorp 5.125% 1/30/43 (b)		554,000	531,508
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)		1,155,000	1,203,062
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		975,000	893,001
QBE Insurance Group Ltd. 2.5% 9/13/38 (Reg. S) (d)	GBP	415,000	479,705
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		300,000	290,310
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		200,000	199,660
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		1,852,000	1,733,607
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,501,000	3,492,375
Unum Group:
3.875% 11/5/25		349,000	344,706
4% 6/15/29		2,474,000	2,404,313
USI, Inc. 7.5% 1/15/32 (b)		240,000	251,402
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		1,605,000	1,393,957
			38,166,905
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.:
6.25% 10/15/25(b)		397,000	396,179
8% 4/1/29(b)		220,000	218,954
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		145,000	139,556
3.75% 12/31/24(b)		290,000	287,396
4.75% 3/15/25		180,000	178,819
7.25% 4/1/29(b)		1,475,000	1,535,361
			2,756,265
TOTAL FINANCIALS			1,455,204,536

HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc.:
5.25% 3/2/30		27,282,000	28,261,349
5.25% 3/2/33		4,107,000	4,220,670
5.6% 3/2/43		1,432,000	1,463,549
5.65% 3/2/53		712,000	732,301
5.75% 3/2/63		1,297,000	1,330,239
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		2,438,000	1,810,150
Grifols SA % (b)		330,000	313,479
			38,131,737
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		1,572,000	1,437,317
Avantor Funding, Inc.:
3.875% 11/1/29(b)		364,000	340,144
4.625% 7/15/28(b)		735,000	715,279
Embecta Corp. 5% 2/15/30 (b)		265,000	238,926
Medline Borrower LP 3.875% 4/1/29 (b)		684,000	646,085
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		3,321,000	3,423,370
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		545,000	569,981
Teleflex, Inc. 4.25% 6/1/28 (b)		826,000	793,801
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	1,600,000	1,829,540
			9,994,443
Health Care Providers & Services - 1.3%
180 Medical, Inc. 3.875% 10/15/29 (b)		625,000	586,092
Akumin, Inc. 8% 8/1/28 (b)		415,000	344,450
AMN Healthcare 4% 4/15/29 (b)		332,000	309,693
Auna SA 10% 12/15/29 (b)		200,000	209,248
Centene Corp.:
2.45% 7/15/28		7,705,000	7,049,687
2.625% 8/1/31		1,163,000	986,522
3.375% 2/15/30		9,847,000	9,016,459
4.25% 12/15/27		1,421,000	1,389,312
4.625% 12/15/29		8,362,000	8,135,325
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		4,011,000	3,421,084
5.25% 5/15/30(b)		2,993,000	2,683,627
5.625% 3/15/27(b)		2,058,000	1,991,623
6.875% 4/15/29(b)		3,625,000	3,119,423
10.875% 1/15/32(b)		423,000	457,906
Cigna Group:
3.05% 10/15/27		300,000	288,457
4.8% 8/15/38		268,000	256,989
4.9% 12/15/48		268,000	246,206
CVS Health Corp.:
3% 8/15/26		69,000	66,836
3.625% 4/1/27		281,000	275,078
4.3% 3/25/28		26,139,000	25,824,121
4.78% 3/25/38		1,315,000	1,208,003
5% 1/30/29		1,451,000	1,471,577
5.25% 1/30/31		4,699,000	4,777,970
DaVita, Inc.:
3.75% 2/15/31(b)		609,000	542,072
4.625% 6/1/30(b)		2,203,000	2,077,207
6.875% 9/1/32(b)		1,095,000	1,120,249
HCA Holdings, Inc.:
3.5% 9/1/30		29,832,000	27,814,709
3.625% 3/15/32		232,000	210,923
5.625% 9/1/28		1,082,000	1,115,839
5.875% 2/1/29		2,361,000	2,452,839
Humana, Inc.:
3.7% 3/23/29		981,000	946,902
5.375% 4/15/31		6,629,000	6,788,645
LifePoint Health, Inc.:
5.375% 1/15/29(b)		936,000	873,670
9.875% 8/15/30(b)		425,000	466,089
10% 6/1/32(b)		320,000	347,303
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		225,000	160,981
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		661,000	607,754
3.875% 5/15/32(b)		612,000	549,104
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		1,170,000	1,118,845
Prime Healthcare Services 9.375% 9/1/29 (b)		345,000	347,790
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)		1,431,954	1,376,466
Sabra Health Care LP 3.2% 12/1/31		11,398,000	9,886,085
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		1,393,000	1,463,094
Tenet Healthcare Corp.:
4.375% 1/15/30		1,354,000	1,294,498
4.625% 6/15/28		115,000	112,374
6.125% 10/1/28		4,595,000	4,603,455
6.125% 6/15/30		1,731,000	1,758,045
Toledo Hospital 5.325% 11/15/28		154,000	151,305
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		435,000	445,008
			142,746,939
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		410,000	407,165
5% 5/15/27(b)		530,000	526,168
			933,333
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		936,000	877,083
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		1,133,000	1,101,105
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		850,000	634,950
5.25% 1/30/30(b)		555,000	277,500
5.5% 11/1/25(b)		2,735,000	2,632,752
11% 9/30/28(b)		585,000	535,275
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	370,000	428,473
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		1,700,000	1,680,429
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		1,295,000	1,376,794
6.5% 11/21/33(b)		1,460,000	1,556,309
Catalent Pharma Solutions 3.5% 4/1/30 (b)		380,000	371,081
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		92,000	95,268
Jazz Securities DAC 4.375% 1/15/29 (b)		1,394,000	1,326,629
Mylan NV 4.55% 4/15/28		5,345,000	5,292,616
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		2,798,000	2,620,449
6.75% 5/15/34(b)		215,000	222,812
7.875% 5/15/34(b)		265,000	279,225
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		1,666,000	1,595,021
7.875% 9/15/29		200,000	220,243
Utah Acquisition Sub, Inc. 3.95% 6/15/26		90,000	88,721
Viatris, Inc.:
2.7% 6/22/30		25,302,000	22,273,731
4% 6/22/50		322,000	228,233
			44,837,616
TOTAL HEALTH CARE			237,521,151

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6% 2/15/28(b)		226,000	226,121
7% 6/1/32(b)		155,000	161,354
7.25% 7/1/31(b)		670,000	703,292
7.875% 4/15/27(b)		571,000	572,942
8.75% 11/15/30(b)		1,175,000	1,281,343
BWX Technologies, Inc.:
4.125% 6/30/28(b)		1,100,000	1,061,499
4.125% 4/15/29(b)(c)		1,203,000	1,150,547
Embraer Netherlands Finance BV:
5.4% 2/1/27		315,000	317,167
6.95% 1/17/28(b)		395,000	414,009
7% 7/28/30(b)		540,000	578,475
Moog, Inc. 4.25% 12/15/27 (b)		205,000	197,453
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		722,000	808,021
The Boeing Co.:
3.55% 3/1/38		636,000	485,027
5.15% 5/1/30		22,826,000	22,767,384
5.705% 5/1/40		550,000	534,603
5.805% 5/1/50		2,040,000	1,925,444
5.93% 5/1/60		6,125,000	5,785,419
6.259% 5/1/27(b)		741,000	762,330
6.298% 5/1/29(b)		2,117,000	2,210,899
6.388% 5/1/31(b)		1,603,000	1,688,546
6.528% 5/1/34(b)		1,716,000	1,817,436
6.858% 5/1/54(b)		2,583,000	2,781,210
7.008% 5/1/64(b)		2,438,000	2,625,776
TransDigm, Inc.:
5.5% 11/15/27		2,735,000	2,711,069
6.375% 3/1/29(b)		1,045,000	1,076,936
6.625% 3/1/32(b)		300,000	311,991
6.75% 8/15/28(b)		5,557,000	5,702,871
7.125% 12/1/31(b)		75,000	79,201
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		1,749,000	1,434,201
7.875% 5/1/27(b)		1,175,000	1,102,782
9.5% 6/1/28(b)		410,000	383,424
			63,658,772
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		155,000	154,515
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		1,150,000	1,098,250
Rand Parent LLC 8.5% 2/15/30 (b)		3,496,000	3,496,056
			4,748,821
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,160,000	1,142,067
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)		80,000	85,111
Builders FirstSource, Inc.:
4.25% 2/1/32(b)		1,020,000	931,920
6.375% 3/1/34(b)		670,000	687,860
Carrier Global Corp.:
4.5% 11/29/32	EUR	535,000	628,945
5.9% 3/15/34		527,000	568,473
6.2% 3/15/54		301,000	341,286
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30(b)		1,933,000	1,979,458
6.75% 7/15/31(b)		705,000	726,498
MasterBrand, Inc. 7% 7/15/32 (b)		470,000	484,103
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)		370,000	380,231
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		910,000	854,488
Sisecam UK PLC 8.625% 5/2/32 (b)		545,000	564,075
			9,374,515
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)(c)		1,190,000	1,130,076
Allied Universal Holdco LLC 7.875% 2/15/31 (b)(i)		1,545,000	1,568,613
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		850,000	756,569
9.75% 7/15/27(b)		1,937,000	1,941,552
APX Group, Inc.:
5.75% 7/15/29(b)		980,000	970,984
6.75% 2/15/27(b)		420,000	420,783
Artera Services LLC 8.5% 2/15/31 (b)		4,136,000	4,140,703
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		2,901,000	3,160,848
Cimpress PLC 7% 6/15/26		299,000	298,049
Clean Harbors, Inc. 6.375% 2/1/31 (b)		408,000	416,941
CoreCivic, Inc.:
4.75% 10/15/27		785,000	748,737
8.25% 4/15/29		2,600,000	2,742,784
Garda World Security Corp. 8.25% 8/1/32 (b)		505,000	513,258
GFL Environmental, Inc. 6.75% 1/15/31 (b)		1,044,000	1,090,539
Madison IAQ LLC:
4.125% 6/30/28(b)		140,000	133,210
5.875% 6/30/29(b)		1,398,000	1,332,167
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		320,000	319,600
Reworld Holding Corp. 4.875% 12/1/29 (b)		1,006,000	933,483
The GEO Group, Inc.:
8.625% 4/15/29		845,000	876,580
10.25% 4/15/31		1,143,000	1,207,559
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		950,000	980,814
Wrangler Holdco Corp. 6.625% 4/1/32 (b)		1,909,000	1,970,953
			27,654,802
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		1,090,000	1,042,821
Greensaif Pipelines Bidco SARL:
5.8528% 2/23/36(b)		200,000	205,850
6.1027% 8/23/42(b)		350,000	357,438
6.129% 2/23/38(b)		1,105,000	1,160,941
6.51% 2/23/42(b)		200,000	213,688
Pike Corp.:
5.5% 9/1/28(b)		1,418,000	1,381,300
8.625% 1/31/31(b)		1,341,000	1,447,660
Railworks Holdings LP 8.25% 11/15/28 (b)		1,355,000	1,384,345
			7,194,043
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		165,000	132,394
Regal Rexnord Corp. 6.3% 2/15/30		1,964,000	2,074,092
Sensata Technologies BV 4% 4/15/29 (b)		1,760,000	1,657,106
			3,863,592
Ground Transportation - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)		50,000	48,854
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		1,485,000	1,517,773
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	1,590,000	1,740,309
Uber Technologies, Inc.:
4.5% 8/15/29(b)		2,162,000	2,120,348
8% 11/1/26(b)		850,000	852,885
XPO, Inc.:
6.25% 6/1/28(b)		450,000	459,100
7.125% 2/1/32(b)		1,478,000	1,546,244
			8,285,513
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de CV 5.75% 7/7/27 (b)		325,000	313,489
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29(b)		652,000	628,440
5.25% 10/1/25(b)		51,000	50,818
7% 7/15/31(b)		590,000	613,438
			1,606,185
Machinery - 0.0%
Mueller Water Products, Inc. 4% 6/15/29 (b)		1,330,000	1,257,279
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		690,000	691,013
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)		2,416,000	2,378,455
			4,326,747
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)		950,000	926,583
Seaspan Corp. 5.5% 8/1/29 (b)		1,226,000	1,167,755
			2,094,338
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		310,000	299,129
American Airlines, Inc.:
7.25% 2/15/28(b)		800,000	804,975
8.5% 5/15/29(b)		385,000	400,269
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		1,383,083	1,375,921
Azul Secured Finance LLP:
11.5% 5/28/29(b)		603,847	368,190
11.93% 8/28/28(b)		300,000	276,750
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		312,500	311,273
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		1,092,750	1,112,201
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		755,000	746,220
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(b)		335,000	209,213
8% 9/20/25(b)		105,000	65,574
			5,969,715
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)		2,384,000	2,230,973
TriNet Group, Inc.:
3.5% 3/1/29(b)		900,000	832,570
7.125% 8/15/31(b)		1,751,000	1,815,959
			4,879,502
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		1,164,000	1,147,301
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,001,000	1,027,943
FLY Leasing Ltd. 7% 10/15/24 (b)		145,000	144,101
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32(b)		270,000	282,472
7.875% 12/1/30(b)		1,070,000	1,148,312
Foundation Building Materials, Inc. 6% 3/1/29 (b)		320,000	287,083
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	463,000	584,394
United Rentals North America, Inc. 6.125% 3/15/34 (b)		1,371,000	1,400,448
			6,022,054
Transportation Infrastructure - 0.4%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/34 (b)		275,000	284,281
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		10,863,000	10,721,403
4.25% 4/15/26(b)		30,498,000	30,025,024
4.375% 5/1/26(b)		2,716,000	2,675,310
5.75% 11/15/29(b)		320,000	327,603
6.375% 5/4/28(b)		3,064,000	3,184,964
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		450,000	429,609
DP World Ltd. 5.625% 9/25/48 (b)		360,000	358,425
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	1,000,000	1,323,739
			49,330,358
TOTAL INDUSTRIALS			199,008,957

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
CommScope, Inc.:
4.75% 9/1/29(b)		955,000	768,775
6% 3/1/26(b)		1,197,000	1,152,113
HTA Group Ltd. 7.5% 6/4/29 (b)		3,485,000	3,507,478
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,323,000	2,315,741
ViaSat, Inc. 5.625% 9/15/25 (b)		1,310,000	1,296,949
			9,041,056
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		1,415,000	1,368,283
CPI CG, Inc. 10% 7/15/29 (b)		320,000	336,555
Dell International LLC/EMC Corp.:
5.3% 10/1/29		2,400,000	2,478,159
6.2% 7/15/30		415,000	447,239
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		455,000	470,975
Lightning Power LLC 7.25% 8/15/32 (b)		610,000	630,311
Sensata Technologies, Inc. 6.625% 7/15/32 (b)		625,000	646,698
TTM Technologies, Inc. 4% 3/1/29 (b)		2,554,000	2,410,361
			8,788,581
IT Services - 0.1%
Acuris Finance U.S.:
5% 5/1/28(b)		1,480,000	1,324,857
9% 8/1/29(b)		1,373,000	1,373,000
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		450,000	431,743
Amentum Escrow Corp. 7.25% 8/1/32 (b)		755,000	789,427
ASGN, Inc. 4.625% 5/15/28 (b)		690,000	666,657
CA Magnum Holdings 5.375% 10/31/26 (b)		500,000	487,188
Cogent Communications Group, Inc. 7% 6/15/27 (b)		1,010,000	1,021,710
Gartner, Inc. 4.5% 7/1/28 (b)		792,000	777,821
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		970,000	901,914
5.25% 12/1/27(b)		1,030,000	1,025,439
Unisys Corp. 6.875% 11/1/27 (b)		150,000	140,404
Virtusa Corp. 7.125% 12/15/28 (b)		135,000	127,062
			9,067,222
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		708,000	650,858
2.45% 2/15/31(b)		23,762,000	20,733,177
2.6% 2/15/33(b)		40,594,000	34,029,700
3.187% 11/15/36(b)		1,215,000	1,005,321
3.5% 2/15/41(b)		2,339,000	1,868,844
Entegris, Inc.:
3.625% 5/1/29(b)		2,325,000	2,140,668
4.375% 4/15/28(b)		300,000	288,164
4.75% 4/15/29(b)		1,524,000	1,495,520
5.95% 6/15/30(b)		740,000	750,034
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,041,000	989,325
			63,951,611
Software - 0.2%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)		270,000	271,346
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		290,000	285,866
8.25% 6/30/32(b)		2,459,000	2,574,654
9% 9/30/29(b)		4,428,000	4,456,614
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		545,000	562,708
Elastic NV 4.125% 7/15/29 (b)		1,072,000	998,776
Gen Digital, Inc. 5% 4/15/25 (b)		867,000	863,665
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		1,120,000	1,166,171
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		1,562,000	1,470,241
9.5% 5/30/29(b)		455,000	483,132
McAfee Corp. 7.375% 2/15/30 (b)		560,000	537,179
MicroStrategy, Inc. 6.125% 6/15/28 (b)		1,244,000	1,212,576
Open Text Corp.:
3.875% 2/15/28(b)		215,000	203,846
3.875% 12/1/29(b)		1,250,000	1,152,390
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		1,081,000	1,003,710
4.125% 12/1/31(b)		978,000	890,546
Oracle Corp.:
1.65% 3/25/26		1,381,000	1,318,539
2.3% 3/25/28		2,182,000	2,025,002
2.875% 3/25/31		2,500,000	2,237,098
3.6% 4/1/50		6,000	4,381
3.85% 4/1/60		6,000	4,335
UKG, Inc. 6.875% 2/1/31 (b)		937,000	969,253
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		410,000	374,790
			25,066,818
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		750,000	685,078
Seagate HDD Cayman:
5.75% 12/1/34		610,000	610,348
8.25% 12/15/29		445,000	482,344
8.5% 7/15/31		289,000	314,261
Western Digital Corp.:
2.85% 2/1/29		1,175,000	1,054,183
3.1% 2/1/32		350,000	294,509
4.75% 2/15/26		75,000	74,323
			3,515,046
TOTAL INFORMATION TECHNOLOGY			119,430,334

MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)		392,000	415,136
Braskem Idesa SAPI:
6.99% 2/20/32(b)		640,000	499,002
7.45% 11/15/29(b)		255,000	214,042
Braskem Netherlands BV:
5.875% 1/31/50(b)		358,000	274,765
7.25% 2/13/33(b)		670,000	659,414
8.5% 1/12/31(b)		315,000	328,766
Celanese U.S. Holdings LLC:
6.35% 11/15/28		2,137,000	2,248,367
6.55% 11/15/30		15,455,000	16,573,958
6.7% 11/15/33		1,127,000	1,218,287
Consolidated Energy Finance SA 12% 2/15/31 (b)		1,072,000	1,055,090
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		970,000	941,600
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		825,000	797,930
Herens HoldCo Sarl 4.75% 5/15/28 (b)		336,000	293,044
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		200,000	215,719
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		1,506,100	1,235,002
LSB Industries, Inc. 6.25% 10/15/28 (b)		410,000	401,794
MEGlobal BV:
2.625% 4/28/28(b)		546,000	504,197
4.25% 11/3/26(b)		70,000	68,906
MEGlobal Canada, Inc. 5% 5/18/25 (b)		300,000	298,545
Methanex Corp.:
5.125% 10/15/27		2,577,000	2,536,594
5.25% 12/15/29		918,000	902,259
5.65% 12/1/44		961,000	858,370
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		200,000	182,421
5.25% 6/1/27(b)		2,090,000	2,063,103
8.5% 11/15/28(b)		1,289,000	1,374,249
9% 2/15/30(b)		265,000	284,645
Nufarm Australia Ltd. 5% 1/27/30 (b)		1,880,000	1,742,441
OCP SA:
3.75% 6/23/31(b)		1,015,000	909,059
5.125% 6/23/51(b)		275,000	220,000
6.75% 5/2/34(b)		235,000	250,569
6.875% 4/25/44(b)		245,000	246,960
7.5% 5/2/54(b)		200,000	214,290
Olin Corp.:
5% 2/1/30		1,995,000	1,928,456
5.625% 8/1/29		505,000	503,499
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		1,800,000	1,690,555
6.25% 10/1/29(b)		788,000	740,150
7.25% 6/15/31(b)		987,000	1,020,153
9.75% 11/15/28(b)		1,695,000	1,805,494
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		325,000	307,125
2.875% 5/11/31(b)		600,000	507,078
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		705,000	678,563
5.5% 3/18/31		105,000	92,330
6.5% 9/27/28		450,000	440,578
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		70,000	66,701
6.625% 5/1/29(b)		935,000	894,772
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		661,000	651,310
The Chemours Co. LLC:
4.625% 11/15/29(b)		968,000	851,560
5.375% 5/15/27		1,877,000	1,823,827
5.75% 11/15/28(b)(c)		1,730,000	1,621,168
Tronox, Inc. 4.625% 3/15/29 (b)(c)		2,143,000	1,952,977
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		195,000	190,690
5.625% 8/15/29(b)		1,500,000	1,390,863
7.375% 3/1/31(b)		580,000	602,442
			59,788,815
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,598,000	1,618,541
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		420,000	450,828
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		786,000	826,283
			2,895,652
Containers & Packaging - 0.1%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		310,000	71,417
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		1,303,000	1,122,861
6% 6/15/27(b)		1,383,000	1,378,951
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		240,000	206,986
5.25% 8/15/27(b)		105,000	63,162
Ball Corp. 6% 6/15/29		880,000	905,483
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		110,000	109,849
6.875% 1/15/30(b)		725,000	727,673
8.75% 4/15/30(b)		1,290,000	1,287,112
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		75,000	74,289
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		766,000	757,058
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		364,000	336,659
6.375% 7/15/32(b)		535,000	547,000
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)		915,000	946,046
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31(b)		120,000	121,425
7.375% 6/1/32(b)		445,000	447,011
Sealed Air Corp.:
5% 4/15/29(b)		1,077,000	1,056,338
6.5% 7/15/32(b)		335,000	342,678
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		373,000	391,983
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		1,250,000	1,234,139
8.5% 8/15/27(b)		471,000	470,392
			12,598,512
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		2,820,000	2,965,602
Antofagasta PLC 2.375% 10/14/30 (b)		750,000	644,700
Aris Mining Corp. 6.875% 8/9/26 (b)		920,000	894,130
Arsenal AIC Parent LLC 8% 10/1/30 (b)		15,000	16,127
ATI, Inc.:
5.875% 12/1/27		625,000	626,229
7.25% 8/15/30		145,000	153,978
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		700,000	702,979
Commercial Metals Co. 4.375% 3/15/32		962,000	891,524
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		330,000	322,575
Constellium NV 6.375% 8/15/32 (b)		250,000	253,750
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50(b)		600,000	435,938
4.5% 8/1/47(b)		80,000	66,675
5.125% 2/2/33(b)		400,000	393,375
5.95% 1/8/34(b)		600,000	622,500
6.3% 9/8/53(b)		400,000	415,875
6.44% 1/26/36(b)		200,000	214,438
CSN Inova Ventures 6.75% 1/28/28 (b)		353,000	337,777
CSN Resources SA:
5.875% 4/8/32(b)		620,000	514,600
8.875% 12/5/30(b)		200,000	198,900
Eldorado Gold Corp. 6.25% 9/1/29 (b)		385,000	380,276
Endeavour Mining PLC 5% 10/14/26 (b)		630,000	604,976
ERO Copper Corp. 6.5% 2/15/30 (b)		2,162,000	2,106,847
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		2,085,000	2,062,190
9.375% 3/1/29(b)		2,386,000	2,538,714
FMG Resources August 2006 Pty Ltd. 5.875% 4/15/30 (b)		345,000	344,454
Fresnillo PLC 4.25% 10/2/50 (b)		300,000	229,164
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		696,000	686,381
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		985,000	935,400
Mineral Resources Ltd.:
8% 11/1/27(b)		730,000	741,480
8.5% 5/1/30(b)		1,120,000	1,164,699
9.25% 10/1/28(b)		310,000	327,498
Nexa Resources SA 6.75% 4/9/34 (b)		400,000	419,500
Novelis Corp. 3.875% 8/15/31 (b)		1,000,000	896,611
POSCO:
5.75% 1/17/28(b)		374,000	385,943
5.875% 1/17/33(b)		200,000	210,926
PT Freeport Indonesia:
4.763% 4/14/27(b)		200,000	199,846
5.315% 4/14/32(b)		750,000	751,875
6.2% 4/14/52(b)		200,000	208,126
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		876,000	884,156
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(d)		1,910,242	1,780,708
Stillwater Mining Co. 4% 11/16/26 (b)		315,000	294,525
Vale Overseas Ltd. 6.4% 6/28/54		470,000	479,400
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		1,389,000	1,267,140
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		590,000	505,005
			31,077,512
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		1,185,000	1,113,758
Inversiones CMPC SA 3% 4/6/31 (b)		594,000	522,352
LABL, Inc. 6.75% 7/15/26 (b)		776,000	772,125
Mercer International, Inc. 5.125% 2/1/29		277,000	226,433
Suzano Austria GmbH 3.75% 1/15/31		314,000	285,646
			2,920,314
TOTAL MATERIALS			109,280,805

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		666,000	673,428
American Homes 4 Rent LP:
2.375% 7/15/31		291,000	245,742
3.625% 4/15/32		881,000	801,159
5.5% 2/1/34		1,127,000	1,147,700
American Tower Corp. 5.45% 2/15/34		250,000	258,176
Boston Properties, Inc.:
3.25% 1/30/31		5,966,000	5,252,415
4.5% 12/1/28		295,000	287,393
6.75% 12/1/27		1,463,000	1,529,152
Brixmor Operating Partnership LP:
3.85% 2/1/25		3,770,000	3,742,250
4.05% 7/1/30		10,580,000	10,135,035
4.125% 6/15/26		833,000	822,988
4.125% 5/15/29		2,196,000	2,130,079
Corporate Office Properties LP:
2.25% 3/15/26		300,000	287,635
2.75% 4/15/31		9,142,000	7,841,433
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		914,000	859,802
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		235,000	234,398
Healthcare Realty Holdings LP:
3.1% 2/15/30		149,000	135,555
3.5% 8/1/26		155,000	151,437
Healthpeak OP, LLC:
3.25% 7/15/26		59,000	57,567
3.5% 7/15/29		68,000	64,622
Hudson Pacific Properties LP 4.65% 4/1/29		1,962,000	1,621,952
Invitation Homes Operating Partnership LP 4.15% 4/15/32		2,090,000	1,969,259
Kite Realty Group Trust 4.75% 9/15/30		68,000	67,349
LXP Industrial Trust (REIT) 2.7% 9/15/30		350,000	306,882
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		2,915,000	1,991,100
4.625% 8/1/29		1,466,000	1,127,310
5% 10/15/27(c)		2,550,000	2,164,244
5.25% 8/1/26(c)		2,142,000	2,014,869
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		59,848,000	50,639,107
3.375% 2/1/31		2,146,000	1,913,006
3.625% 10/1/29		1,625,000	1,512,211
4.5% 1/15/25		549,000	546,657
4.5% 4/1/27		1,899,000	1,876,330
4.75% 1/15/28		283,000	280,557
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		375,000	384,385
Piedmont Operating Partnership LP 2.75% 4/1/32		343,000	269,517
Prologis International Funding II SA 4.375% 7/1/36 (Reg. S)	EUR	300,000	341,750
Realty Income Corp.:
2.2% 6/15/28		160,000	147,234
2.85% 12/15/32		835,000	717,941
3.25% 1/15/31		172,000	157,969
3.4% 1/15/28		271,000	261,648
Retail Opportunity Investments Partnership LP 4% 12/15/24		11,000	10,945
Safehold Operating Partnership LP:
2.8% 6/15/31		789,000	684,913
2.85% 1/15/32		420,000	359,999
6.1% 4/1/34		1,062,000	1,104,669
Simon Property Group LP 2.45% 9/13/29		309,000	281,079
Store Capital LLC:
2.75% 11/18/30		5,212,000	4,506,732
4.625% 3/15/29		149,000	144,952
Sun Communities Operating LP:
2.3% 11/1/28		392,000	354,540
2.7% 7/15/31		956,000	818,684
4.2% 4/15/32		112,000	103,873
5.7% 1/15/33		805,000	819,456
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		810,000	593,390
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29(b)		3,170,000	2,426,894
10.5% 2/15/28(b)		2,010,000	2,062,373
10.5% 2/15/28(b)		5,210,000	5,345,752
Ventas Realty LP:
3% 1/15/30		1,026,000	938,974
3.5% 2/1/25		573,000	567,738
4% 3/1/28		4,720,000	4,617,295
4.125% 1/15/26		34,000	33,642
4.75% 11/15/30		6,487,000	6,484,029
VICI Properties LP:
4.375% 5/15/25		219,000	216,934
4.75% 2/15/28		19,126,000	19,050,737
4.95% 2/15/30		8,188,000	8,158,618
5.125% 5/15/32		588,000	581,239
5.75% 4/1/34		1,032,000	1,063,018
6.125% 4/1/54		451,000	459,995
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	153,261
4.125% 8/15/30(b)		423,000	398,455
4.25% 12/1/26(b)		505,000	498,517
4.5% 9/1/26(b)		276,000	273,470
4.625% 6/15/25(b)		95,000	94,160
4.625% 12/1/29(b)		585,000	569,081
Vornado Realty LP 2.15% 6/1/26		407,000	385,031
WP Carey, Inc.:
2.4% 2/1/31		3,912,000	3,361,642
3.85% 7/15/29		129,000	124,152
4.25% 7/23/32	EUR	200,000	225,318
			174,842,800
Real Estate Management & Development - 0.3%
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (d)	EUR	600,000	205,770
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		718,400	636,958
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,095,000	2,082,150
1.75% 3/12/29 (Reg. S)	EUR	2,445,000	2,440,618
Brandywine Operating Partnership LP:
3.95% 11/15/27		247,000	231,396
4.55% 10/1/29		151,000	138,357
8.05% 3/15/28		2,185,000	2,325,010
CBRE Group, Inc. 2.5% 4/1/31		1,155,000	995,394
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	950,000	1,058,668
CTP BV 1.25% 6/21/29 (Reg. S)	EUR	1,225,000	1,203,219
Essex Portfolio LP 5.5% 4/1/34		11,520,000	11,824,276
Extra Space Storage LP 5.4% 2/1/34		360,000	366,469
Greystar Real Estate Partners 7.75% 9/1/30 (b)		135,000	143,651
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	525,000	513,950
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,500,000	1,332,283
Howard Hughes Corp. 4.375% 2/1/31 (b)		764,000	684,808
Kennedy-Wilson, Inc. 4.75% 2/1/30		1,539,000	1,358,069
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	420,000	408,668
2% 1/17/34 (Reg. S)	EUR	1,365,000	1,249,996
4.25% 7/18/29 (Reg. S)	EUR	100,000	111,543
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		612,000	439,256
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		125,000	87,155
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	1,465,000	1,246,946
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	600,000	631,640
Tanger Properties LP:
2.75% 9/1/31		1,012,000	862,337
3.125% 9/1/26		1,289,000	1,239,723
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		155,000	153,176
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	510,000	537,686
			34,509,172
TOTAL REAL ESTATE			209,351,972

UTILITIES - 1.3%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32		1,713,000	1,537,662
Amprion GmbH:
3.125% 8/27/30 (Reg. S)	EUR	400,000	436,756
3.625% 5/21/31 (Reg. S)	EUR	300,000	335,831
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		289,500	299,091
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		828,000	751,308
4.75% 3/15/28(b)		1,165,000	1,131,803
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,787,000	2,541,196
3.743% 5/1/26		4,110,000	4,026,201
Cleveland Electric Illuminating Co. 5.95% 12/15/36		146,000	154,711
DPL, Inc. 4.125% 7/1/25		1,580,000	1,551,037
Duke Energy Corp.:
2.45% 6/1/30		2,881,000	2,575,228
3.85% 6/15/34	EUR	350,000	382,714
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		3,272,000	2,830,668
2.775% 1/7/32(b)		998,000	843,784
Edison International 5.75% 6/15/27		1,616,000	1,655,911
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	1,700,000	2,011,661
5.5% 1/25/35 (Reg. S)	GBP	200,000	256,760
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	1,600,000	1,576,787
EnBW International Finance BV 3.5% 7/22/31 (Reg. S)	EUR	200,000	222,252
ENEL Finance International NV:
5.5% 6/26/34(b)		700,000	710,618
7.5% 10/14/32(b)		245,000	281,417
Enel SpA 3.375% (Reg. S) (d)(j)	EUR	345,000	373,921
Entergy Corp. 2.8% 6/15/30		476,000	430,504
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		875,000	875,271
7.125% 2/11/25(b)		480,000	480,150
8.45% 8/10/28(b)		70,000	72,585
Exelon Corp.:
3.35% 3/15/32		1,613,000	1,469,506
4.05% 4/15/30		12,774,000	12,452,014
4.1% 3/15/52		341,000	275,801
4.7% 4/15/50		124,000	109,814
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		200,000	171,744
Lamar Funding Ltd. 3.958% 5/7/25 (b)		300,000	297,204
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		1,356,839	1,306,378
NextEra Energy Partners LP:
4.25% 9/15/24(b)		26,000	25,777
4.5% 9/15/27(b)		220,000	212,482
7.25% 1/15/29(b)(c)		120,000	125,636
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	805,000	833,377
NRG Energy, Inc.:
3.375% 2/15/29(b)		1,152,000	1,057,156
3.625% 2/15/31(b)		175,000	156,572
3.875% 2/15/32(b)		27,000	24,203
5.25% 6/15/29(b)		837,000	827,381
5.75% 1/15/28		235,000	235,053
PG&E Corp.:
5% 7/1/28		1,246,000	1,220,374
5.25% 7/1/30		3,779,000	3,699,957
Scottish Hydro Electric Transmission PLC 3.375% 9/4/32 (Reg. S)	EUR	800,000	877,988
Southern Co. 1.875% 9/15/81 (d)	EUR	680,000	689,734
Vistra Operations Co. LLC:
5% 7/31/27(b)		605,000	598,826
5.5% 9/1/26(b)		1,851,000	1,847,097
5.625% 2/15/27(b)		581,000	580,126
6.875% 4/15/32(b)		585,000	607,635
7.75% 10/15/31(b)		485,000	516,050
			58,563,712
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		650,000	646,344
Independent Power and Renewable Electricity Producers - 0.5%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		415,000	409,942
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		300,000	321,666
Calpine Corp.:
4.625% 2/1/29(b)		305,000	290,914
5.125% 3/15/28(b)		150,000	146,369
Emera U.S. Finance LP 3.55% 6/15/26		57,000	55,504
Energo-Pro A/S 8.5% 2/4/27 (b)		400,000	402,375
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		900,000	769,500
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		800,000	790,248
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		161,000	162,459
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		1,731,000	1,787,003
Sunnova Energy Corp.:
5.875% 9/1/26(b)		1,308,000	1,228,802
11.75% 10/1/28(b)		135,000	125,345
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		175,000	176,696
The AES Corp.:
2.45% 1/15/31		53,045,000	45,235,884
3.3% 7/15/25(b)		1,621,000	1,589,158
3.95% 7/15/30(b)		2,563,000	2,419,731
			55,911,596
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		700,000	591,941
4.696% 4/24/33(b)		400,000	403,376
4.875% 4/23/30(b)		80,000	82,218
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,281,000	2,268,344
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	750,000	834,147
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	600,000	669,042
4.25% 9/6/34 (Reg. S)	EUR	1,300,000	1,495,387
NiSource, Inc.:
2.95% 9/1/29		1,188,000	1,100,571
3.6% 5/1/30		21,167,000	20,071,985
Puget Energy, Inc.:
4.1% 6/15/30		560,000	533,662
4.224% 3/15/32		4,134,000	3,812,073
Sempra 6% 10/15/39		106,000	111,198
			31,973,944
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	180,000	184,082
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	360,000	479,452
6.293% 7/30/30 (Reg. S)	GBP	625,000	856,961
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	385,000	473,288
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	265,000	289,000
2.375% 5/28/28 (Reg. S)	GBP	440,000	462,094
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	304,000	349,307
			3,094,184
TOTAL UTILITIES			150,189,780

TOTAL NONCONVERTIBLE BONDS			3,560,141,328
TOTAL CORPORATE BONDS (Cost $3,513,910,225)			3,567,960,482

U.S. Treasury Obligations - 33.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,751,600	8,253,672
1.125% 8/15/40	4,800,000	3,079,500
1.75% 8/15/41	12,905,000	8,970,487
1.875% 11/15/51	26,946,000	16,533,897
2% 11/15/41	13,900,000	10,032,434
2% 8/15/51	63,895,000	40,508,432
2.25% 8/15/46	90,000	63,267
2.25% 2/15/52	29,700,000	19,981,371
2.875% 5/15/49	78,953,600	61,272,312
2.875% 5/15/52	13,406,000	10,360,324
3% 2/15/47	34,962,700	28,173,654
3% 8/15/52	56,140,000	44,532,617
3.25% 5/15/42	12,005,000	10,460,294
3.625% 2/15/53	195,675,000	175,518,947
3.875% 5/15/43 (k)	4,000,000	3,775,623
4.125% 8/15/53	149,868,000	147,169,206
4.25% 8/15/44 (i)	360,000	351,281
4.25% 2/15/54	372,871,000	374,327,527
4.375% 8/15/43	41,900,000	42,312,453
4.5% 2/15/44	990,000	1,014,750
4.625% 5/15/44	23,230,000	24,191,867
4.625% 5/15/54	182,580,000	195,132,375
6.25% 5/15/30 (l)	12,400,000	13,961,141
U.S. Treasury Notes:
0.75% 3/31/26	9,800,000	9,306,938
2.375% 3/31/29	15,000,000	14,133,398
2.625% 7/31/29	26,120,000	24,807,878
2.75% 8/15/32	54,222,000	50,144,760
2.875% 5/15/32 (k)	777,000	726,920
3.375% 5/15/33	146,650,000	141,116,253
3.5% 2/15/33	101,614,000	98,851,369
3.625% 3/31/30	644,000	639,044
3.75% 8/15/27	6,940,000	6,932,409
3.75% 12/31/28	588,000	587,931
3.75% 5/31/30	1,028,000	1,026,313
3.75% 12/31/30	1,700,000	1,695,152
3.875% 8/15/33 (k)	83,699,000	83,512,639
3.875% 8/15/34	6,680,000	6,654,936
4% 1/31/29	3,600,000	3,636,422
4% 2/28/30	368,000	372,111
4% 1/31/31	60,000,000	60,658,594
4% 2/15/34	213,512,000	214,846,450
4.125% 3/31/29	133,826,000	135,937,942
4.125% 3/31/31	90,514,000	92,182,852
4.125% 7/31/31	54,900,000	55,916,029
4.125% 11/15/32	160,450,000	163,452,170
4.25% 2/28/29	261,000	266,526
4.25% 2/28/31	82,750,000	84,857,539
4.25% 6/30/31	6,030,000	6,188,288
4.375% 10/31/24	1,000,000	998,574
4.375% 11/30/28	1,300,000	1,331,332
4.375% 11/30/30	129,145,000	133,231,228
4.375% 5/15/34	438,240,000	454,126,163
4.5% 5/31/29	9,370,000	9,679,283
4.5% 11/15/33	270,372,000	282,654,916
4.625% 11/15/26	21,560,000	21,887,611
4.625% 6/15/27	6,400,000	6,538,000
4.625% 9/30/28	962,000	993,115
4.625% 4/30/29	257,355,000	266,965,601
4.625% 9/30/30	526,000	549,526
4.625% 4/30/31	36,540,000	38,278,505
4.875% 10/31/30	136,300,000	144,350,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,849,317,493)		3,860,012,367

U.S. Government Agency - Mortgage Securities - 26.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.9%
1% 12/1/36	2,438,048	2,081,127
1.5% 9/1/35 to 4/1/52	22,224,822	19,006,801
2% 2/1/28 to 3/1/52	117,635,509	101,096,872
2.5% 6/1/29 to 3/1/53	177,523,919	156,390,017
3% 2/1/31 to 3/1/52 (k)	62,421,564	56,728,040
3.5% 8/1/34 to 9/1/52 (m)	54,937,638	51,997,581
4% 1/1/42 to 6/1/52	45,773,444	44,337,971
4.5% to 4.5% 8/1/33 to 12/1/52	24,280,586	23,716,345
5% 5/1/41 to 4/1/53	4,234,163	4,266,365
5.5% 9/1/52 to 8/1/54	34,961,539	35,299,518
6% 11/1/52 to 7/1/54	43,892,032	44,829,345
6.5% 10/1/53 to 7/1/54	25,284,550	26,265,510
TOTAL FANNIE MAE		566,015,492
Freddie Mac - 2.9%
1.5% 8/1/35 to 4/1/51	24,097,660	20,105,978
2% 6/1/35 to 4/1/52	105,119,090	89,196,108
2.5% 2/1/30 to 1/1/52	64,123,743	56,978,581
3% 12/1/30 to 6/1/52 (k)(m)	38,676,590	34,659,709
3.5% 3/1/32 to 5/1/52	20,789,147	19,660,658
3.5% 9/1/47	50,648	47,610
4% 5/1/37 to 10/1/52	5,078,355	4,880,750
4.5% 11/1/40 to 7/1/49	5,387,797	5,369,090
5% 6/1/52 to 8/1/53	16,865,396	16,888,617
5.5% 11/1/52 to 2/1/54 (m)	22,351,459	22,846,638
6% 3/1/53 to 4/1/54	49,048,666	50,669,208
6.5% 9/1/53 to 1/1/54 (l)	15,098,012	15,743,928
TOTAL FREDDIE MAC		337,046,875
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	13,735	13,304
Ginnie Mae - 7.3%
2% 10/20/50 to 2/20/52	117,122,502	98,575,357
2% 9/1/54 (i)	6,250,000	5,262,171
2% 9/1/54 (i)	20,200,000	17,007,335
2% 9/1/54 (i)	15,600,000	13,134,378
2% 9/1/54 (i)	4,700,000	3,957,152
2% 9/1/54 (i)	5,800,000	4,883,294
2% 9/1/54 (i)	15,100,000	12,713,404
2% 9/1/54 (i)	6,900,000	5,809,436
2% 9/1/54 (i)	7,500,000	6,314,605
2% 10/1/54 (i)	12,250,000	10,325,339
2.5% 6/20/51 to 5/20/52	85,984,985	74,758,752
2.5% 9/1/54 (i)	39,000,000	34,080,045
3% 2/20/31 to 10/20/50	4,426,582	4,241,976
3% 9/1/54 (i)	10,150,000	9,178,795
3% 9/1/54 (i)	30,450,000	27,536,386
3% 9/1/54 (i)	3,100,000	2,803,376
3% 9/1/54 (i)	3,100,000	2,803,376
3% 9/1/54 (i)	3,100,000	2,803,376
3% 9/1/54 (i)	7,700,000	6,963,224
3% 9/1/54 (i)	16,850,000	15,237,704
3% 9/1/54 (i)	2,850,000	2,577,297
3% 10/1/54 (i)	8,300,000	7,511,649
3% 10/1/54 (i)	16,100,000	14,570,788
3.5% 12/20/41 to 2/20/50	466,308	440,983
3.5% 9/1/54 (i)	23,500,000	21,869,737
3.5% 9/1/54 (i)	1,800,000	1,675,129
3.5% 9/1/54 (i)	15,900,000	14,796,971
3.5% 9/1/54 (i)	11,750,000	10,934,868
3.5% 9/1/54 (i)	11,750,000	10,934,868
4% 10/20/40 to 10/20/52	15,797,879	15,110,329
4% 9/1/54 (i)	16,200,000	15,480,090
4.5% 4/20/35 to 7/20/54	12,216,227	11,959,315
4.5% 9/1/54 (i)	6,300,000	6,166,626
4.5% 9/1/54 (i)	700,000	685,181
5% 4/20/48	242,666	247,966
5% 9/1/54 (i)	12,250,000	12,236,948
5% 9/1/54 (i)	1,600,000	1,598,295
5% 9/1/54 (i)	14,900,000	14,884,124
5% 9/1/54 (i)	7,950,000	7,941,529
5% 9/1/54 (i)	5,350,000	5,344,300
5% 10/1/54 (i)	18,850,000	18,783,656
5% 10/1/54 (i)	14,900,000	14,847,558
5% 10/1/54 (i)	8,300,000	8,270,787
5.5% 9/1/54 (i)	7,200,000	7,246,056
5.5% 9/1/54 (i)	6,100,000	6,139,019
5.5% 9/1/54 (i)	9,550,000	9,611,088
5.5% 9/1/54 (i)	9,750,000	9,812,367
5.5% 9/1/54 (i)	29,200,000	29,386,781
5.5% 10/1/54 (i)	32,625,000	32,826,042
6% 9/1/54 (i)	8,900,000	9,029,067
6% 9/1/54 (i)	750,000	760,876
6% 9/1/54 (i)	375,000	380,438
6% 9/1/54 (i)	11,450,000	11,616,047
6% 9/1/54 (i)	6,850,000	6,949,338
6% 9/1/54 (i)	5,075,000	5,148,597
6% 9/1/54 (i)	21,300,000	21,608,890
6% 9/1/54 (i)	1,000,000	1,014,502
6% 9/1/54 (i)	300,000	304,351
6% 9/1/54 (i)	29,700,000	30,130,706
6% 10/1/54 (i)	35,700,000	36,202,381
6.5% 9/1/54 (i)	4,975,000	5,079,413
6.5% 9/1/54 (i)	6,750,000	6,891,666
6.5% 9/1/54 (i)	16,575,000	16,922,868
6.5% 9/1/54 (i)	22,000,000	22,461,725
TOTAL GINNIE MAE		846,780,693
Uniform Mortgage Backed Securities - 11.6%
2% 9/1/39 (i)	13,800,000	12,479,297
2% 9/1/39 (i)	10,900,000	9,856,836
2% 10/1/39 (i)	13,600,000	12,315,438
2% 9/1/54 (i)	218,750,000	178,913,569
2% 9/1/54 (i)	20,600,000	16,848,546
2% 9/1/54 (i)	20,600,000	16,848,546
2% 9/1/54 (i)	21,700,000	17,748,226
2% 9/1/54 (i)	6,350,000	5,193,605
2% 9/1/54 (i)	4,775,000	3,905,428
2% 9/1/54 (i)	41,200,000	33,697,093
2% 9/1/54 (i)	35,975,000	29,423,614
2% 9/1/54 (i)	78,500,000	64,204,412
2% 9/1/54 (i)	500,000	408,945
2% 10/1/54 (i)	98,875,000	80,977,073
2% 10/1/54 (i)	105,300,000	86,239,047
2.5% 9/1/39 (i)	8,000,000	7,417,813
2.5% 9/1/54 (i)	59,500,000	50,721,424
2.5% 9/1/54 (i)	18,500,000	15,770,527
2.5% 9/1/54 (i)	18,000,000	15,344,296
2.5% 9/1/54 (i)	9,800,000	8,354,117
2.5% 9/1/54 (i)	7,525,000	6,414,768
2.5% 9/1/54 (i)	72,800,000	62,059,154
2.5% 9/1/54 (i)	1,050,000	895,084
2.5% 10/1/54 (i)	70,900,000	60,511,491
3% 9/1/54 (i)	59,150,000	52,442,485
3% 9/1/54 (i)	1,550,000	1,374,232
3% 10/1/54 (i)	36,300,000	32,214,831
3.5% 9/1/54 (i)	44,750,000	41,189,229
3.5% 9/1/54 (i)	400,000	368,172
4% 9/1/54 (i)	22,075,000	20,934,171
4% 9/1/54 (i)	2,225,000	2,110,013
4.5% 9/1/54 (i)	21,350,000	20,777,054
5% 9/1/39 (i)	10,950,000	11,026,565
5% 9/1/39 (i)	12,550,000	12,637,752
5% 9/1/39 (i)	9,700,000	9,767,824
5.5% 9/1/39 (i)	34,200,000	34,723,688
5.5% 9/1/54 (i)	22,325,000	22,477,611
5.5% 9/1/54 (i)	16,025,000	16,134,545
5.5% 9/1/54 (i)	76,600,000	77,123,630
5.5% 9/1/54 (i)	15,900,000	16,008,691
6% 9/1/54 (i)	7,600,000	7,739,828
6% 9/1/54 (i)	3,900,000	3,971,754
6% 9/1/54 (i)	6,250,000	6,364,990
6% 9/1/54 (i)	6,250,000	6,364,990
6% 9/1/54 (i)	6,425,000	6,543,210
6% 9/1/54 (i)	42,100,000	42,874,573
6% 9/1/54 (i)	29,700,000	30,246,432
6% 9/1/54 (i)	3,500,000	3,564,394
6% 9/1/54 (i)	8,800,000	8,961,906
6.5% 9/1/54 (i)	45,000,000	46,334,178
6.5% 9/1/54 (i)	17,300,000	17,812,917
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,348,638,014
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,064,088,925)		3,098,494,378

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	4,558,622	4,708,939
Class A2, 6.261% 5/16/49 (b)	4,259,389	4,399,838
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	209,452	150,176
Series 2019-1 Class A, 3.844% 5/15/39 (b)	26,712	25,778
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	390,908	372,851
Class B, 4.458% 10/16/39 (b)	220,258	132,157
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,027,061	954,906
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,014,741	1,826,252
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	8,132,313	8,134,516
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	1,400,000	1,412,915
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,655,315	1,659,786
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.692% 7/22/37 (b)(d)(e)	3,380,000	3,392,563
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(d)(e)	5,649,000	5,665,851
Aimco Clo 17 Ltd. / Aimco Clo 1 Series 2024-17A Class A1R, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(d)(e)	6,062,787	6,064,842
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(d)(e)	4,297,000	4,316,139
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(d)(e)	9,116,000	9,151,142
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(d)(e)	6,610,000	6,609,901
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5336% 4/20/34 (b)(d)(e)	2,407,000	2,408,278
Aligned Data Centers Issuer LLC:
Series 2023-1A Class A2, 6% 8/17/48 (b)	330,000	334,225
Series 2023-2A Class A2, 6.5% 11/16/48 (b)	250,000	257,864
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(d)(e)	9,588,000	9,602,382
Allegro CLO XIV, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.420% 6.723% 10/15/34 (b)(d)(e)	5,069,000	5,069,618
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(d)(e)	1,450,000	1,450,924
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6836% 7/20/34 (b)(d)(e)	1,078,000	1,076,648
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	3,091,000	3,117,167
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,600,000	1,610,556
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	190,838	182,252
Class B, 4.335% 1/16/40 (b)	138,939	114,959
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(d)(e)	6,899,000	6,900,338
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.5762% 4/25/34 (b)(d)(e)	1,292,000	1,292,094
Ares Ln Funding V Ltd. / Ares Ln Fund Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/27/37 (b)(d)(e)	6,208,000	6,223,986
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/22/37 (b)(d)(e)(i)	100,000	100,000
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.693% 7/15/34 (b)(d)(e)	991,000	992,094
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6314% 1/15/35 (b)(d)(e)	2,223,000	2,224,521
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.633% 4/15/34 (b)(d)(e)	5,656,000	5,656,911
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	1,713,000	1,728,901
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 10/15/36 (b)(d)(e)	987,000	987,928
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.5662% 4/25/34 (b)(d)(e)	1,547,000	1,547,611
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7636% 1/20/32 (b)(d)(e)	902,935	902,935
Series 2024-4A Class AR, 0% 10/20/37 (b)(d)	3,378,000	3,378,000
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.032% 1/20/37 (b)(d)(e)	5,942,000	6,011,183
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(d)(e)	250,000	247,802
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.5858% 1/17/35 (b)(d)(e)	20,400,000	20,403,264
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.693% 1/15/35 (b)(d)(e)	1,493,000	1,494,536
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8014% 7/15/37 (b)(d)(e)	250,000	245,030
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	142,867	141,694
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,796,948	1,636,243
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(d)(e)(i)	7,309,000	7,311,485
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	1,390,000	1,412,589
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.553% 4/15/29 (b)(d)(e)	276,788	276,963
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	2,000,000	1,999,101
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 12.175% 4/25/37 (b)(d)(e)	250,000	250,686
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7329% 7/25/37 (b)(d)(e)	7,985,000	7,985,383
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	2,549,000	2,601,266
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	2,114,000	2,160,317
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	1,252,000	1,257,180
Class A3, 5.4% 11/15/28	996,000	1,009,931
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	879,511	804,781
Class B, 5.095% 4/15/39 (b)	186,315	127,202
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	64,951	60,572
Series 2021-1A Class A, 3.474% 1/15/46 (b)	167,928	161,333
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.833% 4/23/37 (b)(d)(e)	12,500,000	12,564,963
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(d)(e)	1,192,000	1,192,218
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(d)(e)	8,301,000	8,306,985
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.602% 4/20/35 (b)(d)(e)	1,985,000	1,984,865
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.132% 7/20/36 (b)(d)(e)	2,472,000	2,482,242
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(d)(e)	19,638,000	19,633,758
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	625,520	613,763
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	2,951,000	2,992,321
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,092,658	1,108,487
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	2,418,357	2,442,150
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,700,000	1,720,758
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7136% 10/20/34 (b)(d)(e)	6,850,000	6,856,843
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7436% 4/20/34 (b)(d)(e)	2,765,000	2,767,107
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 0.550% 0% 10/15/36 (b)(d)(e)(i)	273,000	273,000
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	590,000	548,454
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	2,121,852	2,124,443
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	273,020	265,022
Series 2021-1A:
Class A23, 2.791% 11/20/51 (b)	22,562,973	19,392,563
Class A2I, 2.045% 11/20/51 (b)	3,235,508	3,031,767
Class A2II, 2.493% 11/20/51 (b)	5,487,818	4,959,972
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	2,800,000	2,790,364
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	626,389	628,538
Class A3, 5.64% 2/22/28 (b)	733,000	746,698
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	1,700,000	1,703,894
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	1,113,000	1,136,039
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	3,200,000	3,207,956
Dominos Pizza Master Issuer LLC:
Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	3,396,788	3,334,092
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	6,170,880	5,787,080
Series 2021-1A:
Class A2I, 2.662% 4/25/51 (b)	304,393	277,984
Class A2II, 3.151% 4/25/51 (b)	24,033,393	21,397,932
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(d)(e)	11,695,000	11,698,497
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.582% 4/20/35 (b)(d)(e)	3,389,000	3,395,449
Dryden CLO, Ltd. Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(d)(e)	6,020,000	6,026,369
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(d)(e)	19,209,000	19,236,853
Dryden Senior Loan Fund:
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.52% 2/20/35 (b)(d)(e)	2,292,000	2,295,429
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8158% 4/17/37 (b)(d)(e)	6,856,000	6,878,947
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 6.6814% 7/15/37 (b)(d)(e)	6,356,000	6,365,845
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.713% 1/15/35 (b)(d)(e)	1,782,000	1,782,620
Series 2024-1A:
Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(d)(e)	5,990,000	6,019,525
Class ARR, CME Term SOFR 3 Month Index + 1.390% 6.6914% 10/15/37 (b)(d)(e)	6,591,000	6,616,059
Class D2, CME Term SOFR 3 Month Index + 4.500% 9.8014% 10/15/37 (b)(d)(e)	200,000	200,029
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.813% 1/15/34 (b)(d)(e)	330,000	330,040
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	3,415,000	3,446,785
Class A3, 5.61% 4/20/28 (b)	2,333,000	2,389,247
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	3,235,516	3,295,776
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(d)	638,426	626,679
Flatiron CLO Ltd.:
Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(d)(e)	3,076,000	3,080,882
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.4371% 11/16/34 (b)(d)(e)	958,000	955,635
Series 2024-1A Class A1R, 0% 10/19/37 (b)(d)	6,387,000	6,387,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(d)(e)	9,380,000	9,387,457
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,500,000	1,508,112
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	5,000,000	5,096,676
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	212,069	212,090
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	772,000	776,134
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	3,360,000	3,420,113
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (b)(d)(e)	250,000	249,407
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(d)(e)(i)	175,000	175,000
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	158,770	146,862
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,618,019	1,496,665
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	1,500,000	1,519,194
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	5,200,000	5,271,405
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/22/34 (b)(d)(e)	1,056,000	1,057,147
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(d)(e)	4,719,000	4,737,291
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(d)(e)	4,765,000	4,803,096
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6314% 4/15/35 (b)(d)(e)	2,473,000	2,474,224
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	3,100,000	3,161,087
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.882% 1/22/37 (b)(d)(e)	14,865,000	14,950,176
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.6811% 4/19/34 (b)(d)(e)	7,200,000	7,202,059
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6436% 1/22/35 (b)(d)(e)	1,719,000	1,719,708
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.683% 7/15/34 (b)(d)(e)	2,347,000	2,346,979
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(d)(e)	5,962,000	5,967,765
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.082% 4/22/36 (b)(d)(e)	1,513,000	1,520,771
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6836% 10/20/34 (b)(d)(e)	348,000	348,535
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6762% 10/25/34 (b)(d)(e)	2,070,000	2,073,351
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5636% 4/20/34 (b)(d)(e)	1,238,000	1,239,583
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6762% 1/25/35 (b)(d)(e)	1,275,000	1,276,983
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.5917% 7/15/37 (b)(d)(e)	2,907,000	2,907,235
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	349,182	349,483
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	4,113,000	4,186,924
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,754,510	1,775,097
Series 2024-1A Class A, 5.82% 4/20/37 (b)	3,500,000	3,544,874
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6136% 10/20/30 (b)(d)(e)	901,399	902,763
Neuberger Berman Loan Advisers:
Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(d)(e)	5,981,000	5,987,119
Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.8235% 4/20/38 (b)(d)(e)	250,000	251,694
Oak Hill Credit Partners:
Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.350% 6.632% 7/20/37 (b)(d)(e)	10,448,000	10,451,542
Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(d)	6,763,000	6,782,444
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(d)(e)	358,000	359,519
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(d)(e)	200,000	199,180
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 0% 10/20/37 (b)(d)(e)(i)	107,000	107,000
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 10.9939% 7/20/37 (b)(d)(e)	500,000	499,990
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (b)(d)(e)	250,000	243,807
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(d)(e)	1,494,000	1,494,789
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8043% 4/21/37 (b)(d)(e)	36,000,000	36,137,952
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	1,421,000	1,448,209
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,255,710	2,101,715
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,654,908	1,582,842
Class A2II, 4.008% 12/5/51 (b)	1,150,518	1,059,529
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	361,231	332,340
Retained Vantage Data Ctrs Iss Series 2023-1A Class B, 5.75% 9/15/48 (b)	250,000	242,913
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6636% 4/20/34 (b)(d)(e)	1,839,000	1,840,622
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 6% 10/15/39 (b)(d)(e)(i)	125,000	125,000
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6414% 1/15/37 (b)(d)(e)	3,350,000	3,351,404
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(d)(e)	35,400,000	35,460,817
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0314% 1/15/36 (b)(d)(e)	13,500,000	13,551,557
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	624,168	572,868
Class B, 4.335% 3/15/40 (b)	184,322	145,660
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	699,000	691,878
1.884% 7/15/50 (b)	403,000	385,673
2.328% 7/15/52 (b)	308,000	282,211
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	3,500,000	3,550,521
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	2,077,000	2,116,457
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	15,351,000	16,040,291
Class A2I, 6.028% 7/30/54 (b)	19,316,000	19,818,282
Class A2II, 6.268% 7/30/54 (b)	12,257,000	12,706,361
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/54 (b)	950,000	970,371
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.603% 4/23/35 (b)(d)(e)	6,927,000	6,914,178
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(d)(e)	4,217,000	4,235,664
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(d)(e)	250,000	250,234
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(d)(e)	1,613,553	1,615,167
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,285,954	1,286,548
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	2,351,037	2,354,639
Class A3, 6.13% 9/21/26 (b)	2,500,000	2,522,076
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,743,000	1,749,007
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	3,575,049	3,289,159
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	676,483	608,835
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	2,949,073	2,925,333
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,472,000	1,470,047
Series 2024-A Class A3, 5.25% 4/20/27 (b)	2,200,000	2,220,753
Tricon Residential 2023-Sfr1 T Series 2023-SFR1 Class E, 7.977% 7/17/40 (b)	350,000	359,703
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (b)	6,800,000	6,878,428
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,500,000	1,545,588
Class F, 8.871% 5/15/54 (b)	565,000	585,526
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/51 (b)(d)	553,741	553,319
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	2,050,000	2,076,886
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(d)(e)	4,263,000	4,305,140
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(d)(e)	4,115,000	4,116,543
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(d)(e)	488,000	488,101
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.6936% 10/20/34 (b)(d)(e)	16,744,000	16,744,921
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	3,866,599	3,893,104
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	2,800,000	2,827,938
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	6,590,000	6,618,023
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	1,878,394	1,995,594
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,559,000	1,557,629
Series 2023-C Class A3, 5.15% 11/15/28	949,000	955,454
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	541,496	541,606
TOTAL ASSET-BACKED SECURITIES (Cost $762,895,800)		767,219,155

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	989,929	916,698
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	2,147,944	2,150,395
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(d)	1,902,000	1,865,672
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(d)	2,862,625	2,737,597
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	858,903	831,905
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	1,747,552	1,640,411
Mfra Trst sequential payer Series 2024-RPL1 Class A1, 4.25% 2/25/66 (b)(d)	1,191,034	1,128,103
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	349,496	321,906
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	1,040,038	976,693
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	248,919	242,471
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	364,254	353,468
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.8012% 7/25/54 (b)(d)(e)	2,368,730	2,361,409
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	2,643,556	2,584,216
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(d)	3,994,156	3,849,308
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	5,519,816	5,367,526
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	16,154	16,111
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,306,884	1,238,049
TOTAL PRIVATE SPONSOR		28,581,938
U.S. Government Agency - 1.3%
Fannie Mae:
floater Series 2012-70 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.9133% 7/25/42 (d)(e)	3,150,036	3,122,856
planned amortization class:
Series 2012-134 Class MX, 3.5% 5/25/42	82,373	80,310
Series 2017-22 Class ED, 3.5% 6/25/44	69,058	68,031
Series 2017-32 Class PA, 2.7% 5/25/47	11,598,856	10,565,717
Series 2017-37 Class AB, 2.55% 9/25/46	2,370,775	2,175,456
Series 2019-76 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 5.9633% 12/25/49 (d)(e)	1,636,817	1,603,185
Series 2021-69 Class JK, 1.5% 10/25/51	370,013	312,540
Series 2022-2 Class TH, 2.5% 2/25/52	226,460	208,328
Series 2022-20 Class HC, 2.5% 4/25/52	4,112,451	3,763,205
sequential payer:
Series 2004-81 Class ML, 5% 11/25/24	162	161
Series 2005-40 Class YG, 5% 5/25/25	33,263	33,105
Series 2006-55 Class GE, 5% 6/25/26	137,830	137,194
Series 2010-47 Class JB, 5% 5/25/30	1,736,019	1,740,484
Series 2016-104 Class B, 4% 12/25/44	153,936	151,049
Series 2016-99 Class KA, 4% 11/25/42	187,081	184,195
Series 2020-43 Class MA, 2% 1/25/45	1,392,952	1,286,099
Series 2020-47 Class DG, 2% 4/25/42	7,760,525	7,305,177
Series 2020-49:
Class JA, 2% 8/25/44	292,919	271,969
Class LA, 2% 3/25/43	5,318,933	5,007,205
Series 2020-51 Class BA, 2% 6/25/46	1,492,983	1,320,253
Series 2020-56 Class AH, 2% 5/25/45	1,715,583	1,603,722
Series 2020-67 Class KZ, 3.25% 9/25/40	1,118,913	1,044,915
Series 2020-80 Class BA, 1.5% 3/25/45	770,956	678,874
Series 2021-85 Class L, 2.5% 8/25/48	336,310	299,660
Series 2021-95:
Class 0, 2.5% 9/25/48	1,029,186	919,278
Class BA, 2.5% 6/25/49	1,564,908	1,390,635
Series 2021-96:
Class AH, 2.5% 3/25/49	9,399,075	8,471,816
Class HA, 2.5% 2/25/50	541,619	481,993
Series 2022-1 Class KA, 3% 5/25/48	325,260	302,434
Series 2022-11 Class B, 3% 6/25/49	444,960	415,985
Series 2022-13:
Class HA, 3% 8/25/46	350,844	331,203
Class JA, 3% 5/25/48	661,482	620,316
Class MA, 3% 5/25/44	5,736,803	5,473,544
Series 2022-15 Class GC, 3% 1/25/47	677,280	636,683
Series 2022-17 Class BH, 3% 5/25/47	739,767	702,175
Series 2022-25 Class AB, 4% 9/25/47	1,311,428	1,286,570
Series 2022-3:
Class D, 2% 2/25/48	1,561,667	1,404,747
Class G, 2% 11/25/47	4,995,898	4,434,499
Class N, 2% 10/25/47	3,795,528	3,398,481
Series 2022-30 Class E, 4.5% 7/25/48	819,007	808,807
Series 2022-35 Class CK, 4% 3/25/47	2,820,153	2,724,568
Series 2022-4 Class B, 2.5% 5/25/49	393,743	351,872
Series 2022-49 Class TC, 4% 12/25/48	265,030	256,912
Series 2022-5:
Class 0, 2.5% 6/25/48	556,709	505,464
Class BA, 2.5% 12/25/49	703,918	615,838
Class DA, 2.25% 11/25/47	1,646,017	1,485,948
Series 2022-69 Class AB, 4.5% 1/25/44	1,451,092	1,427,745
Series 2022-7:
Class A, 3% 5/25/48	463,276	430,785
Class E, 2.5% 11/25/47	1,502,478	1,372,503
Series 2022-9 Class BA, 3% 5/25/48	546,456	508,165
Series 2020-39 Class MG, 1.5% 6/25/40	2,293,314	1,937,866
Series 2020-45:
Class JC, 1.5% 7/25/40	2,339,177	1,976,606
Class JL, 3% 7/25/40	33,900	31,171
Series 2020-59 Class MC, 1.5% 8/25/40	2,571,837	2,172,118
Series 2021-21 Class HG, 2% 11/25/47	4,075,542	3,633,915
Series 2021-59 Class H, 2% 6/25/48	353,409	293,779
Series 2021-66:
Class DA, 2% 1/25/48	378,835	316,376
Class DM, 2% 1/25/48	402,593	336,217
Series 2022-28 Class A, 2.5% 2/25/52	1,232,464	1,163,551
Series 2023-13 Class CK, 1.5% 11/25/50	2,316,911	1,875,366
Freddie Mac:
planned amortization class:
Series 2017-4716 Class PA, 3% 7/15/44	1,028,912	1,004,653
Series 2017-4744 Class JA, 3% 9/15/47	162,721	150,530
Series 2021-5141 Class JM, 1.5% 4/25/51	273,302	231,721
Series 2021-5148:
Class AD, 1.5% 10/25/51	367,472	311,130
Class PC, 1.5% 10/25/51	363,189	304,519
Series 2022-5214 Class CG, 3.5% 4/25/52	644,852	615,968
Series 2022-5220 Class PK, 3.5% 1/25/51	887,369	842,639
sequential payer:
Series 2005-2974 Class CY, 5% 5/15/25	55,996	55,804
Series 2014-4422 Class LA, 4.5% 3/15/43	11,440	11,399
Series 2015-4516 Class A, 4% 8/15/41	64,993	64,416
Series 2020-4993 Class LA, 2% 8/25/44	1,322,313	1,228,407
Series 2020-5018:
Class LC, 3% 10/25/40	229,082	211,091
Class LT, 3.25% 10/25/40	1,148,565	1,081,762
Class LY, 3% 10/25/40	174,018	160,310
Series 2020-5058 Class BE, 3% 11/25/50	859,935	762,366
Series 2021-5115 Class A, 2% 3/25/40	1,157,375	1,034,576
Series 2021-5139 Class JC, 2% 8/25/40	1,106,726	978,239
Series 2021-5147 Class WN, 2% 1/25/40	1,189,875	1,053,966
Series 2021-5169:
Class BA, 2.5% 5/25/49	949,595	843,650
Class TP, 2.5% 6/25/49	423,152	375,612
Series 2021-5175 Class CB, 2.5% 4/25/50	1,957,864	1,738,706
Series 2021-5178:
Class CT, 2% 11/25/40	1,207,962	1,063,500
Class TP, 2.5% 4/25/49	794,514	707,369
Series 2021-5180 Class KA, 2.5% 10/25/47	390,773	355,641
Series 2022-5189:
Class DA, 2.5% 5/25/49	244,279	217,808
Class TP, 2.5% 5/25/49	574,889	513,216
Series 2022-5190:
Class BA, 2.5% 11/25/47	240,742	218,884
Class CA, 2.5% 5/25/49	480,618	429,012
Series 2022-5191 Class CA, 2.5% 4/25/50	458,724	404,789
Series 2022-5197:
Class A, 2.5% 6/25/49	480,620	429,012
Class DA, 2.5% 11/25/47	182,746	166,344
Series 2022-5198 Class BA, 2.5% 11/25/47	760,688	695,593
Series 2022-5199 Class 0, 3% 5/25/48	3,929,182	3,644,679
Series 2022-5200 Class LA, 3% 10/25/48	1,251,248	1,162,010
Series 2022-5202:
Class AG, 3% 1/25/49	274,255	254,107
Class BC, 3% 5/25/48	984,681	915,688
Class LB, 2.5% 10/25/47	195,875	178,430
Class UA, 3% 4/25/50	316,934	292,136
Series 2022-5210 Class TA, 3.5% 11/25/46	441,472	419,497
Series 2020-5000 Class BA, 2% 4/25/45	992,831	910,897
Series 2020-5041:
Class LA, 1.5% 11/25/40	5,375,242	4,529,883
Class LB, 3% 11/25/40	389,844	359,488
Series 2020-5046 Class PT, 1.5% 11/25/40	4,083,351	3,440,729
Series 2021-5077 Class ME, 2% 8/15/48	6,750,506	5,804,719
Series 2021-5083 Class VA, 1% 8/15/38	801,593	757,393
Series 2021-5182 Class A, 2.5% 10/25/48	2,570,183	2,292,998
Series 2022-5210 Class AB, 3% 1/25/42	640,228	599,696
Series 2022-5213 Class AH, 2.25% 4/25/37	975,954	911,478
Series 2022-5214 Class CB, 3.25% 4/25/52	1,535,364	1,454,006
Series 2022-5236 Class P, 5% 4/25/48	412,973	415,300
Series 2022-5266 Class CD, 4.5% 10/25/44	919,422	914,589
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	464,748	394,231
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	417,398	372,075
Class GC, 2% 11/25/47	312,847	278,823
Series 2021-5164 Class M, 2.5% 7/25/48	425,429	379,402
Prpm 2024-Rcf4 LLC Series 2024-RCF4 Class A1, 4% 7/25/54 (b)	866,604	842,031
TOTAL U.S. GOVERNMENT AGENCY		147,246,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,554,422)		175,828,476

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(d)(e)	2,660,000	2,622,207
Class B, CME Term SOFR 1 Month Index + 1.550% 6.887% 1/15/39 (b)(d)(e)	311,000	305,236
Class C, CME Term SOFR 1 Month Index + 2.150% 7.487% 1/15/39 (b)(d)(e)	167,000	163,543
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	496,000	461,280
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	111,000	95,738
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	3,500,000	3,368,473
Series 2018-BN10:
Class A5, 3.688% 2/15/61	3,310,000	3,198,896
Class ASB, 3.641% 2/15/61	623,859	612,872
Series 2018-BN14:
Class A4, 4.231% 9/15/60	1,600,000	1,569,430
Class ASB, 4.185% 9/15/60	239,918	237,854
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,329,991	1,274,520
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	95,499
Series 2019-BN21 Class A5, 2.851% 10/17/52	112,000	101,080
Series 2019-BN23 Class ASB, 2.846% 12/15/52	300,000	286,515
Series 2022-BNK44, Class A5, 5.9361% 11/15/55 (d)	7,185,000	7,618,752
Series 2023-5YR1 Class A3, 6.26% 4/15/56	200,000	208,231
Series 2018-BN10 Class C, 4.163% 2/15/61 (d)	425,000	380,212
Series 2020-BN30 Class MCDE, 3.0155% 12/15/53 (d)	5,208,000	3,312,655
Series 2021-BN33:
Class B, 2.893% 5/15/64	500,000	421,418
Class XA, 1.163% 5/15/64 (d)(n)	9,619,277	462,405
Series 2023-BNK45 Class B, 6.148% 2/15/56 (d)	305,000	312,802
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9847% 7/15/49 (d)	1,200,000	1,139,503
BANK Trust sequential payer Series 2017-BNK5:
Class A4, 3.131% 6/15/60	4,400,000	4,215,632
Class A5, 3.39% 6/15/60	1,700,000	1,637,576
Class ASB, 3.179% 6/15/60	1,660,766	1,622,488
Bank5 2023-5Yr3:
sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	1,300,000	1,384,494
Series 2023-5YR3 Class A/S, 7.5591% 9/15/56 (d)	500,000	536,346
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.8581% 12/15/56 (d)	300,000	318,289
BBCMS Mortgage Trust:
sequential payer:
Series 2023-C21 Class A3, 6.5064% 9/15/56 (d)	1,600,000	1,724,620
Series 2023-C22 Class C, 7.3633% 11/15/56 (d)	784,000	826,275
Series 2024-C26 Class C, 6% 5/15/57	250,000	249,314
Series 2020-C7:
Class A/S, 2.444% 4/15/53	206,000	174,290
Class B, 3.152% 4/15/53	725,000	599,949
Series 2022-C16 Class B, 4.6% 6/15/55	300,000	274,320
Series 2022-C17 Class B, 4.889% 9/15/55	250,000	236,675
Series 2023-5C23 Class B, 7.7032% 12/15/56 (d)	500,000	533,267
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	140,000	140,152
Class C, 6% 2/15/57	60,000	59,591
Bbcms Trust sequential payer Series 2024-5C27 Class C, 6.7% 7/15/57 (d)	750,000	759,219
Benchmark 2023-B40 Mortgage Trust sequential payer Series 2023-B40 Class A/S, 6.5945% 12/15/56	500,000	545,374
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5:
Class B, 6.0594% 1/10/57 (d)	640,000	646,890
Class C, 7.205% 1/10/57 (d)	133,000	136,029
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	2,600,000	2,679,460
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	127,000	123,476
Series 2019-B10 Class ASB, 3.615% 3/15/62	460,941	451,209
Series 2019-B15 Class AAB, 2.859% 12/15/72	3,500,000	3,345,602
Series 2019-B9 Class AAB, 3.9325% 3/15/52	870,586	856,500
Series 2021-B28 Class ASB, 1.9804% 8/15/54	4,400,000	3,932,081
Series 2021-B29 Class ASB, 2.205% 9/15/54	11,571,000	10,466,505
Series 2023-V3 Class A3, 6.3629% 7/15/56	100,000	105,045
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(d)	1,000,000	925,364
Series 2020-B21 Class A/S, 2.2543% 12/17/53	540,000	444,487
Series 2021-B27 Class XA, 1.3706% 7/15/54 (d)(n)	4,145,201	233,669
Series 2021-B29 Class B, 2.4534% 9/15/54	575,000	462,852
Series 2022-B35 Class B, 4.5919% 5/15/55 (d)	500,000	422,491
Series 2023-V2 Class A/S, 6.5374% 5/15/55	500,000	518,581
Series 2023-V4:
Class B, 7.709% 11/15/56 (d)	250,000	266,431
Class C, 7.709% 11/15/56 (d)	250,000	259,913
Bfld 2024-Wrhs floater Series 2024-WRHS Class E, CME Term SOFR 1 Month Index + 3.680% 9.0258% 8/15/26 (b)(d)(e)	665,000	659,848
BLP Commercial Mortgage Trust:
floater Series 2024-IND2 Class D, CME Term SOFR 1 Month Index + 2.590% 7.9273% 3/15/41 (b)(d)(e)	500,000	495,000
sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(d)(e)	2,677,000	2,663,615
BMO 2024-5C3 Mortgage Trust Series 2024-5C3:
Class B, 6.5567% 2/15/57 (d)	200,000	206,866
Class C, 6.8592% 2/15/57 (d)	622,000	638,786
BMO Mortgage Trust:
sequential payer Series 2022-C3 Class ASB, 5.5032% 9/15/54 (d)	2,800,000	2,908,571
Series 2023-5C2 Class A5, 7.4855% 11/15/56 (d)	330,000	354,175
Series 2023-C4 Class C, 6.0584% 2/15/56 (d)	710,989	719,187
Series 2023-C7 Class B, 6.6738% 12/15/56 (d)	455,000	487,430
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(d)(e)	4,493,000	4,474,747
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9785% 6/15/41 (b)(d)(e)	2,218,000	2,201,377
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1782% 6/15/41 (b)(d)(e)	1,569,000	1,555,271
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(d)(e)	7,887,000	7,896,859
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7839% 4/15/37 (b)(d)(e)	1,165,000	1,166,456
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6833% 4/15/34 (b)(d)(e)	1,917,000	1,888,287
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9833% 4/15/34 (b)(d)(e)	210,000	206,068
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2833% 4/15/34 (b)(d)(e)	220,000	215,057
Series 2020-VKNG Class G, CME Term SOFR 1 Month Index + 3.360% 8.7015% 10/15/37 (b)(d)(e)	1,631,000	1,592,329
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(d)(e)	1,400,000	1,386,438
Class DJV, CME Term SOFR 1 Month Index + 1.710% 7.0515% 2/15/36 (b)(d)(e)	1,250,000	1,212,109
Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0515% 2/15/36 (b)(d)(e)	988,512	961,356
Class EJV, CME Term SOFR 1 Month Index + 2.110% 7.4515% 2/15/36 (b)(d)(e)	1,000,000	971,563
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8515% 2/15/36 (b)(d)(e)	100,000	95,983
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8515% 2/15/36 (b)(d)(e)	310,788	298,303
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(d)(e)	3,274,000	3,242,283
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3503% 10/15/36 (b)(d)(e)	3,496,000	3,428,265
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5501% 10/15/36 (b)(d)(e)	5,034,000	4,920,735
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7498% 10/15/36 (b)(d)(e)	1,147,000	1,116,174
Class E, CME Term SOFR 1 Month Index + 2.060% 7.399% 10/15/36 (b)(d)(e)	3,283,000	3,217,340
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3976% 10/15/36 (b)(d)(e)	667,732	646,370
Series 2021-SOAR:
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2515% 6/15/38 (b)(d)(e)	5,710,193	5,606,696
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2515% 6/15/38 (b)(d)(e)	875,262	856,348
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.1014% 9/15/36 (b)(d)(e)	1,201,068	1,181,616
Class F, CME Term SOFR 1 Month Index + 2.510% 7.8514% 9/15/36 (b)(d)(e)	1,424,000	1,400,889
Class G, CME Term SOFR 1 Month Index + 2.960% 8.3014% 9/15/36 (b)(d)(e)	1,400,207	1,368,609
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(d)(e)	3,414,023	3,401,329
Series 2022-LBA6:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.0369% 1/15/39 (b)(d)(e)	1,500,000	1,471,264
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6869% 1/15/39 (b)(d)(e)	647,360	634,963
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(d)(e)	1,818,369	1,801,322
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6492% 2/15/39 (b)(d)(e)	966,507	951,405
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8986% 2/15/39 (b)(d)(e)	1,401,549	1,377,898
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2977% 2/15/39 (b)(d)(e)	642,313	630,872
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7749% 11/15/28 (b)(d)(e)	1,000,000	988,561
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(d)(e)	2,964,556	2,971,968
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(d)(e)	655,488	655,282
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9771% 12/9/40 (b)(d)(e)	354,987	354,544
Class D, CME Term SOFR 1 Month Index + 3.580% 8.9257% 12/9/40 (b)(d)(e)	2,063,879	2,063,231
Series 2024-MF:
Class D, CME Term SOFR 1 Month Index + 2.680% 8.0267% 2/15/39 (b)(d)(e)	1,000,000	988,125
Class E, CME Term SOFR 1 Month Index + 3.730% 9.0752% 2/15/39 (b)(d)(e)	1,000,000	987,814
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.9253% 3/15/34 (b)(d)(e)	405,000	401,279
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 3/15/41 (b)(d)(e)	2,397,456	2,386,579
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3275% 11/15/32 (b)(d)(e)	420,361	419,967
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(d)(e)	235,490	233,285
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(d)(e)	632,128	625,214
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(d)(e)	24,412,819	24,336,529
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(d)	500,000	455,429
Class E, 4.0755% 12/9/41 (b)(d)	2,310,000	2,037,602
Class XA, 0.8735% 12/9/41 (b)(d)(n)	104,100,000	3,567,361
Series 2020-VIVA Class D, 3.667% 3/11/44 (b)(d)	1,755,000	1,539,694
BX Commercial Mortgage Trust 2 floater Series 2021-IRON Class D, CME Term SOFR 1 Month Index + 2.010% 7.3515% 2/15/38 (b)(d)(e)	650,000	619,224
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1284% 2/15/39 (b)(d)(e)	1,167,174	1,159,879
Class E, CME Term SOFR 1 Month Index + 4.180% 9.525% 2/15/39 (b)(d)(e)	2,462,393	2,451,776
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(d)(e)	2,518,288	2,496,270
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2778% 3/15/41 (b)(d)(e)	3,343,972	3,306,381
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(d)(e)	8,933,560	8,922,393
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.9782% 5/15/41 (b)(d)	14,113,662	14,087,217
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0252% 5/15/41 (b)(d)(e)	945,956	927,769
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 9.0248% 5/15/34 (b)(d)(e)	2,535,000	2,494,311
BX Trust:
floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7465% 11/15/38 (b)(d)(e)	938,732	919,373
Series 2021-MFM1:
Class E, CME Term SOFR 1 Month Index + 2.360% 7.7015% 1/15/34 (b)(d)(e)	357,560	349,267
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4515% 1/15/34 (b)(d)(e)	138,243	134,749
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3515% 1/15/34 (b)(d)(e)	700,000	677,473
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(d)(e)	2,484,096	2,487,198
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(d)(e)	892,032	889,817
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6269% 4/15/37 (b)(d)(e)	201,522	201,146
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1759% 4/15/37 (b)(d)(e)	168,923	168,608
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6359% 1/15/39 (b)(d)(e)	1,400,000	1,377,567
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(d)(e)	9,844,256	9,801,078
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0284% 4/15/41 (b)(d)(e)	1,568,672	1,549,554
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2781% 4/15/41 (b)(d)(e)	1,302,611	1,276,559
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0255% 4/15/41 (b)(d)(e)	1,978,149	1,946,091
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 8.2263% 7/15/29 (b)(d)(e)	1,100,000	1,090,719
Class F, CME Term SOFR 1 Month Index + 3.930% 9.2748% 7/15/29 (b)(d)(e)	2,500,000	2,462,527
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(d)(e)	2,556,710	2,535,936
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(d)(e)	700,000	699,563
Class F, CME Term SOFR 1 Month Index + 2.840% 8.184% 12/15/37 (b)(d)(e)	380,000	378,088
CD Mortgage Trust:
sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	1,196,817	1,174,133
Series 2017-CD4 Class B, 3.947% 5/10/50 (d)	121,000	110,118
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,974,428	1,838,643
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	2,041,770	1,961,248
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	700,000	679,411
Series 2018-B2 Class A4, 4.009% 3/10/51	1,100,000	1,069,252
Series 2019-C7 Class A4, 3.102% 12/15/72	1,212,628	1,121,175
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	1,940,936	1,845,246
Series 2020-GC46 Class AAB, 2.614% 2/15/53	1,100,000	1,038,930
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,500,000	1,493,015
Series 2016-P4 Class B, 3.377% 7/10/49	1,000,000	882,789
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(d)	625,000	540,839
Class E, 3.4222% 11/10/42 (b)(d)	1,025,000	829,612
Series 2023-PRM3 Class C, 6.5717% 7/10/28 (b)(d)	862,000	871,433
COMM Mortgage Trust:
sequential payer:
Series 2015-CR24 Class A5, 3.696% 8/10/48	1,090,000	1,073,707
Series 2015-CR27 Class ASB, 3.404% 10/10/48	1,044,544	1,033,999
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,673,083	1,666,956
Series 2015-LC21 Class ASB, 3.421% 7/10/48	1,188,445	1,182,297
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	3,174,000	2,744,138
Series 2014-CR20 Class C, 4.5346% 11/10/47 (d)	235,000	224,007
Series 2015-DC1:
Class B, 4.035% 2/10/48 (d)	475,000	449,181
Class C, 4.4163% 2/10/48 (d)	420,000	369,091
Series 2015-LC19:
Class B, 3.829% 2/10/48	110,000	105,192
Class C, 4.3787% 2/10/48 (d)	683,000	638,209
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	215,000	211,315
Cone Trust 2024-Dfw1 floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 9.2254% 8/15/41 (b)(d)(e)	435,000	433,736
CPT Mortgage Trust sequential payer Series 2019-CPT Class E, 3.0967% 11/13/39 (b)(d)	100,000	72,850
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	189,351	180,465
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	1,203,531	1,168,035
CSAIL Commercial Mortgage Trust:
sequential payer:
Series 2016-C7 Class ASB, 3.3143% 11/15/49	1,153,533	1,140,817
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	1,033,220	1,014,859
Series 2019-C15 Class A4, 4.0529% 3/15/52	8,963,536	8,666,104
Series 2017-C8 Class C, 4.4093% 6/15/50 (d)	801,000	673,912
CSMC:
sequential payer Series 2019-UVIL Class A, 3.1595% 12/15/41 (b)	150,000	136,509
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(d)	945,000	762,839
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.634% 12/15/30 (b)(d)(e)	809,000	755,673
DBJPM Mortgage Trust:
sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	2,105,214	2,059,018
Series 2020-C9 Class AM, 2.34% 8/15/53	400,000	335,312
DBJPM Trust sequential payer Series 2016-C1 Class ASB, 3.038% 5/10/49	3,561,287	3,505,907
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/40 (b)(d)	305,000	306,011
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 9.3369% 3/15/34 (b)(d)(e)	2,250,000	2,236,900
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 6.038% 1/15/41 (b)(d)	1,071,000	1,095,597
Class B, 5.9822% 1/15/41 (b)(d)	120,000	120,664
Class C, 6.6891% 1/15/41 (b)(d)	500,000	507,480
Class D, 6.9552% 1/15/41 (b)(d)	1,825,000	1,842,945
Class E, 5.9685% 1/15/41 (b)(d)	150,000	141,080
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(d)(e)	10,063,287	9,931,206
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (b)(d)(e)	2,034,632	2,000,339
Class F, CME Term SOFR 1 Month Index + 2.780% 8.1185% 11/15/38 (b)(d)(e)	399,535	391,644
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0664% 11/15/38 (b)(d)(e)	1,997,675	1,926,669
Eqt Trust 2024-Extr:
sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(d)	4,768,000	4,855,550
Series 2024-EXTR:
Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(d)(e)	391,000	398,287
Class C, 6.0464% 7/5/41 (b)(d)	330,000	335,387
Class D, 6.6819% 7/5/41 (b)(d)	100,000	101,606
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(d)(e)	779,964	776,551
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8315% 7/15/38 (b)(d)(e)	7,583,730	7,517,437
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(d)(e)	5,877,166	5,825,835
Class D, CME Term SOFR 1 Month Index + 2.360% 7.7015% 7/15/38 (b)(d)(e)	1,568,923	1,561,086
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1515% 7/15/38 (b)(d)(e)	809,651	809,145
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	5,436,103	5,393,348
Series 2015-K049 Class A2, 3.01% 7/25/25	252,882	248,813
Series 2016-K055 Class A2, 2.673% 3/25/26	14,700,000	14,297,211
Series 2017-K066 Class A2, 3.117% 6/25/27	910,000	884,786
Series 2018-K732 Class A2, 3.7% 5/25/25	5,311,384	5,259,293
Series 2019-K736 Class A2, 2.282% 7/25/26	2,900,000	2,798,922
Series 2023-K751 Class A2, 4.412% 3/25/30	589,000	595,338
Series K058 Class A2, 2.653% 8/25/26	6,074,000	5,884,025
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,102,811	1,091,680
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/39 (b)(d)	500,000	523,491
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(d)(e)	1,191,000	1,173,157
Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 10/15/36 (b)(d)(e)	184,000	179,469
Class C, CME Term SOFR 1 Month Index + 1.660% 7.0015% 10/15/36 (b)(d)(e)	152,000	148,205
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	4,725,000	4,657,127
Series 2017-GS6 Class A2, 3.164% 5/10/50	190,518	181,667
Series 2017-GS8 Class AAB, 3.313% 11/10/50	1,308,278	1,281,020
Series 2018-GS9 Class A4, 3.992% 3/10/51	3,400,000	3,280,615
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	1,400,000	1,297,195
Series 2023-SHIP Class E, 7.6814% 9/10/38 (b)(d)	2,250,000	2,253,219
Series 2019-GC38 Class D, 3% 2/10/52 (b)	115,000	87,495
Series 2019-GC42 Class C, 3.8256% 9/10/52 (d)	509,000	418,768
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class B, 5.7226% 8/10/29 (b)(d)	202,000	201,844
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(d)	1,000,000	950,794
Class F, 4.3333% 11/5/38 (b)(d)	2,204,000	2,080,565
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(d)(e)	3,384,000	3,387,173
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.9904% 1/15/48 (b)(d)	525,000	412,819
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	848,419	816,308
Class ASB, 2.9941% 12/15/49	610,611	596,646
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	385,000	351,769
Class CFX, 4.9498% 7/5/33 (b)	50,000	38,629
Class DFX, 5.3503% 7/5/33 (b)	76,000	55,076
Series 2019-OSB:
Class C, 3.749% 6/5/39 (b)(d)	630,000	558,068
Class E, 3.9089% 6/5/39 (b)(d)	629,818	536,091
KNDR Trust floater Series 2021-KIND:
Class B, CME Term SOFR 1 Month Index + 1.460% 6.8045% 8/15/38 (b)(d)(e)	173,575	168,178
Class C, CME Term SOFR 1 Month Index + 1.860% 7.2045% 8/15/38 (b)(d)(e)	128,941	124,950
Class D, CME Term SOFR 1 Month Index + 2.410% 7.7545% 8/15/38 (b)(d)(e)	991,855	949,697
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT:
Class A, CME Term SOFR 1 Month Index + 2.290% 7.6271% 12/15/36 (b)(d)(e)	5,100,000	5,114,344
Class C, CME Term SOFR 1 Month Index + 3.430% 8.7754% 12/15/36 (b)(d)(e)	500,000	500,937
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 9.025% 6/15/26 (b)(d)(e)	1,000,000	982,705
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7739% 6/15/26 (b)(d)(e)	355,000	348,736
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(d)(e)	7,860,000	7,689,694
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1308% 5/15/39 (b)(d)(e)	1,986,000	1,901,758
Class C, CME Term SOFR 1 Month Index + 2.090% 7.43% 5/15/39 (b)(d)(e)	1,113,000	1,047,388
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8788% 5/15/39 (b)(d)(e)	1,354,000	1,262,093
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(d)(e)	1,200,805	1,178,740
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3315% 3/15/38 (b)(d)(e)	289,494	282,461
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5515% 3/15/38 (b)(d)(e)	182,421	177,364
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8515% 3/15/38 (b)(d)(e)	253,803	246,938
Class E, CME Term SOFR 1 Month Index + 1.860% 7.2015% 3/15/38 (b)(d)(e)	221,284	212,462
MCR Mortgage Trust sequential payer Series 2024-TWA Class F, 10.382% 6/12/39 (b)	300,000	303,786
Merit floater Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6515% 7/15/38 (b)(d)(e)	1,577,000	1,555,659
Class G, CME Term SOFR 1 Month Index + 2.860% 8.2015% 7/15/38 (b)(d)(e)	1,223,000	1,206,446
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0524% 4/15/38 (b)(d)(e)	916,892	896,294
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6524% 4/15/38 (b)(d)(e)	838,877	817,937
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class E, CME Term SOFR 1 Month Index + 2.610% 7.9475% 1/15/27 (b)(d)(e)	911,614	898,655
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5961% 1/15/27 (b)(d)(e)	1,185,098	1,168,248
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2944% 1/15/27 (b)(d)(e)	1,041,063	1,027,621
Morgan Stanley BAML Trust sequential payer Series 2015-C23 Class ASB, 3.398% 7/15/50	735,306	731,295
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	2,090,000	1,996,780
Morgan Stanley Capital I Trust:
sequential payer:
Series 2015-UBS8 Class ASB, 3.626% 12/15/48	2,353,954	2,332,614
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,448,842
Series 2019-L2 Class A3, 3.806% 3/15/52	1,566,852	1,502,705
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,276,000	1,221,952
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	329,289	341,250
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(d)	109,521	101,854
Series 2015-MS1:
Class B, 4.1571% 5/15/48 (d)	850,000	797,030
Class C, 4.1571% 5/15/48 (d)	70,000	61,439
Series 2017 H1 Class B, 4.075% 6/15/50	250,000	233,582
Series 2017-H1:
Class A/S, 3.773% 6/15/50	1,200,000	1,137,139
Class C, 4.281% 6/15/50	1,017,356	926,608
Class D, 2.546% 6/15/50 (b)	307,836	250,297
Series 2017-HR2 Class D, 2.73% 12/15/50	864,000	727,382
Series 2018-H4 Class A4, 4.31% 12/15/51	185,000	180,340
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	155,000	146,885
Class C, 3.283% 11/10/36 (b)(d)	149,000	138,964
Series 2020-HR8:
Class A/S, 2.298% 7/15/53	112,000	93,601
Class B, 2.704% 7/15/53	270,000	222,119
Series 2024-BPR2 Class X, 1.0727% 5/5/29 (b)(d)(n)	15,980,146	580,597
MSWF Commercial Mortgage Trust sequential payer Series 2023-2:
Class B, 7.1101% 12/15/56 (d)	64,000	69,404
Class C, 7.2521% 12/15/56 (d)	53,000	56,181
Class D, 4% 12/15/56 (b)	24,000	18,489
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.6167% 1/15/37 (b)(d)	2,266,000	1,583,290
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(d)(e)	2,725,429	2,749,276
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1749% 10/15/28 (b)(d)(e)	1,641,727	1,647,867
Class C, CME Term SOFR 1 Month Index + 5.230% 10.5728% 10/15/28 (b)(d)(e)	449,296	450,976
Class D, CME Term SOFR 1 Month Index + 6.680% 12.0206% 10/15/28 (b)(d)(e)	314,507	316,075
Class E, CME Term SOFR 1 Month Index + 9.420% 14.7664% 10/15/28 (b)(d)(e)	898,592	903,072
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(d)(e)	2,637,966	2,594,274
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2835% 10/15/36 (b)(d)(e)	3,120,000	3,039,075
Class F, CME Term SOFR 1 Month Index + 2.060% 7.3995% 10/15/36 (b)(d)(e)	390,000	380,385
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8495% 10/15/36 (b)(d)(e)	975,000	952,987
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3369% 2/15/39 (b)(d)(e)	501,000	490,396
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9869% 2/15/39 (b)(d)(e)	261,000	253,688
SREIT Trust floater:
Series 2021-FLWR:
Class E, CME Term SOFR 1 Month Index + 2.030% 7.3755% 7/15/36 (b)(d)(e)	1,000,000	985,854
Class F, CME Term SOFR 1 Month Index + 2.780% 8.124% 7/15/36 (b)(d)(e)	500,000	492,925
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.7173% 10/15/38 (b)(d)(e)	744,000	720,257
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(d)(e)	18,696,144	18,468,285
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(d)(e)	7,590,793	7,496,023
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7804% 11/15/38 (b)(d)(e)	649,710	639,976
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0296% 11/15/38 (b)(d)(e)	3,445,664	3,376,750
Class G, CME Term SOFR 1 Month Index + 3.080% 8.4252% 11/15/38 (b)(d)(e)	2,200,785	2,159,569
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 9.002% 11/15/36 (b)(d)(e)	1,523,000	1,494,010
Class G, CME Term SOFR 1 Month Index + 4.310% 9.651% 11/15/36 (b)(d)(e)	252,000	244,976
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.8045% 6/15/26 (b)(d)(e)	1,033,600	1,022,210
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4545% 6/15/26 (b)(d)(e)	800,000	791,208
Tysn 2023-Crnr sequential payer Series 2023-CRNR Class A, 6.7991% 12/10/33 (b)(d)	500,000	525,713
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	2,242,691	2,197,411
UBS Commercial Mortgage Trust sequential payer Series 2018-C12 Class A4, 4.0299% 8/15/51	14,996,261	14,693,131
VASA Trust floater sequential payer Series 2021-VASA Class B, CME Term SOFR 1 Month Index + 1.360% 6.7015% 7/15/39 (b)(d)(e)	500,000	418,152
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,569,000	1,282,592
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	80,000	65,315
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(d)(e)	500,000	498,696
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(d)(e)	2,700,000	2,692,959
Wells Fargo Commercial Mortgag Series 2024-1CHI Class E, 7.5743% 7/15/35 (b)(d)	270,000	270,111
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.5031% 7/15/48 (b)(d)(e)	4,000,000	3,997,891
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(d)(e)	1,021,000	994,989
Series 2021-SAVE Class D, CME Term SOFR 1 Month Index + 2.610% 7.9515% 2/15/40 (b)(d)(e)	600,000	591,011
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	624,000	618,137
Series 2015-C29:
Class A4, 3.637% 6/15/48	4,220,000	4,157,971
Class ASB, 3.4% 6/15/48	804,444	799,741
Series 2016-BNK1 Class ASB, 2.514% 8/15/49	4,288,568	4,212,331
Series 2016-LC24 Class ASB, 2.825% 10/15/49	1,222,903	1,200,003
Series 2016-LC25:
Class A3, 3.374% 12/15/59	2,133,546	2,078,804
Class ASB, 3.486% 12/15/59	3,719,069	3,668,483
Series 2017-C38 Class ASB, 3.261% 7/15/50	1,007,908	990,076
Series 2017-C42 Class ASB, 3.488% 12/15/50	1,100,825	1,082,503
Series 2019-C50 Class ASB, 3.635% 5/15/52	187,506	182,530
Series 2016-NXS6 Class C, 4.5379% 11/15/49 (d)	560,000	513,718
Series 2019-C49 Class C, 4.866% 3/15/52 (d)	100,000	93,985
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	250,000	176,609
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	3,028,194	2,951,208
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	800,000	758,234
WFCM Series 2022-C62 Class B, 4.4964% 4/15/55 (d)	886,000	782,203
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $553,782,903)		555,087,001

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (b)		935,000	893,802
8.75% 4/14/32 (b)		500,000	454,065
9.375% 5/8/48 (b)		85,000	73,100
9.5% 11/12/25 (b)		230,000	234,241
Arab Republic of Egypt:
7.5% 1/31/27 (b)		425,000	415,703
7.5% 2/16/61 (b)		1,140,000	786,956
7.6003% 3/1/29 (b)		810,000	761,906
7.625% 5/29/32 (b)		235,000	201,219
7.903% 2/21/48 (b)		70,000	51,538
8.5% 1/31/47 (b)		450,000	348,047
8.7002% 3/1/49 (b)		380,000	297,111
Argentine Republic:
0.75% 7/9/30 (f)		7,349,365	4,178,114
1% 7/9/29		150,826	90,722
3.5% 7/9/41 (f)		550,000	229,075
4.125% 7/9/35 (f)		5,406,239	2,397,667
5% 1/9/38 (f)		1,953,000	950,135
Bahamian Republic 6% 11/21/28 (b)		838,000	774,103
Bahrain Kingdom:
5.625% 5/18/34 (b)		315,000	295,313
7.5% 2/12/36 (b)		400,000	422,875
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		700,000	716,576
6.25% 10/31/28 (b)		200,000	213,298
6.25% 7/9/54 (b)		455,000	491,368
Barbados Government 6.5% 10/1/29 (b)		705,000	675,038
Bermuda Government:
2.375% 8/20/30 (b)		1,025,000	896,875
4.75% 2/15/29 (b)		200,000	198,776
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		495,018	402,281
Brazilian Federative Republic:
3.875% 6/12/30		470,000	431,225
6% 10/20/33		400,000	400,520
7.125% 1/20/37		900,000	977,517
7.125% 5/13/54		700,000	716,814
8.25% 1/20/34		325,000	376,643
Canadian Government:
2.75% 6/1/33	CAD	3,000,000	2,164,301
3% 6/1/34	CAD	365,000	267,191
Chilean Republic:
2.45% 1/31/31		1,510,000	1,336,350
2.75% 1/31/27		200,000	191,688
3.1% 1/22/61		725,000	475,963
4% 1/31/52		475,000	386,978
4.34% 3/7/42		350,000	315,175
5.33% 1/5/54		200,000	198,376
Colombian Republic:
3% 1/30/30		760,000	643,340
3.125% 4/15/31		200,000	163,500
5% 6/15/45		1,850,000	1,341,158
5.2% 5/15/49		540,000	396,333
7.5% 2/2/34		270,000	278,370
8% 4/20/33		340,000	362,270
8% 11/14/35		1,890,000	2,005,290
8.75% 11/14/53		2,825,000	3,073,459
Costa Rican Republic:
5.625% 4/30/43 (b)		625,000	578,125
7.3% 11/13/54 (b)		300,000	324,843
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(g)		60,000	31,331
6.825% (b)(g)		430,000	227,096
6.85% (b)(g)		625,000	335,156
7.55% (b)(g)		20,000	10,550
7.85% (b)(g)		450,000	239,203
Dominican Republic:
4.5% 1/30/30 (b)		350,000	331,524
4.875% 9/23/32 (b)		1,621,000	1,525,766
5.3% 1/21/41 (b)		350,000	317,734
5.875% 1/30/60 (b)		1,200,000	1,101,600
5.95% 1/25/27 (b)		2,600,000	2,622,750
6% 7/19/28 (b)		2,400,000	2,446,512
6.6% 6/1/36 (b)		205,000	215,455
6.85% 1/27/45 (b)		75,000	78,891
6.875% 1/29/26 (b)		270,000	274,556
7.05% 2/3/31 (b)		150,000	160,575
Ecuador Republic:
5.5% 7/31/35 (b)(f)		825,000	455,813
6.9% 7/31/30 (b)		805,000	572,758
El Salvador Republic:
0.25% 4/17/30 (b)		265,000	6,758
7.1246% 1/20/50 (b)		475,000	329,085
7.65% 6/15/35 (b)		115,000	90,103
9.25% 4/17/30 (b)		265,000	250,479
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,240,000	884,281
3.125% 9/30/49 (b)		1,145,000	841,575
3.875% 4/16/50 (b)		1,169,000	984,158
5.5% 4/30/54 (b)		360,000	386,325
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		700,000	538,650
5.25% 1/30/43 (Reg. S)		200,000	198,500
Export Credit Bank of Turkey 9% 1/28/27 (b)		300,000	317,250
Gabonese Republic:
6.625% 2/6/31 (b)		465,000	355,289
6.95% 6/16/25 (b)		200,000	186,813
7% 11/24/31 (b)		250,000	190,625
Georgia Republic 2.75% 4/22/26 (b)		535,000	502,733
German Federal Republic:
2.5% 7/4/44	EUR	2,955,000	3,237,180
3.25% 7/4/42	EUR	4,100,000	4,971,563
Ghana Republic:
7.75% (b)(g)		455,000	238,306
8.627% (b)(g)		270,000	139,894
10.75% 10/14/30 (b)		400,000	273,252
Guatemalan Republic:
5.375% 4/24/32 (b)		755,000	742,920
6.6% 6/13/36 (b)		145,000	151,236
Hungarian Republic:
2.125% 9/22/31 (b)		850,000	699,975
3.125% 9/21/51 (b)		510,000	337,238
5.25% 6/16/29 (b)		350,000	353,413
5.5% 6/16/34 (b)		315,000	318,839
6.75% 9/25/52 (b)		70,000	78,838
Indonesian Republic:
3.5% 2/14/50		545,000	425,441
4.1% 4/24/28		645,000	639,558
4.2% 10/15/50		8,500,000	7,450,781
4.35% 1/11/48		200,000	180,938
5.125% 1/15/45 (b)		1,500,000	1,519,245
5.25% 1/17/42 (b)		564,000	578,453
5.95% 1/8/46 (b)		325,000	358,313
6.75% 1/15/44 (b)		200,000	241,000
7.75% 1/17/38 (b)		769,000	973,506
8.5% 10/12/35 (b)		950,000	1,235,238
Islamic Republic of Pakistan:
6% 4/8/26 (b)		465,000	426,638
6.875% 12/5/27 (b)		400,000	347,000
7.375% 4/8/31 (b)		435,000	346,369
Israeli State:
3.375% 1/15/50		840,000	567,215
5.75% 3/12/54		200,000	192,000
Ivory Coast:
6.125% 6/15/33 (b)		500,000	457,031
6.375% 3/3/28 (b)		1,100,000	1,092,322
8.25% 1/30/37 (b)		650,000	647,563
Jamaican Government 6.75% 4/28/28		300,000	315,423
Japan Government 0.005% 2/1/25	JPY	307,000,000	2,098,579
Jordanian Kingdom:
4.95% 7/7/25 (b)		300,000	294,656
7.375% 10/10/47 (b)		95,000	86,213
7.5% 1/13/29 (b)		650,000	659,750
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		500,000	414,063
3.25% 10/22/30 (b)		2,500,000	2,330,600
3.45% 2/2/61 (b)		1,300,000	901,875
3.75% 1/21/55 (b)		615,000	458,752
4.5% 10/26/46 (b)		1,065,000	938,198
4.5% 4/22/60 (b)		1,390,000	1,183,672
4.625% 10/4/47 (b)		250,000	223,984
5% 1/18/53 (b)		200,000	185,500
5.75% 1/16/54 (b)		200,000	204,000
Lebanese Republic 6.375% (g)		350,000	22,531
Mongolia Government 7.875% 6/5/29 (b)		200,000	208,750
Moroccan Kingdom 6.5% 9/8/33 (b)		601,000	641,622
Panamanian Republic:
2.252% 9/29/32		1,350,000	1,010,475
3.87% 7/23/60		435,000	265,485
4.5% 5/15/47		350,000	255,476
4.5% 4/16/50		1,518,000	1,078,691
6.4% 2/14/35		400,000	399,060
6.853% 3/28/54		200,000	196,062
7.875% 3/1/57		200,000	219,126
8% 3/1/38		200,000	220,438
Peruvian Republic:
2.783% 1/23/31		475,000	419,959
3% 1/15/34		475,000	403,156
3.3% 3/11/41		275,000	214,844
Philippine Republic:
2.65% 12/10/45		255,000	174,834
2.95% 5/5/45		350,000	253,422
3.556% 9/29/32		200,000	185,125
5% 7/17/33		200,000	203,813
5.5% 1/17/48		500,000	522,500
5.6% 5/14/49		270,000	285,356
5.95% 10/13/47		200,000	220,875
Polish Government:
5.5% 4/4/53		586,000	598,576
5.5% 3/18/54		280,000	286,530
5.75% 11/16/32		235,000	252,237
Provincia de Cordoba:
6.875% 12/10/25 (b)		170,003	161,690
6.99% 6/1/27 (b)		360,000	312,422
Republic of Armenia 3.6% 2/2/31 (b)		624,000	524,550
Republic of Benin 7.96% 2/13/38 (b)		760,000	727,463
Republic of Kenya:
6.3% 1/23/34 (b)		105,000	80,588
7.25% 2/28/28 (b)		485,000	444,988
9.75% 2/16/31 (b)		200,000	193,750
Republic of Montenegro 7.25% 3/12/31 (b)		340,000	351,156
Republic of Nigeria:
6.125% 9/28/28 (b)		1,110,000	999,000
6.5% 11/28/27 (b)		305,000	284,031
7.143% 2/23/30 (b)		250,000	226,172
7.625% 11/21/25 (b)		205,000	205,384
7.696% 2/23/38 (b)		535,000	428,669
7.875% 2/16/32 (b)		450,000	400,500
Republic of Paraguay:
2.739% 1/29/33 (b)		1,050,000	884,625
4.95% 4/28/31 (b)		200,000	197,625
6% 2/9/36 (b)		230,000	239,920
Republic of Senegal 6.25% 5/23/33 (b)		280,000	242,988
Republic of Serbia:
2.125% 12/1/30 (b)		845,000	696,069
6% 6/12/34 (b)		295,000	298,798
6.5% 9/26/33 (b)		663,000	691,675
Republic of Uzbekistan 3.7% 11/25/30 (b)		300,000	255,188
Republic of Zambia 8.97% (b)(g)(h)		65,000	49,388
Romanian Republic:
3% 2/27/27 (b)		528,000	500,544
3% 2/14/31 (b)		960,000	825,379
3.625% 3/27/32 (b)		300,000	263,625
4% 2/14/51 (b)		425,000	303,510
7.125% 1/17/33 (b)		209,000	226,177
Rwanda Republic 5.5% 8/9/31 (b)		677,000	543,927
South African Republic:
4.85% 9/27/27		185,000	182,554
4.85% 9/30/29		425,000	405,569
5% 10/12/46		225,000	169,151
5.65% 9/27/47		260,000	209,763
5.75% 9/30/49		570,000	458,850
5.875% 4/20/32		609,000	592,271
State of Qatar:
4.4% 4/16/50 (b)		1,130,000	1,039,600
4.625% 6/2/46 (b)		1,935,000	1,858,809
4.817% 3/14/49 (b)		750,000	737,109
5.103% 4/23/48 (b)		295,000	300,531
Sultanate of Oman:
5.625% 1/17/28 (b)		1,290,000	1,317,009
6% 8/1/29 (b)		300,000	312,300
6.25% 1/25/31 (b)		400,000	425,116
6.5% 3/8/47 (b)		300,000	316,875
6.75% 1/17/48 (b)		1,105,000	1,198,580
7% 1/25/51 (b)		35,000	39,102
Tajikistan Republic 7.125% 9/14/27 (b)		485,000	469,086
Turkish Republic:
4.25% 4/14/26		675,000	663,820
4.75% 1/26/26		500,000	495,625
4.875% 10/9/26		1,350,000	1,333,547
4.875% 4/16/43		885,000	649,369
5.125% 2/17/28		1,500,000	1,463,906
5.75% 5/11/47		860,000	679,400
6% 1/14/41		1,085,000	933,439
6.625% 2/17/45		110,000	97,556
7.125% 7/17/32		220,000	221,650
7.625% 5/15/34		200,000	208,000
9.125% 7/13/30		330,000	368,363
9.375% 3/14/29		1,004,000	1,120,715
9.375% 1/19/33		600,000	687,750
9.875% 1/15/28		435,000	484,481
Ukraine Government:
0% 2/1/30 (b)(o)		100,922	42,640
0% 2/1/34 (b)(o)		377,138	115,970
0% 2/1/35 (b)(o)		318,711	127,484
0% 2/1/36 (b)(o)		265,591	105,174
0% 8/1/41 (b)(d)		100,000	69,000
1.75% 2/1/29 (b)(f)		742,480	441,776
1.75% 2/1/34 (b)(f)		659,660	288,601
1.75% 2/1/35 (b)(f)		290,440	124,889
1.75% 2/1/36 (b)(f)		155,020	65,884
United Mexican States:
2.659% 5/24/31		200,000	169,875
3.25% 4/16/30		1,750,000	1,588,125
3.5% 2/12/34		685,000	577,113
3.75% 1/11/28		350,000	338,734
3.75% 4/19/71		1,050,000	660,516
3.771% 5/24/61		280,000	180,163
4.875% 5/19/33		200,000	189,750
5.75% 10/12/2110		450,000	385,313
6.05% 1/11/40		801,000	802,001
6.338% 5/4/53		846,000	830,931
6.35% 2/9/35		200,000	207,875
Uruguay Republic:
5.1% 6/18/50		1,667,000	1,654,498
5.75% 10/28/34		295,000	319,522
Venezuelan Republic 9.25% (g)		1,720,000	273,910
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $136,383,362)			140,480,141

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $1,630,858)	EUR	1,500,000	1,690,167

Common Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
JOANN, Inc. (h)	68,801	158,930
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. warrants 10/27/24 (p)	225	3,836
Mesquite Energy, Inc. (h)(p)	3,883	326,134
		329,970
FINANCIALS - 0.0%
Banks - 0.0%
First Republic Bank (p)	3,000	39
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (h)(p)	350	1,022
TOTAL FINANCIALS		1,061
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (h)	35,749	396,456
Cano Health, Inc. warrants (h)(p)	1,756	6,392
		402,848
TOTAL COMMON STOCKS (Cost $987,103)		892,809

Bank Loan Obligations - 4.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8014% 8/15/28 (d)(e)(q)	3,948,101	2,992,344
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (d)(e)(q)	1,004,383	757,305
CME Term SOFR 3 Month Index + 7.500% 13.0962% 7/31/25 (d)(e)(q)	26,289	26,355
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (d)(e)(h)(q)	60,033	60,033
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7467% 9/13/29 (d)(e)(q)	403,988	392,373
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 10/2/27 (d)(e)(q)	250,000	238,828
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 3.500% 8.763% 7/1/31 (d)(e)(q)	1,650,000	1,650,000
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 4/17/31 (d)(e)(q)	334,163	334,998
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.8542% 8/1/29 (d)(e)(q)	566,104	525,650
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5967% 9/21/27 (d)(e)(q)	492,177	494,948
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3612% 3/9/27 (d)(e)(q)	4,500,000	4,146,570
		11,619,404
Entertainment - 0.0%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8612% 9/1/27 (d)(e)(q)	147,857	129,691
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8612% 9/1/27 (d)(e)(q)	1,745,000	1,513,247
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 8/30/30 (d)(e)(q)	254,025	254,660
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 8/5/28 (d)(e)(q)	693,442	693,442
		2,591,040
Interactive Media & Services - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 7/8/31 (d)(e)(q)	340,000	339,293
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8325% 10/28/27 (d)(e)(q)	840,096	819,908
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3014% 10/31/27 (d)(e)(q)	847,757	754,504
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2554% 10/30/30 (d)(e)(q)	443,888	444,722
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.0816% 2/1/27 (d)(e)(q)	2,808,172	2,805,448
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7014% 1/31/28 (d)(e)(q)	2,500,000	2,467,500
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4514% 10/15/29 (d)(e)(q)	2,000,000	1,985,620
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 4/15/27 (d)(e)(q)	311,735	262,013
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8369% 1/18/28 (d)(e)(q)	1,223,255	1,165,150
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4423% 5/25/26 (d)(e)(q)	620,000	564,640
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (e)(g)(q)	722,700	9,034
term loan 10% 8/2/27 (q)	48,576	61,934
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3006% 12/1/28 (d)(e)(q)	3,523,981	3,519,576
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2014% 9/25/28 (d)(e)(q)	225,000	206,550
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.8612% 9/19/26 (d)(e)(q)	590,437	590,927
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6042% 2/10/31 (d)(e)(q)	565,000	568,108
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.0967% 4/21/29 (d)(e)(q)	132,226	90,046
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (d)(e)(q)	590,000	582,259
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6112% 3/24/26 (d)(e)(q)	1,150,171	1,148,883
CME Term SOFR 1 Month Index + 3.250% 8.6112% 1/31/29 (d)(e)(q)	496,193	480,687
CME Term SOFR 1 Month Index + 3.500% 8.8612% 1/31/29 (d)(e)(q)	440,000	426,386
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9514% 1/31/28 (d)(e)(q)	605,000	583,571
Tranche Y 1LN, term loan CME Term SOFR 6 Month Index + 3.250% 8.6562% 3/6/31 (d)(e)(q)	590,000	564,760
		20,102,226
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2521% 1/30/31 (d)(e)(q)	1,290,000	1,297,521
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.25% 1/27/31 (d)(e)(q)	399,000	399,391
		1,696,912
TOTAL COMMUNICATION SERVICES		36,348,875
CONSUMER DISCRETIONARY - 0.9%
Automobile Components - 0.0%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 3/5/28 (d)(e)(q)	988,015	909,468
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 5/6/30 (d)(e)(q)	538,650	539,097
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0975% 6/30/28 (d)(e)(q)	328,350	295,866
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (d)(e)(q)	2,309,112	2,299,021
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(e)(q)	1,032,325	991,032
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8612% 1/29/28 (d)(e)(q)	421,823	415,762
		5,450,246
Automobiles - 0.1%
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/13/29 (d)(e)(q)	808,180	808,326
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/22/31 (d)(e)(q)	496,250	496,374
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8905% 6/3/28 (d)(e)(q)	4,379,131	4,167,488
		5,472,188
Broadline Retail - 0.1%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (d)(e)(q)	2,259,121	1,945,306
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7521% 11/8/27 (d)(e)(q)	937,655	939,539
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/5/28 (d)(e)(q)	10,534,555	10,530,130
		13,414,975
Distributors - 0.0%
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 12/22/28 (d)(e)(q)	172,790	173,438
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7467% 12/26/28 (d)(e)(q)	461,518	463,443
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 12/25/28 (d)(e)(q)	1,199,346	1,200,102
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 1/6/28 (d)(e)(q)	199,484	199,111
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3115% 8/1/30 (d)(e)(q)	535,957	537,463
		2,573,557
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8426% 7/30/28 (d)(e)(q)	3,700,703	3,704,182
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0572% 1/26/28 (d)(e)(q)	424,622	426,567
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 6/12/30 (d)(e)(q)	2,032,113	2,040,018
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2479% 8/11/28 (d)(e)(q)	312,641	313,658
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.063% 1/15/27 (d)(e)(q)	460,711	449,833
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(e)(q)	6,212,432	5,258,824
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(q)	467,605	386,943
		12,580,025
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 9/23/30 (d)(e)(q)	2,201,904	2,182,990
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7003% 2/7/29 (d)(e)(q)	3,067,878	3,001,397
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 8/17/28 (d)(e)(q)	493,671	494,041
Aramark Services, Inc. Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1112% 1/15/27 (d)(e)(q)	500,000	500,000
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 11/24/28 (d)(e)(q)	277,474	278,051
Bulldog Purchaser, Inc.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/30/31 (d)(e)(q)	390,000	390,780
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (d)(e)(q)	120,000	119,000
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/26/30 (d)(e)(q)	2,724,063	2,722,782
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.9967% 2/6/31 (d)(e)(q)	1,835,400	1,832,335
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.9967% 8/9/27 (d)(e)(q)	42,017	42,148
CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/18/28 (d)(e)(q)	1,844,731	1,846,041
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3924% 7/21/30 (d)(e)(q)	4,733,469	4,709,801
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5962% 9/18/26 (d)(e)(q)	1,523,407	1,524,930
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5% 6/29/29 (d)(e)(q)	425,738	424,942
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (d)(e)(q)	850,000	853,188
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 2.750% 8.014% 10/31/29 (d)(e)(q)	1,417,632	1,419,404
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0869% 1/27/29 (d)(e)(q)	5,639,558	5,626,362
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5053% 2/12/29 (d)(e)(q)	2,354,100	2,345,272
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.5846% 11/25/30 (d)(e)(q)	1,403,945	1,403,692
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 11/30/29 (d)(e)(q)	883,557	885,765
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5016% 5/26/30 (d)(e)(q)	1,494,900	1,493,031
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4967% 1/17/31 (d)(e)(q)	538,650	536,248
CME Term SOFR 1 Month Index + 3.000% 7.7467% 8/2/28 (d)(e)(q)	1,877,076	1,874,429
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 4/26/28 (d)(e)(q)	498,718	498,005
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6112% 4/26/28 (d)(e)(q)	652,365	650,193
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 1/15/26 (d)(e)(q)	35,484	35,565
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5916% 4/16/29 (d)(e)(q)	750,441	750,066
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 4/1/31 (d)(e)(q)	2,500,000	2,492,200
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 8/1/30 (d)(e)(q)	502,475	502,294
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 11/10/28 (d)(e)(q)	1,294,397	1,292,378
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3416% 7/18/31 (d)(e)(q)	178,738	177,556
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0967% 5/3/29 (d)(e)(q)	197,481	198,058
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.652% 3/1/26 (d)(e)(q)	997,368	982,408
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (d)(e)(q)	2,800,633	2,647,046
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 3/14/31 (d)(e)(q)	1,341,638	1,340,604
Tait LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8/14/31 (e)(q)(r)	350,000	348,250
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (d)(e)(q)	1,940,920	1,764,296
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 8/3/28 (d)(e)(q)	1,748,368	1,749,032
		51,934,580
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (d)(e)(q)	1,258,740	1,258,061
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.6717% 10/21/28 (d)(e)(q)	151,513	75,852
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5967% 10/30/27 (d)(e)(q)	180,838	168,631
		1,502,544
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 3/18/30 (d)(e)(q)	800,638	792,295
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.065% 11/6/27 (d)(e)(q)	106,510	106,156
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.6292% 4/13/29 (d)(e)(q)	103,950	104,340
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 6 Month Index + 4.750% 10.2538% 3/10/26 (d)(e)(q)	143,188	86,628
CME Term SOFR 6 Month Index + 4.750% 10.3922% 3/10/26 (d)(e)(q)	875,491	525,295
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.352% 5/16/31 (d)(e)(q)	670,000	669,330
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0846% 3/13/28 (d)(e)(q)	194,513	195,485
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (d)(e)(q)	4,102,429	3,977,018
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 4/16/31 (d)(e)(q)	558,182	557,484
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 4/15/28 (d)(e)(q)	779,868	637,137
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8612% 10/20/28 (d)(e)(q)	207,632	190,957
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5967% 10/20/28 (d)(e)(q)	461,775	433,685
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0967% 2/8/28 (d)(e)(q)	670,131	597,851
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (d)(e)(q)	2,425,000	2,206,750
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 4/16/28 (d)(e)(q)	630,957	631,746
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5967% 1/30/31 (d)(e)(q)	720,000	720,598
		11,640,460
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 2/20/29 (d)(e)(q)	461,250	462,578
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 11/23/28 (d)(e)(q)	81,425	80,950
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/26/31 (e)(q)(r)	1,410,000	1,403,387
		1,946,915
TOTAL CONSUMER DISCRETIONARY		107,307,785
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6846% 1/24/29 (d)(e)(q)	980,000	846,122
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4346% 1/24/30 (d)(e)(q)	1,000,000	735,630
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8462% 3/31/28 (d)(e)(q)	5,682,358	5,678,494
		7,260,246
Consumer Staples Distribution & Retail - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3416% 2/3/29 (d)(e)(q)	128,889	129,292
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.1846% 8/1/29 (d)(e)(q)	592,392	594,465
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5967% 2/1/27 (d)(e)(q)	492,308	492,834
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 7.500% 12.5955% 12/13/28 (d)(e)(q)	274,750	276,467
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9709% 4/2/29 (d)(e)(q)	1,006,022	1,006,334
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (d)(e)(q)	3,007,827	2,999,766
		5,499,158
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.528% 12/23/30 (d)(e)(q)	199,500	199,875
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6112% 10/23/27 (d)(e)(q)	738,491	740,891
Del Monte Foods Corp. Ii, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.4426% 8/2/28 (d)(e)(q)	459,718	436,732
2LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6919% 8/2/28 (d)(e)(q)	979,844	587,907
Dm Escrow Corp. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.5% 9/3/24 (d)(e)(q)	54,883	52,139
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 2/12/31 (d)(e)(q)	690,000	693,450
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0932% 3/1/29 (d)(e)(q)	245,000	245,461
		2,956,455
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3143% 6/27/31 (d)(e)(q)	974,748	962,154
Resideo Funding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3014% 5/14/31 (d)(e)(q)	365,000	365,000
		1,327,154
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1112% 5/17/28 (d)(e)(q)	2,486,252	2,299,783
TOTAL CONSUMER STAPLES		19,342,796
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Bison Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2548% 2/11/30 (d)(e)(q)	280,547	282,230
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0894% 6/22/29 (d)(e)(q)	525,000	521,588
		803,818
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.075% 7/9/31 (d)(e)(q)	835,000	835,000
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5975% 10/31/28 (d)(e)(q)	98,950	99,280
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 3/17/28 (d)(e)(q)	2,291,797	2,297,527
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 11/19/29 (d)(e)(q)	586,643	586,156
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (d)(e)(q)	3,884,282	3,871,348
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0682% 6/29/29 (d)(e)(q)	2,720,000	2,718,123
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 9/29/28 (d)(e)(q)	1,453,973	1,464,616
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8437% 10/31/28 (d)(e)(q)	426,867	427,669
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 5/22/31 (d)(e)(q)	340,000	342,428
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(g)(h)(q)	71,751	0
term loan 0% (d)(g)(h)(q)	31,000	0
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.2521% 10/30/28 (d)(e)(q)	1,646,725	1,540,149
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0643% 2/28/30 (d)(e)(q)	306,484	307,863
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9967% 8/1/29 (d)(e)(q)	294,263	294,018
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 5.250% 10.5937% 4/3/28 (d)(e)(q)	249,970	249,925
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.6028% 5/10/29 (d)(e)(q)	395,000	395,328
		15,429,430
TOTAL ENERGY		16,233,248
FINANCIALS - 0.6%
Capital Markets - 0.1%
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 8/9/30 (d)(e)(q)	1,702,137	1,664,452
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 2/14/31 (d)(e)(q)	1,576,050	1,578,619
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 6/14/31 (d)(e)(q)	1,281,490	1,280,567
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 7/29/30 (d)(e)(q)	2,207,061	2,210,924
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/19/31 (d)(e)(q)	830,000	828,514
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (d)(e)(q)	2,223,941	2,229,856
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5777% 2/10/31 (d)(e)(q)	388,521	388,521
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 6/24/28 (d)(e)(q)	2,487,244	2,484,135
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 6/30/28 (d)(e)(q)	2,969,867	2,966,719
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (e)(q)(r)	1,130,000	1,122,463
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (d)(e)(q)	1,101,660	1,103,037
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 1/26/28 (d)(e)(q)	487,474	487,689
Ngp Xi Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2846% 7/25/31 (d)(e)(q)	385,000	384,519
		18,730,015
Financial Services - 0.2%
Aal Delaware Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 7/30/31 (d)(e)(q)	540,000	541,517
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7477% 8/1/31 (d)(e)(q)	2,100,000	2,101,491
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 12/19/30 (d)(e)(q)	3,114,667	3,057,668
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/27/29 (d)(e)(q)	202,950	203,965
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 3/10/31 (d)(e)(q)	225,000	226,640
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1021% 3/27/29 (d)(e)(q)	829,155	837,098
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 Month Index + 9.500% 14.8437% 4/28/28 (d)(e)(h)(q)	103,709	95,930
Neon Maple U.S. Debt Mergersub I Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7/21/31 (e)(q)(r)	1,670,000	1,663,738
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5967% 11/1/29 (d)(e)(q)	2,055,000	2,043,266
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (d)(e)(q)	4,822,520	4,775,308
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8077% 5/16/31 (d)(e)(q)	255,000	254,044
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7521% 2/14/30 (d)(e)(q)	628,800	630,271
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 12/1/28 (d)(e)(q)	762,770	763,114
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 6/6/31 (d)(e)(q)	1,900,050	1,900,050
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.2908% 4/29/26 (d)(e)(q)	983,151	985,608
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/9/27 (d)(e)(q)	2,259,511	2,261,635
CME Term SOFR 3 Month Index + 5.500% 10.7858% 2/15/27 (d)(e)(q)	731,941	735,601
		23,076,944
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5936% 11/6/30 (d)(e)(q)	5,827,825	5,780,969
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 11/6/30 (d)(e)(q)	1,003,818	1,006,498
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6112% 2/19/28 (d)(e)(q)	1,051,467	1,052,781
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 2/28/28 (d)(e)(q)	441,904	442,063
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3467% 8/19/28 (d)(e)(q)	496,212	491,161
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5967% 8/19/28 (d)(e)(q)	1,252,628	1,244,349
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 1/20/29 (d)(e)(q)	4,875,000	4,495,676
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 12/23/26 (d)(e)(q)	3,971,814	3,952,193
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 7/31/27 (d)(e)(q)	2,202,073	2,176,155
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/20/30 (d)(e)(q)	3,007,676	3,008,939
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3969% 3/15/30 (d)(e)(q)	528,675	528,511
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 10.0846% 3/8/32 (d)(e)(q)	1,315,000	1,334,488
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 5/6/31 (d)(e)(q)	3,545,000	3,545,744
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.750% 8.0846% 11/23/29 (d)(e)(q)	191,605	191,534
CME Term SOFR 3 Month Index + 2.750% 8.0846% 9/27/30 (d)(e)(q)	1,463,956	1,462,917
		30,713,978
TOTAL FINANCIALS		72,520,937
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3467% 11/8/27 (d)(e)(q)	255,488	256,837
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 3/31/29 (d)(e)(q)	265,827	260,601
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.9846% 1/6/29 (d)(e)(q)	506,117	505,530
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/1/31 (d)(e)(q)	2,120,000	2,125,300
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 10/23/28 (d)(e)(q)	2,163,867	2,168,108
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 11/30/27 (d)(e)(q)	951,023	952,611
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/30/31 (d)(e)(q)	575,000	574,281
		6,843,268
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (d)(e)(q)	669,879	531,509
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (d)(e)(h)(q)	209,670	209,146
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0767% 2/11/28 (d)(e)(q)	509,312	512,001
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/9/31 (d)(e)(q)	950,000	949,801
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (d)(e)(q)	4,582,855	4,145,559
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.35% 10/29/27 (d)(e)(q)	39,638	39,572
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (d)(e)(q)	700,394	699,225
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.35% 10/29/27 (d)(e)(q)	5,016	5,007
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 2.000% 7.3346% 7/3/28 (d)(e)(q)	192,350	193,268
CME Term SOFR 3 Month Index + 2.000% 7.3346% 7/3/28 (d)(e)(q)	47,924	48,153
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0846% 12/6/28 (d)(e)(q)	661,679	660,303
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 4/7/31 (d)(e)(q)	990,936	992,175
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (d)(e)(q)	545,000	530,694
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1137% 3/2/28 (d)(e)(q)	964,716	929,446
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1846% 3/2/28 (d)(e)(q)	27,806	26,789
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/21/31 (d)(e)(q)	2,538,638	2,540,897
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 11/15/28 (d)(e)(q)	1,833,438	1,839,544
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 6/21/29 (d)(e)(q)	363,152	363,515
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.7792% 4/10/31 (d)(e)(q)	255,000	255,372
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 7/18/31 (d)(e)(q)	545,000	545,000
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0615% 12/19/30 (d)(e)(q)	780,927	781,676
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.565% 10/1/28 (d)(e)(q)	846,314	827,974
U.S. Radiology Specialists, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0361% 12/15/27 (d)(e)(q)	496,183	496,679
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 1/8/27 (d)(e)(q)	806,128	806,966
		18,930,271
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 2/15/29 (d)(e)(q)	5,783,184	5,733,622
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (q)	265,000	264,338
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 5/1/31 (d)(e)(q)	1,596,000	1,595,330
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 9/28/29 (d)(e)(q)	832,913	833,521
		8,426,811
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (e)(q)(r)	204,850	205,405
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (e)(q)(r)	15,150	15,191
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0506% 8/1/27 (d)(e)(q)	1,946,800	1,944,133
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.783% 4/23/31 (d)(e)(q)	840,000	837,900
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 5/5/28 (d)(e)(q)	1,867,226	1,868,010
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8416% 5/17/31 (d)(e)(q)	1,084,726	1,089,477
		5,960,116
TOTAL HEALTH CARE		40,160,466
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/30 (e)(q)(r)	415,000	416,818
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 4/21/31 (d)(e)(q)	395,000	396,315
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 8/24/28 (d)(e)(q)	840,159	843,419
Tranche K 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 3/22/30 (d)(e)(q)	1,672,011	1,678,231
		3,334,783
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0967% 11/23/28 (d)(e)(q)	1,108,930	1,099,050
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.0709% 3/18/30 (d)(e)(q)	768,146	766,902
STG Logistics, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4846% 3/24/28 (d)(e)(h)(q)	131,963	64,530
		1,930,482
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(e)(q)	2,405,323	1,805,508
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 1/3/29 (d)(e)(q)	1,060,430	1,062,042
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/11/29 (d)(e)(q)	387,230	389,650
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.5967% 10/22/28 (d)(e)(q)	89,541	89,387
CME Term SOFR 1 Month Index + 3.750% 8.7467% 11/3/28 (d)(e)(q)	324,188	323,782
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5572% 6/18/31 (d)(e)(q)	430,000	429,695
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3406% 1/24/29 (d)(e)(q)	573,750	572,677
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (d)(e)(q)	5,765,079	5,721,841
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 3/28/31 (d)(e)(q)	250,000	251,043
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (d)(e)(q)	1,935,212	1,918,279
		12,563,904
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 12/21/28 (d)(e)(q)	2,205,667	2,210,718
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0967% 5/14/28 (d)(e)(q)	2,959,631	2,940,896
Amentum Government Services Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.278% 2/15/29 (d)(e)(q)	1,698,276	1,697,223
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.75% 11/16/28 (d)(e)(q)	408,975	410,766
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.48% 11/16/28 (d)(e)(q)	1,141,570	1,142,712
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0411% 7/9/28 (d)(e)(q)	763,915	764,870
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6112% 6/30/28 (d)(e)(q)	425,692	425,905
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8346% 2/10/31 (d)(e)(q)	688,275	681,179
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 5/31/28 (d)(e)(q)	463,838	465,289
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(e)(q)	2,640,024	2,616,923
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3346% 5/2/30 (d)(e)(q)	330,000	331,238
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1112% 10/8/28 (d)(e)(q)	338,265	339,463
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1521% 5/3/29 (d)(e)(q)	196,000	150,246
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.5894% 2/10/31 (d)(e)(q)	243,775	243,624
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (d)(e)(q)	557,574	558,773
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 10/21/28 (d)(e)(q)	738,608	740,351
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8357% 10/21/30 (d)(e)(q)	538,650	539,259
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6112% 4/21/27 (d)(e)(q)	597,272	360,603
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (d)(e)(q)	1,717,271	1,718,730
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 3 Month Index + 4.750% 10.154% 10/11/28 (d)(e)(q)	414,750	393,909
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.404% 4/11/29 (d)(e)(q)	3,369,881	3,220,359
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5292% 7/25/30 (d)(e)(q)	1,007,888	1,011,042
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5292% 7/31/26 (d)(e)(q)	2,461,450	2,159,036
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 3/24/31 (d)(e)(q)	875,000	877,188
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3612% 3/19/28 (d)(e)(q)	248,563	249,107
Reworld Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.7437% 11/30/28 (d)(e)(q)	214,637	214,703
CME Term SOFR 1 Month Index + 2.750% 8.0869% 11/30/28 (d)(e)(q)	127,708	127,844
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.5877% 11/30/28 (d)(e)(q)	16,448	16,453
CME Term SOFR 1 Month Index + 2.750% 8.0869% 11/30/28 (d)(e)(q)	6,978	6,986
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4259% 12/10/26 (d)(e)(q)	569,911	572,761
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.4967% 4/14/29 (d)(e)(q)	446,819	451,752
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.3711% 2/24/31 (d)(e)(q)	685,781	682,352
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.7467% 11/3/29 (d)(e)(q)	102,563	102,691
		28,424,951
Construction & Engineering - 0.0%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0816% 3/21/31 (d)(e)(q)	360,000	348,300
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.0917% 5/14/28 (d)(e)(q)	318,363	289,710
		638,010
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2006% 3/2/27 (d)(e)(q)	1,959,885	1,964,471
Ground Transportation - 0.0%
Avis Budget Car Rental LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1112% 8/6/27 (d)(e)(q)	997,389	990,158
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3467% 3/16/29 (d)(e)(q)	82,195	82,118
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3346% 4/10/31 (d)(e)(q)	720,000	719,777
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (d)(e)(q)	887,254	890,484
		2,682,537
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3612% 7/22/29 (d)(e)(q)	808,810	811,382
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8246% 3/18/30 (d)(e)(q)	629,801	630,985
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7006% 9/28/28 (d)(e)(q)	140,048	134,489
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8115% 6/17/30 (d)(e)(q)	87,826	87,387
STS Operating, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3467% 3/25/31 (d)(e)(q)	1,002,488	995,801
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5877% 4/11/30 (d)(e)(q)	286,393	287,318
		2,947,362
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2936% 4/20/28 (d)(e)(q)	502,500	519,525
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.8474% 3/21/31 (d)(e)(q)	339,150	338,869
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7749% 6/4/29 (d)(e)(q)	845,000	839,719
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (d)(e)(q)	143,501	146,496
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0334% 2/24/31 (d)(e)(q)	867,825	869,179
		2,713,788
Professional Services - 0.1%
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 12/30/28 (d)(e)(q)	922,634	924,414
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 9/30/28 (d)(e)(q)	768,152	770,072
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8612% 6/2/28 (d)(e)(q)	5,427,338	5,352,713
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 3/3/31 (d)(e)(q)	365,000	364,774
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 8/16/28 (d)(e)(q)	590,462	588,248
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0021% 4/29/29 (d)(e)(q)	624,345	512,275
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/30/31 (d)(e)(q)	295,000	295,646
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2521% 7/31/31 (d)(e)(q)	832,144	832,835
		9,640,977
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.1638% 10/6/30 (d)(e)(q)	198,500	199,409
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.286% 1/29/31 (d)(e)(q)	1,392,563	1,346,984
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 2/14/31 (d)(e)(q)	428,925	431,070
		1,977,463
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9681% 4/6/28 (d)(e)(q)	378,361	378,281
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 5/7/28 (d)(e)(q)	703,876	484,443
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 7/26/28 (d)(e)(q)	988,607	991,425
		1,854,149
TOTAL INDUSTRIALS		70,672,877
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 8/10/25 (d)(e)(q)	1,217,700	869,791
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3357% 10/24/30 (d)(e)(q)	79,003	79,201
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 4/4/26 (d)(e)(q)	638,121	605,685
		1,554,677
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 7/2/29 (d)(e)(q)	1,169,803	1,172,142
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1112% 3/31/28 (d)(e)(q)	863,838	862,637
CME Term SOFR 1 Month Index + 4.750% 9.9967% 3/31/28 (d)(e)(q)	152,287	152,383
Go Daddy Operating Co. LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 6/2/31 (d)(e)(q)	977,157	976,034
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (d)(e)(q)	1,245,000	1,248,897
		4,412,093
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (d)(e)(q)	108,665	108,408
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7984% 2/3/31 (d)(e)(q)	429,700	430,130
Amazon Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7/30/31 (e)(q)(r)	2,465,000	2,458,838
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5657% 2/10/28 (d)(e)(q)	2,575,669	2,481,013
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3461% 4/3/28 (d)(e)(q)	994,763	996,185
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 6/17/31 (d)(e)(q)	1,315,000	1,302,231
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 2/1/28 (d)(e)(q)	4,279,738	4,183,444
Plano Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8/4/31 (e)(q)(r)	425,000	426,063
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4967% 8/31/28 (d)(e)(q)	244,714	245,292
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 6/23/31 (d)(e)(q)	1,005,000	1,005,000
		13,636,604
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5586% 8/17/29 (d)(e)(q)	1,045,733	1,047,563
Software - 0.7%
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2856% 2/24/31 (d)(e)(q)	866,475	869,724
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/19/30 (d)(e)(q)	1,246,403	1,247,574
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (d)(e)(q)	2,130,000	2,039,475
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 12/10/28 (d)(e)(q)	4,689,160	4,678,187
BEP Borrower HoldCo, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9967% 4/14/31 (d)(e)(q)	685,000	686,713
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (d)(e)(h)(q)	4,138	4,138
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (d)(e)(h)(q)	1,212	1,212
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (d)(e)(g)(q)	246,629	55,183
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (e)(h)(q)(s)	2,110	2,110
Tranche DD 2 term loan CME Term SOFR 1 Month Index + 8.000% 13.3416% 4/9/26 (d)(e)(h)(q)	2,114	2,114
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/31/31 (d)(e)(q)	1,632,383	1,632,383
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 7/6/29 (d)(e)(q)	379,712	376,010
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3346% 3/29/29 (d)(e)(q)	6,751,269	6,744,788
CME Term SOFR 3 Month Index + 4.500% 9.8346% 3/24/31 (d)(e)(q)	2,000,000	2,007,500
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.0962% 9/30/28 (d)(e)(q)	1,321,481	1,322,313
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 10/16/26 (d)(e)(q)	4,205,213	4,114,549
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2467% 2/19/29 (d)(e)(q)	735,000	628,197
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(q)	12,149	12,149
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8467% 10/7/29 (d)(e)(q)	665,564	666,816
Epicor Software Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 5/23/31 (d)(e)(q)	742,981	745,485
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(h)(q)	520,177	520,177
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8357% 3/3/28 (d)(e)(q)	1,031,679	1,034,908
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 9/12/29 (d)(e)(q)	1,804,360	1,801,852
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 12/1/27 (d)(e)(q)	1,277,118	1,281,550
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0846% 7/15/30 (d)(e)(q)	2,268,326	2,268,326
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (e)(q)(r)	1,740,000	1,722,965
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (e)(q)(r)	675,000	660,373
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4506% 3/1/29 (d)(e)(q)	3,504,821	3,491,117
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 5/3/28 (d)(e)(q)	7,176,045	7,153,225
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.5021% 2/23/29 (d)(e)(q)	2,130,000	2,088,295
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8316% 7/1/31 (d)(e)(q)	2,560,000	2,450,125
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4967% 1/31/30 (d)(e)(q)	730,601	733,881
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (d)(e)(q)	435,000	427,796
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (d)(e)(q)	6,683,275	6,627,336
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0021% 10/28/30 (d)(e)(q)	1,815,450	1,823,511
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7861% 7/2/31 (d)(e)(q)	659,103	660,586
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2467% 8/31/28 (d)(e)(q)	2,703,114	2,703,871
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.154% 5/15/28 (d)(e)(q)	814,006	400,898
CME Term SOFR 1 Month Index + 6.250% 11.654% 5/15/28 (d)(e)(q)	189,587	190,820
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3612% 4/22/28 (d)(e)(q)	1,831,295	1,753,465
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (d)(e)(q)	539,023	517,462
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4967% 4/8/30 (d)(e)(q)	1,042,474	1,041,640
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5846% 11/23/29 (d)(e)(q)	237,012	237,477
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8612% 8/11/28 (d)(e)(q)	1,790,184	1,790,989
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 5/9/31 (d)(e)(q)	1,598,475	1,602,471
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5546% 2/10/31 (d)(e)(q)	3,872,629	3,880,877
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5869% 4/14/31 (d)(e)(q)	840,515	840,515
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 3/19/31 (d)(e)(q)	194,513	194,635
		77,737,763
TOTAL INFORMATION TECHNOLOGY		98,388,700
MATERIALS - 0.4%
Chemicals - 0.2%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5846% 12/14/29 (d)(e)(q)	618,650	593,322
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(q)	164,154	129,353
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8467% 9/30/28 (d)(e)(q)	1,866,152	1,862,532
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9967% 11/24/27 (d)(e)(q)	123,125	122,099
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.0967% 11/24/28 (d)(e)(q)	110,000	104,729
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (d)(e)(q)	984,810	974,351
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3069% 8/29/29 (d)(e)(q)	66,193	66,358
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3346% 12/20/29 (d)(e)(q)	72,524	72,698
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8346% 5/29/29 (d)(e)(q)	495,359	496,909
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (d)(e)(q)	1,312,710	1,216,449
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8423% 11/1/30 (d)(e)(q)	438,900	439,449
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(e)(q)	2,688,478	2,685,601
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2375% 5/27/28 (d)(e)(q)	634,260	598,697
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (d)(e)(q)	564,700	541,231
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(q)	4,546,344	4,519,566
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (d)(e)(q)	245,000	219,478
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0967% 3/1/30 (d)(e)(q)	148,500	148,438
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5967% 4/2/29 (d)(e)(q)	3,305,622	3,309,754
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (d)(e)(q)	1,635,000	1,532,813
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9157% 12/1/26 (d)(e)(q)	702,772	653,578
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8209% 4/3/28 (d)(e)(q)	114,138	114,566
CME Term SOFR 3 Month Index + 3.500% 8.6284% 4/3/28 (d)(e)(q)	632,033	633,878
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (d)(e)(q)	2,300,615	2,306,045
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (d)(e)(q)	428,651	428,771
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 8/18/28 (d)(e)(q)	869,028	866,856
Touchdown Acquirer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5602% 2/21/31 (d)(e)(q)	765,000	764,044
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4967% 9/22/28 (d)(e)(q)	188,071	188,447
		25,590,012
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/5/30 (d)(e)(q)	158,400	158,104
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.778% 4/2/29 (d)(e)(q)	245,386	246,919
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 3/27/28 (d)(e)(q)	782,101	786,011
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4967% 10/19/29 (d)(e)(q)	543,665	540,012
		1,731,046
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6112% 3/3/28 (d)(e)(q)	3,477,683	3,465,128
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9641% 6/7/31 (d)(e)(q)	3,474,771	3,471,157
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.3162% 7/1/29 (d)(e)(q)	452,339	453,714
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2467% 3/22/29 (d)(e)(q)	529,585	532,010
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4967% 12/1/27 (d)(e)(q)	763,275	764,825
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 8.4217% 4/13/29 (d)(e)(q)	3,638,404	3,631,200
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 8/4/27 (d)(e)(q)	1,174,970	1,174,442
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (d)(e)(q)	449,196	422,887
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 5/1/31 (d)(e)(q)	340,000	340,850
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7467% 9/25/28 (d)(e)(q)	1,711,187	1,711,615
Pregis TopCo Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2467% 8/3/26 (d)(e)(q)	223,828	223,969
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0967% 1/30/27 (d)(e)(q)	414,004	415,350
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4967% 4/21/31 (d)(e)(q)	2,189,513	2,207,576
		18,814,723
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5602% 8/19/30 (d)(e)(q)	406,930	407,439
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (d)(e)(q)	246,273	245,350
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9967% 5/23/31 (d)(e)(q)	689,310	690,530
		935,880
TOTAL MATERIALS		47,479,100
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1112% 8/21/25 (d)(e)(q)	35,482	35,438
CME Term SOFR 1 Month Index + 3.000% 8.2467% 1/31/30 (d)(e)(q)	1,460,722	1,457,070
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0586% 8/21/30 (d)(e)(q)	380,488	380,964
		1,873,472
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9967% 1/20/31 (d)(e)(q)	1,969,594	1,970,736
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7467% 8/22/29 (d)(e)(q)	373,671	376,164
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7467% 6/23/27 (d)(e)(q)	360,000	361,051
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 12/20/30 (d)(e)(q)	2,035,523	2,040,245
		4,748,196
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2467% 7/31/30 (d)(e)(q)	344,075	343,514
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (d)(e)(h)(q)	1,455,144	1,375,111
Natgasoline LLC Tranche B, term loan CME Term SOFR 6 Month Index + 3.500% 9.016% 11/14/25 (d)(e)(q)	1,994,571	1,969,639
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (d)(e)(q)	626,193	584,795
		4,273,059
TOTAL UTILITIES		9,021,255
TOTAL BANK LOAN OBLIGATIONS (Cost $522,605,852)		519,349,511

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (d)(e) (Cost $1,750,000)	1,750,000	1,797,901

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(j)		400,000	384,446
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(j)	EUR	2,100,000	2,200,738
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		650,000	668,095
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(j)	EUR	2,235,000	2,426,261
TOTAL CONSUMER STAPLES			3,094,356
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (d)(j)		390,000	380,491
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (d)(e)(j)		1,307,000	1,331,102
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (d)(e)(j)		1,686,000	1,685,122
			3,396,715
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (d)(j)	EUR	275,000	310,090
Banco de Credito e Inversiones 8.75% (b)(d)(j)		300,000	323,087
Banco del Estado de Chile 7.95% (b)(d)(j)		235,000	253,531
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(d)(e)(j)		300,000	313,435
Banco Mercantil del Norte SA:
6.75% (b)(d)(j)		370,000	373,439
7.625% (b)(d)(j)		715,000	729,179
Bank of America Corp.:
5.875% (d)(j)		1,235,000	1,259,959
6.25% (d)(j)		330,000	339,648
Barclays PLC 7.125% (d)(j)	GBP	310,000	413,199
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		500,000	477,040
8.45% 6/29/38 (b)(d)		400,000	435,770
Citigroup, Inc. 7.125% (d)(j)		560,000	583,334
Citigroup, Inc. 4.7% (d)(j)		510,000	508,500
JPMorgan Chase & Co.:
4.6% (d)(j)		2,585,000	2,581,325
6.1% (d)(j)		135,000	138,420
M&T Bank Corp.:
3.5% (d)(j)		125,000	110,577
5.125% (d)(j)		255,000	252,395
NBK Tier 1 Ltd. 3.625% (b)(d)(j)		161,000	152,554
Wells Fargo & Co. 6.85% (d)(j)		620,000	641,736
			10,197,218
Capital Markets - 0.0%
Credit Suisse Group AG Claim (d)(g)(j)		995,000	109,450
UBS Group AG 7% (Reg. S) (d)(j)		200,000	207,618
			317,068
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(j)		420,000	382,612
4.7% (d)(j)		1,410,000	1,176,949
			1,559,561
TOTAL FINANCIALS			12,073,847
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(j)	GBP	165,000	204,631
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(j)		1,000,000	1,005,609
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)		2,325,000	2,375,642
Air Lease Corp. 4.125% (d)(j)		965,000	888,419
Aircastle Ltd. 5.25% (b)(d)(j)		1,271,000	1,279,591
			4,543,652
TOTAL INDUSTRIALS			5,753,892
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(j)		400,000	389,160
5.65% (b)(d)(j)		450,000	458,250
			847,410
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(j)		1,180,000	1,184,606
9.125% (b)(d)(j)		200,000	221,439
			1,406,045
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (Reg. S) (d)(j)	EUR	1,100,000	873,645
Citycon Oyj 7.875% (Reg. S) (d)(j)	EUR	215,000	199,780
CPI Property Group SA 3.75% (Reg. S) (d)(j)	EUR	415,000	302,167
Heimstaden Bostad AB 3.625% (Reg. S) (d)(j)	EUR	875,000	798,523
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(g)(j)	EUR	385,000	150,017
			2,324,132
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (d)(j)	GBP	100,000	129,818
TOTAL PREFERRED SECURITIES (Cost $29,521,316)			31,611,399

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (t)	820,447,791	820,611,880
Fidelity Securities Lending Cash Central Fund 5.39% (t)(u)	13,816,661	13,818,043
TOTAL MONEY MARKET FUNDS (Cost $834,429,923)		834,429,923

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	11,900,000	412,747
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	30,300,000	911,925
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	6,400,000	216,485
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	47,600,000	1,589,789
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.455% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	27,200,000	1,093,340
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	2,400,000	92,699
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	14,900,000	213,274
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,600,000	257,566

TOTAL PUT OPTIONS			4,787,825
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/27/29	11,900,000	514,862
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	30,300,000	1,593,058
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	6,400,000	288,198
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	47,600,000	1,612,137
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.455% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/29/29	27,200,000	1,045,433
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	2,400,000	95,928
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	14,900,000	809,547
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	22,600,000	1,072,778

TOTAL CALL OPTIONS			7,031,941
TOTAL PURCHASED SWAPTIONS (Cost $12,238,456)			11,819,766

TOTAL INVESTMENT IN SECURITIES - 117.0% (Cost $13,454,096,638)	13,566,673,476
NET OTHER ASSETS (LIABILITIES) - (17.0)%	(1,970,313,849)
NET ASSETS - 100.0%	11,596,359,627

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(12,250,000)	(10,313,848)
3% 9/1/54	(8,300,000)	(7,505,813)
3% 9/1/54	(16,100,000)	(14,559,468)
3.5% 9/1/54	(2,000,000)	(1,861,254)
5% 9/1/54	(18,850,000)	(18,829,915)
5% 9/1/54	(14,900,000)	(14,884,124)
5% 9/1/54	(8,300,000)	(8,291,156)
5.5% 9/1/54	(32,625,000)	(32,833,689)
6% 9/1/54	(35,700,000)	(36,217,718)

TOTAL GINNIE MAE		(145,296,985)

Uniform Mortgage Backed Securities
2% 9/1/39	(13,600,000)	(12,298,438)
2% 9/1/54	(98,875,000)	(80,868,933)
2% 9/1/54	(4,775,000)	(3,905,428)
2% 9/1/54	(4,775,000)	(3,905,428)
2% 9/1/54	(41,200,000)	(33,697,093)
2% 9/1/54	(35,975,000)	(29,423,614)
2% 9/1/54	(105,300,000)	(86,123,880)
2% 9/1/54	(20,200,000)	(16,521,390)
2% 9/1/54	(9,400,000)	(7,688,172)
2% 9/1/54	(7,800,000)	(6,379,547)
2% 9/1/54	(14,900,000)	(12,186,570)
2.5% 9/1/54	(70,900,000)	(60,439,478)
2.5% 9/1/54	(39,000,000)	(33,245,975)
2.5% 9/1/54	(17,500,000)	(14,918,066)
3% 9/1/54	(36,300,000)	(32,183,638)
3% 9/1/54	(3,700,000)	(3,280,426)
3% 9/1/54	(7,400,000)	(6,560,852)
3.5% 9/1/54	(7,600,000)	(6,995,266)
4.5% 9/1/54	(2,300,000)	(2,238,277)
5% 9/1/54	(6,000,000)	(5,956,172)
5.5% 9/1/54	(10,800,000)	(10,873,828)
5.5% 9/1/54	(29,200,000)	(29,399,608)
6% 9/1/54	(3,300,000)	(3,360,715)
6% 9/1/54	(600,000)	(611,039)
6% 9/1/54	(200,000)	(203,680)
6% 9/1/54	(29,700,000)	(30,246,432)
6.5% 9/1/54	(22,000,000)	(22,652,265)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(556,164,210)

TOTAL TBA SALE COMMITMENTS (Proceeds $696,681,587)		(701,461,195)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
TME 10 Year Canadian Note Contracts (Canada)	57	Dec 2024	5,204,927	(52,958)	(52,958)

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	25	Sep 2024	1,972,608	50,646	50,646
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2	Dec 2024	227,125	(1,847)	(1,847)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,832	Dec 2024	309,816,375	(1,332,378)	(1,332,378)

TOTAL TREASURY CONTRACTS					(1,283,579)

TOTAL PURCHASED					(1,336,537)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	2	Dec 2024	259,245	907	907

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	535	Dec 2024	60,755,938	488,022	488,022
CBOT 2-Year U.S. Treasury Note Contracts (United States)	42	Dec 2024	8,716,969	11,084	11,084
CBOT 5-Year U.S. Treasury Note Contracts (United States)	162	Dec 2024	17,722,547	74,987	74,987
CBOT Long Term U.S. Treasury Bond Contracts (United States)	125	Dec 2024	15,390,625	304,445	304,445

TOTAL TREASURY CONTRACTS					878,538

TOTAL SOLD					879,445

TOTAL FUTURES CONTRACTS					(457,092)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	34,848	AUD	52,000	UBS AG	10/03/24	(374)
USD	2,514,450	CAD	3,434,000	Bank of America, N.A.	10/03/24	(36,042)
USD	291,168	EUR	263,000	BNP Paribas S.A.	10/03/24	61
USD	100,096,649	EUR	90,548,000	Bank of America, N.A.	10/03/24	(128,068)
USD	28,833,929	GBP	22,254,000	State Street Bank and Trust Co	10/03/24	(400,165)
USD	2,103,253	JPY	305,650,000	Brown Brothers Harriman & Co	10/03/24	3,650

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(560,938)
Unrealized Appreciation						3,711
Unrealized Depreciation						(564,649)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	510,000	(6,456)	6,072	(384)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	510,000	(6,456)	6,072	(384)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,080,000	(13,671)	12,860	(811)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,150,000	2,018	(10,613)	(8,595)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	450,000	(12,839)	11,049	(1,790)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	700,000	(19,972)	17,195	(2,777)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	700,000	(19,972)	17,191	(2,781)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	900,000	(25,678)	22,009	(3,669)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	66	(318)	(252)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		2,900,000	30,797	(33,237)	(2,440)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		5,770,000	61,276	(68,719)	(7,443)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		10,500,000	111,508	(199,997)	(88,489)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,200,000	91,875	(146,909)	(55,034)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		680,000	100,376	(150,898)	(50,522)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	132,851	(201,184)	(68,333)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		180,000	26,570	(43,748)	(17,178)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		330,000	48,712	(79,905)	(31,193)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	41,331	(73,236)	(31,905)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		170,000	25,094	(46,465)	(21,371)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		450,000	66,426	(134,839)	(68,413)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		130,000	19,190	(36,934)	(17,744)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		30,000	4,428	(7,843)	(3,415)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		370,000	54,617	(106,240)	(51,623)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		680,000	100,376	(173,102)	(72,726)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	88,567	(177,451)	(88,884)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		950,000	140,232	(276,810)	(136,578)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		590,000	87,091	(143,553)	(56,462)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	88,567	(115,761)	(27,194)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	26,570	(51,163)	(24,593)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	16,237	(33,105)	(16,868)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	29,522	(33,252)	(3,730)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	88,567	(100,510)	(11,943)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,284	(75,441)	(31,157)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	25,094	(39,973)	(14,879)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	56,093	(86,953)	(30,860)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	17,713	(28,594)	(10,881)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		900,000	99,049	(145,555)	(46,506)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		500,000	55,027	(59,360)	(4,333)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		1,300,000	143,071	(167,974)	(24,903)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		700,000	77,038	(99,916)	(22,878)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		900,000	99,049	(126,173)	(27,124)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	44,022	(57,095)	(13,073)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	900,000	(197,358)	182,672	(14,686)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	400,000	(87,715)	80,837	(6,878)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,300,000	18,241	(27,853)	(9,612)
Societe Generale		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,400,000	17,055	(9,220)	7,835
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,150,000	16,003	(24,111)	(8,108)

TOTAL BUY PROTECTION								1,804,486	(3,038,053)	(1,233,567)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly		5,510,000	27,344	0	27,344
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(66)	464	398
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		2,600,000	(51,874)	64,902	13,028
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		9,900,000	(197,522)	248,708	51,186
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		5,950,000	(118,713)	135,689	16,976
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly		1,000,000	(19,952)	20,913	961

TOTAL SELL PROTECTION								(360,783)	470,676	109,893
TOTAL CREDIT DEFAULT SWAPS								1,443,703	(2,567,377)	(1,123,674)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Notional amount is stated in U.S. Dollars unless otherwise noted.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	66,099,000	(775,482)	0	(775,482)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	79,071,000	(498,525)	0	(498,525)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	27,048,000	(546,324)	0	(546,324)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	41,038,000	(955,890)	0	(955,890)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	23,288,000	(405,336)	0	(405,336)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	2,117,000	60,798	0	60,798
TOTAL INTEREST RATE SWAPS							(3,120,759)	0	(3,120,759)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,084,210,834 or 18.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,178,163.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,703,239.

(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $7,301,517.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)	Non-income producing
(q)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(r)	The coupon rate will be determined upon settlement of the loan after period end.
(s)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,110 and $2,110, respectively.

(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	171,775,801	5,063,683,214	4,414,816,982	22,866,633	(30,153)	-	820,611,880	1.8%
Fidelity Securities Lending Cash Central Fund 5.39%	-	29,909,117	16,091,074	26,959	-	-	13,818,043	0.1%
Total	171,775,801	5,093,592,331	4,430,908,056	22,893,592	(30,153)	-	834,429,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	158,930	-	-	158,930
Energy	329,970	3,836	-	326,134
Financials	1,061	39	-	1,022
Health Care	402,848	-	-	402,848

Corporate Bonds	3,567,960,482	-	3,567,960,482	-

U.S. Government and Government Agency Obligations	3,860,012,367	-	3,860,012,367	-

U.S. Government Agency - Mortgage Securities	3,098,494,378	-	3,098,494,378	-

Asset-Backed Securities	767,219,155	-	767,219,155	-

Collateralized Mortgage Obligations	175,828,476	-	175,828,476	-

Commercial Mortgage Securities	555,087,001	-	555,087,001	-

Foreign Government and Government Agency Obligations	140,480,141	-	140,430,753	49,388

Supranational Obligations	1,690,167	-	1,690,167	-

Bank Loan Obligations	519,349,511	-	517,002,861	2,346,650

Bank Notes	1,797,901	-	1,797,901	-

Preferred Securities	31,611,399	-	31,611,399	-

Money Market Funds	834,429,923	834,429,923	-	-

Purchased Swaptions	11,819,766	-	11,819,766	-
Total Investments in Securities:	13,566,673,476	834,433,798	12,728,954,706	3,284,972
Derivative Instruments: Assets
Futures Contracts	930,091	930,091	-	-
Forward Foreign Currency Contracts	3,711	-	3,711	-
Swaps	2,282,745	-	2,282,745	-
Total Assets	3,216,547	930,091	2,286,456	-
Liabilities
Futures Contracts	(1,387,183)	(1,387,183)	-	-
Forward Foreign Currency Contracts	(564,649)	-	(564,649)	-
Swaps	(3,959,801)	-	(3,959,801)	-
Total Liabilities	(5,911,633)	(1,387,183)	(4,524,450)	-
Total Derivative Instruments:	(2,695,086)	(457,092)	(2,237,994)	-
Other Financial Instruments:
TBA Sale Commitments	(701,461,195)	-	(701,461,195)	-
Total Other Financial Instruments:	(701,461,195)	-	(701,461,195)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	2,221,947	(778,244)
Total Credit Risk	2,221,947	(778,244)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	3,711	(564,649)
Total Foreign Exchange Risk	3,711	(564,649)
Interest Rate Risk
Futures Contracts (d)	930,091	(1,387,183)
Purchased Swaptions (e)	11,819,766	0
Swaps (a)	60,798	(3,181,557)
Total Interest Rate Risk	12,810,655	(4,568,740)
Total Value of Derivatives	15,036,313	(5,911,633)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
Fidelity® Total Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value (including securities loaned of $13,244,739) - See accompanying schedule:
Unaffiliated issuers (cost $12,619,666,715)	$12,732,243,553
Fidelity Central Funds (cost $834,429,923)	834,429,923

Total Investment in Securities (cost $13,454,096,638)		$13,566,673,476
Segregated cash with brokers for derivative instruments		608,867
Cash		2,590,204
Foreign currency held at value (cost $2,801,834)		2,799,643
Receivable for investments sold		3,457,381
Receivable for TBA sale commitments		696,681,587
Unrealized appreciation on forward foreign currency contracts		3,711
Receivable for fund shares sold		138,649,902
Dividends receivable		27,673
Interest receivable		101,367,581
Distributions receivable from Fidelity Central Funds		3,038,489
Receivable for daily variation margin on centrally cleared swaps		449,186
Bi-lateral OTC swaps, at value		2,194,603
Other receivables		11
Total assets		14,518,542,314
Liabilities
Payable for investments purchased
Regular delivery	$183,320,101
Delayed delivery	1,974,797,180
TBA sale commitments, at value	701,461,195
Unrealized depreciation on forward foreign currency contracts	564,649
Distributions payable	43,763,604
Bi-lateral OTC swaps, at value	778,244
Accrued management fee	3,361,009
Payable for daily variation margin on futures contracts	306,967
Other payables and accrued expenses	11,695
Collateral on securities loaned	13,818,043
Total liabilities		2,922,182,687
Net Assets		$11,596,359,627
Net Assets consist of:
Paid in capital		$11,657,662,688
Total accumulated earnings (loss)		(61,303,061)
Net Assets		$11,596,359,627
Net Asset Value, offering price and redemption price per share ($11,596,359,627 ÷ 251,052,000 shares)		$46.19
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$1,806,985
Interest		391,164,438
Income from Fidelity Central Funds (including $26,959 from security lending)		22,893,592
Total income		415,865,015
Expenses
Management fee	$28,022,712
Independent trustees' fees and expenses	20,763
Legal	4,108
Total expenses before reductions	28,047,583
Expense reductions	(66,261)
Total expenses after reductions		27,981,322
Net Investment income (loss)		387,883,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(27,298,547)
Fidelity Central Funds	(30,153)
Forward foreign currency contracts	(1,498,827)
Foreign currency transactions	243,694
Futures contracts	(3,525,988)
Swaps	(1,208,485)
Written options	1,875
Total net realized gain (loss)		(33,316,431)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	373,119,162
Forward foreign currency contracts	(1,230,319)
Assets and liabilities in foreign currencies	55,105
Futures contracts	128,091
Swaps	(4,009,318)
TBA Sale commitments	(3,436,463)
Total change in net unrealized appreciation (depreciation)		364,626,258
Net gain (loss)		331,309,827
Net increase (decrease) in net assets resulting from operations		$719,193,520
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$387,883,693	$141,174,139
Net realized gain (loss)	(33,316,431)	(98,278,008)
Change in net unrealized appreciation (depreciation)	364,626,258	(27,628,597)
Net increase (decrease) in net assets resulting from operations	719,193,520	15,267,534
Distributions to shareholders	(376,570,152)	(139,587,694)

Share transactions
Proceeds from sales of shares	6,522,569,732	2,617,454,518
Cost of shares redeemed	-	(51,626,404)

Net increase (decrease) in net assets resulting from share transactions	6,522,569,732	2,565,828,114
Total increase (decrease) in net assets	6,865,193,100	2,441,507,954

Net Assets
Beginning of period	4,731,166,527	2,289,658,573
End of period	$11,596,359,627	$4,731,166,527

Other Information
Shares
Sold	145,250,000	57,700,000
Redeemed	-	(1,150,000)
Net increase (decrease)	145,250,000	56,550,000

Financial Highlights
Fidelity® Total Bond ETF

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$44.72	$46.49	$53.63	$54.71	$51.95
Income from Investment Operations
Net investment income (loss) A,B	2.223	1.935	1.120	.988	1.323
Net realized and unrealized gain (loss)	1.348	(1.858)	(7.137)	.023	2.812
Total from investment operations	3.571	.077	(6.017)	1.011	4.135
Distributions from net investment income	(2.101)	(1.847)	(1.123)	(.951) C	(1.375)
Distributions from net realized gain	-	-	-	(1.143) C	-
Total distributions	(2.101)	(1.847)	(1.123)	(2.094)	(1.375)
Net asset value, end of period	$46.19	$44.72	$46.49	$53.63	$54.71
Total Return D,E	8.24%	.20%	(11.32)%	1.90%	8.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.96%	4.29%	2.24%	1.84%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$11,596,360	$4,731,167	$2,289,659	$2,048,646	$1,365,222
Portfolio turnover rate H,I	313%	233%	48%	117%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Low Duration Bond ETF, of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, certain conversion ratio adjustments, capital loss carryforwards, and losses deferred due to wash sales, and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Corporate Bond ETF	231,598,223	5,285,258	(11,864,361)	(6,579,103)
Fidelity Investment Grade Bond ETF	136,882,945	2,587,304	(596,483)	1,990,821
Fidelity Investment Grade Securitized ETF	179,461,287	78,722	(524,424)	(445,702)
Fidelity Limited Term Bond ETF	148,898,008	1,810,880	(2,307,450)	(496,570)
Fidelity Low Duration Bond ETF	370,350,228	1,394,639	(32,443)	1,362,196
Fidelity Low Duration Bond Factor ETF	545,245,109	2,388,807	(494,777)	1,894,030
Fidelity Tactical Bond ETF	24,677,349	330,231	(358,980)	(28,749)
Fidelity Total Bond ETF	13,458,841,058	282,192,445	(186,558,027)	95,634,418

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Corporate Bond ETF	42,448	(13,404,920)	(6,579,103)
Fidelity Investment Grade Bond ETF	45,667	(706,256)	1,990,821
Fidelity Investment Grade Securitized ETF	54,717	(651,292)	(450,195)
Fidelity Limited Term Bond ETF	-	(7,378,349)	(496,570)
Fidelity Low Duration Bond ETF	268,185	-	1,362,196
Fidelity Low Duration Bond Factor ETF	87,621	(4,463,047)	1,894,030
Fidelity Tactical Bond ETF	38,316	(146,142)	(28,567)
Fidelity Total Bond ETF	11,693,652	(147,917,085)	74,920,372

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Corporate Bond ETF	(4,959,922)	(8,444,998)	(13,404,920)
Fidelity Investment Grade Bond ETF	(241,199)	(465,057)	(706,256)
Fidelity Investment Grade Securitized ETF	(606,015)	(45,277)	(651,292)
Fidelity Limited Term Bond ETF	(2,281,394)	(5,096,955)	(7,378,349)
Fidelity Low Duration Bond Factor ETF	(974,133)	(3,488,914)	(4,463,047)
Fidelity Tactical Bond ETF	(129,186)	(16,956)	(146,142)
Fidelity Total Bond ETF	(76,049,511)	(71,867,574)	(147,917,085)

The tax character of distributions paid was as follows:

August 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Corporate Bond ETF	8,633,650	8,633,650
Fidelity Investment Grade Bond ETF	2,541,750	2,541,750
Fidelity Investment Grade Securitized ETF	119,175	119,175
Fidelity Limited Term Bond ETF	5,946,050	5,946,050
Fidelity Low Duration Bond ETFA	7,080,575	7,080,575
Fidelity Low Duration Bond Factor ETF	21,969,275	21,969,275
Fidelity Tactical Bond ETF	771,900	771,900
Fidelity Total Bond ETF	376,570,152	376,570,152

August 31, 2023
	Ordinary Income ($)	Total ($)
Fidelity Corporate Bond ETF	5,667,200	5,667,200
Fidelity Investment Grade Bond ETF	532,050	532,050
Fidelity Investment Grade Securitized ETF	103,575	103,575
Fidelity Limited Term Bond ETF	6,097,800	6,097,800
Fidelity Low Duration Bond Factor ETF	9,884,875	9,884,875
Fidelity Tactical Bond ETF	408,300	408,300
Fidelity Total Bond ETF	139,587,694	139,587,694

A For the period February 22, 2024 (commencement of operations) through August 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	(165)	(1,214)
Total Credit Risk	(165)	(1,214)
Interest Rate Risk
Futures Contracts	(6,469)	7,650
Purchased Options	629	(1,781)
Swaps	(10,047)	4,895
Total Interest Rate Risk	(15,887)	10,764
Totals	(16,052)	9,550
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	386,926	(187,939)
Total Interest Rate Risk	386,926	(187,939)
Totals	386,926	(187,939)
Fidelity Tactical Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,006	(25,186)
Total Foreign Exchange Risk	3,006	(25,186)
Interest Rate Risk
Futures Contracts	4,545	(4,061)
Total Interest Rate Risk	4,545	(4,061)
Totals	7,551	(29,247)
Fidelity Total Bond ETF
Credit Risk
Swaps	(327,510)	(932,009)
Total Credit Risk	(327,510)	(932,009)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(1,498,827)	(1,230,319)
Total Foreign Exchange Risk	(1,498,827)	(1,230,319)
Interest Rate Risk
Futures Contracts	(3,525,988)	128,091
Purchased Options	156,528	(401,220)
Swaps	(880,975)	(3,077,309)
Total Interest Rate Risk	(4,250,435)	(3,350,438)
Totals	(6,076,772)	(5,512,766)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	33,809,593	34,651,166
Fidelity Investment Grade Bond ETF	128,668,574	106,734,295
Fidelity Investment Grade Securitized ETF	87,404,182	26,663,986
Fidelity Limited Term Bond ETF	56,975,954	44,371,142
Fidelity Low Duration Bond ETF	154,443,981	10,337,881
Fidelity Low Duration Bond Factor ETF	375,233,646	109,281,383
Fidelity Tactical Bond ETF	4,587,082	3,666,566
Fidelity Total Bond ETF	16,711,951,223	14,714,483,142

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	48,748,922	3,996,433
Fidelity Investment Grade Bond ETF	37,815,449	-
Fidelity Limited Term Bond ETF	39,593	25,819,165
Fidelity Low Duration Bond ETF	189,928,878	-
Fidelity Low Duration Bond Factor ETF	7,141,280	-
Fidelity Tactical Bond ETF	6,933,186	-
Fidelity Total Bond ETF	4,027,908,606	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.25%
Fidelity Low Duration Bond ETF	.20%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Tactical Bond ETF	2	-	-
Fidelity Total Bond ETF	2,923	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Investment Grade Bond ETF	583
Fidelity Investment Grade Securitized ETF	8

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Corporate Bond ETF	947
Fidelity Investment Grade Bond ETF	718
Fidelity Investment Grade Securitized ETF	692
Fidelity Limited Term Bond ETF	2,167
Fidelity Low Duration Bond ETF	661
Fidelity Low Duration Bond Factor ETF	4,819
Fidelity Tactical Bond ETF	1,509
Fidelity Total Bond ETF	66,261
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily market-to-market value of the deposit securities not yet received.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (seven of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Corporate Bond ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Fidelity Investment Grade Bond ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years in the period ended August 31, 2024 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Investment Grade Securitized ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the three years in the period ended August 31, 2024 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Limited Term Bond ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Fidelity Low Duration Bond ETF	For the period February 22, 2024 (commencement of operations) through August 31, 2024	For the period February 22, 2024 (commencement of operations) through August 31, 2024	For the period February 22, 2024 (commencement of operations) through August 31, 2024
Fidelity Low Duration Bond Factor ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Fidelity Total Bond ETF	For the year ended August 31, 2024	For each of the two years in the period ended August 31, 2024	For each of the five years in the period ended August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2024

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Tactical Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond ETF (the "Fund"), a fund of Fidelity Merrimack Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 17, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	8.93%
Fidelity Investment Grade Bond ETF	44.09%
Fidelity Investment Grade Securitized ETF	14.37%
Fidelity Limited Term Bond ETF	9.22%
Fidelity Low Duration Bond ETF	27.67%
Fidelity Low Duration Bond Factor ETF	8.40%
Fidelity Tactical Bond ETF	30.38%
Fidelity Total Bond ETF	27.40%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$5,152,103
Fidelity Investment Grade Bond ETF	$828,100
Fidelity Investment Grade Securitized ETF	$112,031
Fidelity Limited Term Bond ETF	$4,605,751
Fidelity Low Duration Bond Factor ETF	$8,143,259
Fidelity Tactical Bond ETF	$477,444
Fidelity Total Bond ETF	$170,362,936

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Corporate Bond ETF	$8,524,657
Fidelity Investment Grade Bond ETF	$2,541,750
Fidelity Investment Grade Securitized ETF	$118,546
Fidelity Limited Term Bond ETF	$5,815,810
Fidelity Low Duration Bond ETF	$7,080,575
Fidelity Low Duration Bond Factor ETF	$21,325,546
Fidelity Tactical Bond ETF	$745,685
Fidelity Total Bond ETF	$376,570,152

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	3,379,811,029.83	98.18
Withheld	62,689,925.48	1.82
TOTAL	3,442,500,955.31	100.00
Jennifer Toolin McAuliffe
Affirmative	3,381,722,257.21	98.23
Withheld	60,778,698.10	1.77
TOTAL	3,442,500,955.31	100.00
Christine J. Thompson
Affirmative	3,382,823,976.33	98.27
Withheld	59,676,978.98	1.73
TOTAL	3,442,500,955.31	100.00
Elizabeth S. Acton
Affirmative	3,364,610,007.82	97.74
Withheld	77,890,947.49	2.26
TOTAL	3,442,500,955.31	100.00
Laura M. Bishop
Affirmative	3,383,577,873.72	98.29
Withheld	58,923,081.59	1.71
TOTAL	3,442,500,955.31	100.00
Ann E. Dunwoody
Affirmative	3,381,468,375.28	98.23
Withheld	61,032,580.03	1.77
TOTAL	3,442,500,955.31	100.00
John Engler
Affirmative	3,381,530,803.91	98.23
Withheld	60,970,151.40	1.77
TOTAL	3,442,500,955.31	100.00
Robert F. Gartland
Affirmative	3,354,607,739.04	97.45
Withheld	87,893,216.27	2.55
TOTAL	3,442,500,955.31	100.00
Robert W. Helm
Affirmative	3,384,017,786.52	98.30
Withheld	58,483,168.79	1.70
TOTAL	3,442,500,955.31	100.00
Arthur E. Johnson
Affirmative	3,373,113,641.17	97.98
Withheld	69,387,314.14	2.02
TOTAL	3,442,500,955.31	100.00
Michael E. Kenneally
Affirmative	2,929,402,647.40	85.10
Withheld	513,098,307.91	14.90
TOTAL	3,442,500,955.31	100.00
Mark A. Murray
Affirmative	3,383,790,962.34	98.29
Withheld	58,709,992.97	1.71
TOTAL	3,442,500,955.31	100.00
Carol J. Zierhoffer
Affirmative	3,385,082,303.87	98.33
Withheld	57,418,651.44	1.67
TOTAL	3,442,500,955.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9864852.109
FIXETF-ANN-1024
Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Annual Report
August 31, 2024
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 43.4%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		11,000	6,848
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		2,000	1,885
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		1,000	1,030
Wolfspeed, Inc. 1.875% 12/1/29		7,000	2,668
			3,698
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		2,000	1,700
Redfin Corp. 0.5% 4/1/27		8,000	5,480
			7,180
UTILITIES - 0.1%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		1,000	1,067
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		3,000	2,768
Sunnova Energy International, Inc.:
0.25% 12/1/26		4,000	3,030
2.625% 2/15/28		1,000	646
			6,444
TOTAL UTILITIES			7,511

TOTAL CONVERTIBLE BONDS			27,122
Nonconvertible Bonds - 43.2%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
Altice France SA 5.125% 7/15/29 (b)		13,000	9,070
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		2,000	1,985
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		4,000	4,213
IHS Holding Ltd.:
5.625% 11/29/26(b)		4,000	3,885
6.25% 11/29/28(b)		1,000	919
Iliad Holding SAS:
7% 10/15/28(b)		1,000	1,015
8.5% 4/15/31(b)		3,000	3,179
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		1,000	680
4% 4/15/31(b)		12,000	8,040
11% 11/15/29(b)		1,333	1,461
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		4,000	2,487
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		2,000	1,898
TELUS Corp. 3.4% 5/13/32		45,000	40,471
Verizon Communications, Inc. 5.05% 5/9/33		95,000	96,697
			176,000
Entertainment - 0.4%
The Walt Disney Co. 2.65% 1/13/31		55,000	49,551
Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		6,000	5,625
Altice Financing SA 5.75% 8/15/29 (b)		7,000	5,392
Altice France Holding SA 6% 2/15/28 (b)		2,000	644
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		5,000	4,032
4.75% 3/1/30(b)		3,000	2,735
4.75% 2/1/32(b)		20,000	17,427
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		3,000	2,931
7.5% 6/1/29(b)		6,000	5,059
7.875% 4/1/30(b)		5,000	5,224
9% 9/15/28(b)		8,000	8,504
CSC Holdings LLC:
3.375% 2/15/31(b)		10,000	6,430
4.625% 12/1/30(b)		6,000	2,346
DISH DBS Corp.:
5.75% 12/1/28(b)		3,000	2,308
5.875% 11/15/24		1,000	971
DISH Network Corp. 11.75% 11/15/27 (b)		3,000	3,050
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		1,000	808
6.75% 10/15/27(b)		3,000	2,743
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,314
Univision Communications, Inc.:
7.375% 6/30/30(b)		8,000	7,679
8% 8/15/28(b)		5,000	5,059
8.5% 7/31/31(b)		10,000	9,980
VTR Finance BV 6.375% 7/15/28 (b)		1,000	915
Warnermedia Holdings, Inc.:
4.279% 3/15/32		54,000	47,204
5.141% 3/15/52		56,000	42,594
Ziggo Bond Co. BV 6% 1/15/27 (b)		2,000	1,994
			196,968
Wireless Telecommunication Services - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)		2,000	1,996
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		6,000	5,907
Millicom International Cellular SA 4.5% 4/27/31 (b)		1,000	889
			8,792
TOTAL COMMUNICATION SERVICES			431,311

CONSUMER DISCRETIONARY - 3.0%
Automobile Components - 0.0%
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		1,000	991
6.75% 4/23/30(b)		5,000	5,140
			6,131
Automobiles - 0.3%
General Motors Co. 5.4% 10/15/29		20,000	20,472
McLaren Finance PLC 7.5% 8/1/26 (b)		2,000	1,757
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(c)(d)		9,000	9,001
			31,230
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		2,000	1,981
Nordstrom, Inc. 4.375% 4/1/30		4,000	3,673
			5,654
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (b)		5,000	4,775
StoneMor, Inc. 8.5% 5/15/29 (b)		3,000	2,669
			7,444
Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)		5,000	5,106
Aramark Services, Inc. 5% 2/1/28 (b)		2,000	1,962
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		4,000	3,720
Hilton Domestic Operating Co., Inc. 5.875% 4/1/29 (b)		5,000	5,095
Life Time, Inc. 5.75% 1/15/26 (b)		4,000	4,001
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		6,000	5,657
Royal Caribbean Cruises Ltd. 6% 2/1/33 (b)		5,000	5,122
Yum! Brands, Inc. 4.625% 1/31/32		7,000	6,634
			37,297
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	5,090
Landsea Homes Corp. 8.875% 4/1/29 (b)		2,000	2,070
LGI Homes, Inc. 8.75% 12/15/28 (b)		1,000	1,065
Newell Brands, Inc. 6.875% 4/1/36 (e)		1,000	951
TRI Pointe Homes, Inc. 5.25% 6/1/27		2,000	1,990
			11,166
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		6,000	6,097
Specialty Retail - 1.8%
Carvana Co.:
4.875% 9/1/29(b)		1,000	841
5.625% 10/1/25(b)		4,000	3,910
12% 12/1/28 pay-in-kind(b)(c)		2,235	2,320
13% 6/1/30 pay-in-kind(b)(c)		1,065	1,137
14% 6/1/31 pay-in-kind(b)(c)		4,484	5,107
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		5,000	5,087
LBM Acquisition LLC 6.25% 1/15/29 (b)		5,000	4,520
Lowe's Companies, Inc.:
3.75% 4/1/32		50,000	46,982
4.25% 4/1/52		50,000	41,012
Michaels Companies, Inc. 5.25% 5/1/28 (b)		1,000	785
Sally Holdings LLC 6.75% 3/1/32		5,000	5,100
Staples, Inc.:
10.75% 9/1/29(b)		5,000	4,710
12.75% 1/15/30(b)		3,514	2,716
The Home Depot, Inc. 3.25% 4/15/32		50,000	46,151
TJX Companies, Inc. 3.875% 4/15/30		40,000	39,093
			209,471
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. 4.125% 8/15/31 (b)		2,000	1,798
Tapestry, Inc. 3.05% 3/15/32		55,000	46,044
			47,842
TOTAL CONSUMER DISCRETIONARY			362,332

CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		3,000	2,967
Consumer Staples Distribution & Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		4,000	3,909
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		55,000	40,535
C&S Group Enterprises LLC 5% 12/15/28 (b)		3,000	2,266
KeHE Distributor / Nextwave 9% 2/15/29 (b)		5,000	5,216
Performance Food Group, Inc. 4.25% 8/1/29 (b)		3,000	2,831
Sigma Holdco BV 7.875% 5/15/26 (b)		5,000	4,932
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,829
United Natural Foods, Inc. 6.75% 10/15/28 (b)		1,000	939
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		5,000	5,006
			69,463
Food Products - 1.0%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	5,061
General Mills, Inc. 2.25% 10/14/31		115,000	98,563
Post Holdings, Inc.:
4.5% 9/15/31(b)		5,000	4,653
4.625% 4/15/30(b)		3,000	2,851
6.25% 2/15/32(b)		5,000	5,128
6.375% 3/1/33(b)		5,000	5,037
			121,293
Household Products - 0.1%
Resideo Funding, Inc. 6.5% 7/15/32 (b)		5,000	5,090
TOTAL CONSUMER STAPLES			198,813

ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28(b)		6,000	6,025
6.625% 9/1/32(b)		2,000	2,025
Oceaneering International, Inc. 6% 2/1/28		6,000	6,078
Vallourec SA 7.5% 4/15/32 (b)		7,000	7,371
Viridien 8.75% 4/1/27 (b)		10,000	9,580
			31,079
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp.:
7.125% 2/1/26(b)		6,000	6,023
8.25% 6/15/29(b)		10,000	10,314
Canacol Energy Ltd. 5.75% 11/24/28 (b)		4,000	2,305
CNX Midstream Partners LP 4.75% 4/15/30 (b)		1,000	933
CNX Resources Corp.:
6% 1/15/29(b)		2,000	2,006
7.25% 3/1/32(b)		5,000	5,235
7.375% 1/15/31(b)		5,000	5,225
CVR Energy, Inc. 5.75% 2/15/28 (b)		3,000	2,829
EG Global Finance PLC 12% 11/30/28 (b)		8,000	8,727
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)		1,000	903
Energean PLC 6.5% 4/30/27 (b)		5,000	4,936
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		4,000	4,029
Golar LNG Ltd. 7% 10/20/25 (b)		2,000	1,999
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		2,000	1,944
Harbour Energy PLC 5.5% 10/15/26 (b)		4,000	3,971
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		1,000	969
7.75% 5/1/27(b)		1,000	989
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,853
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		3,000	2,714
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		8,000	6,925
6.75% 9/15/25(b)		5,000	4,876
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,090
Prairie Acquiror LP 9% 8/1/29 (b)		3,000	3,138
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		12,000	11,521
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 9/1/31 (b)		7,000	6,634
Tullow Oil PLC:
7% 3/1/25(b)		3,000	2,923
10.25% 5/15/26(b)		3,000	2,903
			123,914
TOTAL ENERGY			154,993

FINANCIALS - 11.5%
Banks - 6.2%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	108,355
Bank of America Corp.:
2.456% 10/22/25(c)		130,000	129,443
2.687% 4/22/32(c)		40,000	35,134
5.015% 7/22/33(c)		24,000	24,280
BNP Paribas SA 0.875% 7/11/30 (Reg. S) (c)	EUR	100,000	97,300
Citigroup, Inc. 2.014% 1/25/26 (c)		130,000	128,217
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		11,000	10,538
JPMorgan Chase & Co.:
2.963% 1/25/33(c)		40,000	35,420
4.912% 7/25/33(c)		13,000	13,072
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	120,172
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		15,000	15,059
6.499% 3/9/29(c)		10,000	10,426
UniCredit SpA 5.861% 6/19/32 (b)(c)		2,000	1,995
Western Alliance Bancorp. 3% 6/15/31 (c)		4,000	3,617
			733,028
Capital Markets - 2.6%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		2,000	1,648
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		19,000	16,807
3.615% 3/15/28(c)		70,000	68,337
Hightower Holding LLC 9.125% 1/31/30 (b)		5,000	5,178
Morgan Stanley:
0.864% 10/21/25(c)		140,000	139,078
4.889% 7/20/33(c)		31,000	30,925
State Street Corp. 3.031% 11/1/34 (c)		45,000	41,146
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		5,000	5,187
			308,306
Consumer Finance - 0.6%
Ally Financial, Inc.:
2.2% 11/2/28		55,000	49,326
5.75% 11/20/25		1,000	1,003
Encore Capital Group, Inc. 8.5% 5/15/30 (b)		5,000	5,232
OneMain Finance Corp. 3.875% 9/15/28		13,000	11,972
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	5,168
SLM Corp. 4.2% 10/29/25		3,000	2,965
			75,666
Financial Services - 0.4%
Block, Inc.:
3.5% 6/1/31		12,000	10,832
6.5% 5/15/32(b)		6,000	6,222
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,160
7.75% 5/15/26(b)		5,000	5,130
8% 2/15/27(b)		2,000	2,085
8% 6/15/28(b)		5,000	5,345
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		5,000	5,050
Gn Bondco LLC 9.5% 10/15/31 (b)		3,000	3,054
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		2,000	2,063
			44,941
Insurance - 1.6%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		100,000	94,169
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		110,000	95,014
			189,183
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)		5,000	4,976
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		2,000	1,925
3.75% 12/31/24(b)		2,000	1,982
4.75% 3/15/25		1,000	993
7.25% 4/1/29(b)		5,000	5,205
			15,081
TOTAL FINANCIALS			1,366,205

HEALTH CARE - 3.9%
Biotechnology - 0.9%
Amgen, Inc. 3% 2/22/29		100,000	94,416
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,000	5,197
Grifols SA % (b)		3,000	2,850
			102,463
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		8,000	7,315
Embecta Corp. 5% 2/15/30 (b)		1,000	902
			8,217
Health Care Providers & Services - 1.7%
Akumin, Inc. 8% 8/1/28 (b)		4,000	3,320
AMN Healthcare 4% 4/15/29 (b)		5,000	4,664
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		18,000	15,353
5.25% 5/15/30(b)		5,000	4,483
6.125% 4/1/30(b)		1,000	792
6.875% 4/15/29(b)		8,000	6,884
10.875% 1/15/32(b)		1,000	1,083
Cigna Group 3.4% 3/15/51		55,000	38,985
DaVita, Inc.:
3.75% 2/15/31(b)		6,000	5,341
6.875% 9/1/32(b)		5,000	5,115
Encompass Health Corp. 4.625% 4/1/31		5,000	4,734
Humana, Inc. 3.7% 3/23/29		70,000	67,567
LifePoint Health, Inc. 10% 6/1/32 (b)		5,000	5,427
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,000	715
Owens & Minor, Inc. 6.625% 4/1/30 (b)		3,000	2,903
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		4,000	3,825
Prime Healthcare Services 9.375% 9/1/29 (b)		5,000	5,040
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(c)		3,833	3,684
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		5,000	5,252
Tenet Healthcare Corp. 6.125% 10/1/28		20,000	20,037
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		2,000	2,046
			207,250
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,986
5% 5/15/27(b)		3,000	2,978
			4,964
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		2,000	1,874
Pharmaceuticals - 1.2%
AstraZeneca Finance LLC 1.75% 5/28/28		70,000	64,115
Bristol-Myers Squibb Co. 2.95% 3/15/32		25,000	22,460
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		7,000	6,556
Zoetis, Inc. 2% 5/15/30		50,000	43,638
			136,769
TOTAL HEALTH CARE			461,537

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
7% 6/1/32(b)		5,000	5,205
7.25% 7/1/31(b)		5,000	5,248
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		2,000	2,238
TransDigm, Inc. 6.375% 3/1/29 (b)		5,000	5,153
			17,844
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/30 (b)		7,000	7,000
Building Products - 0.7%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		1,000	1,017
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	5,133
Carrier Global Corp. 2.493% 2/15/27		70,000	67,093
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		4,000	3,337
MasterBrand, Inc. 7% 7/15/32 (b)		1,000	1,030
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		3,000	2,817
			80,427
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
5.75% 7/15/29(b)		6,000	5,945
6.75% 2/15/27(b)		1,000	1,002
Artera Services LLC 8.5% 2/15/31 (b)		10,000	10,011
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		5,000	5,448
Cimpress PLC 7% 6/15/26		1,000	997
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,000	999
Reworld Holding Corp. 4.875% 12/1/29 (b)		14,000	12,991
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		5,000	5,162
			42,555
Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		3,000	2,870
Railworks Holdings LP 8.25% 11/15/28 (b)		5,000	5,108
			7,978
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,630
Sensata Technologies BV 4% 4/15/29 (b)		4,000	3,766
			7,396
Ground Transportation - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		3,000	2,749
5.75% 7/15/27(b)		8,000	7,817
Uber Technologies, Inc. 4.5% 8/15/29 (b)		17,000	16,672
			27,238
Industrial Conglomerates - 0.9%
Honeywell International, Inc. 1.75% 9/1/31		55,000	46,427
Trane Technologies Financing Ltd. 3.8% 3/21/29		60,000	58,453
			104,880
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		2,000	2,172
Otis Worldwide Corp. 2.565% 2/15/30		50,000	45,156
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		2,000	2,003
			49,331
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		3,000	2,857
Passenger Airlines - 0.1%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		2,650	2,697
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		5,000	4,942
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		2,000	1,249
			8,888
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,000	1,027
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	994
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	5,107
			7,128
TOTAL INDUSTRIALS			363,522

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.2%
HTA Group Ltd. 7.5% 6/4/29 (b)		12,000	12,077
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,000	2,991
ViaSat, Inc. 5.625% 9/15/25 (b)		4,000	3,960
			19,028
Electronic Equipment, Instruments & Components - 0.6%
CPI CG, Inc. 10% 7/15/29 (b)		5,000	5,259
Dell International LLC/EMC Corp. 6.2% 7/15/30		45,000	48,496
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,176
Lightning Power LLC 7.25% 8/15/32 (b)		5,000	5,166
TTM Technologies, Inc. 4% 3/1/29 (b)		4,000	3,775
			67,872
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		2,000	1,919
Amentum Escrow Corp. 7.25% 8/1/32 (b)		5,000	5,228
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		12,000	11,158
Unisys Corp. 6.875% 11/1/27 (b)		3,000	2,808
Virtusa Corp. 7.125% 12/15/28 (b)		1,000	941
			22,054
Semiconductors & Semiconductor Equipment - 0.9%
Entegris, Inc.:
3.625% 5/1/29(b)		9,000	8,286
5.95% 6/15/30(b)		10,000	10,136
Micron Technology, Inc. 2.703% 4/15/32		55,000	47,120
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		50,000	43,071
ON Semiconductor Corp. 3.875% 9/1/28 (b)		1,000	950
			109,563
Software - 0.5%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		3,000	2,957
8.25% 6/30/32(b)		5,000	5,235
9% 9/30/29(b)		7,000	7,045
Elastic NV 4.125% 7/15/29 (b)		9,000	8,385
Gen Digital, Inc.:
5% 4/15/25(b)		7,000	6,973
7.125% 9/30/30(b)		3,000	3,134
NCR Voyix Corp. 5.125% 4/15/29 (b)		3,000	2,942
Open Text Corp.:
3.875% 2/15/28(b)		3,000	2,844
3.875% 12/1/29(b)		7,000	6,453
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,643
4.125% 12/1/31(b)		2,000	1,821
Rackspace Finance LLC 3.5% 5/15/28 (b)		1,670	755
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,172
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		1,000	914
			59,273
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		3,000	2,724
5.75% 12/1/34		2,000	2,001
8.25% 12/15/29		5,000	5,420
Western Digital Corp.:
2.85% 2/1/29		4,000	3,589
3.1% 2/1/32		4,000	3,366
4.75% 2/15/26		1,000	991
			18,091
TOTAL INFORMATION TECHNOLOGY			295,881

MATERIALS - 2.1%
Chemicals - 1.1%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		3,000	2,782
Consolidated Energy Finance SA 12% 2/15/31 (b)		5,000	4,921
Herens HoldCo Sarl 4.75% 5/15/28 (b)		2,000	1,744
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		80,000	69,363
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		3,307	2,712
Methanex Corp.:
5.125% 10/15/27		5,000	4,922
5.65% 12/1/44		10,000	8,932
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		1,000	912
8.5% 11/15/28(b)		5,000	5,331
9% 2/15/30(b)		5,000	5,371
Olin Corp. 5% 2/1/30		5,000	4,833
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		9,000	8,453
9.75% 11/15/28(b)		2,000	2,130
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		1,000	957
The Chemours Co. LLC 4.625% 11/15/29 (b)		13,000	11,436
			134,799
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		6,000	6,077
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		9,000	7,756
6% 6/15/27(b)		1,000	997
Berry Global, Inc. 5.625% 7/15/27 (b)		10,000	9,985
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		2,000	1,997
6.875% 1/15/30(b)		5,000	5,018
8.75% 4/15/30(b)		3,000	2,993
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		6,000	5,943
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		5,000	5,112
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		1,000	1,005
Sealed Air Corp. 6.5% 7/15/32 (b)		5,000	5,115
			45,921
Metals & Mining - 0.5%
ATI, Inc.:
4.875% 10/1/29		6,000	5,818
7.25% 8/15/30		5,000	5,310
Eldorado Gold Corp. 6.25% 9/1/29 (b)		6,000	5,926
ERO Copper Corp. 6.5% 2/15/30 (b)		11,000	10,719
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		9,000	8,902
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)		10,000	9,987
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		1,000	986
6.125% 4/1/29(b)		2,000	2,019
Mineral Resources Ltd. 8.5% 5/1/30 (b)		12,000	12,479
			62,146
Paper & Forest Products - 0.0%
Mercer International, Inc. 5.125% 2/1/29		3,000	2,452
TOTAL MATERIALS			251,395

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		70,000	56,871
Boston Properties, Inc.:
2.45% 10/1/33		75,000	58,369
6.75% 12/1/27		8,000	8,362
Brixmor Operating Partnership LP 5.75% 2/15/35		30,000	31,047
Corporate Office Properties LP 2% 1/15/29		40,000	35,180
Hudson Pacific Properties LP 5.95% 2/15/28		54,000	48,232
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		5,000	3,845
5% 10/15/27		9,000	7,639
5.25% 8/1/26		4,000	3,763
Omega Healthcare Investors, Inc. 3.25% 4/15/33		2,000	1,692
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,125
Prologis LP 2.875% 11/15/29		65,000	60,314
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		17,000	12,454
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28(b)		8,000	8,208
10.5% 2/15/28(b)		2,000	2,052
VICI Properties LP 6.125% 4/1/54		2,000	2,040
WP Carey, Inc. 2.45% 2/1/32		70,000	58,788
			403,981
Real Estate Management & Development - 1.3%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		800	709
CBRE Group, Inc. 2.5% 4/1/31		55,000	47,400
Howard Hughes Corp. 4.375% 2/1/31 (b)		5,000	4,482
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		7,000	6,918
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	90,628
			150,137
TOTAL REAL ESTATE			554,118

UTILITIES - 5.8%
Electric Utilities - 2.8%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		75,000	71,380
DPL, Inc.:
4.125% 7/1/25		1,000	982
4.35% 4/15/29		14,000	13,089
Duke Energy Carolinas LLC 3.95% 11/15/28		65,000	64,254
NextEra Energy Partners LP 4.5% 9/15/27 (b)		1,000	966
Northern States Power Co. 2.25% 4/1/31		80,000	69,702
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		45,000	43,447
Wisconsin Electric Power Co. 4.75% 9/30/32		65,000	66,027
			329,847
Independent Power and Renewable Electricity Producers - 1.1%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	9,395
TerraForm Power Operating LLC % (b)		4,000	3,777
The AES Corp.:
1.375% 1/15/26		70,000	66,675
2.45% 1/15/31		68,000	57,989
			137,836
Multi-Utilities - 1.9%
Algonquin Power & Utilities Corp. 4.75% 1/18/82 (c)		5,000	4,643
Dominion Energy, Inc. 2.25% 8/15/31		80,000	67,977
NiSource, Inc. 1.7% 2/15/31		120,000	99,700
Puget Energy, Inc. 4.224% 3/15/32		60,000	55,328
			227,648
TOTAL UTILITIES			695,331

TOTAL NONCONVERTIBLE BONDS			5,135,438
TOTAL CORPORATE BONDS (Cost $5,229,841)			5,162,560

U.S. Treasury Obligations - 25.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.25% 5/15/41 (f)	39,000	29,645
2.25% 2/15/52	1,170,000	787,138
3.375% 8/15/42	80,000	70,788
3.625% 2/15/53	113,000	101,360
4.25% 2/15/54	132,000	132,516
4.625% 5/15/54	40,000	42,750
U.S. Treasury Notes:
3.375% 5/15/33	375,000	360,850
3.5% 2/15/33	715,000	695,561
3.625% 3/31/30	200,000	198,461
3.75% 5/31/30	30,000	29,951
4% 1/31/29	150,000	151,518
4% 1/31/31	79,000	79,867
4% 2/15/34	58,000	58,363
4.125% 8/31/30	115,000	117,062
4.375% 11/30/30	164,000	169,189
4.625% 5/31/31	44,000	46,097
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,303,329)		3,071,116

U.S. Government Agency - Mortgage Securities - 29.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.4%
2% 11/1/40	23,461	20,397
2.5% 10/1/51 to 11/1/51	69,847	59,842
3% 2/1/52 to 5/1/52	82,226	73,273
4% 1/1/51	23,030	22,085
5% 12/1/52 to 1/1/54	107,041	106,331
5.5% 6/1/54	49,759	50,150
6% 6/1/54	49,568	50,549
6.5% 6/1/54	17,351	17,877
TOTAL FANNIE MAE		400,504
Freddie Mac - 1.7%
1.5% 4/1/51	45,993	35,982
2.5% 9/1/51 to 12/1/51	75,948	65,069
3% 5/1/35 to 5/1/51	62,090	57,908
4.5% 12/1/52	44,267	43,092
TOTAL FREDDIE MAC		202,051
Ginnie Mae - 7.0%
2% 2/20/51 to 3/20/52	144,972	121,990
2% 9/1/54 (g)	100,000	84,195
2.5% 8/20/51 to 5/20/52	123,969	108,300
3% 9/1/54 (g)	50,000	45,216
3% 9/1/54 (g)	25,000	22,608
3.5% 9/1/54 (g)	25,000	23,266
3.5% 9/1/54 (g)	25,000	23,266
4.5% 4/20/53	48,198	47,195
5% 9/1/54 (g)	25,000	24,973
5% 10/1/54 (g)	25,000	24,912
6% 9/1/54 (g)	200,000	202,900
6% 10/1/54 (g)	100,000	101,407
TOTAL GINNIE MAE		830,228
Uniform Mortgage Backed Securities - 17.7%
2% 9/1/39 (g)	50,000	45,215
2% 10/1/39 (g)	50,000	45,277
2% 9/1/54 (g)	350,000	286,262
2% 9/1/54 (g)	50,000	40,895
2% 9/1/54 (g)	50,000	40,895
2% 9/1/54 (g)	50,000	40,895
2% 9/1/54 (g)	125,000	102,236
2% 10/1/54 (g)	175,000	143,322
2% 10/1/54 (g)	200,000	163,797
2.5% 9/1/54 (g)	150,000	127,869
2.5% 9/1/54 (g)	50,000	42,623
2.5% 9/1/54 (g)	50,000	42,623
2.5% 10/1/54 (g)	200,000	170,695
3% 9/1/54 (g)	100,000	88,660
3% 9/1/54 (g)	25,000	22,165
3% 10/1/54 (g)	100,000	88,746
3.5% 9/1/54 (g)	100,000	92,043
4% 9/1/54 (g)	100,000	94,832
4.5% 9/1/54 (g)	25,000	24,329
5.5% 9/1/54 (g)	100,000	100,684
6% 9/1/54 (g)	50,000	50,920
6% 9/1/54 (g)	50,000	50,920
6% 9/1/54 (g)	25,000	25,460
6.5% 9/1/54 (g)	175,000	180,188
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,111,551
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,489,056)		3,544,334

Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(c)(d)	250,000	250,159
Cedar Funding Ltd. Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(c)(d)	250,000	250,252
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(c)(d)	100,000	99,978
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	47,750	44,490
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(d)	300,196	300,496
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	54,000	53,681
TOTAL ASSET-BACKED SECURITIES (Cost $992,146)		999,056

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.1015% 8/15/36 (b)(c)(d) (Cost $121,394)	125,000	120,286

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic 2.6% 8/15/34(Reg. S) (Cost $14,842)	EUR	13,000	14,741

Common Stocks - 0.1%
	Shares	Value ($)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cano Health, Inc. (h)	134	1,486
Cano Health, Inc. warrants (h)(i)	14	51
Centene Corp. (i)	15	1,182
		2,719
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (i)	19	1,481
TOTAL COMMON STOCKS (Cost $7,616)		4,200

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (c)(d)(j)	997	958
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (c)(d)(j)	4,974	4,211
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (c)(d)(j)	5,000	4,958
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (c)(d)(j)	4,966	4,514
		9,472
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (c)(d)(j)	2,000	1,999
Specialty Retail - 0.1%
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (c)(d)(j)	5,000	4,550
TOTAL CONSUMER DISCRETIONARY		21,190
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (c)(d)(j)	997	994
FINANCIALS - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (c)(d)(j)	5,000	4,951
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (c)(d)(h)(j)	784	782
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (c)(d)(j)	5,000	4,869
		5,651
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (c)(d)(j)	1,000	991
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (c)(d)(j)	2,000	1,915
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (d)(j)(k)	4,000	3,961
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (d)(j)(k)	5,000	4,892
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (c)(d)(j)	2,000	1,967
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (c)(d)(j)	1,000	992
		13,727
MATERIALS - 0.1%
Chemicals - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (c)(d)(j)	995	784
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (c)(d)(j)	1,000	896
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (c)(d)(j)	5,000	4,688
		6,368
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (c)(d)(h)(j)	3,917	3,702
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (c)(d)(j)	1,000	934
		4,636
TOTAL BANK LOAN OBLIGATIONS (Cost $59,153)		58,508

Preferred Securities - 1.1%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (Reg. S) (c)(l)	EUR	100,000	107,155
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(l)		1,000	976
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (c)(d)(l)		1,000	1,018
			1,994
FINANCIALS - 0.2%
Banks - 0.1%
Citigroup, Inc. 7.125% (c)(l)		5,000	5,208
M&T Bank Corp.:
3.5% (c)(l)		1,000	885
5.125% (c)(l)		1,000	990
Wells Fargo & Co. 6.85% (c)(l)		5,000	5,175
			12,258
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (c)(l)		5,000	4,555
4.7% (c)(l)		1,000	835
			5,390
TOTAL FINANCIALS			17,648
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		3,000	3,065
Aircastle Ltd. 5.25% (b)(c)(l)		1,000	1,007
			4,072
TOTAL PREFERRED SECURITIES (Cost $118,870)			130,869

Money Market Funds - 11.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $1,368,912)	1,368,639	1,368,912

TOTAL INVESTMENT IN SECURITIES - 121.7% (Cost $14,705,159)	14,474,582
NET OTHER ASSETS (LIABILITIES) - (21.7)%	(2,578,723)
NET ASSETS - 100.0%	11,895,859

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5% 9/1/54	(25,000)	(24,974)
6% 9/1/54	(100,000)	(101,450)

TOTAL GINNIE MAE		(126,424)

Uniform Mortgage Backed Securities
2% 9/1/39	(50,000)	(45,215)
2% 9/1/54	(175,000)	(143,131)
2% 9/1/54	(125,000)	(102,236)
2% 9/1/54	(200,000)	(163,578)
2.5% 9/1/54	(200,000)	(170,492)
3% 9/1/54	(100,000)	(88,660)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(713,312)

TOTAL TBA SALE COMMITMENTS (Proceeds $829,162)		(839,736)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec 2024	207,547	(275)	(275)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Dec 2024	218,797	(941)	(941)

TOTAL PURCHASED					(1,216)

Sold

Bond Index Contracts
Eurex Euro-Schatz Contracts (Germany)	1	Dec 2024	117,891	88	88

TOTAL FUTURES CONTRACTS					(1,128)
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	2,220	EUR	2,000	BNP Paribas S.A.	10/03/24	6
USD	420,073	EUR	380,000	Bank of America, N.A.	10/03/24	(537)
USD	121,793	GBP	94,000	State Street Bank and Trust Co	10/03/24	(1,690)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,221)
Unrealized Appreciation						6
Unrealized Depreciation						(2,227)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,390,881 or 20.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,166.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,117,825	3,037,682	2,786,595	76,648	-	-	1,368,912	0.0%
Total	1,117,825	3,037,682	2,786,595	76,648	-	-	1,368,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	2,719	1,182	-	1,537
Information Technology	1,481	1,481	-	-

Corporate Bonds	5,162,560	-	5,162,560	-

U.S. Government and Government Agency Obligations	3,071,116	-	3,071,116	-

U.S. Government Agency - Mortgage Securities	3,544,334	-	3,544,334	-

Asset-Backed Securities	999,056	-	999,056	-

Commercial Mortgage Securities	120,286	-	120,286	-

Foreign Government and Government Agency Obligations	14,741	-	14,741	-

Bank Loan Obligations	58,508	-	54,024	4,484

Preferred Securities	130,869	-	130,869	-

Money Market Funds	1,368,912	1,368,912	-	-
Total Investments in Securities:	14,474,582	1,371,575	13,096,986	6,021
Derivative Instruments: Assets
Futures Contracts	88	88	-	-
Forward Foreign Currency Contracts	6	-	6	-
Total Assets	94	88	6	-
Liabilities
Futures Contracts	(1,216)	(1,216)	-	-
Forward Foreign Currency Contracts	(2,227)	-	(2,227)	-
Total Liabilities	(3,443)	(1,216)	(2,227)	-
Total Derivative Instruments:	(3,349)	(1,128)	(2,221)	-
Other Financial Instruments:
TBA Sale Commitments	(839,736)	-	(839,736)	-
Total Other Financial Instruments:	(839,736)	-	(839,736)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	6	(2,227)
Total Foreign Exchange Risk	6	(2,227)
Interest Rate Risk
Futures Contracts (b)	88	(1,216)
Total Interest Rate Risk	88	(1,216)
Total Value of Derivatives	94	(3,443)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Sustainable Core Plus Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $13,336,247)	$13,105,670
Fidelity Central Funds (cost $1,368,912)	1,368,912

Total Investment in Securities (cost $14,705,159)		$14,474,582
Cash		34,628
Foreign currency held at value (cost $4,999)		4,985
Receivable for investments sold		25,335
Receivable for TBA sale commitments		829,162
Unrealized appreciation on forward foreign currency contracts		6
Interest receivable		85,079
Distributions receivable from Fidelity Central Funds		5,894
Total assets		15,459,671
Liabilities
Payable for investments purchased
Regular delivery	$51,405
Delayed delivery	2,621,752
TBA sale commitments, at value	839,736
Unrealized depreciation on forward foreign currency contracts	2,227
Distributions payable	44,500
Accrued management fee	3,575
Payable for daily variation margin on futures contracts	528
Other payables and accrued expenses	89
Total liabilities		3,563,812
Net Assets		$11,895,859
Net Assets consist of:
Paid in capital		$12,508,298
Total accumulated earnings (loss)		(612,439)
Net Assets		$11,895,859
Net Asset Value, offering price and redemption price per share ($11,895,859 ÷ 250,000 shares)		$47.58
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$4,986
Interest		492,778
Income from Fidelity Central Funds		76,648
Total income		574,412
Expenses
Management fee	$41,505
Independent trustees' fees and expenses	35
Miscellaneous	108
Total expenses before reductions	41,648
Expense reductions	(1,693)
Total expenses after reductions		39,955
Net Investment income (loss)		534,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(61,700)
Forward foreign currency contracts	3,923
Foreign currency transactions	118
Futures contracts	4,125
Total net realized gain (loss)		(53,534)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	460,705
Forward foreign currency contracts	(9,167)
Assets and liabilities in foreign currencies	105
Futures contracts	(2,372)
TBA Sale commitments	(5,900)
Total change in net unrealized appreciation (depreciation)		443,371
Net gain (loss)		389,837
Net increase (decrease) in net assets resulting from operations		$924,294
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$534,457	$483,688
Net realized gain (loss)	(53,534)	(308,279)
Change in net unrealized appreciation (depreciation)	443,371	(191,321)
Net increase (decrease) in net assets resulting from operations	924,294	(15,912)
Distributions to shareholders	(522,000)	(529,500)

Share transactions
Proceeds from sales of shares	1,154,763	-
Cost of shares redeemed	(1,152,343)	-

Net increase (decrease) in net assets resulting from share transactions	2,420	-
Total increase (decrease) in net assets	404,714	(545,412)

Net Assets
Beginning of period	11,491,145	12,036,557
End of period	$11,895,859	$11,491,145

Other Information
Shares
Sold	25,000	-
Redeemed	(25,000)	-

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$45.96	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.138	1.935	.499
Net realized and unrealized gain (loss)	1.570	(2.007)	(1.851)
Total from investment operations	3.708	(.072)	(1.352)
Distributions from net investment income	(2.088)	(2.089)	(.498)
Distributions from net realized gain	-	(.029)	-
Total distributions	(2.088)	(2.118)	(.498)
Net asset value, end of period	$47.58	$45.96	$48.15
Total Return D,E,F	8.31%	(.09)%	(2.72)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36% I
Expenses net of all reductions	.35%	.35%	.36% I
Net investment income (loss)	4.64%	4.14%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,896	$11,491	$12,037
Portfolio turnover rate J	327%	303%	11% K

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 61.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 5.539% 2/20/26	20,000	20,004
Media - 0.9%
Discovery Communications LLC 4.9% 3/11/26	19,000	18,887
Warnermedia Holdings, Inc. 3.788% 3/15/25	16,000	15,853
		34,740
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. 3.625% 12/15/25	12,000	11,815
Sprint Corp. 7.625% 3/1/26	9,000	9,279
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	10,000	9,689
3.5% 4/15/25	32,000	31,657
		62,440
TOTAL COMMUNICATION SERVICES		117,184
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 4.2%
American Honda Finance Corp. 2.15% 9/10/24	26,000	25,982
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (b)(c)	25,000	25,008
3.8% 4/7/25	11,000	10,903
4.3% 7/13/25	15,000	14,902
5.4% 4/6/26	11,000	11,101
Hyundai Capital America:
2.65% 2/10/25 (d)	32,000	31,626
5.65% 6/26/26 (d)	11,000	11,161
5.8% 6/26/25 (d)	15,000	15,085
6.25% 11/3/25 (d)	11,000	11,163
		156,931
Leisure Products - 0.3%
Mattel, Inc. 5.875% 12/15/27 (d)	11,000	11,118
Specialty Retail - 2.1%
AutoZone, Inc.:
3.25% 4/15/25	8,000	7,902
3.625% 4/15/25	36,000	35,663
Lowe's Companies, Inc. 4% 4/15/25	16,000	15,895
Ross Stores, Inc. 4.6% 4/15/25	11,000	10,958
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (b)(c)	9,000	9,009
		79,427
TOTAL CONSUMER DISCRETIONARY		247,476
CONSUMER STAPLES - 0.5%
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.95% 2/10/26 (d)	12,000	11,378
Dollar Tree, Inc. 4% 5/15/25	10,000	9,919
		21,297
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	12,000	11,694
3.9% 2/1/25	16,000	15,904
DCP Midstream Operating LP 5.375% 7/15/25	11,000	10,996
Enbridge, Inc. 2.5% 1/15/25	20,000	19,790
Enterprise Products Operating LP 3.75% 2/15/25	16,000	15,903
EQT Corp. 3.125% 5/15/26 (d)	12,000	11,649
MPLX LP:
1.75% 3/1/26	12,000	11,473
4.875% 12/1/24	25,000	24,960
4.875% 6/1/25	8,000	7,985
Spectra Energy Partners LP 3.5% 3/15/25	8,000	7,924
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	11,000	11,375
Western Midstream Operating LP:
3.1% 2/1/25	12,000	11,857
4.65% 7/1/26	11,000	10,943
		172,453
FINANCIALS - 30.2%
Banks - 16.2%
Bank of America Corp.:
2.456% 10/22/25 (b)	30,000	29,871
3.366% 1/23/26 (b)	33,000	32,729
3.384% 4/2/26 (b)	20,000	19,781
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8226% 1/10/25 (b)(c)	20,000	20,012
5.2% 12/12/24	5,000	4,998
Bank of Nova Scotia 5.25% 12/6/24	15,000	14,993
Canadian Imperial Bank of Commerce:
1% 10/18/24	20,000	19,893
2.25% 1/28/25	33,000	32,616
Citigroup, Inc.:
1.122% 1/28/27 (b)	12,000	11,396
3.106% 4/8/26 (b)	33,000	32,565
5.61% 9/29/26 (b)	19,000	19,136
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	12,000	11,793
2.083% 4/22/26 (b)	16,000	15,696
2.301% 10/15/25 (b)	30,000	29,881
3.96% 1/29/27 (b)	12,000	11,873
4.08% 4/26/26 (b)	11,000	10,925
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (b)	11,000	10,984
5.812% 6/12/26 (b)	15,000	15,073
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6984% 10/7/24 (b)(c)	20,000	20,003
5.069% 7/23/27 (b)	15,000	15,171
5.66% 10/25/24	20,000	20,006
The Toronto-Dominion Bank:
1.45% 1/10/25	33,000	32,562
4.285% 9/13/24	20,000	19,992
Truist Financial Corp.:
1.267% 3/2/27 (b)	12,000	11,345
4% 5/1/25	32,000	31,759
4.26% 7/28/26 (b)	8,000	7,928
6.047% 6/8/27 (b)	11,000	11,227
U.S. Bancorp 5.727% 10/21/26 (b)	11,000	11,112
Wells Fargo & Co.:
2.164% 2/11/26 (b)	27,000	26,631
2.188% 4/30/26 (b)	12,000	11,762
3.196% 6/17/27 (b)	12,000	11,697
3.908% 4/25/26 (b)	32,000	31,724
		607,134
Capital Markets - 6.3%
Bank of New York Mellon Corp. 2.1% 10/24/24	20,000	19,911
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	16,000	15,680
1.093% 12/9/26 (b)	12,000	11,426
1.431% 3/9/27 (b)	20,000	18,991
3.5% 1/23/25	20,000	19,867
5.798% 8/10/26 (b)	15,000	15,098
Moody's Corp. 3.75% 3/24/25	16,000	15,891
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8609% 1/22/25 (b)(c)	25,000	25,001
0.985% 12/10/26 (b)	16,000	15,216
1.593% 5/4/27 (b)	12,000	11,400
2.188% 4/28/26 (b)	12,000	11,765
4.679% 7/17/26 (b)	15,000	14,935
NASDAQ, Inc. 5.65% 6/28/25	2,000	2,009
State Street Corp.:
2.901% 3/30/26 (b)	15,000	14,799
4.857% 1/26/26 (b)	15,000	14,974
5.751% 11/4/26 (b)	11,000	11,118
		238,081
Consumer Finance - 3.3%
Ally Financial, Inc.:
4.625% 3/30/25	11,000	10,949
5.8% 5/1/25	20,000	20,040
American Express Co.:
2.25% 3/4/25	10,000	9,862
3% 10/30/24	26,000	25,949
6.338% 10/30/26 (b)	16,000	16,271
Capital One Financial Corp.:
2.636% 3/3/26 (b)	12,000	11,831
4.985% 7/24/26 (b)	30,000	29,935
		124,837
Financial Services - 1.7%
Corebridge Financial, Inc. 3.5% 4/4/25	26,000	25,729
Corebridge Global Funding 5.75% 7/2/26 (d)	11,000	11,220
The Western Union Co.:
1.35% 3/15/26	12,000	11,372
2.85% 1/10/25	16,000	15,855
		64,176
Insurance - 2.7%
Equitable Financial Life Global Funding:
1% 1/9/26 (d)	12,000	11,421
1.1% 11/12/24 (d)	33,000	32,719
1.3% 7/12/26 (d)	8,000	7,534
1.4% 7/7/25 (d)	12,000	11,654
5.5% 12/2/25 (d)	11,000	11,099
Jackson National Life Global Funding 3.05% 4/29/26 (d)	11,000	10,686
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	15,000	14,963
		100,076
TOTAL FINANCIALS		1,134,304
HEALTH CARE - 4.6%
Biotechnology - 0.9%
AbbVie, Inc. 3.8% 3/15/25	20,000	19,864
Amgen, Inc. 5.25% 3/2/25	15,000	15,005
		34,869
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 1.9% 6/1/25	17,000	16,637
Health Care Providers & Services - 3.2%
Cigna Group:
1.25% 3/15/26	16,000	15,203
5.685% 3/15/26	11,000	10,998
CVS Health Corp.:
2.875% 6/1/26	12,000	11,636
4.1% 3/25/25	16,000	15,914
HCA Holdings, Inc.:
5.25% 4/15/25	16,000	15,991
5.25% 6/15/26	19,000	19,066
5.875% 2/15/26	7,000	7,058
Humana, Inc. 3.85% 10/1/24	25,000	24,965
		120,831
TOTAL HEALTH CARE		172,337
INDUSTRIALS - 2.7%
Machinery - 1.6%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6341% 9/13/24 (b)(c)	25,000	25,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0239% 10/16/26 (b)(c)	20,000	20,097
Otis Worldwide Corp. 2.056% 4/5/25	17,000	16,700
		61,797
Trading Companies & Distributors - 1.1%
Air Lease Corp.:
2.875% 1/15/26	16,000	15,569
3.25% 3/1/25	12,000	11,876
3.375% 7/1/25	12,000	11,828
		39,273
TOTAL INDUSTRIALS		101,070
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 5.85% 7/15/25	11,000	11,078
Semiconductors & Semiconductor Equipment - 1.5%
NXP BV/NXP Funding LLC 5.35% 3/1/26	15,000	15,085
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	33,000	32,475
3.875% 6/18/26	10,000	9,861
		57,421
Software - 1.4%
Oracle Corp. 2.95% 11/15/24	16,000	15,917
Roper Technologies, Inc. 2.35% 9/15/24	25,000	24,966
VMware, Inc. 4.5% 5/15/25	11,000	10,956
		51,839
TOTAL INFORMATION TECHNOLOGY		120,338
MATERIALS - 1.3%
Chemicals - 1.3%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	8,000	7,479
6.05% 3/15/25	11,000	11,040
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (d)	20,000	19,195
Nutrien Ltd. 3% 4/1/25	12,000	11,863
		49,577
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.:
1.3% 9/15/25	12,000	11,548
4% 6/1/25	11,000	10,906
		22,454
UTILITIES - 3.9%
Electric Utilities - 0.9%
Edison International 4.95% 4/15/25	11,000	10,965
Eversource Energy 4.75% 5/15/26	11,000	11,004
Pacific Gas & Electric Co. 3.5% 6/15/25	12,000	11,832
		33,801
Gas Utilities - 0.3%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	12,000	11,640
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 3.55% 6/15/26	12,000	11,685
The AES Corp.:
1.375% 1/15/26	12,000	11,430
3.3% 7/15/25 (d)	12,000	11,764
		34,879
Multi-Utilities - 1.8%
Dominion Energy, Inc.:
1.45% 4/15/26	12,000	11,398
3.3% 3/15/25	15,000	14,837
NiSource, Inc. 0.95% 8/15/25	12,000	11,554
Puget Energy, Inc. 3.65% 5/15/25	12,000	11,858
Sempra 3.3% 4/1/25	16,000	15,805
		65,452
TOTAL UTILITIES		145,772
TOTAL NONCONVERTIBLE BONDS (Cost $2,291,316)		2,304,262

U.S. Treasury Obligations - 25.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.77% to 5.31% 9/5/24 to 1/2/25 (Cost $973,855)	980,100	973,930

Asset-Backed Securities - 8.6%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	10,000	10,000
BMW Vehicle Lease Trust Series 2023-2 Class A2, 5.95% 8/25/25	7,085	7,093
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	11,149	11,158
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	6,000	6,021
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	16,711	16,762
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	2,339	2,338
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	173	173
Series 2023 2 Class A2A, 5.5% 6/15/26	3,502	3,503
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	9,882	9,919
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A2A, 5.21% 9/15/27	7,000	7,036
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	8,779	8,783
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	9,000	9,023
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,300	1,304
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	4,433	4,430
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	4,000	4,026
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	4,959	4,961
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	25,000	24,978
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	8,000	8,045
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	6,949	6,949
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	1,248	1,247
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	10,425	10,431
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	9,000	9,042
Hyundai Auto Receivables Trust Series 2022-C, Class A2A, 5.35% 11/17/25	497	497
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	10,000	10,015
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	352	352
Series 2023-2 Class A2, 5.92% 11/16/26	8,365	8,389
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	16,454	16,489
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	8,000	8,026
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	7,000	7,024
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/27 (d)	10,000	10,041
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	3,190	3,195
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	5,718	5,722
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	15,666	15,684
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	2,868	2,867
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	8,541	8,565
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	2,244	2,243
Series 2023-C Class A2A, 5.6% 8/17/26	9,779	9,789
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	12,218	12,218
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	5,820	5,827
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	7,985	7,991
Series 2023-D Class A2A, 5.91% 2/16/27	6,087	6,106
Series 2024-B Class A2A, 5.48% 9/15/27	8,000	8,033
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	8,000	8,029
TOTAL ASSET-BACKED SECURITIES (Cost $323,134)		324,324

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
BX Trust floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(c)(d)	24,684	24,483
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C28 Class A3, 3.29% 5/15/48	7,823	7,719
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,205)		32,202

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $110,489)	110,467	110,489

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,730,999)	3,745,207
NET OTHER ASSETS (LIABILITIES) - 0.3%	13,148
NET ASSETS - 100.0%	3,758,355

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,856 or 10.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	19,547	1,864,126	1,773,184	4,890	-	-	110,489	0.0%
Total	19,547	1,864,126	1,773,184	4,890	-	-	110,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,304,262	-	2,304,262	-

U.S. Government and Government Agency Obligations	973,930	-	973,930	-

Asset-Backed Securities	324,324	-	324,324	-

Commercial Mortgage Securities	32,202	-	32,202	-

Money Market Funds	110,489	110,489	-	-
Total Investments in Securities:	3,745,207	110,489	3,634,718	-
Fidelity® Sustainable Low Duration Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,620,510)	$3,634,718
Fidelity Central Funds (cost $110,489)	110,489

Total Investment in Securities (cost $3,730,999)		$3,745,207
Cash		5,833
Interest receivable		23,580
Distributions receivable from Fidelity Central Funds		422
Total assets		3,775,042
Liabilities
Distributions payable	$16,050
Accrued management fee	637
Total liabilities		16,687
Net Assets		$3,758,355
Net Assets consist of:
Paid in capital		$3,746,879
Total accumulated earnings (loss)		11,476
Net Assets		$3,758,355
Net Asset Value, offering price and redemption price per share ($3,758,355 ÷ 75,000 shares)		$50.11
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$232,194
Income from Fidelity Central Funds		4,890
Total income		237,084
Expenses
Management fee	$8,909
Independent trustees' fees and expenses	15
Proxy fee	1,404
Total expenses before reductions	10,328
Expense reductions	(2,019)
Total expenses after reductions		8,309
Net Investment income (loss)		228,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,410
Redemptions in-kind	2,042
Total net realized gain (loss)		3,452
Change in net unrealized appreciation (depreciation) on investment securities		19,544
Net gain (loss)		22,996
Net increase (decrease) in net assets resulting from operations		$251,771
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,775	$207,807
Net realized gain (loss)	3,452	(6,692)
Change in net unrealized appreciation (depreciation)	19,544	14,962
Net increase (decrease) in net assets resulting from operations	251,771	216,077
Distributions to shareholders	(231,875)	(202,625)

Share transactions
Proceeds from sales of shares	-	3,746,758
Cost of shares redeemed	(2,507,564)	(2,495,186)

Net increase (decrease) in net assets resulting from share transactions	(2,507,564)	1,251,572
Total increase (decrease) in net assets	(2,487,668)	1,265,024

Net Assets
Beginning of period	6,246,023	4,980,999
End of period	$3,758,355	$6,246,023

Other Information
Shares
Sold	-	75,000
Redeemed	(50,000)	(50,000)
Net increase (decrease)	(50,000)	25,000

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$49.97	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.578	2.012	.278
Net realized and unrealized gain (loss)	.257	.080	(.197)
Total from investment operations	2.835	2.092	.081
Distributions from net investment income	(2.695)	(1.932)	(.271)
Total distributions	(2.695)	(1.932)	(.271)
Net asset value, end of period	$50.11	$49.97	$49.81
Total Return D,E,F	5.83%	4.27%	.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.26%	.30% I
Expenses net of fee waivers, if any	.20%	.26%	.30% I
Expenses net of all reductions	.19%	.25%	.30% I
Net investment income (loss)	5.14%	4.03%	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,758	$6,246	$4,981
Portfolio turnover rate J	50 % K	40%	4% L

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, certain conversion ratio adjustments, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Core Plus Bond ETF	14,706,022	170,041	(428,551)	(258,510)
Fidelity Sustainable Low Duration Bond ETF	3,730,999	14,470	(262)	14,208

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Sustainable Core Plus Bond ETF	2,162	(356,195)	(258,408)
Fidelity Sustainable Low Duration Bond ETF	2,805	(5,537)	14,208

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Core Plus Bond ETF	(274,792)	(81,403)	(356,195)
Fidelity Sustainable Low Duration Bond ETF	(5,537)	(-)	(5,537)

The tax character of distributions paid was as follows:

August 31, 2024
Ordinary Income ($)
Fidelity Sustainable Core Plus Bond ETF.	522,000
Fidelity Sustainable Low Duration Bond ETF	231,875

August 31, 2023
Ordinary Income ($)
Fidelity Sustainable Core Plus Bond ETF.	529,500
Fidelity Sustainable Low Duration Bond ETF	202,625

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,923	(9,167)
Total Foreign Exchange Risk	3,923	(9,167)
Interest Rate Risk
Futures Contracts	4,125	(2,372)
Total Interest Rate Risk	4,125	(2,372)
Totals	8,048	(11,539)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	27,757,042	27,398,454
Fidelity Sustainable Low Duration Bond ETF	1,419,351	1,581,695

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable Low Duration Bond ETF	-	2,164,898
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.20%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable Core Plus Bond ETF	-	432	144
Fidelity Sustainable Low Duration Bond ETF	-	-	-

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2024. During the period this reimbursement reduced each applicable Fund's expenses as follows:

Reimbursement ($)
Fidelity Sustainable Low Duration Bond ETF	1,270

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Core Plus Bond ETF	1,693
Fidelity Sustainable Low Duration Bond ETF	749
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the "Funds"), each a fund of Fidelity Merrimack Street Trust, including the schedules of investments, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Sustainable Core Plus Bond ETF	22.75%
Fidelity Sustainable Low Duration Bond ETF	27.15%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Sustainable Core Plus Bond ETF	$388,892
Fidelity Sustainable Low Duration Bond ETF	$223,908

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Core Plus Bond ETF	$517,425
Fidelity Sustainable Low Duration Bond ETF	$231,875

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	3,379,811,029.83	98.18
Withheld	62,689,925.48	1.82
TOTAL	3,442,500,955.31	100.00
Jennifer Toolin McAuliffe
Affirmative	3,381,722,257.21	98.23
Withheld	60,778,698.10	1.77
TOTAL	3,442,500,955.31	100.00
Christine J. Thompson
Affirmative	3,382,823,976.33	98.27
Withheld	59,676,978.98	1.73
TOTAL	3,442,500,955.31	100.00
Elizabeth S. Acton
Affirmative	3,364,610,007.82	97.74
Withheld	77,890,947.49	2.26
TOTAL	3,442,500,955.31	100.00
Laura M. Bishop
Affirmative	3,383,577,873.72	98.29
Withheld	58,923,081.59	1.71
TOTAL	3,442,500,955.31	100.00
Ann E. Dunwoody
Affirmative	3,381,468,375.28	98.23
Withheld	61,032,580.03	1.77
TOTAL	3,442,500,955.31	100.00
John Engler
Affirmative	3,381,530,803.91	98.23
Withheld	60,970,151.40	1.77
TOTAL	3,442,500,955.31	100.00
Robert F. Gartland
Affirmative	3,354,607,739.04	97.45
Withheld	87,893,216.27	2.55
TOTAL	3,442,500,955.31	100.00
Robert W. Helm
Affirmative	3,384,017,786.52	98.30
Withheld	58,483,168.79	1.70
TOTAL	3,442,500,955.31	100.00
Arthur E. Johnson
Affirmative	3,373,113,641.17	97.98
Withheld	69,387,314.14	2.02
TOTAL	3,442,500,955.31	100.00
Michael E. Kenneally
Affirmative	2,929,402,647.40	85.10
Withheld	513,098,307.91	14.90
TOTAL	3,442,500,955.31	100.00
Mark A. Murray
Affirmative	3,383,790,962.34	98.29
Withheld	58,709,992.97	1.71
TOTAL	3,442,500,955.31	100.00
Carol J. Zierhoffer
Affirmative	3,385,082,303.87	98.33
Withheld	57,418,651.44	1.67
TOTAL	3,442,500,955.31	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904943.102
CPB-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024